Victory Portfolios II	Schedule of Portfolio Investments
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.3%)

Communication Services (5.2%):
Activision Blizzard, Inc.	1,975	$159,876
Alphabet, Inc., Class A(a)	103	150,956
Altice USA, Inc., Class A(a)	4,821	125,346
ANGI Homeservices, Inc., Class A(a)(b)	6,858	76,090
AT&T, Inc.	5,775	164,645
Cable One, Inc.	74	139,522
CenturyLink, Inc.	10,862	109,598
Charter Communications, Inc., Class A(a)	303	189,175
Comcast Corp., Class A	3,676	170,052
Discovery, Inc., Class A(a)(b)	5,729	124,720
DISH Network Corp., Class A(a)	2,783	80,790
Electronic Arts, Inc.(a)	1,289	168,099
Facebook, Inc., Class A(a)	485	127,022
Fox Corp., Class A	4,680	130,244
Liberty Broadband Corp., Class C(a)	1,209	172,730
Netflix, Inc.(a)	272	136,008
Omnicom Group, Inc.	2,510	124,245
Sirius XM Holdings, Inc.(b)	25,018	134,096
Take-Two Interactive Software, Inc.(a)	900	148,698
The Interpublic Group of Cos., Inc.	6,173	102,904
The New York Times Co., Class A	3,646	156,012
T-Mobile U.S., Inc.(a)	1,296	148,211
Verizon Communications, Inc.	4,114	244,742
ViacomCBS, Inc., Class B(b)	2,992	83,806
		3,367,587
Consumer Discretionary (9.6%):
Advance Auto Parts, Inc.	826	126,791
Amazon.com, Inc.(a)	51	160,585
Aptiv PLC	972	89,113
AutoZone, Inc.(a)	123	144,850
Best Buy Co., Inc.	1,086	120,861
Booking Holdings, Inc.(a)	68	116,326
BorgWarner, Inc.	3,090	119,707
Bright Horizons Family Solutions, Inc.(a)	728	110,685
CarMax, Inc.(a)	995	91,450
Chegg, Inc.(a)	1,400	100,016
Chipotle Mexican Grill, Inc.(a)	95	118,152
D.R. Horton, Inc.	1,504	113,748
Dollar General Corp.	997	208,991
Dollar Tree, Inc.(a)	1,380	126,049
Domino's Pizza, Inc.	346	147,147
eBay, Inc.	3,365	175,317
Etsy, Inc.(a)	792	96,331
Floor & Decor Holdings, Inc., Class A(a)	1,328	99,334
Garmin Ltd.	1,601	151,870
General Motors Co.	3,448	102,027
Gentex Corp.	5,872	151,203
Genuine Parts Co.	1,255	119,438
Hasbro, Inc.	1,425	117,876
Hilton Worldwide Holdings, Inc.	1,390	118,595
Las Vegas Sands Corp.(c)	2,100	97,986
Lear Corp.	931	101,526
Lennar Corp., Class A	1,222	99,813
LKQ Corp.(a)	2,926	81,138
Lowe's Cos., Inc.	748	124,063
Marriott International, Inc., Class A	913	84,526
McDonald's Corp.	694	152,325
MGM Resorts International	2,838	61,727
Mohawk Industries, Inc.(a)	904	88,221
NIKE, Inc., Class B	1,339	168,098
NVR, Inc.(a)	24	97,995
O'Reilly Automotive, Inc.(a)	308	142,013
Pool Corp.	436	145,860
PulteGroup, Inc.	2,093	96,885

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Ross Stores, Inc.	1,224	$114,224
Service Corp. International	3,149	132,825
Starbucks Corp.	1,578	135,582
Target Corp.(c)	1,069	168,282
Tesla, Inc.(a)	149	63,922
The Home Depot, Inc.	486	134,967
The TJX Cos., Inc.	2,246	124,990
Tractor Supply Co.	1,107	158,676
Ulta Beauty, Inc.(a)	415	92,952
Vail Resorts, Inc.	571	122,177
VF Corp.	1,638	115,070
Whirlpool Corp.	550	101,140
Williams-Sonoma, Inc.(b)	1,054	95,324
Yum! Brands, Inc.	1,424	130,011
		6,258,780
Consumer Staples (7.8%):
Archer-Daniels-Midland Co.	3,478	161,692
Brown-Forman Corp., Class B	2,151	162,013
Campbell Soup Co.	3,774	182,548
Casey's General Stores, Inc.	794	141,054
Church & Dwight Co., Inc.	1,997	187,139
Colgate-Palmolive Co.	2,402	185,314
Conagra Brands, Inc.	4,277	152,732
Costco Wholesale Corp.	619	219,745
General Mills, Inc.	3,159	194,847
Herbalife Nutrition Ltd.(a)	2,303	107,435
Hormel Foods Corp.(b)	4,049	197,957
Kellogg Co.	2,750	177,623
Kimberly-Clark Corp.	1,266	186,938
Lamb Weston Holdings, Inc.	1,720	113,984
McCormick & Co., Inc.	786	152,563
Mondelez International, Inc., Class A	3,049	175,165
Monster Beverage Corp.(a)	2,084	167,137
PepsiCo, Inc.	1,172	162,439
Philip Morris International, Inc.	1,954	146,530
Sysco Corp.	1,503	93,517
The Boston Beer Co., Inc., Class A(a)	130	114,837
The Clorox Co.	921	193,566
The Coca-Cola Co.	3,638	179,608
The Estee Lauder Cos., Inc., Class A	673	146,882
The Hershey Co.	1,083	155,237
The J.M. Smucker Co.	1,573	181,713
The Kroger Co.	5,635	191,083
The Procter & Gamble Co.	1,335	185,552
Tyson Foods, Inc., Class A	1,981	117,830
Walgreens Boots Alliance, Inc.	3,597	129,204
Walmart, Inc.	1,417	198,252
		5,062,136
Energy (1.3%):
Cabot Oil & Gas Corp.	6,308	109,508
Cheniere Energy, Inc.(a)	2,238	103,552
ConocoPhillips	2,342	76,911
EOG Resources, Inc.	1,951	70,119
Exxon Mobil Corp.	3,125	107,281
Kinder Morgan, Inc.	7,968	98,245
ONEOK, Inc.	2,383	61,910
Pioneer Natural Resources Co.	779	66,986
The Williams Cos., Inc.	4,537	89,152
Valero Energy Corp.	1,636	70,872
		854,536
Financials (12.8%):
Aflac, Inc.	2,912	105,851
Ally Financial, Inc.	3,497	87,670
American Express Co.	979	98,145
Ameriprise Financial, Inc.	554	85,377
Arch Capital Group Ltd.(a)	3,421	100,064

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Ares Management Corp., Class A	2,860	$115,601
Arthur J. Gallagher & Co.	1,410	148,868
Assurant, Inc.	1,015	123,130
Athene Holding Ltd., Class A(a)	2,011	68,535
Bank of America Corp.	4,146	99,877
Berkshire Hathaway, Inc., Class B(a)	802	170,778
BlackRock, Inc., Class A	215	121,163
Brown & Brown, Inc.	3,456	156,453
Cboe Global Markets, Inc.	1,550	135,997
Chubb Ltd.	1,037	120,416
Cincinnati Financial Corp.	1,364	106,351
Citigroup, Inc.	1,785	76,951
Citizens Financial Group, Inc.	3,204	80,997
CME Group, Inc.	733	122,638
Commerce Bancshares, Inc.	2,116	119,110
Credit Acceptance Corp.(a)	245	82,967
Discover Financial Services	1,369	79,101
Erie Indemnity Co., Class A	582	122,383
Everest Re Group Ltd.	575	113,586
FactSet Research Systems, Inc.	389	130,268
Fidelity National Financial, Inc.	3,419	107,049
Fifth Third Bancorp	4,063	86,623
First Republic Bank	1,144	124,766
Franklin Resources, Inc.	5,678	115,547
Globe Life, Inc.	1,398	111,700
Huntington Bancshares, Inc.	10,561	96,844
Interactive Brokers Group, Inc.	2,487	120,197
Intercontinental Exchange, Inc.	1,503	150,375
JPMorgan Chase & Co.	1,146	110,325
KeyCorp	6,762	80,671
KKR & Co., Inc.	3,147	108,068
Lincoln National Corp.	1,826	57,209
LPL Financial Holdings, Inc.	1,132	86,790
M&T Bank Corp.	1,041	95,866
Markel Corp.(a)	111	108,081
MarketAxess Holdings, Inc.	283	136,290
Marsh & McLennan Cos., Inc.	1,461	167,577
MetLife, Inc.	2,689	99,950
Moody's Corp.	408	118,259
Morgan Stanley	2,051	99,166
Morningstar, Inc.	1,221	196,106
MSCI, Inc.	318	113,456
Nasdaq, Inc.	1,075	131,913
Northern Trust Corp.	1,459	113,758
Principal Financial Group, Inc.	2,259	90,970
Raymond James Financial, Inc.	1,405	102,228
Regions Financial Corp.	7,795	89,876
RenaissanceRe Holdings Ltd.	775	131,549
S&P Global, Inc.	359	129,455
SEI Investments Co.	2,589	131,314
State Street Corp.	1,574	93,385
SVB Financial Group(a)	370	89,029
Synchrony Financial	3,285	85,968
T. Rowe Price Group, Inc.	925	118,604
The Allstate Corp.	1,505	141,681
The Bank of New York Mellon Corp.	3,533	121,323
The Blackstone Group, Inc., Class A	2,166	113,065
The Charles Schwab Corp.	3,301	119,595
The Goldman Sachs Group, Inc.	573	115,156
The Hartford Financial Services Group, Inc.	2,347	86,510
The PNC Financial Services Group, Inc.	970	106,613
The Progressive Corp.	1,782	168,701
The Travelers Cos., Inc.	1,095	118,468
Tradeweb Markets, Inc., Class A	2,597	150,627
Truist Financial Corp.	2,405	91,510
U.S. Bancorp	2,946	105,614
Voya Financial, Inc.	2,448	117,333
W.R. Berkley Corp.	2,069	126,519

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Wells Fargo & Co.	4,236	$99,588
		8,353,544
Health Care (17.1%):
Abbott Laboratories	1,442	156,933
AbbVie, Inc.	1,938	169,750
ABIOMED, Inc.(a)	466	129,110
Agilent Technologies, Inc.	1,690	170,589
Alexion Pharmaceuticals, Inc.(a)	1,453	166,267
Align Technology, Inc.(a)	329	107,701
Amedisys, Inc.(a)	515	121,761
AmerisourceBergen Corp.	1,509	146,252
Amgen, Inc.	652	165,712
Anthem, Inc.	406	109,048
Avantor, Inc.(a)(b)	4,282	96,302
Baxter International, Inc.	1,894	152,315
Becton, Dickinson & Co.	699	162,643
Biogen, Inc.(a)	474	134,464
BioMarin Pharmaceutical, Inc.(a)	1,389	105,675
Bio-Rad Laboratories, Inc., Class A(a)	326	168,040
Bio-Techne Corp.	676	167,465
Boston Scientific Corp.(a)	3,469	132,550
Catalent, Inc.(a)	1,278	109,473
Centene Corp.(a)	1,904	111,060
Cerner Corp.	2,700	195,183
Charles River Laboratories International, Inc.(a)	564	127,718
Chemed Corp.	283	135,939
Cigna Corp.	679	115,029
CRISPR Therapeutics AG(a)(b)	1,152	96,353
CVS Health Corp.	2,643	154,351
Danaher Corp.	915	197,028
DaVita, Inc.(a)	1,767	151,344
DexCom, Inc.(a)	283	116,661
Edwards Lifesciences Corp.(a)	1,671	133,379
Eli Lilly & Co.	1,054	156,013
Encompass Health Corp.	2,224	144,516
Exelixis, Inc.(a)	5,298	129,536
HCA Healthcare, Inc.	743	92,637
Henry Schein, Inc.(a)	2,205	129,610
Hologic, Inc.(a)	2,305	153,213
Horizon Therapeutics PLC(a)	1,548	120,249
Humana, Inc.	291	120,442
IDEXX Laboratories, Inc.(a)	409	160,782
Illumina, Inc.(a)	412	127,341
Insulet Corp.(a)	627	148,342
Intuitive Surgical, Inc.(a)	189	134,103
Ionis Pharmaceuticals, Inc.(a)	2,815	133,572
IQVIA Holdings, Inc.(a)	757	119,326
Jazz Pharmaceuticals PLC(a)	1,030	146,868
Johnson & Johnson(c)	1,325	197,266
Laboratory Corp. of America Holdings(a)	665	125,200
LHC Group, Inc.(a)	595	126,473
Masimo Corp.(a)	778	183,655
McKesson Corp.	886	131,952
Medtronic PLC	1,414	146,943
Merck & Co., Inc.	2,268	188,131
Mettler-Toledo International, Inc.(a)	158	152,589
Molina Healthcare, Inc.(a)	648	118,610
Mylan NV(a)	8,588	127,360
Neurocrine Biosciences, Inc.(a)(b)	1,287	123,758
Novocure Ltd.(a)	1,348	150,046
Penumbra, Inc.(a)	656	127,513
PerkinElmer, Inc.	1,500	188,264
Perrigo Co. PLC	2,642	121,294
Pfizer, Inc.	4,837	177,518
PRA Health Sciences, Inc.(a)	1,106	112,193
Quest Diagnostics, Inc.	1,339	153,302
Quidel Corp.(a)	449	98,502
Regeneron Pharmaceuticals, Inc.(a)	243	136,027

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Repligen Corp.(a)(b)	870	$128,360
ResMed, Inc.	689	118,115
Stryker Corp.	635	132,315
Syneos Health, Inc.(a)	1,522	80,910
Teleflex, Inc.	361	122,892
The Cooper Cos., Inc.	501	168,897
Thermo Fisher Scientific, Inc.	410	181,022
UnitedHealth Group, Inc.	410	127,826
Universal Health Services, Inc., Class B	847	90,646
Veeva Systems, Inc., Class A(a)	491	138,064
Vertex Pharmaceuticals, Inc.(a)	545	148,305
Waters Corp.(a)	717	140,303
West Pharmaceutical Services, Inc.	580	159,442
Zimmer Biomet Holdings, Inc.	891	121,301
Zoetis, Inc.	984	162,724
		11,130,363
Industrials (15.5%):
3M Co.	1,002	160,500
Allegion PLC	1,332	131,748
AMERCO, Inc.	385	137,052
AMETEK, Inc.	1,314	130,611
AO Smith Corp.	3,425	180,840
C.H. Robinson Worldwide, Inc.	2,088	213,373
Carlisle Cos., Inc.	1,015	124,206
Caterpillar, Inc.	997	148,703
Cintas Corp.	354	117,822
Copart, Inc.(a)	1,344	141,335
CoStar Group, Inc.(a)(c)	164	139,156
CSX Corp.	1,725	133,981
Cummins, Inc.	676	142,744
Deere & Co.	639	141,622
Dover Corp.	1,189	128,816
Eaton Corp. PLC	1,147	117,028
Emerson Electric Co.	1,650	108,191
Enphase Energy, Inc.(a)	788	65,081
Equifax, Inc.	913	143,250
Expeditors International of Washington, Inc.	2,198	198,963
Fastenal Co.	3,347	150,916
FedEx Corp.	523	131,545
Fortive Corp.(b)	1,835	139,845
Fortune Brands Home & Security, Inc.	1,262	109,188
Generac Holdings, Inc.(a)	640	123,930
General Dynamics Corp.	1,032	142,860
General Electric Co.	15,874	98,895
Graco, Inc.	2,537	155,645
HEICO Corp.	993	103,927
Honeywell International, Inc.	828	136,297
Howmet Aerospace, Inc.(a)	4,786	80,022
Hubbell, Inc.	921	126,030
IAA, Inc.(a)(b)	2,120	110,388
IDEX Corp.	915	166,904
Illinois Tool Works, Inc.	727	140,464
J.B. Hunt Transport Services, Inc.	1,097	138,639
Jacobs Engineering Group, Inc.	1,628	151,029
Johnson Controls International PLC	3,578	146,161
Kansas City Southern	665	120,252
Knight-Swift Transportation Holdings, Inc.	3,506	142,694
L3Harris Technologies, Inc.	829	140,797
Lennox International, Inc.	567	154,570
Lockheed Martin Corp.	377	144,497
Masco Corp.	2,575	141,960
Nordson Corp.	646	123,916
Norfolk Southern Corp.	596	127,538
Northrop Grumman Corp.	451	142,286
Old Dominion Freight Line, Inc.	737	133,338
PACCAR, Inc.	2,009	171,327
Parker-Hannifin Corp.	499	100,968

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Quanta Services, Inc.	2,475	$130,829
Republic Services, Inc.(c)	1,887	176,152
Rockwell Automation, Inc.	541	119,388
Rollins, Inc.	3,216	174,275
Roper Technologies, Inc.	362	143,030
Snap-on, Inc.	864	127,120
Southwest Airlines Co.	2,649	99,338
Stanley Black & Decker, Inc.	593	96,185
Teledyne Technologies, Inc.(a)	384	119,121
Textron, Inc.	2,319	83,693
The Toro Co.	2,195	184,269
Trane Technologies PLC	1,156	140,165
TransDigm Group, Inc.	170	80,770
TransUnion	1,570	132,084
Trex Co., Inc.(a)	1,316	94,226
Union Pacific Corp.	765	150,606
United Parcel Service, Inc., Class B	935	155,799
United Rentals, Inc.(a)	523	91,264
Verisk Analytics, Inc.	860	159,366
W.W. Grainger, Inc.	395	140,924
Waste Management, Inc.	1,543	174,621
Watsco, Inc.	695	161,858
Westinghouse Air Brake Technologies Corp.	1,744	107,919
XPO Logistics, Inc.(a)	985	83,390
Xylem, Inc.	1,646	138,462
		10,066,704
Information Technology (18.3%):
Accenture PLC, Class A	627	141,696
Adobe, Inc.(a)	259	127,021
Advanced Micro Devices, Inc.(a)	1,132	92,813
Akamai Technologies, Inc.(a)	1,465	161,941
Amphenol Corp., Class A	1,370	148,331
Analog Devices, Inc.	1,035	120,826
ANSYS, Inc.(a)	407	133,183
Apple, Inc.	1,105	127,970
Applied Materials, Inc.	1,709	101,600
Arista Networks, Inc.(a)	591	122,296
Aspen Technology, Inc.(a)	883	111,779
Autodesk, Inc.(a)	507	117,122
Automatic Data Processing, Inc.	982	136,979
Black Knight, Inc.(a)	2,189	190,553
Booz Allen Hamilton Holdings Corp.	1,999	165,877
Broadcom, Inc.	342	124,597
Broadridge Financial Solutions, Inc.	1,239	163,548
Cadence Design Systems, Inc.(a)	1,264	134,780
CDW Corp.	1,090	130,288
Ceridian HCM Holding, Inc.(a)	1,305	107,858
Ciena Corp.(a)	2,572	102,083
Cisco Systems, Inc.	3,445	135,699
Citrix Systems, Inc.	1,068	147,074
Cognex Corp.	1,559	101,491
Cognizant Technology Solutions Corp., Class A	1,867	129,607
Corning, Inc.	3,703	120,014
Datadog, Inc., Class A(a)(b)	1,183	120,855
Dell Technologies, Inc., Class C(a)	1,803	122,045
Dolby Laboratories, Inc., Class A	2,077	137,664
Dropbox, Inc., Class A(a)	5,627	108,376
Entegris, Inc.	1,769	131,507
EPAM Systems, Inc.(a)	352	113,795
F5 Networks, Inc.(a)	1,168	143,395
Fair Isaac Corp.(a)	252	107,196
Fidelity National Information Services, Inc.	920	135,433
First Solar, Inc.(a)	1,462	96,784
Fiserv, Inc.(a)	1,338	137,881
FleetCor Technologies, Inc.(a)	474	112,859
Fortinet, Inc.(a)	868	102,259
Gartner, Inc.(a)	996	124,450
Genpact Ltd.	3,032	118,096

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Global Payments, Inc.	638	$113,296
HP, Inc.	5,656	107,407
Intel Corp.	2,272	117,644
International Business Machines Corp.	1,247	151,722
Intuit, Inc.	384	125,265
IPG Photonics Corp.(a)(b)	717	121,868
Jack Henry & Associates, Inc.	955	155,273
Juniper Networks, Inc.	7,054	151,661
Keysight Technologies, Inc.(a)	1,403	138,588
KLA Corp.	502	97,257
Lam Research Corp.	290	96,208
Leidos Holdings, Inc.	1,558	138,896
Marvell Technology Group Ltd.	3,099	123,030
Mastercard, Inc., Class A	362	122,418
Microchip Technology, Inc.	908	93,306
Micron Technology, Inc.(a)	2,371	111,342
Microsoft Corp.(c)	637	133,980
MKS Instruments, Inc.	847	92,518
Monolithic Power Systems, Inc.	389	108,768
Motorola Solutions, Inc.	903	141,599
NetApp, Inc.	2,574	112,844
NortonLifeLock, Inc.	4,778	99,574
Nuance Communications, Inc.(a)	4,722	156,723
NVIDIA Corp.	209	113,115
Oracle Corp.	2,589	154,563
Paychex, Inc.	1,633	130,264
Paycom Software, Inc.(a)	318	98,993
Paylocity Holding Corp.(a)	722	116,545
PayPal Holdings, Inc.(a)	618	121,765
PTC, Inc.(a)	1,560	129,043
Qorvo, Inc.(a)	887	114,432
QUALCOMM, Inc.	1,031	121,328
salesforce.com, Inc.(a)	440	110,581
Seagate Technology PLC	2,993	147,466
ServiceNow, Inc.(a)(c)	264	128,040
Skyworks Solutions, Inc.	789	114,800
SolarWinds Corp.(a)	5,924	120,494
Square, Inc., Class A(a)	557	90,540
SS&C Technologies Holdings, Inc.	2,115	128,000
SYNNEX Corp.	836	117,090
Synopsys, Inc.(a)	690	147,646
Teradyne, Inc.	1,386	110,132
Texas Instruments, Inc.	999	142,648
The Trade Desk, Inc., Class A(a)	185	95,974
The Western Union Co.	6,140	131,580
Trimble, Inc.(a)	2,172	105,776
Tyler Technologies, Inc.(a)	518	180,555
Universal Display Corp.	658	118,927
VeriSign, Inc.(a)	725	148,516
Visa, Inc., Class A	681	136,180
VMware, Inc., Class A(a)(b)	980	140,797
WEX, Inc.(a)	501	69,624
Xilinx, Inc.	1,330	138,639
Zebra Technologies Corp.(a)	450	113,607
Zoom Video Communications, Inc., Class A(a)	291	136,802
		11,995,270
Materials (5.5%):
Air Products & Chemicals, Inc.	495	147,441
Albemarle Corp.(b)	1,185	105,797
AptarGroup, Inc.	1,536	173,876
Avery Dennison Corp.	1,103	141,008
Ball Corp.	1,942	161,419
Berry Global Group, Inc.(a)	2,685	129,739
Celanese Corp.	1,132	121,633
CF Industries Holdings, Inc.	3,322	102,019
Corteva, Inc.(b)	4,176	120,311
Crown Holdings, Inc.(a)	1,611	123,821

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Eastman Chemical Co.	1,687	$131,788
FMC Corp.	1,102	116,713
International Flavors & Fragrances, Inc.(b)	1,195	146,328
International Paper Co.	3,324	134,755
LyondellBasell Industries NV, Class A	1,370	96,571
Martin Marietta Materials, Inc.	555	130,625
Newmont Corp.(b)	2,028	128,677
Nucor Corp.	2,816	126,326
Packaging Corp. of America	1,349	147,108
PPG Industries, Inc.	1,182	144,299
Reliance Steel & Aluminum Co.	1,269	129,488
Royal Gold, Inc.	802	96,376
RPM International, Inc.	1,624	134,532
The Scotts Miracle-Gro Co.	701	107,190
The Sherwin-Williams Co.	213	148,405
Vulcan Materials Co.	972	131,745
Westlake Chemical Corp.	1,533	96,916
Westrock Co.	3,100	107,694
		3,582,600
Real Estate (0.2%):
CBRE Group, Inc., Class A(a)	2,167	101,784

Utilities (6.0%):
Alliant Energy Corp.	2,920	150,818
Ameren Corp.	1,752	138,548
American Electric Power Co., Inc.(c)	1,991	162,724
American Water Works Co., Inc.	993	143,866
Atmos Energy Corp.	1,493	142,716
CMS Energy Corp.	2,585	158,745
Consolidated Edison, Inc.(c)	2,063	160,501
Dominion Energy, Inc.	1,686	133,076
DTE Energy Co.	1,077	123,898
Duke Energy Corp.(c)	1,837	162,685
Edison International	2,578	131,066
Entergy Corp.	1,307	128,779
Essential Utilities, Inc.	2,933	118,053
Evergy, Inc.(c)	2,274	115,565
Eversource Energy(c)	1,555	129,920
Exelon Corp.	3,341	119,474
FirstEnergy Corp.	4,020	115,414
NextEra Energy, Inc.(c)	527	146,274
NRG Energy, Inc.	3,760	115,582
Pinnacle West Capital Corp.	1,889	140,825
PPL Corp.	4,641	126,282
Public Service Enterprise Group, Inc.	2,885	158,415
Sempra Energy	1,046	123,805
The AES Corp.	5,809	105,201
The Southern Co.(c)	2,473	134,086
UGI Corp.(b)	3,500	115,430
Vistra Corp.	6,310	119,007
WEC Energy Group, Inc.(c)	1,492	144,575
Xcel Energy, Inc.(c)	2,235	154,237
		3,919,567
Total Common Stocks (Cost $54,306,022)		64,692,871

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory US 500 Enhanced Volatility Wtd Index Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Investment Companies (0.3%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.04%(d)	179,964	$179,964
Total Investment Companies (Cost $179,964)		179,964

Collateral for Securities Loaned^ (3.2%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(d)	45,551	45,551
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(d)	711,993	711,993
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(d)	316,757	316,757
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(d)	181,258	181,258
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(d)	814,970	814,970
Total Collateral for Securities Loaned (Cost $2,070,529)		2,070,529

Total Investments (Cost $56,556,515) — 102.8%		66,943,364
Liabilities in excess of other assets — (2.8)%		(1,846,633)
NET ASSETS - 100.00%		$65,096,731

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	4	12/18/20	$662,866	$670,400	$7,534

	Total unrealized appreciation				$7,534
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$7,534

Victory Portfolios II	Schedule of Portfolio Investments
Victory Market Neutral Income Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (81.1%)

Australia (1.2%):
Communication Services (0.3%):
Telstra Corp. Ltd.	278,534	$557,580

Financials (0.3%):
Insurance Australia Group Ltd.	129,491	409,678
National Australia Bank Ltd.	28,110	361,053
		770,731
Materials (0.6%):
BHP Group Ltd.	15,531	401,139
Fortescue Metals Group Ltd.	27,809	326,633
Rio Tinto Ltd.	7,871	537,489
		1,265,261
		2,593,572
Austria (0.2%):
Energy (0.1%):
OMV AG (a)(b)	8,568	234,401

Financials (0.1%):
Erste Group Bank AG (a)	13,281	278,075
		512,476
Bermuda (0.3%):
Industrials (0.3%):
Triton International Ltd.	16,680	678,376

Brazil (0.6%):
Consumer Discretionary (0.1%):
Petrobras Distribuidora SA	64,700	232,162

Financials (0.1%):
BB Seguridade Participacoes SA	76,400	330,198

Industrials (0.1%):
CCR SA	96,300	217,278

Utilities (0.3%):
Centrais Eletricas Brasileiras SA	31,200	168,459
Engie Brasil Energia SA	55,200	396,638
		565,097
		1,344,735
Canada (2.0%):
Communication Services (0.6%):
BCE, Inc. (c)	11,155	462,655
Shaw Communications, Inc., Class B (c)	24,075	439,404
TELUS Corp. (b)(c)	25,701	452,287
		1,354,346
Energy (0.4%):
Canadian Natural Resources Ltd.	10,913	174,916
Enbridge, Inc.	10,835	316,570
Pembina Pipeline Corp.	8,072	171,334
TC Energy Corp.	7,184	301,627
		964,447
Financials (0.4%):
Great-West Lifeco, Inc. (b)	16,783	327,996
Power Corp. of Canada (b)	14,392	282,024
The Bank of Nova Scotia (b)	9,034	375,365
		985,385
Materials (0.2%):
Nutrien Ltd. (b)	10,237	401,437

Utilities (0.4%):
Algonquin Power & Utilities Corp. (b)	27,225	395,472
Emera, Inc. (b)	11,119	456,820
		852,292
		4,557,907

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Cayman Islands (0.2%):
Consumer Staples (0.2%):
WH Group Ltd. (d)	505,500	$412,353

Chile (0.3%):
Utilities (0.3%):
Colbun SA	2,355,836	380,786
Enel Americas SA	2,336,135	303,701
		684,487
China (3.4%):
Energy (0.4%):
China Petroleum & Chemical Corp., Class H	1,050,000	423,971
China Shenhua Energy Co. Ltd., Class H	314,000	563,597
		987,568
Financials (2.2%):
Agricultural Bank of China Ltd., Class H (c)	1,886,000	591,761
Bank of China Ltd., Class H (c)	2,147,000	667,782
Bank of Communications Co. Ltd., Class H	1,242,000	598,630
China CITIC Bank Corp. Ltd., Class H	1,350,000	523,197
China Everbright Bank Co. Ltd., Class H	1,168,000	369,395
China Minsheng Banking Corp. Ltd., Class H	1,198,000	629,504
GF Securities Co. Ltd., Class H	336,800	428,546
Industrial & Commercial Bank of China Ltd., Class H	1,223,000	637,076
PICC Property & Casualty Co. Ltd., Class H	532,000	373,720
		4,819,611
Industrials (0.2%):
China Communications Construction Co. Ltd., Class H	914,000	480,653

Information Technology (0.2%):
China Railway Signal & Communication Corp. Ltd., Class H (d)	1,134,000	374,487

Utilities (0.4%):
CGN Power Co. Ltd., Class H (d)	2,650,000	545,888
Huaneng Power International, Inc., Class H	904,000	350,752
		896,640
		7,558,959
Czech Republic (0.4%):
Financials (0.2%):
Komercni Banka A/S	19,526	411,760

Utilities (0.2%):
CEZ A/S (c)	28,360	536,685
		948,445
Egypt (0.2%):
Consumer Staples (0.2%):
Eastern Co. SAE	517,552	396,665

Finland (0.7%):
Financials (0.2%):
Nordea Bank Abp (a)	53,272	404,969

Information Technology (0.1%):
Nokia Oyj (a)	78,759	308,214

Materials (0.2%):
UPM-Kymmene Oyj	17,391	529,263

Utilities (0.2%):
Fortum Oyj	20,646	417,373
		1,659,819
France (1.2%):
Communication Services (0.4%):
Orange SA	49,831	518,954
Publicis Groupe SA	9,690	312,270
		831,224
Consumer Discretionary (0.1%):
Sodexo SA	4,642	330,859

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Financials (0.4%):
BNP Paribas SA	7,427	$268,635
CNP Assurances	17,239	216,172
Credit Agricole SA	31,667	276,257
Natixis SA	73,673	165,544
		926,608
Industrials (0.3%):
Alstom SA (a)	7,781	388,636
Bouygues SA	8,060	278,490
		667,126
		2,755,817
Germany (1.0%):
Consumer Discretionary (0.2%):
Bayerische Motoren Werke AG	5,125	371,912

Materials (0.3%):
BASF SE	6,699	407,892
Evonik Industries AG	14,021	362,664
		770,556
Utilities (0.5%):
E.ON SE	47,676	525,440
Uniper SE	17,093	551,679
		1,077,119
		2,219,587
Hong Kong (1.6%):
Energy (0.1%):
CNOOC Ltd.	307,000	295,306

Financials (0.3%):
Hang Seng Bank Ltd.	38,900	576,314

Industrials (0.2%):
CK Hutchison Holdings Ltd.	79,500	481,766

Real Estate (0.5%):
Henderson Land Development Co. Ltd.	162,000	601,545
Sino Land Co. Ltd.	460,000	538,542
		1,140,087
Utilities (0.5%):
CK Infrastructure Holdings Ltd.	97,000	455,217
Power Assets Holdings Ltd. (c)	118,500	624,605
		1,079,822
		3,573,295
Hungary (0.2%):
Energy (0.2%):
MOL Hungarian Oil & Gas PLC (a)	68,120	371,135

India (1.2%):
Communication Services (0.3%):
Bharti Infratel Ltd.	94,300	224,605
Sun TV Network Ltd.	55,950	354,785
		579,390
Consumer Discretionary (0.2%):
Bajaj Auto Ltd.	10,205	398,960

Consumer Staples (0.2%):
ITC Ltd.	148,932	347,954

Energy (0.1%):
Hindustan Petroleum Corp. Ltd.	118,883	291,032

Financials (0.1%):
Power Finance Corp. Ltd.	246,024	288,528

Industrials (0.1%):
Bharat Electronics Ltd.	206,990	269,450

Utilities (0.2%):
Torrent Power Ltd.	104,538	444,795
		2,620,109

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Indonesia (0.5%):
Communication Services (0.2%):
PT Telekomunikasi Indonesia Persero Tbk	2,053,000	$355,434

Consumer Staples (0.1%):
PT Gudang Garam Tbk (a)	102,200	276,119

Energy (0.2%):
PT Adaro Energy Tbk	3,554,800	273,767
PT United Tractors Tbk	189,100	291,323
		565,090
		1,196,643
Ireland (0.5%):
Industrials (0.2%):
Eaton Corp. PLC	4,519	461,074

Information Technology (0.3%):
Seagate Technology PLC	11,789	580,844
		1,041,918
Isle of Man (0.0%):
Real Estate (0.0%):
NEPI Rockcastle PLC	4,011	16,534

Italy (1.0%):
Energy (0.2%):
Snam SpA	80,326	413,048

Financials (0.4%):
Assicurazioni Generali SpA	32,678	460,521
Poste Italiane SpA (d)	40,036	354,747
		815,268
Utilities (0.4%):
Enel SpA	50,057	434,236
Terna Rete Elettrica Nazionale SpA	65,853	460,704
		894,940
		2,123,256
Japan (2.7%):
Communication Services (0.3%):
Softbank Corp.	66,100	738,729

Consumer Discretionary (0.4%):
Sekisui House Ltd.	27,200	482,072
Subaru Corp.	20,100	390,254
		872,326
Consumer Staples (0.3%):
Japan Tobacco, Inc.	38,500	702,486

Financials (0.5%):
Japan Post Holdings Co. Ltd.	75,200	512,866
Sumitomo Mitsui Financial Group, Inc.	18,800	525,738
		1,038,604
Health Care (0.2%):
Takeda Pharmaceutical Co. Ltd.	14,900	532,645

Industrials (0.8%):
Mitsubishi Corp.	28,500	682,255
Mitsui & Co. Ltd.	30,300	520,713
Sumitomo Corp.	41,400	499,127
		1,702,095
Information Technology (0.2%):
Canon, Inc.	27,200	451,219
		6,038,104
Korea, Republic Of (0.8%):
Consumer Staples (0.3%):
KT&G Corp.	8,491	599,754

Financials (0.3%):
KB Financial Group, Inc.	11,443	368,527

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Shinhan Financial Group Co. Ltd.	15,527	$364,335
		732,862
Materials (0.2%):
POSCO	2,897	485,081
		1,817,697
Luxembourg (0.4%):
Communication Services (0.2%):
PLAY Communications SA (d)	48,224	482,092

Materials (0.2%):
Orion Engineered Carbons SA	33,076	413,781
		895,873
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	95,200	369,027

Malaysia (1.1%):
Financials (0.5%):
CIMB Group Holdings Bhd	539,600	400,963
Malayan Banking Bhd (c)	404,700	704,443
		1,105,406
Utilities (0.6%):
Petronas Gas Bhd (c)	144,100	571,743
Tenaga Nasional Bhd	273,100	691,477
		1,263,220
		2,368,626
Mexico (1.0%):
Consumer Staples (0.2%):
Kimberly-Clark de Mexico SAB de CV, Class A	277,873	441,250

Financials (0.2%):
Grupo Financiero Banorte SAB de CV, Class O (a)	95,841	332,219

Industrials (0.1%):
Grupo Aeroportuario del Pacifico SAB de CV, Class B	34,821	279,606

Materials (0.3%):
Grupo Mexico SAB de CV, Class B	141,984	361,321
Orbia Advance Corp. SAB de CV	190,155	333,271
		694,592
Utilities (0.2%):
Infraestructura Energetica Nova SAB de CV	140,741	424,250
		2,171,917
Netherlands (1.1%):
Communication Services (0.2%):
Koninklijke KPN NV	187,047	438,818

Consumer Staples (0.1%):
X5 Retail Group NV, GDR	8,984	332,011

Financials (0.4%):
ABN AMRO Bank NV (a)(b)(d)	29,400	245,740
ING Groep NV (a)	34,790	248,261
NN Group NV	9,835	368,607
		862,608
Industrials (0.2%):
Randstad NV	7,168	373,733

Materials (0.2%):
LyondellBasell Industries NV, Class A	5,395	380,293
		2,387,463
Norway (0.6%):
Communication Services (0.3%):
Telenor ASA	38,307	643,493

Consumer Staples (0.2%):
Mowi ASA	23,827	424,169

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Financials (0.1%):
DNB ASA (a)	24,951	$347,780
		1,415,442
Philippines (0.5%):
Communication Services (0.4%):
Globe Telecom, Inc.	9,980	428,162
PLDT, Inc.	13,975	384,128
		812,290
Utilities (0.1%):
Manila Electric Co.	64,670	362,640
		1,174,930
Poland (0.4%):
Financials (0.4%):
Bank Pekao SA (a)	23,627	307,914
Powszechny Zaklad Ubezpieczen SA (a)	60,289	387,063
Santander Bank Polska SA (a)	6,992	257,940
		952,917
Portugal (0.2%):
Utilities (0.2%):
Energias de Portugal SA	92,421	454,372

Russian Federation (2.1%):
Communication Services (0.5%):
Mobile TeleSystems PJSC	140,050	610,685
Rostelecom PJSC (c)	436,160	552,117
		1,162,802
Consumer Staples (0.2%):
Magnit PJSC	7,015	448,343

Energy (0.1%):
Tatneft PJSC	42,006	249,303

Materials (0.9%):
Alrosa PJSC	502,490	476,787
MMC Norilsk Nickel PJSC	1,545	373,337
PhosAgro PJSC, GDR (c)	46,821	562,819
Severstal PJSC	51,582	657,637
		2,070,580
Utilities (0.4%):
Federal Grid Co. Unified Energy System PJSC	160,210,000	406,717
RusHydro PJSC (a)	39,147,000	382,552
		789,269
		4,720,297
Singapore (0.3%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	386,300	604,743

South Africa (1.4%):
Communication Services (0.3%):
MTN Group Ltd.	59,253	198,906
Vodacom Group Ltd.	65,209	478,449
		677,355
Consumer Staples (0.3%):
The SPAR Group Ltd.	51,923	588,282

Energy (0.1%):
Exxaro Resources Ltd. (b)	43,498	322,433

Financials (0.4%):
Absa Group Ltd.	57,330	303,925
FirstRand Ltd.	139,139	341,609
Standard Bank Group Ltd.	47,009	302,087
		947,621
Industrials (0.2%):
The Bidvest Group Ltd.	46,356	380,809

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Materials (0.1%):
African Rainbow Minerals Ltd. (b)	22,156	$255,908
		3,172,408
Spain (0.8%):
Industrials (0.1%):
Aena SME SA (d)	2,131	296,659

Utilities (0.7%):
Endesa SA	18,304	489,535
Naturgy Energy Group SA	23,753	476,300
Red Electrica Corp. SA	29,821	559,235
		1,525,070
		1,821,729
Sweden (0.5%):
Communication Services (0.3%):
Telia Co. AB	142,982	585,204

Consumer Staples (0.2%):
ICA Gruppen AB	10,295	523,224
		1,108,428
Switzerland (0.8%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	1,169	619,455

Financials (0.2%):
Zurich Insurance Group AG	1,147	400,085

Industrials (0.1%):
Adecco Group AG	7,369	388,934

Materials (0.2%):
LafargeHolcim Ltd.	9,347	425,587
		1,834,061
Taiwan (3.9%):
Industrials (0.2%):
Far Eastern New Century Corp.	598,000	525,389

Information Technology (3.1%):
Asustek Computer, Inc.	71,000	624,718
Catcher Technology Co. Ltd.	69,000	436,006
Compal Electronics, Inc. (c)	1,213,000	802,275
Foxconn Technology Co. Ltd.	329,000	588,192
Inventec Corp.	801,000	624,014
Lite-On Technology Corp.	365,000	584,661
Novatek Microelectronics Corp.	49,000	452,020
Pegatron Corp.	221,000	490,744
Quanta Computer, Inc. (c)	209,000	548,861
Synnex Technology International Corp.	466,000	667,794
Wistron Corp.	369,000	382,705
WPG Holdings Ltd. (c)	479,000	645,958
		6,847,948
Materials (0.6%):
Asia Cement Corp.	423,000	609,525
Formosa Plastics Corp.	229,000	625,697
		1,235,222
		8,608,559
Thailand (1.0%):
Communication Services (0.3%):
Intouch Holdings PCL	295,400	479,553
Total Access Communication PCL	292,700	299,279
		778,832
Energy (0.2%):
PTT Exploration & Production PCL	87,300	218,440
PTT PCL	269,000	273,039
		491,479
Financials (0.3%):
Krung Thai Bank PCL	1,276,800	357,505

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
The Siam Commercial Bank PCL	146,400	$301,515
		659,020
Utilities (0.2%):
Ratch Group PCL	226,200	360,155
		2,289,486
Turkey (0.4%):
Consumer Discretionary (0.2%):
Ford Otomotiv Sanayi A/S	33,573	380,878

Industrials (0.2%):
Enka Insaat ve Sanayi A/S	480,186	438,841
		819,719
United Kingdom (2.5%):
Communication Services (0.1%):
BT Group PLC	269,666	341,500

Consumer Staples (0.8%):
British American Tobacco PLC	15,207	545,392
Imperial Brands PLC	28,977	511,739
Tesco PLC	227,927	625,155
		1,682,286
Financials (0.4%):
Legal & General Group PLC	91,159	222,337
Natwest Group PLC	216,993	297,105
Phoenix Group Holdings PLC	40,343	358,704
		878,146
Health Care (0.3%):
GlaxoSmithKline PLC (c)	31,379	588,167

Industrials (0.2%):
BAE Systems PLC	67,669	420,180

Materials (0.3%):
BHP Group PLC	15,212	324,474
Rio Tinto PLC	6,584	396,101
		720,575
Utilities (0.4%):
National Grid PLC	45,018	516,986
SSE PLC	22,684	352,991
		869,977
		5,500,831
United States (41.7%):
Communication Services (1.9%):
AT&T, Inc.	22,743	648,403
CenturyLink, Inc.	42,781	431,660
National CineMedia, Inc.	79,063	214,656
Omnicom Group, Inc.	9,886	489,357
Sinclair Broadcast Group, Inc., Class A (b)	19,215	369,504
Telephone & Data Systems, Inc.	24,062	443,703
The Interpublic Group of Cos., Inc.	24,312	405,281
Verizon Communications, Inc.	16,203	963,917
ViacomCBS, Inc., Class B (b)	11,785	330,098
		4,296,579
Consumer Discretionary (3.3%):
Big Lots, Inc.	6,728	300,069
Brinker International, Inc.	5,685	242,863
Dana, Inc.	24,663	303,848
Dave & Buster's Entertainment, Inc.	11,671	176,932
Franchise Group, Inc. (b)	11,065	280,608
General Motors Co.	13,579	401,803
Genuine Parts Co.	4,942	470,330
H&R Block, Inc.	35,013	570,362
Hasbro, Inc.	5,611	464,142
Kontoor Brands, Inc.	18,428	445,958
Las Vegas Sands Corp. (c)	8,271	385,925
MDC Holdings, Inc.	9,409	443,164
PetMed Express, Inc. (b)(c)	14,103	445,937

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Rent-A-Center, Inc.	16,006	$478,419
Steven Madden Ltd.	20,769	404,996
The Buckle, Inc.	25,116	512,115
Vail Resorts, Inc.	2,251	481,646
VF Corp.	6,452	453,253
		7,262,370
Consumer Staples (4.5%):
Archer-Daniels-Midland Co.	13,698	636,820
B&G Foods, Inc. (b)	15,830	439,599
General Mills, Inc.	12,443	767,484
Inter Parfums, Inc.	10,164	379,625
Kellogg Co.	10,832	699,639
Medifast, Inc.	3,390	557,485
Nu Skin Enterprises, Inc., Class A	7,181	359,696
PepsiCo, Inc.	4,616	639,778
Philip Morris International, Inc.	7,696	577,123
SpartanNash Co.	22,851	373,614
Sysco Corp.	5,918	368,218
The Coca-Cola Co.	14,329	707,423
The J.M. Smucker Co.	6,194	715,531
Universal Corp.	19,367	811,090
Vector Group Ltd.	66,810	647,389
Walgreens Boots Alliance, Inc.	14,165	508,807
Weis Markets, Inc. (c)	17,263	828,624
		10,017,945
Energy (1.6%):
Arch Resources, Inc. (a)	10,839	460,441
Brigham Minerals, Inc.	32,840	292,933
ConocoPhillips	9,225	302,949
CVR Energy, Inc.	21,605	267,470
EOG Resources, Inc.	7,685	276,199
Exxon Mobil Corp.	12,310	422,602
Kinder Morgan, Inc.	31,384	386,965
Murphy Oil Corp. (b)	22,562	201,253
ONEOK, Inc.	9,384	243,796
The Williams Cos., Inc.	17,869	351,126
Valero Energy Corp.	6,442	279,067
		3,484,801
Financials (9.9%):
Aflac, Inc.	11,467	416,825
Ally Financial, Inc.	13,774	345,314
Ares Management Corp., Class A	11,263	455,250
Associated Bancorp	37,831	477,427
B. Riley Financial, Inc.	20,006	501,350
BGC Partners, Inc., Class A	168,440	404,256
Cathay General Bancorp	20,153	436,917
Cincinnati Financial Corp.	5,372	418,855
Citigroup, Inc.	7,029	303,020
Citizens Financial Group, Inc.	12,619	319,008
Discover Financial Services	5,393	311,608
FBL Financial Group, Inc., Class A	11,871	572,182
Fidelity National Financial, Inc.	13,467	421,652
Fifth Third Bancorp	16,004	341,205
First Commonwealth Financial Corp.	65,370	505,964
First Financial Bancorp	32,398	388,938
First Hawaiian, Inc.	33,507	484,846
FNB Corp. (b)	55,565	376,731
Franklin Resources, Inc.	22,363	455,087
Fulton Financial Corp.	51,951	484,703
Hope Bancorp, Inc.	62,830	476,566
Huntington Bancshares, Inc.	41,597	381,445
Investors Bancorp, Inc.	66,384	481,948
JPMorgan Chase & Co.	4,515	434,659
KeyCorp	26,633	317,732
Lincoln National Corp.	7,193	225,357
M&T Bank Corp.	4,100	377,569

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Mercury General Corp. (b)	15,738	$651,081
MetLife, Inc.	10,590	393,630
Navient Corp.	43,629	368,665
Northern Trust Corp.	5,747	448,094
Northwest Bancshares, Inc. (c)	65,454	602,177
Principal Financial Group, Inc.	8,899	358,363
Provident Financial Services, Inc.	34,627	422,449
Regions Financial Corp.	30,702	353,994
S&T Bancorp, Inc.	27,560	487,536
Safety Insurance Group, Inc. (c)	10,190	704,027
Sandy Spring Bancorp, Inc.	21,304	491,696
State Street Corp. (b)	6,197	367,668
Synchrony Financial (b)	12,938	338,588
The Bank of New York Mellon Corp.	13,916	477,875
The Blackstone Group, Inc., Class A	8,533	445,423
The Hartford Financial Services Group, Inc.	9,243	340,697
The PNC Financial Services Group, Inc.	3,822	420,076
The Travelers Cos., Inc.	4,312	466,515
Truist Financial Corp.	9,472	360,410
U.S. Bancorp	11,602	415,932
Waddell & Reed Financial, Inc., Class A (b)	43,939	652,494
Webster Financial Corp.	15,177	400,825
Wells Fargo & Co.	16,683	392,217
WesBanco, Inc.	24,612	525,712
		22,002,558
Health Care (1.5%):
AbbVie, Inc.	7,633	668,574
CVS Health Corp.	10,409	607,886
Merck & Co., Inc.	8,934	741,075
National Healthcare Corp. (c)	11,264	701,860
Pfizer, Inc.	19,051	699,172
		3,418,567
Industrials (5.2%):
3M Co.	3,945	631,910
ACCO Brands Corp.	76,645	444,541
Apogee Enterprises, Inc.	18,003	384,724
Caterpillar, Inc.	3,926	585,563
Emerson Electric Co.	6,501	426,271
Ennis, Inc. (c)	39,023	680,561
GATX Corp. (b)	8,675	553,031
General Dynamics Corp.	4,066	562,856
GrafTech International Ltd.	63,195	432,254
H&E Equipment Services, Inc.	20,718	407,316
Healthcare Services Group	24,190	520,811
HNI Corp.	14,989	470,355
Hyster-Yale Materials Handling, Inc.	12,031	446,952
KAR Auction Services, Inc.	26,300	378,720
Knoll, Inc.	34,342	414,165
Macquarie Infrastructure Corp.	12,913	347,231
McGrath RentCorp	8,538	508,779
National Presto Industries, Inc.	8,399	687,542
Snap-on, Inc.	3,403	500,683
Steelcase, Inc., Class A	41,268	417,219
Systemax, Inc.	27,516	658,733
The Greenbrier Cos., Inc. (b)	15,684	461,110
Trinity Industries, Inc. (b)	30,457	593,911
		11,515,238
Information Technology (2.7%):
Benchmark Electronics, Inc.	24,124	486,099
Broadcom, Inc.	1,347	490,739
Cass Information Systems, Inc.	15,514	624,283
Cisco Systems, Inc.	13,569	534,483
HP, Inc.	22,278	423,059
International Business Machines Corp.	4,913	597,765
Juniper Networks, Inc.	27,782	597,313
MTS Systems Corp.	14,984	286,344
NetApp, Inc.	10,136	444,362

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Paychex, Inc.	6,433	$513,161
The Western Union Co.	24,182	518,220
Vishay Intertechnology, Inc.	34,538	537,757
		6,053,585
Materials (4.4%):
Avient Corp.	15,725	416,084
Cabot Corp.	14,019	505,105
Carpenter Technology Corp.	18,625	338,230
CF Industries Holdings, Inc.	13,084	401,810
Cleveland-Cliffs, Inc. (b)	59,815	384,012
Compass Minerals International, Inc.	10,387	616,468
Domtar Corp.	15,505	407,316
Eastman Chemical Co.	6,646	519,186
Greif, Inc., Class A	13,882	502,667
International Paper Co.	13,090	530,669
Kaiser Aluminum Corp.	8,194	439,116
Myers Industries, Inc.	26,104	345,356
Nucor Corp.	11,092	497,587
Packaging Corp. of America	5,311	579,165
Schnitzer Steel Industries, Inc.	25,015	481,038
Schweitzer-Mauduit International, Inc.	18,232	554,070
Sensient Technologies Corp.	13,474	777,989
Tredegar Corp.	28,566	424,776
W.R. Grace & Co.	14,111	568,532
Westrock Co.	12,209	424,141
		9,713,317
Real Estate (0.6%):
Kennedy-Wilson Holdings, Inc.	38,703	561,968
Newmark Group, Inc., Class A	56,126	242,464
The RMR Group, Inc., Class A	20,364	559,399
		1,363,831
Utilities (6.1%):
ALLETE, Inc.	11,088	573,693
American Electric Power Co., Inc. (c)	7,840	640,763
Avista Corp.	16,036	547,148
Consolidated Edison, Inc. (c)	8,127	632,281
Dominion Energy, Inc.	6,639	524,016
DTE Energy Co.	4,243	488,115
Duke Energy Corp. (c)	7,234	640,643
Edison International	10,153	516,179
Entergy Corp.	5,148	507,232
Evergy, Inc. (c)	8,958	455,246
Exelon Corp.	13,159	470,566
FirstEnergy Corp.	15,835	454,623
New Jersey Resources Corp.	16,283	439,967
Northwest Natural Holding Co.	10,174	461,798
NorthWestern Corp.	11,376	553,329
Otter Tail Corp. (c)	13,669	494,408
Pinnacle West Capital Corp.	7,439	554,577
PPL Corp.	18,281	497,426
Public Service Enterprise Group, Inc.	11,362	623,887
Sempra Energy	4,119	487,525
South Jersey Industries, Inc.	26,364	508,034
Spire, Inc. (b)	10,831	576,209
The AES Corp.	22,879	414,339
The Southern Co. (c)	9,738	527,994
UGI Corp.	13,786	454,662
Unitil Corp. (c)	14,723	568,897
		13,613,557
		92,742,348
Total Common Stocks (Cost $182,474,096)		180,535,065

Victory Portfolios II	Schedule of Portfolio Investments — continued
Victory Market Neutral Income Fund	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Rights (0.0%)
Thailand (0.0%):
Materials (0.0%):
Siam Cement PCL Expires 10/03/20 (a)(e)(f)	7,439	$—

Total Rights (Cost $–)		—

Collateral for Securities Loaned^ (3.1%)
United States (3.1%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (g)	150,318	150,318
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (g)	2,349,597	2,349,597
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (g)	1,045,308	1,045,308
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (g)	598,155	598,155
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (g)	2,689,423	2,689,423
Total Collateral for Securities Loaned (Cost $6,832,801)		6,832,801

Total Investments (Cost $189,306,897) — 84.2%		187,367,866
Other assets in excess of liabilities — 15.8%		35,221,100
NET ASSETS - 100.00%		$222,588,966

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $2,711,966 and amounted to 1.2% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of September 30, 2020.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were 0.0% of the Fund's net assets.
(g)	Rate disclosed is the daily yield on September 30, 2020.

GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	654	12/18/20	$148,714,095	$149,206,830	$492,735

Futures Contracts Sold

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	506	12/18/20	47,635,350	46,885,960	749,390
E-Mini MSCI Emerging Markets Index Futures	575	12/18/20	31,202,903	31,294,375	(91,472)
E-Mini S&P 500 Futures	1,170	12/18/20	198,241,997	196,092,000	2,149,997
Russell 2000 E-Mini Index Futures	755	12/18/20	57,386,948	56,791,100	595,848
					$3,403,763

	Total unrealized appreciation				$3,987,970
	Total unrealized depreciation				(91,472)
	Total net unrealized appreciation (depreciation)				$3,896,498

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)

Communication Services (5.1%):
Activision Blizzard, Inc.	18,985	$1,536,835
Alphabet, Inc., Class A(a)	995	1,458,272
Altice USA, Inc., Class A(a)	46,356	1,205,256
ANGI Homeservices, Inc., Class A(a)(b)	65,941	731,615
AT&T, Inc.	55,526	1,583,046
Cable One, Inc.	717	1,351,853
CenturyLink, Inc.	104,438	1,053,779
Charter Communications, Inc., Class A(a)	2,914	1,819,326
Comcast Corp., Class A	35,346	1,635,106
Discovery, Inc., Class A(a)(b)	55,088	1,199,266
DISH Network Corp., Class A(a)	26,756	776,727
Electronic Arts, Inc.(a)	12,394	1,616,301
Facebook, Inc., Class A(a)	4,662	1,220,978
Fox Corp., Class A	45,000	1,252,350
Liberty Broadband Corp., Class C(a)	11,619	1,660,007
Netflix, Inc.(a)	2,618	1,309,079
Omnicom Group, Inc.	24,134	1,194,633
Sirius XM Holdings, Inc.(b)	240,550	1,289,348
Take-Two Interactive Software, Inc.(a)	8,648	1,428,823
The Interpublic Group of Cos., Inc.	59,350	989,365
The New York Times Co., Class A	35,055	1,500,003
T-Mobile U.S., Inc.(a)	12,467	1,425,726
Verizon Communications, Inc.	39,555	2,353,128
ViacomCBS, Inc., Class B	28,771	805,876
		32,396,698
Consumer Discretionary (9.6%):
Advance Auto Parts, Inc.	7,940	1,218,790
Amazon.com, Inc.(a)	496	1,561,770
Aptiv PLC	9,340	856,291
AutoZone, Inc.(a)	1,188	1,399,036
Best Buy Co., Inc.	10,443	1,162,201
Booking Holdings, Inc.(a)	649	1,110,231
BorgWarner, Inc.	29,711	1,151,004
Bright Horizons Family Solutions, Inc.(a)	7,002	1,064,584
CarMax, Inc.(a)	9,563	878,935
Chegg, Inc.(a)	13,458	961,440
Chipotle Mexican Grill, Inc.(a)	917	1,140,482
D.R. Horton, Inc.	14,464	1,093,912
Dollar General Corp.	9,588	2,009,837
Dollar Tree, Inc.(a)	13,267	1,211,808
Domino's Pizza, Inc.	3,333	1,417,458
eBay, Inc.	32,352	1,685,540
Etsy, Inc.(a)	7,619	926,699
Floor & Decor Holdings, Inc., Class A(a)	12,765	954,822
Garmin Ltd.	15,399	1,460,750
General Motors Co.	33,150	980,909
Gentex Corp.	56,465	1,453,974
Genuine Parts Co.	12,067	1,148,416
Hasbro, Inc.	13,697	1,133,016
Hilton Worldwide Holdings, Inc.	13,370	1,140,728
Las Vegas Sands Corp.(c)	20,190	942,065
Lear Corp.	8,954	976,434
Lennar Corp., Class A	11,749	959,658
LKQ Corp.(a)	28,135	780,184
Lowe's Cos., Inc.	7,198	1,193,860
Marriott International, Inc., Class A	8,782	813,038

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
McDonald's Corp.	6,669	$1,463,779
MGM Resorts International	27,284	593,427
Mohawk Industries, Inc.(a)	8,691	848,155
NIKE, Inc., Class B	12,874	1,616,202
NVR, Inc.(a)	231	943,201
O'Reilly Automotive, Inc.(a)	2,958	1,363,875
Pool Corp.	4,194	1,403,061
PulteGroup, Inc.	20,124	931,540
Ross Stores, Inc.	11,768	1,098,190
Service Corp. International	30,274	1,276,957
Starbucks Corp.	15,174	1,303,750
Target Corp.(c)	10,277	1,617,805
Tesla, Inc.(a)	1,438	616,916
The Home Depot, Inc.	4,672	1,297,461
The TJX Cos., Inc.	21,591	1,201,539
Tractor Supply Co.	10,649	1,526,429
Ulta Beauty, Inc.(a)	3,990	893,680
Vail Resorts, Inc.	5,493	1,175,337
VF Corp.	15,753	1,106,648
Whirlpool Corp.	5,284	971,675
Williams-Sonoma, Inc.	10,136	916,700
Yum! Brands, Inc.	13,685	1,249,441
		60,203,640
Consumer Staples (7.7%):
Archer-Daniels-Midland Co.	33,442	1,554,719
Brown-Forman Corp., Class B	20,682	1,557,768
Campbell Soup Co.	36,284	1,755,057
Casey's General Stores, Inc.(b)	7,636	1,356,535
Church & Dwight Co., Inc.	19,204	1,799,607
Colgate-Palmolive Co.	23,102	1,782,319
Conagra Brands, Inc.	41,122	1,468,467
Costco Wholesale Corp.	5,955	2,114,026
General Mills, Inc.	30,378	1,873,715
Herbalife Nutrition Ltd.(a)	22,141	1,032,878
Hormel Foods Corp.(b)	38,935	1,903,531
Kellogg Co.	26,445	1,708,083
Kimberly-Clark Corp.	12,174	1,797,613
Lamb Weston Holdings, Inc.	16,537	1,095,907
McCormick & Co., Inc.	7,555	1,466,426
Mondelez International, Inc., Class A	29,321	1,684,491
Monster Beverage Corp.(a)	20,035	1,606,807
PepsiCo, Inc.	11,268	1,561,745
Philip Morris International, Inc.	18,787	1,408,837
Sysco Corp.	14,445	898,768
The Boston Beer Co., Inc., Class A(a)	1,249	1,103,317
The Clorox Co.	8,854	1,860,845
The Coca-Cola Co.	34,982	1,727,061
The Estee Lauder Cos., Inc., Class A	6,475	1,413,169
The Hershey Co.	10,413	1,492,599
The J.M. Smucker Co.	15,119	1,746,547
The Kroger Co.	54,174	1,837,040
The Procter & Gamble Co.	12,831	1,783,381
Tyson Foods, Inc., Class A	19,045	1,132,797
Walgreens Boots Alliance, Inc.	34,582	1,242,185
Walmart, Inc.	13,623	1,905,994
		48,672,234

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Energy (1.3%):
Cabot Oil & Gas Corp.	60,649	$1,052,866
Cheniere Energy, Inc.(a)	21,513	995,407
ConocoPhillips	22,521	739,590
EOG Resources, Inc.	18,760	674,234
Exxon Mobil Corp.	30,050	1,031,617
Kinder Morgan, Inc.	76,615	944,663
ONEOK, Inc.	22,907	595,124
Pioneer Natural Resources Co.	7,487	643,807
The Williams Cos., Inc.	43,622	857,172
Valero Energy Corp.	15,727	681,294
		8,215,774
Financials (13.0%):
Aflac, Inc.	27,996	1,017,655
Ally Financial, Inc.	33,627	843,029
American Express Co.	9,416	943,954
Ameriprise Financial, Inc.	5,333	821,869
Arch Capital Group Ltd.(a)	32,893	962,120
Ares Management Corp., Class A	27,496	1,111,388
Arthur J. Gallagher & Co.	13,562	1,431,876
Assurant, Inc.	9,760	1,183,986
Athene Holding Ltd., Class A(a)	19,338	659,039
Bank of America Corp.	39,868	960,420
Berkshire Hathaway, Inc., Class B(a)	7,713	1,642,406
BlackRock, Inc., Class A	2,063	1,162,604
Brown & Brown, Inc.	33,235	1,504,548
Cboe Global Markets, Inc.	14,907	1,307,940
Chubb Ltd.	9,970	1,157,716
Cincinnati Financial Corp.	13,117	1,022,732
Citigroup, Inc.	17,157	739,638
Citizens Financial Group, Inc.	30,806	778,776
CME Group, Inc.	7,046	1,178,866
Commerce Bancshares, Inc.	20,351	1,145,557
Credit Acceptance Corp.(a)(b)	2,356	797,836
Discover Financial Services	13,167	760,789
Erie Indemnity Co., Class A	5,602	1,177,989
Everest Re Group Ltd.	5,525	1,091,409
FactSet Research Systems, Inc.	3,744	1,253,791
Fidelity National Financial, Inc.	32,876	1,029,348
Fifth Third Bancorp	39,068	832,930
First Republic Bank	10,994	1,199,005
Franklin Resources, Inc.	54,597	1,111,049
Globe Life, Inc.	13,447	1,074,415
Huntington Bancshares, Inc.	101,545	931,168
Interactive Brokers Group, Inc.	23,910	1,155,570
Intercontinental Exchange, Inc.	14,453	1,446,022
JPMorgan Chase & Co.	11,021	1,060,992
KeyCorp	65,013	775,605
KKR & Co., Inc.	30,252	1,038,854
Lincoln National Corp.	17,561	550,186
LPL Financial Holdings, Inc.	10,888	834,783
M&T Bank Corp.	10,007	921,545
Markel Corp.(a)	1,063	1,035,043
MarketAxess Holdings, Inc.	2,717	1,308,480
Marsh & McLennan Cos., Inc.	14,044	1,610,847
MetLife, Inc.	25,852	960,919
Moody's Corp.	3,924	1,137,371

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Morgan Stanley	19,716	$953,269
Morningstar, Inc.	11,739	1,885,400
MSCI, Inc.	3,062	1,092,460
Nasdaq, Inc.	10,336	1,268,331
Northern Trust Corp.	14,028	1,093,763
Principal Financial Group, Inc.	21,726	874,906
Raymond James Financial, Inc.	13,512	983,133
Regions Financial Corp.	74,950	864,174
RenaissanceRe Holdings Ltd.	7,451	1,264,732
S&P Global, Inc.	3,451	1,244,431
SEI Investments Co.	24,897	1,262,776
State Street Corp.	15,128	897,544
SVB Financial Group(a)	3,562	857,088
Synchrony Financial	31,587	826,632
T. Rowe Price Group, Inc.	8,888	1,139,619
The Allstate Corp.	14,473	1,362,488
The Bank of New York Mellon Corp.	33,973	1,166,633
The Blackstone Group, Inc., Class A	20,828	1,087,222
The Charles Schwab Corp.	31,738	1,149,868
The Goldman Sachs Group, Inc.	5,511	1,107,546
The Hartford Financial Services Group, Inc.	22,568	831,856
The PNC Financial Services Group, Inc.	9,328	1,025,240
The Progressive Corp.	17,136	1,622,265
The Travelers Cos., Inc.	10,524	1,138,592
Tradeweb Markets, Inc., Class A	24,971	1,448,317
Truist Financial Corp.	23,122	879,792
U.S. Bancorp	28,322	1,015,344
Voya Financial, Inc.	23,534	1,127,985
W.R. Berkley Corp.	19,896	1,216,640
Wells Fargo & Co.	40,725	957,445
		80,317,556
Health Care (17.2%):
Abbott Laboratories	13,863	1,508,710
AbbVie, Inc.	18,637	1,632,414
ABIOMED, Inc.(a)	4,481	1,241,506
Agilent Technologies, Inc.	16,252	1,640,477
Alexion Pharmaceuticals, Inc.(a)	13,970	1,598,587
Align Technology, Inc.(a)	3,164	1,035,767
Amedisys, Inc.(a)	4,954	1,171,274
AmerisourceBergen Corp.	14,507	1,406,018
Amgen, Inc.	6,267	1,592,821
Anthem, Inc.	3,904	1,048,575
Avantor, Inc.(a)	41,167	925,846
Baxter International, Inc.	18,215	1,464,850
Becton, Dickinson & Co.	6,724	1,564,540
Biogen, Inc.(a)	4,559	1,293,297
BioMarin Pharmaceutical, Inc.(a)	13,356	1,016,124
Bio-Rad Laboratories, Inc., Class A(a)	3,136	1,616,483
Bio-Techne Corp.	6,503	1,610,988
Boston Scientific Corp.(a)	33,357	1,274,571
Catalent, Inc.(a)	12,290	1,052,761
Centene Corp.(a)	18,307	1,067,847
Cerner Corp.	25,958	1,876,504
Charles River Laboratories International, Inc.(a)	5,424	1,228,265
Chemed Corp.	2,719	1,306,072
Cigna Corp.	6,534	1,106,925
CRISPR Therapeutics AG(a)(b)	11,080	926,731
CVS Health Corp.	25,414	1,484,177

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Danaher Corp.	8,802	$1,895,334
DaVita, Inc.(a)	16,985	1,454,765
DexCom, Inc.(a)	2,725	1,123,327
Edwards Lifesciences Corp.(a)	16,071	1,282,787
Eli Lilly & Co.	10,135	1,500,183
Encompass Health Corp.	21,383	1,389,467
Exelixis, Inc.(a)	50,946	1,245,630
HCA Healthcare, Inc.	7,147	891,088
Henry Schein, Inc.(a)	21,199	1,246,077
Hologic, Inc.(a)	22,164	1,473,241
Horizon Therapeutics PLC(a)	14,877	1,155,645
Humana, Inc.	2,794	1,156,409
IDEXX Laboratories, Inc.(a)	3,933	1,546,102
Illumina, Inc.(a)	3,961	1,224,266
Insulet Corp.(a)	6,034	1,427,584
Intuitive Surgical, Inc.(a)	1,820	1,291,363
Ionis Pharmaceuticals, Inc.(a)	27,062	1,284,092
IQVIA Holdings, Inc.(a)	7,273	1,146,443
Jazz Pharmaceuticals PLC(a)	9,908	1,412,782
Johnson & Johnson(c)	12,739	1,896,582
Laboratory Corp. of America Holdings(a)	6,393	1,203,610
LHC Group, Inc.(a)	5,717	1,215,206
Masimo Corp.(a)	7,479	1,765,493
McKesson Corp.	8,521	1,269,033
Medtronic PLC	13,594	1,412,688
Merck & Co., Inc.	21,810	1,809,140
Mettler-Toledo International, Inc.(a)	1,520	1,467,940
Molina Healthcare, Inc.(a)	6,229	1,140,156
Mylan NV(a)	82,576	1,224,602
Neurocrine Biosciences, Inc.(a)	12,369	1,189,403
Novocure Ltd.(a)	12,958	1,442,355
Penumbra, Inc.(a)(b)	6,312	1,226,927
PerkinElmer, Inc.	14,424	1,810,356
Perrigo Co. PLC	25,404	1,166,298
Pfizer, Inc.	46,510	1,706,917
PRA Health Sciences, Inc.(a)	10,635	1,078,814
Quest Diagnostics, Inc.	12,879	1,474,517
Quidel Corp.(a)	4,317	947,063
Regeneron Pharmaceuticals, Inc.(a)	2,342	1,311,005
Repligen Corp.(a)	8,363	1,233,877
ResMed, Inc.	6,619	1,134,695
Stryker Corp.	6,098	1,270,640
Syneos Health, Inc.(a)	14,636	778,050
Teleflex, Inc.	3,472	1,181,938
The Cooper Cos., Inc.	4,813	1,622,559
Thermo Fisher Scientific, Inc.	3,945	1,741,796
UnitedHealth Group, Inc.	3,939	1,228,062
Universal Health Services, Inc., Class B	8,145	871,678
Veeva Systems, Inc., Class A(a)	4,716	1,326,092
Vertex Pharmaceuticals, Inc.(a)	5,239	1,425,637
Waters Corp.(a)	6,896	1,349,409
West Pharmaceutical Services, Inc.	5,575	1,532,568
Zimmer Biomet Holdings, Inc.	8,566	1,166,175
Zoetis, Inc.	9,459	1,564,235
		107,024,231

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Industrials (15.5%):
3M Co.	9,630	$1,542,533
Allegion PLC	12,808	1,266,839
AMERCO, Inc.	3,705	1,318,906
AMETEK, Inc.	12,636	1,256,019
AO Smith Corp.	32,930	1,738,704
C.H. Robinson Worldwide, Inc.	20,078	2,051,771
Carlisle Cos., Inc.	9,764	1,194,821
Caterpillar, Inc.	9,582	1,429,155
Cintas Corp.	3,398	1,130,956
Copart, Inc.(a)	12,929	1,359,614
CoStar Group, Inc.(a)(c)	1,572	1,333,858
CSX Corp.	16,588	1,288,390
Cummins, Inc.	6,501	1,372,751
Deere & Co.	6,146	1,362,138
Dover Corp.	11,428	1,238,110
Eaton Corp. PLC	11,032	1,125,595
Emerson Electric Co.	15,870	1,040,596
Enphase Energy, Inc.(a)	7,572	625,371
Equifax, Inc.	8,781	1,377,739
Expeditors International of Washington, Inc.	21,131	1,912,778
Fastenal Co.	32,185	1,451,222
FedEx Corp.	5,029	1,264,894
Fortive Corp.	17,647	1,344,878
Fortune Brands Home & Security, Inc.	12,132	1,049,661
Generac Holdings, Inc.(a)	6,150	1,190,886
General Dynamics Corp.	9,929	1,374,471
General Electric Co.	152,623	950,841
Graco, Inc.	24,391	1,496,388
HEICO Corp.	9,545	998,980
Honeywell International, Inc.	7,963	1,310,789
Howmet Aerospace, Inc.(a)	46,015	769,371
Hubbell, Inc.	8,854	1,211,581
IAA, Inc.(a)	20,382	1,061,291
IDEX Corp.	8,796	1,604,478
Illinois Tool Works, Inc.	6,991	1,350,731
J.B. Hunt Transport Services, Inc.	10,551	1,333,435
Jacobs Engineering Group, Inc.	15,649	1,451,758
Johnson Controls International PLC	34,400	1,405,240
Kansas City Southern	6,391	1,155,685
Knight-Swift Transportation Holdings, Inc.	33,704	1,371,753
L3Harris Technologies, Inc.	7,969	1,353,455
Lennox International, Inc.	5,448	1,485,179
Lockheed Martin Corp.	3,622	1,388,241
Masco Corp.	24,760	1,365,019
Nordson Corp.	6,207	1,190,627
Norfolk Southern Corp.	5,726	1,225,307
Northrop Grumman Corp.	4,335	1,367,649
Old Dominion Freight Line, Inc.	7,084	1,281,637
PACCAR, Inc.	19,321	1,647,695
Parker-Hannifin Corp.	4,801	971,434
Quanta Services, Inc.	23,798	1,257,962
Republic Services, Inc.(c)	18,142	1,693,555
Rockwell Automation, Inc.	5,195	1,146,433
Rollins, Inc.	30,928	1,675,988
Roper Technologies, Inc.	3,478	1,374,193
Snap-on, Inc.	8,308	1,222,356
Southwest Airlines Co.	25,470	955,125
Stanley Black & Decker, Inc.	5,700	924,540
Teledyne Technologies, Inc.(a)	3,691	1,144,985
Textron, Inc.	22,293	804,554

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
The Toro Co.	21,099	$1,771,262
Trane Technologies PLC	11,117	1,347,936
TransDigm Group, Inc.	1,634	776,346
TransUnion	15,089	1,269,438
Trex Co., Inc.(a)	12,654	906,026
Union Pacific Corp.	7,351	1,447,191
United Parcel Service, Inc., Class B	8,991	1,498,170
United Rentals, Inc.(a)	5,030	877,735
Verisk Analytics, Inc.	8,272	1,532,884
W.W. Grainger, Inc.	3,795	1,353,942
Waste Management, Inc.	14,833	1,678,651
Watsco, Inc.	6,684	1,556,637
Westinghouse Air Brake Technologies Corp.	16,772	1,037,851
XPO Logistics, Inc.(a)	9,474	802,069
Xylem, Inc.	15,825	1,331,199
		96,778,248
Information Technology (18.4%):
Accenture PLC, Class A	6,027	1,362,042
Adobe, Inc.(a)	2,486	1,219,209
Advanced Micro Devices, Inc.(a)	10,885	892,461
Akamai Technologies, Inc.(a)	14,087	1,557,177
Amphenol Corp., Class A	13,174	1,426,350
Analog Devices, Inc.	9,954	1,162,030
ANSYS, Inc.(a)	3,909	1,279,142
Apple, Inc.	10,628	1,230,829
Applied Materials, Inc.	16,430	976,764
Arista Networks, Inc.(a)	5,685	1,176,397
Aspen Technology, Inc.(a)	8,492	1,075,002
Autodesk, Inc.(a)	4,876	1,126,405
Automatic Data Processing, Inc.	9,445	1,317,483
Black Knight, Inc.(a)	21,044	1,831,879
Booz Allen Hamilton Holdings Corp.	19,219	1,594,793
Broadcom, Inc.	3,292	1,199,341
Broadridge Financial Solutions, Inc.	11,908	1,571,856
Cadence Design Systems, Inc.(a)	12,153	1,295,874
CDW Corp.	10,480	1,252,674
Ceridian HCM Holding, Inc.(a)	12,542	1,036,596
Ciena Corp.(a)	24,728	981,454
Cisco Systems, Inc.	33,125	1,304,794
Citrix Systems, Inc.	10,269	1,414,144
Cognex Corp.	14,992	975,979
Cognizant Technology Solutions Corp., Class A	17,950	1,246,089
Corning, Inc.	35,607	1,154,023
Datadog, Inc., Class A(a)(b)	11,376	1,162,172
Dell Technologies, Inc., Class C(a)	17,334	1,173,338
Dolby Laboratories, Inc., Class A	19,967	1,323,413
Dropbox, Inc., Class A(a)	54,104	1,042,043
Entegris, Inc.	17,014	1,264,821
EPAM Systems, Inc.(a)	3,386	1,094,626
F5 Networks, Inc.(a)	11,234	1,379,198
Fair Isaac Corp.(a)	2,415	1,027,293
Fidelity National Information Services, Inc.	8,843	1,301,778
First Solar, Inc.(a)	14,064	931,037
Fiserv, Inc.(a)	12,862	1,325,429
FleetCor Technologies, Inc.(a)	4,560	1,085,736
Fortinet, Inc.(a)	8,348	983,478
Gartner, Inc.(a)	9,575	1,196,396

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Genpact Ltd.	29,151	$1,135,431
Global Payments, Inc.	6,129	1,088,388
HP, Inc.	54,389	1,032,847
Intel Corp.	21,845	1,131,134
International Business Machines Corp.	11,995	1,459,432
Intuit, Inc.	3,687	1,202,736
IPG Photonics Corp.(a)	6,893	1,171,603
Jack Henry & Associates, Inc.	9,180	1,492,576
Juniper Networks, Inc.	67,823	1,458,195
Keysight Technologies, Inc.(a)	13,488	1,332,345
KLA Corp.	4,827	935,183
Lam Research Corp.	2,792	926,246
Leidos Holdings, Inc.	14,979	1,335,378
Marvell Technology Group Ltd.	29,791	1,182,703
Mastercard, Inc., Class A	3,477	1,175,817
Microchip Technology, Inc.	8,734	897,506
Micron Technology, Inc.(a)	22,795	1,070,453
Microsoft Corp.(c)	6,122	1,287,640
MKS Instruments, Inc.	8,146	889,788
Monolithic Power Systems, Inc.	3,737	1,044,903
Motorola Solutions, Inc.	8,685	1,361,895
NetApp, Inc.	24,743	1,084,733
NortonLifeLock, Inc.	45,938	957,348
Nuance Communications, Inc.(a)	45,400	1,506,826
NVIDIA Corp.	2,008	1,086,770
Oracle Corp.	24,891	1,485,993
Paychex, Inc.	15,704	1,252,708
Paycom Software, Inc.(a)	3,060	952,578
Paylocity Holding Corp.(a)(b)	6,940	1,120,255
PayPal Holdings, Inc.(a)	5,945	1,171,343
PTC, Inc.(a)	14,999	1,240,717
Qorvo, Inc.(a)	8,531	1,100,584
QUALCOMM, Inc.	9,912	1,166,444
salesforce.com, Inc.(a)	4,229	1,062,832
Seagate Technology PLC	28,781	1,418,040
ServiceNow, Inc.(a)(c)	2,543	1,233,355
Skyworks Solutions, Inc.	7,581	1,103,036
SolarWinds Corp.(a)	56,956	1,158,485
Square, Inc., Class A(a)	5,361	871,431
SS&C Technologies Holdings, Inc.	20,339	1,230,916
SYNNEX Corp.	8,037	1,125,662
Synopsys, Inc.(a)	6,635	1,419,757
Teradyne, Inc.	13,326	1,058,884
Texas Instruments, Inc.	9,604	1,371,354
The Trade Desk, Inc., Class A(a)	1,774	920,316
The Western Union Co.	59,032	1,265,056
Trimble, Inc.(a)	20,879	1,016,807
Tyler Technologies, Inc.(a)	4,981	1,736,178
Universal Display Corp.	6,327	1,143,542
VeriSign, Inc.(a)	6,972	1,428,214
Visa, Inc., Class A	6,545	1,308,804
VMware, Inc., Class A(a)(b)	9,418	1,353,084
WEX, Inc.(a)	4,813	668,863
Xilinx, Inc.	12,783	1,332,500
Zebra Technologies Corp.(a)	4,326	1,092,142
Zoom Video Communications, Inc., Class A(a)	2,794	1,313,487
		115,322,788

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Materials (5.4%):
Air Products & Chemicals, Inc.	4,761	$1,418,111
Albemarle Corp.(b)	11,388	1,016,721
AptarGroup, Inc.	14,774	1,672,417
Avery Dennison Corp.	10,604	1,355,615
Ball Corp.	18,672	1,552,017
Berry Global Group, Inc.(a)	25,815	1,247,381
Celanese Corp.	10,883	1,169,378
CF Industries Holdings, Inc.	31,941	980,908
Corteva, Inc.	40,151	1,156,750
Crown Holdings, Inc.(a)	15,487	1,190,331
Eastman Chemical Co.	16,223	1,267,341
FMC Corp.	10,596	1,122,222
International Flavors & Fragrances, Inc.(b)	11,493	1,407,318
International Paper Co.	31,956	1,295,496
LyondellBasell Industries NV, Class A	13,173	928,565
Martin Marietta Materials, Inc.	5,335	1,255,646
Newmont Corp.	19,498	1,237,148
Nucor Corp.	27,077	1,214,674
Packaging Corp. of America	12,967	1,414,051
PPG Industries, Inc.	11,368	1,387,805
Reliance Steel & Aluminum Co.	12,201	1,244,990
Royal Gold, Inc.	7,710	926,511
RPM International, Inc.	15,615	1,293,547
The Scotts Miracle-Gro Co.	6,742	1,030,919
The Sherwin-Williams Co.	2,043	1,423,441
Vulcan Materials Co.	9,347	1,266,892
Westlake Chemical Corp.	14,736	931,610
Westrock Co.	29,804	1,035,391
		34,443,196
Real Estate (0.2%):
CBRE Group, Inc., Class A(a)	20,837	978,714

Utilities (6.1%):
Alliant Energy Corp.	28,075	1,450,074
Ameren Corp.	16,849	1,332,419
American Electric Power Co., Inc.(c)	19,140	1,564,311
American Water Works Co., Inc.	9,546	1,383,024
Atmos Energy Corp.	14,357	1,372,386
CMS Energy Corp.	24,857	1,526,468
Consolidated Edison, Inc.(c)	19,841	1,543,631
Dominion Energy, Inc.	16,211	1,279,534
DTE Energy Co.	10,359	1,191,699
Duke Energy Corp.(c)	17,659	1,563,881
Edison International	24,785	1,260,069
Entergy Corp.	12,568	1,238,325
Essential Utilities, Inc.	28,204	1,135,211
Evergy, Inc.(c)	21,869	1,111,383
Eversource Energy(c)	14,950	1,249,073
Exelon Corp.	32,125	1,148,790
FirstEnergy Corp.	38,656	1,109,814
NextEra Energy, Inc.(c)	5,070	1,407,229
NRG Energy, Inc.	36,152	1,111,312
Pinnacle West Capital Corp.	18,160	1,353,828
PPL Corp.	44,627	1,214,301
Public Service Enterprise Group, Inc.	27,735	1,522,929
Sempra Energy	10,053	1,189,873

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
The AES Corp.	55,853	$1,011,498
The Southern Co.(c)	23,774	1,289,026
UGI Corp.(b)	33,656	1,109,975
Vistra Corp.	60,666	1,144,161
WEC Energy Group, Inc.(c)	14,348	1,390,321
Xcel Energy, Inc.(c)	21,491	1,483,094
		37,687,639
Total Common Stocks (Cost $557,137,485)		622,040,718

Collateral for Securities Loaned^ (1.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(d)	176,900	176,900
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(d)	2,765,088	2,765,088
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(d)	1,230,155	1,230,155
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(d)	703,930	703,930
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(d)	3,165,007	3,165,007
Total Collateral for Securities Loaned (Cost $8,041,080)		8,041,080

Total Investments (Cost $565,178,565) — 100.8%		630,081,798
Liabilities in excess of other assets — (0.8)%		(5,157,379)
NET ASSETS - 100.00%		$624,924,419

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	15	12/18/20	$2,512,250	$2,514,000	$1,750

	Total unrealized appreciation				$1,750
	Total unrealized depreciation				—
	Total net unrealized appreciation (depreciation)				$1,750

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.8%)

Communication Services (2.7%):
AMC Networks, Inc., Class A(a)(b)	1,397	$34,520
Cargurus, Inc.(a)	1,295	28,011
Consolidated Communications Holdings, Inc.(a)	3,504	19,938
Gray Television, Inc.(a)	1,689	23,258
MSG Networks, Inc., Class A(a)(b)	4,160	39,811
National CineMedia, Inc.	5,317	14,436
QuinStreet, Inc.(a)	2,445	38,729
Sciplay Corp., Class A(a)	2,796	45,351
Shenandoah Telecommunications Co.	727	32,304
Sinclair Broadcast Group, Inc., Class A(b)	1,292	24,845
TechTarget, Inc.(a)	1,189	52,268
TEGNA, Inc.	2,772	32,571
Telephone & Data Systems, Inc.	1,618	29,836
WideOpenWest, Inc.(a)	4,492	23,313
		439,191
Consumer Discretionary (12.2%):
1-800-Flowers.com, Inc., Class A(a)	1,160	28,930
Acushnet Holdings Corp.	1,441	48,432
Adtalem Global Education, Inc.(a)	1,399	34,331
American Public Education, Inc.(a)	1,098	30,953
America's Car-Mart, Inc.(a)	258	21,899
Asbury Automotive Group, Inc.(a)	278	27,091
Big Lots, Inc.	452	20,159
Boot Barn Holdings, Inc.(a)	811	22,822
Brinker International, Inc.	382	16,319
Cavco Industries, Inc.(a)	152	27,407
Century Communities, Inc.(a)	649	27,472
Cooper Tire & Rubber Co.	1,040	32,968
Core-Mark Holding Co., Inc.	1,207	34,919
Crocs, Inc.(a)	598	25,553
Dana, Inc.	1,659	20,439
Dave & Buster's Entertainment, Inc.	785	11,901
Denny's Corp.(a)	1,858	18,580
Dorman Products, Inc.(a)	511	46,183
El Pollo Loco Holdings, Inc.(a)	1,810	29,321
Franchise Group, Inc.	744	18,868
Gentherm, Inc.(a)	1,001	40,941
G-III Apparel Group Ltd.(a)	1,369	17,948
Graham Holdings Co., Class B	85	34,349
Green Brick Partners, Inc.(a)	2,339	37,658
Group 1 Automotive, Inc.	278	24,572
GrowGeneration Corp.(a)	1,273	20,343
H&R Block, Inc.	2,355	38,363
Hibbett Sports, Inc.(a)	753	29,533
Hilton Grand Vacations, Inc.(a)	1,191	24,987
Installed Building Products, Inc.(a)	288	29,304
iRobot Corp.(a)	485	36,812
Jack in the Box, Inc.	283	22,445
Johnson Outdoors, Inc., Class A	523	42,828
K12, Inc.(a)	832	21,915
Kontoor Brands, Inc.	1,239	29,983
La-Z-Boy, Inc.	1,062	33,591
LCI Industries	314	33,375
LGI Homes, Inc.(a)	234	27,184
Lumber Liquidators Holdings, Inc.(a)	878	19,360
M/I Homes, Inc.(a)	493	22,703

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Malibu Boats, Inc., Class A(a)	575	$28,497
MarineMax, Inc.(a)	916	23,514
MDC Holdings, Inc.	633	29,814
Monarch Casino & Resort, Inc.(a)	528	23,549
Monro, Inc.	815	33,065
Perdoceo Education Corp.(a)	2,612	31,971
PetMed Express, Inc.	948	29,976
Rent-A-Center, Inc.	1,077	32,192
Revolve Group, Inc.(a)	1,284	21,096
Sally Beauty Holdings, Inc.(a)	2,552	22,177
Shoe Carnival, Inc.	708	23,775
Shutterstock, Inc.	812	42,257
Skyline Champion Corp.(a)	1,010	27,038
Sleep Number Corp.(a)	511	24,993
Sportsman's Warehouse Holdings, Inc.(a)	1,982	28,362
Standard Motor Products, Inc.	1,021	45,588
Steven Madden Ltd.	1,397	27,242
Strategic Education, Inc.	352	32,197
Sturm Ruger & Co., Inc.	779	47,644
The Buckle, Inc.	1,689	34,438
The Michaels Cos., Inc.(a)	1,288	12,436
TRI Pointe Group, Inc.(a)	1,538	27,899
Universal Electronics, Inc.(a)	953	35,966
W.W. International, Inc.(a)	1,016	19,172
Winmark Corp.	292	50,276
Winnebago Industries, Inc.	503	25,990
Wolverine World Wide, Inc.	1,209	31,240
XPEL, Inc.(a)	1,107	28,871
Zumiez, Inc.(a)	1,249	34,746
		2,008,722
Consumer Staples (7.2%):
B&G Foods, Inc.(b)	1,065	29,575
BellRing Brands, Inc., Class A(a)	2,083	43,201
Calavo Growers, Inc.	668	44,268
Cal-Maine Foods, Inc.(a)	1,340	51,416
Central Garden & Pet Co., Class A(a)	1,342	48,500
Coca-Cola Consolidated, Inc.	152	36,583
Edgewell Personal Care Co.(a)	1,028	28,661
elf Beauty, Inc.(a)	1,608	29,539
Fresh Del Monte Produce, Inc.	1,470	33,692
Hostess Brands, Inc.(a)	5,772	71,169
Ingles Markets, Inc., Class A	1,047	39,828
Inter Parfums, Inc.	684	25,547
J & J Snack Foods Corp.	283	36,900
John B Sanfilippo & Son, Inc.	686	51,711
Medifast, Inc.	228	37,495
MGP Ingredients, Inc.(b)	967	38,429
Nu Skin Enterprises, Inc., Class A	483	24,193
PriceSmart, Inc.	754	50,103
SpartanNash Co.	1,537	25,130
Sprouts Farmers Market, Inc.(a)	1,859	38,909
The Simply Good Foods Co.(a)	1,415	31,201
Tootsie Roll Industries, Inc.(b)	2,309	71,348
Turning Point Brands, Inc.	1,217	33,954
Universal Corp.	1,303	54,570
USANA Health Sciences, Inc.(a)	452	33,290
Vector Group Ltd.	4,493	43,537
WD-40 Co.	265	50,167
Weis Markets, Inc.	1,161	55,728
		1,158,644

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Energy (1.7%):
Arch Resources, Inc.(a)	729	$30,968
Brigham Minerals, Inc.	2,209	19,704
Cactus, Inc., Class A	1,037	19,900
Clean Energy Fuels Corp.(a)	7,820	19,394
CVR Energy, Inc.	1,453	17,988
Helix Energy Solutions Group, Inc.(a)	4,313	10,394
International Seaways, Inc.	1,785	26,079
Murphy Oil Corp.	1,517	13,532
ProPetro Holding Corp.(a)	2,507	10,178
Renewable Energy Group, Inc.(a)	682	36,432
SEACOR Holdings, Inc.(a)	1,025	29,808
Talos Energy, Inc.(a)	2,769	17,860
World Fuel Services Corp.	1,102	23,351
		275,588
Financials (23.4%):
1st Source Corp.	1,091	33,646
American Equity Investment Life Holding Co.	949	20,869
American National Group, Inc.	627	42,341
Ameris Bancorp	1,170	26,653
AMERISAFE, Inc.	672	38,546
Associated Bancorp	2,544	32,105
Assured Guaranty Ltd.	1,357	29,148
Atlantic Union Bankshares Corp.	1,370	29,277
Axos Financial, Inc.(a)	1,205	28,089
B. Riley Financial, Inc.	1,346	33,731
BancFirst Corp.	635	25,933
BancorpSouth Bank	1,526	29,574
Bank of Hawaii Corp.	698	35,263
Bank OZK	1,396	29,763
BankUnited, Inc.	1,150	25,197
Banner Corp.	839	27,066
BGC Partners, Inc., Class A	11,328	27,187
Brighthouse Financial, Inc.(a)	771	20,748
Brightsphere Investment Group, Inc.	1,861	24,007
Brookline Bancorp, Inc.	4,025	34,796
Capitol Federal Financial, Inc.	5,229	48,447
Cathay General Bancorp	1,355	29,376
City Holding Co.	696	40,096
CNO Financial Group, Inc.	1,826	29,289
Cohen & Steers, Inc.	511	28,483
Columbia Banking System, Inc.	1,195	28,501
Columbia Financial, Inc.(a)	5,282	58,630
CVB Financial Corp.	2,313	38,465
Eagle Bancorp, Inc.	1,209	32,389
Employers Holdings, Inc.	1,445	43,711
Encore Capital Group, Inc.(a)	450	17,366
Enterprise Financial Services Corp.	1,083	29,533
Evercore, Inc.	533	34,890
FB Financial Corp.	1,217	30,571
FBL Financial Group, Inc., Class A	798	38,464
Federal Agricultural Mortgage Corp., Class C	547	34,822
Federated Hermes, Inc.	1,278	27,490
First Bancorp, Inc.	4,751	24,800

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
First Busey Corp.	1,927	$30,620
First Commonwealth Financial Corp.	4,396	34,025
First Financial Bancorp	2,179	26,159
First Hawaiian, Inc.	2,253	32,601
First Interstate BancSystem, Inc., Class A	1,145	36,468
First Merchants Corp.	1,393	32,262
First Midwest Bancorp, Inc.	2,922	31,499
FirstCash, Inc.	719	41,134
Flagstar Bancorp, Inc.	1,024	30,341
FNB Corp.	3,737	25,337
Focus Financial Partners, Inc., Class A(a)	830	27,216
Fulton Financial Corp.	3,494	32,599
German American Bancorp, Inc.	1,521	41,279
Green Dot Corp., Class A(a)	483	24,445
Heartland Financial USA, Inc.	951	28,525
Heritage Financial Corp.	1,849	34,003
Hilltop Holdings, Inc.	1,588	32,681
Home BancShares, Inc.	1,872	28,380
Hope Bancorp, Inc.	4,226	32,054
Horace Mann Educators Corp.	1,066	35,604
Independent Bank Corp.	613	32,109
Independent Bank Group, Inc.	604	26,685
International Bancshares Corp.	948	24,705
Investors Bancorp, Inc.	4,465	32,416
Kearny Financial Corp.	5,590	40,304
Lakeland Financial Corp.	814	33,537
Live Oak Bancshares, Inc.	1,283	32,498
Mercury General Corp.	1,059	43,811
Moelis & Co., Class A	1,337	46,981
Mr. Cooper Group, Inc.(a)	1,310	29,239
National Bank Holdings Corp., Class A	1,427	37,459
National Western Life Group, Inc., Class A	144	26,319
Navient Corp.	2,934	24,792
NBT Bancorp, Inc.	1,408	37,763
Nelnet, Inc., Class A	725	43,681
NMI Holdings, Inc., Class A(a)	1,500	26,700
Northwest Bancshares, Inc.	4,402	40,498
Oceanfirst Financial Corp.	2,309	31,610
Old National Bancorp	2,955	37,115
Pacific Premier Bancorp, Inc.	1,327	26,726
Palomar Holdings, Inc.(a)	300	31,272
Park National Corp.	396	32,456
Piper Sandler Cos.	438	31,974
PJT Partners, Inc., Class A	606	36,730
PRA Group, Inc.(a)	661	26,407
Premier Financial Corp.	1,568	24,422
Provident Financial Services, Inc.	2,329	28,414
Radian Group, Inc.	1,502	21,944
Renasant Corp.	1,470	33,398
S&T Bancorp, Inc.	1,854	32,797
Safety Insurance Group, Inc.	685	47,326
Sandy Spring Bancorp, Inc.	1,433	33,074
Seacoast Banking Corp. of Florida(a)	1,588	28,632
ServisFirst Bancshares, Inc.	956	32,533
Simmons First National Corp., Class A	2,028	32,154
SLM Corp.	4,814	38,945
Southside Bancshares, Inc.	1,511	36,914
Sterling Bancorp	2,008	21,124
Stewart Information Services Corp.	869	38,001

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Stock Yards Bancorp, Inc.	879	$29,921
StoneX Group, Inc.(a)	588	30,082
Tompkins Financial Corp.(c)	567	32,211
Towne Bank	2,069	33,932
TriCo Bancshares	1,432	35,070
Triumph Bancorp, Inc.(a)	964	30,019
Trupanion, Inc.(a)	472	37,241
Trustmark Corp.	1,681	35,990
UMB Financial Corp.	695	34,062
United Community Banks, Inc.	1,747	29,577
Veritex Holdings, Inc.	1,615	27,503
Victory Capital Holdings, Inc., Class A(d)	2,255	38,087
Virtus Investment Partners, Inc.	223	30,919
Waddell & Reed Financial, Inc., Class A	2,955	43,882
Walker & Dunlop, Inc.	511	27,083
Washington Federal, Inc.	1,599	33,355
Webster Financial Corp.	1,021	26,965
WesBanco, Inc.	1,655	35,351
Westamerica Bancorp	769	41,794
White Mountains Insurance Group Ltd.	57	44,403
Wintrust Financial Corp.	614	24,591
WSFS Financial Corp.	1,080	29,128
		3,861,125
Health Care (10.0%):
Acadia Healthcare Co., Inc.(a)	809	23,849
Addus HomeCare Corp.(a)	327	30,905
AMN Healthcare Services, Inc.(a)	649	37,941
Amphastar Pharmaceuticals, Inc.(a)	2,413	45,244
Anika Therapeutics, Inc.(a)	923	32,665
Antares Pharma, Inc.(a)	11,102	29,975
Atrion Corp.	77	48,203
BioLife Solutions, Inc.(a)	1,342	38,837
BioSpecifics Technologies Corp.(a)	702	37,087
BioTelemetry, Inc.(a)	946	43,118
Brookdale Senior Living, Inc.(a)	6,864	17,435
Cantel Medical Corp.	444	19,509
Castle Biosciences, Inc.(a)	662	34,060
Coherus Biosciences, Inc.(a)	1,850	33,929
Corcept Therapeutics, Inc.(a)	3,622	63,040
CorVel Corp.(a)	423	36,137
Enanta Pharmaceuticals, Inc.(a)	792	36,258
Fulgent Genetics, Inc.(a)	605	24,224
Hanger, Inc.(a)	1,606	25,407
HealthStream, Inc.(a)	2,181	43,773
HMS Holdings Corp.(a)	2,063	49,408
Innoviva, Inc.(a)	3,559	37,192
Inogen, Inc.(a)	982	28,478
Integer Holdings Corp.(a)	495	29,210
Ironwood Pharmaceuticals, Inc.(a)	4,264	38,354
Lantheus Holdings, Inc.(a)	2,489	31,536
LeMaitre Vascular, Inc.(b)	1,079	35,100
Luminex Corp.	1,458	38,273
Magellan Health, Inc.(a)	443	33,571
Meridian Bioscience, Inc.(a)	1,980	33,620
National Healthcare Corp.	758	47,230
National Research Corp.	582	28,640
Nextgen Healthcare, Inc.(a)	1,685	21,467

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Omnicell, Inc.(a)	654	$48,828
Phibro Animal Health Corp., Class A	1,620	28,188
Prestige Consumer Healthcare, Inc.(a)	1,395	50,806
R1 RCM, Inc.(a)	2,378	40,783
Select Medical Holdings Corp.(a)	1,321	27,503
SIGA Technologies, Inc.(a)	5,685	39,056
Simulations Plus, Inc.	625	47,100
STAAR Surgical Co.(a)	767	43,382
Supernus Pharmaceuticals, Inc.(a)	1,871	38,992
Surmodics, Inc.(a)	821	31,945
The Pennant Group, Inc.(a)	553	21,324
U.S. Physical Therapy, Inc.	327	28,410
Vanda Pharmaceuticals, Inc.(a)	3,711	35,848
Zynex, Inc.(a)(b)	1,682	29,351
		1,665,191
Industrials (19.2%):
AAON, Inc.	687	41,392
AAR Corp.	1,015	19,082
ACCO Brands Corp.	5,155	29,899
AeroVironment, Inc.(a)	518	31,085
Alamo Group, Inc.	369	39,863
Albany International Corp.	603	29,855
Ameresco, Inc., Class A(a)	940	31,396
American Woodmark Corp.(a)	260	20,420
Apogee Enterprises, Inc.	1,211	25,879
Applied Industrial Technologies, Inc.	559	30,801
ArcBest Corp.	1,040	32,302
Arcosa, Inc.	783	34,522
Astec Industries, Inc.	793	43,019
Atkore International Group, Inc.(a)	879	19,980
AZZ, Inc.	1,062	36,235
Barnes Group, Inc.	726	25,947
Brady Corp., Class A	919	36,778
Casella Waste Systems, Inc.(a)	766	42,781
CBIZ, Inc.(a)	1,979	45,260
Chart Industries, Inc.(a)	327	22,978
Cimpress PLC(a)	232	17,437
Columbus McKinnon Corp.	904	29,922
Comfort Systems USA, Inc.	656	33,791
Construction Partners, Inc., Class A(a)	1,778	32,360
CSW Industrials, Inc.	621	47,973
Dycom Industries, Inc.(a)	366	19,332
Echo Global Logistics, Inc.(a)	1,380	35,563
Encore Wire Corp.	850	39,457
Energy Recovery, Inc.(a)	4,304	35,293
Ennis, Inc.	2,625	45,780
EnPro Industries, Inc.	547	30,856
ESCO Technologies, Inc.	475	38,266
Evoqua Water Technologies Corp.(a)	1,298	27,544
Federal Signal Corp.	1,451	42,441
Forrester Research, Inc.(a)	831	27,248
Forward Air Corp.	754	43,265
Foundation Building Materials, Inc.(a)	1,738	27,321
Franklin Electric Co., Inc.	661	38,887
GATX Corp.	583	37,166
Gibraltar Industries, Inc.(a)	609	39,670
GMS, Inc.(a)	1,032	24,871
GrafTech International Ltd.	4,250	29,070

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Great Lakes Dredge & Dock Corp.(a)	4,083	$38,829
Griffon Corp.	1,246	24,347
H&E Equipment Services, Inc.	1,393	27,386
Healthcare Services Group	1,627	35,029
Heartland Express, Inc.	2,805	52,174
Helios Technologies, Inc.	812	29,557
Herc Holdings, Inc.(a)	524	20,756
HNI Corp.	1,008	31,631
Hub Group, Inc., Class A(a)	881	44,221
Hyster-Yale Materials Handling, Inc.	809	30,054
ICF International, Inc.	595	36,610
Insperity, Inc.	397	26,000
JELD-WEN Holding, Inc.(a)	1,049	23,707
Kadant, Inc.	321	35,188
Kaman Corp.	712	27,747
KAR Auction Services, Inc.	1,769	25,474
Kforce, Inc.	1,105	35,548
Knoll, Inc.	2,310	27,859
Korn Ferry	1,212	35,148
Kratos Defense & Security Solutions, Inc.(a)	1,664	32,082
Lindsay Corp.	426	41,186
Macquarie Infrastructure Corp.	868	23,341
Marten Transport Ltd.	2,164	35,316
Matson, Inc.	802	32,152
McGrath RentCorp	574	34,205
Meritor, Inc.(a)	1,405	29,421
Moog, Inc., Class A	484	30,749
Mueller Industries, Inc.	1,063	28,765
Mueller Water Products, Inc., Class A	3,664	38,069
MYR Group, Inc.(a)	761	28,294
National Presto Industries, Inc.	565	46,251
NV5 Global, Inc.(a)	540	28,496
Patrick Industries, Inc.	406	23,353
PGT Innovations, Inc.(a)	1,592	27,892
Primoris Services Corp.	1,456	26,266
Raven Industries, Inc.	1,367	29,418
Rush Enterprises, Inc., Class A	867	43,818
SkyWest, Inc.	547	16,334
Spirit Airlines, Inc.(a)	1,012	16,293
SPX Corp.(a)	844	39,145
Standex International Corp.	594	35,165
Steelcase, Inc., Class A	2,775	28,055
Systemax, Inc.	1,851	44,314
Tennant Co.	582	35,130
Terex Corp.	1,600	30,976
The Brink's Co.	612	25,147
The Gorman-Rupp Co.	1,185	34,910
The Greenbrier Cos., Inc.	1,055	31,017
TriMas Corp.(a)	1,736	39,581
Trinity Industries, Inc.	2,048	39,936
Triton International Ltd.	1,122	45,632
Valmont Industries, Inc.	357	44,332
Vectrus, Inc.(a)	889	33,782
Welbilt, Inc.(a)	3,013	18,560
WESCO International, Inc.(a)	566	24,915
		3,152,550

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Information Technology (11.7%):
A10 Networks, Inc.(a)	4,092	$26,066
ACM Research, Inc., Class A(a)	222	15,340
Advanced Energy Industries, Inc.(a)	421	26,498
Alarm.com Holdings, Inc.(a)	686	37,902
Amkor Technology, Inc.(a)	2,337	26,174
Axcelis Technologies, Inc.(a)	1,239	27,258
Badger Meter, Inc.	654	42,752
Benchmark Electronics, Inc.	1,622	32,683
Cass Information Systems, Inc.	1,043	41,970
CEVA, Inc.(a)	867	34,134
ChannelAdvisor Corp.(a)	1,480	21,416
CommVault Systems, Inc.(a)	1,025	41,820
CSG Systems International, Inc.	1,399	57,289
CTS Corp.	1,914	42,165
Digital Turbine, Inc.(a)	948	31,038
Diodes, Inc.(a)	817	46,120
Ebix, Inc.	875	18,025
Endurance International Group Holdings, Inc.(a)	3,633	20,853
ePlus, Inc.(a)	493	36,088
EVERTEC, Inc.	1,183	41,062
ExlService Holdings, Inc.(a)	576	37,999
FormFactor, Inc.(a)	1,366	34,054
GreenSky, Inc., Class A(a)	5,797	25,739
Ichor Holdings Ltd.(a)	997	21,505
Insight Enterprises, Inc.(a)	641	36,268
InterDigital, Inc.	621	35,434
Knowles Corp.(a)	3,021	45,013
Methode Electronics, Inc.	1,502	42,807
MicroStrategy, Inc.(a)	346	52,094
Mitek Systems, Inc.(a)	3,533	45,010
MTS Systems Corp.	1,008	19,263
NCR Corp.(a)	1,206	26,701
NETGEAR, Inc.(a)	1,214	37,415
NetScout Systems, Inc.(a)	1,825	39,840
NIC, Inc.	2,608	51,378
OneSpan, Inc.(a)	1,330	27,877
OSI Systems, Inc.(a)	626	48,583
PC Connection, Inc.	856	35,147
Perficient, Inc.(a)	643	27,482
Photronics, Inc.(a)	3,734	37,191
Plexus Corp.(a)	498	35,174
Progress Software Corp.	1,478	54,212
Rogers Corp.(a)	315	30,889
Sanmina Corp.(a)	1,353	36,599
SPS Commerce, Inc.(a)	581	45,242
SunPower Corp.(a)	2,088	26,121
Super Micro Computer, Inc.(a)	1,290	34,056
Sykes Enterprises, Inc.(a)	1,244	42,557
Synaptics, Inc.(a)	400	32,168
Teradata Corp.(a)	1,806	40,996
TTEC Holdings, Inc.	704	38,403
Ultra Clean Holdings, Inc.(a)	1,141	24,486
Verra Mobility Corp.(a)	2,912	28,130
Virtusa Corp.(a)	691	33,970
Vishay Intertechnology, Inc.	2,323	36,169
		1,932,625

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Materials (6.8%):
Avient Corp.	1,058	$27,995
Boise Cascade Co.	728	29,062
Cabot Corp.	943	33,976
Carpenter Technology Corp.	1,253	22,754
Chase Corp.	297	28,334
Clearwater Paper Corp.(a)	693	26,292
Cleveland-Cliffs, Inc.(b)	4,023	25,828
Commercial Metals Co.	1,696	33,886
Compass Minerals International, Inc.	699	41,486
Domtar Corp.	1,043	27,400
Element Solutions, Inc.(a)	3,654	38,404
Forterra, Inc.(a)	1,525	18,026
Futurefuel Corp.	3,027	34,417
GCP Applied Technologies, Inc.(a)	1,295	27,130
Greif, Inc., Class A	934	33,820
H.B. Fuller Co.	813	37,219
Hawkins, Inc.	768	35,405
Ingevity Corp.(a)	551	27,241
Innospec, Inc.	496	31,407
Kaiser Aluminum Corp.	551	29,528
Koppers Holdings, Inc.(a)	842	17,606
Livent Corp.(a)	2,971	26,650
Materion Corp.	646	33,611
Minerals Technologies, Inc.	658	33,624
Myers Industries, Inc.	1,756	23,232
Orion Engineered Carbons SA	2,224	27,822
PQ Group Holdings, Inc.(a)	3,202	32,853
Schnitzer Steel Industries, Inc.	1,682	32,345
Schweitzer-Mauduit International, Inc.	1,226	37,258
Sensient Technologies Corp.	906	52,312
Stepan Co.	339	36,951
Summit Materials, Inc., Class A(a)	1,430	23,652
Tredegar Corp.	1,921	28,565
W.R. Grace & Co.	949	38,235
Warrior Met Coal, Inc.	1,748	29,856
Worthington Industries, Inc.	742	30,259
		1,114,441
Real Estate (1.2%):
Forestar Group, Inc.(a)	1,988	35,188
Kennedy-Wilson Holdings, Inc.	2,603	37,796
Marcus & Millichap, Inc.(a)	1,262	34,730
Newmark Group, Inc., Class A	3,775	16,308
The RMR Group, Inc., Class A	1,370	37,634
The St. Joe Co.(a)	2,053	42,353
		204,009
Utilities (3.7%):
ALLETE, Inc.	746	38,598
American States Water Co.	527	39,499
Avista Corp.	1,079	36,815
California Water Service Group	886	38,497
Chesapeake Utilities Corp.	511	43,076
MGE Energy, Inc.	559	35,027
Middlesex Water Co.	674	41,888
New Jersey Resources Corp.	1,095	29,587
Northwest Natural Holding Co.	684	31,047

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
NorthWestern Corp.	765	$37,210
Otter Tail Corp.	919	33,240
SJW Group	587	35,725
South Jersey Industries, Inc.	1,773	34,166
Spire, Inc.	728	38,730
The York Water Co.	807	34,112
Unitil Corp.	990	38,254
		585,471
Total Common Stocks (Cost $17,984,402)		16,397,557

Collateral for Securities Loaned^ (1.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(e)	3,548	3,548
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(e)	55,464	55,464
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(e)	24,675	24,675
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(e)	14,120	14,120
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(e)	63,486	63,486
Total Collateral for Securities Loaned (Cost $161,293)		161,293

Total Investments (Cost $18,145,695) — 100.8%		16,558,850
Liabilities in excess of other assets — (0.8)%		(133,494)
NET ASSETS - 100.00%		$16,425,356

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were 0.2% of the Fund's net assets.
(d)	Affiliated security.
(e)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Net Change
	Fair	Purchases	Proceeds	Realized	Capital	in Unrealized	Fair
Affiliated	Value	at	from	Gains	Gain	Appreciation/	Value	Dividend
Holdings	6/30/20	Cost	Sales	(Losses)	Distribution	Depreciation	9/30/20	Income
Victory Capital Holdings, Inc.	$27,676	$10,752	$-	$-	$-	$(341)	$38,087	$97

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)

Australia (4.1%):
Communication Services (0.4%):
REA Group Ltd.	1,608	$126,629
Telstra Corp. Ltd.	109,026	217,045
		343,674
Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd.	5,570	119,541

Consumer Staples (0.7%):
Coles Group Ltd.	16,649	202,680
Wesfarmers Ltd.	5,442	173,106
Woolworths Group Ltd.	7,748	202,127
		577,913
Financials (1.4%):
ASX Ltd.	3,343	193,956
Australia & New Zealand Banking Group Ltd.	10,133	124,953
Commonwealth Bank of Australia	3,183	144,989
Insurance Australia Group Ltd.	50,686	158,978
Macquarie Group Ltd.	1,476	126,381
Magellan Financial Group Ltd.	2,624	106,429
National Australia Bank Ltd.	11,003	139,857
Suncorp Group Ltd.	21,321	129,015
Westpac Banking Corp.	11,171	134,713
		1,259,271
Health Care (0.6%):
CSL Ltd.	763	156,813
Ramsay Health Care Ltd.	3,169	149,957
Sonic Healthcare Ltd.	7,305	173,464
		480,234
Industrials (0.2%):
Brambles Ltd.	24,706	185,589

Materials (0.7%):
BHP Group Ltd.	6,080	154,999
Fortescue Metals Group Ltd.	10,885	127,055
Newcrest Mining Ltd.	6,105	136,575
Rio Tinto Ltd.	3,081	208,099
		626,728
		3,592,950
Austria (0.4%):
Energy (0.1%):
OMV AG (a)	3,354	92,007

Financials (0.1%):
Erste Group Bank AG (a)	5,199	108,945

Utilities (0.2%):
Verbund AG	2,427	132,813
		333,765
Belgium (1.3%):
Consumer Staples (0.2%):
Colruyt SA	2,505	162,572

Financials (0.7%):
Ageas SA/NV	3,084	126,032
Groupe Bruxelles Lambert SA	1,864	168,215
KBC Group NV	2,084	104,540

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Sofina SA	646	$176,453
		575,240
Health Care (0.3%):
Galapagos NV (a)	886	125,886
UCB SA	1,433	162,951
		288,837
Materials (0.1%):
Umicore SA	3,093	128,902
		1,155,551
Canada (8.1%):
Communication Services (0.8%):
BCE, Inc. (b)	4,367	181,122
Rogers Communications, Inc.	4,077	161,745
Shaw Communications, Inc., Class B	9,424	172,002
TELUS Corp.	10,060	177,036
		691,905
Consumer Discretionary (0.4%):
Dollarama, Inc.	5,272	202,105
Restaurant Brands International, Inc.	2,262	129,937
		332,042
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc., Class B	5,310	184,937
George Weston Ltd. (b)	2,664	195,908
Loblaw Cos. Ltd.	3,930	205,828
Metro, Inc.	5,679	272,518
Saputo, Inc. (b)	7,860	197,179
		1,056,370
Energy (0.4%):
Canadian Natural Resources Ltd.	4,272	68,473
Enbridge, Inc.	4,241	123,911
Pembina Pipeline Corp.	3,159	67,052
TC Energy Corp.	2,812	118,064
		377,500
Financials (1.9%):
Bank of Montreal	2,111	123,419
Brookfield Asset Management, Inc., Class A	3,816	126,283
Canadian Imperial Bank of Commerce (b)	1,857	138,822
Great-West Lifeco, Inc.	6,570	128,400
Intact Financial Corp.	1,752	187,622
Manulife Financial Corp.	8,245	114,689
National Bank of Canada	2,318	115,151
Power Corp. of Canada (b)	5,633	110,384
Royal Bank of Canada	2,192	153,921
Sun Life Financial, Inc.	3,644	148,508
The Bank of Nova Scotia (b)	3,536	146,922
The Toronto-Dominion Bank	3,037	140,627
		1,634,748
Industrials (0.9%):
Canadian National Railway Co.	1,882	200,455
Canadian Pacific Railway Ltd.	552	167,934
Thomson Reuters Corp.	2,897	231,212
Waste Connections, Inc.	1,997	207,590
		807,191

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Information Technology (0.7%):
CGI, Inc. (a)	2,916	$197,948
Constellation Software, Inc.	177	196,706
Open Text Corp. (b)	3,977	168,113
		562,767
Materials (1.0%):
Aginco Eagle Mines Ltd.	1,564	124,624
Barrick Gold Corp.	4,598	129,161
Franco-Nevada Corp.	1,039	145,206
Kinross Gold Corp. (a)(b)	11,311	99,823
Kirkland Lake Gold Ltd.	2,007	97,983
Nutrien Ltd. (b)	4,007	157,132
Wheaton Precious Metals Corp.	2,752	135,037
		888,966
Utilities (0.8%):
Algonquin Power & Utilities Corp. (b)	10,657	154,804
Emera, Inc. (b)	4,352	178,800
Fortis, Inc. (b)	4,405	180,117
Hydro One Ltd. (c)	10,104	214,162
		727,883
		7,079,372
Cayman Islands (0.2%):
Consumer Staples (0.2%):
WH Group Ltd. (c)	197,500	160,043

Denmark (2.9%):
Consumer Staples (0.2%):
Carlsberg A/S, Class B	1,553	209,396

Financials (0.4%):
Danske Bank A/S	10,665	144,639
Tryg A/S	7,053	222,635
		367,274
Health Care (1.0%):
Coloplast A/S, Class B	1,385	218,922
Genmab A/S (a)	476	172,448
GN Store Nord A/S	2,285	173,050
Novo Nordisk A/S, Class B	4,017	277,993
		842,413
Industrials (0.6%):
AP Moller - Maersk A/S, Class B	92	146,073
DSV PANALPINA A/S	1,076	175,842
Vestas Wind Systems A/S	1,102	178,789
		500,704
Materials (0.5%):
Christian Hansen Holding A/S	1,868	207,673
Novozymes A/S, B Shares	3,874	244,025
		451,698
Utilities (0.2%):
Orsted A/S (c)	1,507	207,798
		2,579,283
Finland (2.0%):
Communication Services (0.2%):
Elisa Oyj	3,479	205,064

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.2%):
Kesko Oyj, Class B	7,738	$199,569

Energy (0.2%):
Neste Oyj	2,581	136,067

Financials (0.3%):
Nordea Bank Abp (a)	20,852	159,113
Sampo Oyj, Class A	3,559	140,980
		300,093
Industrials (0.3%):
Kone Oyj, Class B	3,161	278,147

Information Technology (0.1%):
Nokia Oyj (a)	30,828	121,068

Materials (0.5%):
Stora Enso Oyj, Class R	11,703	183,498
UPM-Kymmene Oyj	6,807	207,397
		390,895
Utilities (0.2%):
Fortum Oyj	8,081	163,653
		1,794,556
France (7.8%):
Communication Services (0.8%):
Iliad SA	819	150,787
Orange SA	19,505	203,140
Publicis Groupe SA	3,793	122,636
Vivendi SA	6,868	191,623
		668,186
Consumer Discretionary (1.2%):
Cie Generale des Etablissements Michelin SCA	1,468	157,845
Hermes International	254	219,215
Kering SA	264	175,666
LVMH Moet Hennessy Louis Vuitton SE	403	188,692
SEB SA	988	160,879
Sodexo SA	1,817	129,978
		1,032,275
Consumer Staples (1.2%):
Carrefour SA	11,778	188,678
Danone SA	3,654	236,541
L'Oreal SA	664	216,087
Pernod Ricard SA	1,466	233,987
Remy Cointreau SA	1,033	188,673
		1,063,966
Financials (0.7%):
Amundi SA (c)	1,964	138,605
AXA SA	7,100	131,310
BNP Paribas SA	2,907	105,559
CNP Assurances	6,748	84,486
Credit Agricole SA	12,395	108,574
Natixis SA	28,837	64,992
		633,526
Health Care (0.6%):
BioMerieux	985	154,502
Sanofi	2,573	257,384
Sartorius Stedim Biotech	419	144,706
		556,592

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Industrials (2.2%):
Alstom SA (a)	3,046	$151,832
Bollore SA	39,708	148,401
Bouygues SA	3,155	109,553
Bureau Veritas SA	7,890	178,145
Cie de Saint-Gobain	3,432	144,881
Edenred	3,127	140,767
Eiffage SA	1,487	121,711
Getlink SE	9,713	132,085
Legrand SA	2,056	164,332
Safran SA (a)	788	78,004
Schneider Electric SE	1,373	170,695
Teleperformance	488	150,802
Thales SA	1,919	144,338
Vinci SA	1,350	113,188
		1,948,734
Information Technology (0.5%):
Atos SE	1,923	155,099
Capgemini SE	1,088	139,982
Dassault Systemes SA	928	173,792
		468,873
Materials (0.4%):
Air Liquide SA	1,301	206,660
Arkema SA	1,323	140,548
		347,208
Utilities (0.2%):
Veolia Environnement SA	6,780	146,406
		6,865,766
Germany (7.5%):
Communication Services (0.7%):
Deutsche Telekom AG	12,462	208,767
Scout24 AG (c)	2,691	235,023
United Internet AG, Registered Shares	4,195	160,665
		604,455
Consumer Discretionary (0.7%):
adidas AG	531	171,871
Bayerische Motoren Werke AG	2,006	145,778
Puma SE (a)	1,650	148,670
Zalando SE (a)(c)	1,807	169,257
		635,576
Consumer Staples (0.3%):
Beiersdorf AG	2,217	252,103

Financials (0.8%):
Allianz SE	707	135,612
Deutsche Boerse AG	983	172,626
Hannover Rueck SE	938	145,370
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	493	125,183
Talanx AG	3,758	121,240
		700,031
Health Care (0.9%):
Carl Zeiss Meditec AG	1,414	179,025
Fresenius Medical Care AG & Co. KGaA	3,009	254,048

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Fresenius SE & Co. KGaA	3,631	$165,285
Merck KGaA	1,572	229,529
		827,887
Industrials (0.8%):
Brenntag AG	2,688	171,108
Deutsche Post AG, Registered Shares	3,677	167,681
KION Group AG	1,674	143,611
MTU Aero Engines AG	526	87,562
Siemens AG, Registered Shares	1,196	151,256
		721,218
Information Technology (0.8%):
Bechtle AG	884	179,179
Infineon Technologies AG	4,454	125,915
Nemetschek SE	1,767	129,467
SAP SE	1,222	190,186
TeamViewer AG (a)(c)	2,460	121,469
		746,216
Materials (1.0%):
BASF SE	2,622	159,775
Covestro AG (c)	3,389	168,254
Evonik Industries AG	5,488	142,183
HeidelbergCement AG	2,157	132,300
Symrise AG	1,709	236,410
		838,922
Real Estate (0.8%):
Deutsche Wohnen SE	4,985	249,478
LEG Immobilien AG	1,407	200,901
Vonovia SE	3,120	214,262
		664,641
Utilities (0.7%):
E.ON SE	18,662	206,262
RWE AG	4,331	162,370
Siemens Energy AG (a)	598	16,124
Uniper SE	6,691	216,178
		600,934
		6,591,983
Hong Kong (4.5%):
Consumer Discretionary (0.3%):
Galaxy Entertainment Group Ltd.	20,000	134,068
Techtronic Industries Co. Ltd.	11,500	150,765
		284,833
Consumer Staples (0.1%):
Sun Art Retail Group Ltd.	130,500	143,975

Financials (0.7%):
AIA Group Ltd.	19,400	190,000
Hang Seng Bank Ltd.	15,200	223,789
Hong Kong Exchanges and Clearing Ltd.	4,200	196,077
		609,866
Health Care (0.2%):
Sino Biopharmaceutical Ltd.	146,000	159,003

Industrials (0.5%):
CK Hutchison Holdings Ltd.	31,000	186,405
MTR Corp. Ltd.	51,000	251,716
		438,121

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Real Estate (1.6%):
CK Asset Holdings Ltd.	34,203	$166,606
Hang Lung Properties Ltd.	74,000	186,962
Henderson Land Development Co. Ltd.	63,840	235,184
New World Development Co. Ltd.	40,956	198,179
Shimao Group Holdings Ltd.	35,500	146,585
Sino Land Co. Ltd.	180,000	209,038
Sun Hung Kai Properties Ltd.	18,500	235,851
		1,378,405
Utilities (1.1%):
CK Infrastructure Holdings Ltd.	38,000	177,256
CLP Holdings Ltd.	32,000	297,298
Hong Kong and China Gas Co. Ltd.	184,744	264,608
Power Assets Holdings Ltd.	46,500	243,606
		982,768
		3,996,971
Ireland (1.3%):
Consumer Discretionary (0.2%):
Flutter Entertainment PLC	849	134,174

Consumer Staples (0.2%):
Kerry Group PLC	1,702	218,482

Industrials (0.6%):
DCC PLC	1,899	147,191
Experian PLC	4,424	166,657
Kingspan Group PLC (a)	1,878	171,063
		484,911
Materials (0.3%):
CRH PLC	3,758	135,999
Smurfit Kappa Group PLC	4,361	171,368
		307,367
		1,144,934
Israel (0.5%):
Financials (0.2%):
Bank Hapoalim BM	31,408	167,874
Isracard Ltd.	1	2
		167,876
Health Care (0.1%):
Teva Pharmaceutical Industries Ltd. (a)	11,995	108,606

Information Technology (0.2%):
Nice Ltd. (a)	792	179,020
		455,502
Italy (2.3%):
Communication Services (0.3%):
Infrastrutture Wireless Italiane SpA (c)	18,207	201,489
Telecom Italia SpA	274,328	109,986
		311,475
Consumer Discretionary (0.2%):
Moncler SpA	3,974	162,963

Energy (0.2%):
Snam SpA	31,441	161,772

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Financials (0.7%):
Assicurazioni Generali SpA	12,791	$180,314
FinecoBank Banca Fineco SpA	9,718	133,918
Intesa Sanpaolo SpA (a)	70,263	132,039
Poste Italiane SpA (c)	15,671	139,033
		585,304
Health Care (0.4%):
DiaSorin SpA	818	164,843
Recordati Industria Chimica e Farmaceutica SpA	2,971	152,343
		317,186
Information Technology (0.1%):
Nexi SpA (a)(c)	6,958	139,646

Utilities (0.4%):
Enel SpA	19,594	170,393
Terna Rete Elettrica Nazionale SpA	25,777	180,525
		350,918
		2,029,264
Japan (20.4%):
Communication Services (1.9%):
KDDI Corp.	8,000	201,498
Nexon Co. Ltd.	6,500	161,622
Nintendo Co. Ltd.	500	282,883
Nippon Telegraph & Telephone Corp.	11,700	238,549
NTT DOCOMO, Inc.	9,500	350,000
Softbank Corp.	25,900	289,210
Z Holdings Corp.	20,900	138,541
		1,662,303
Consumer Discretionary (3.3%):
Bandai Namco Holdings, Inc.	3,400	247,915
Bridgestone Corp.	7,500	235,917
Fast Retailing Co. Ltd.	300	187,368
Honda Motor Co. Ltd.	6,200	145,431
Nitori Holdings Co. Ltd.	1,200	248,649
Oriental Land Co. Ltd.	1,500	209,673
Pan Pacific International Holdings Corp.	8,000	185,870
Panasonic Corp.	17,900	150,873
Sekisui House Ltd.	10,600	186,719
Shimano, Inc.	900	176,842
Sony Corp.	2,900	220,890
Subaru Corp.	7,900	152,231
Suzuki Motor Corp.	3,100	131,790
Toyota Industries Corp.	3,500	220,389
Toyota Motor Corp.	3,400	223,507
		2,924,064
Consumer Staples (1.5%):
Asahi Group Holdings Ltd.	5,400	187,220
Japan Tobacco, Inc.	15,100	274,936
Kao Corp.	3,200	239,340
Kirin Holdings Co. Ltd.	9,900	185,279
Seven & i Holdings Co. Ltd.	5,700	175,676
Unicharm Corp.	5,300	236,829
		1,299,280
Financials (2.7%):
Dai-ichi Life Holdings, Inc.	10,900	152,672
Japan Exchange Group, Inc.	8,400	234,037

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Japan Post Bank Co. Ltd.	27,500	$214,106
Japan Post Holdings Co. Ltd.	29,500	200,247
Mitsubishi UFJ Financial Group, Inc.	50,400	198,876
Mizuho Financial Group, Inc.	15,570	193,499
MS&AD Insurance Group Holdings, Inc.	9,800	262,449
Nomura Holdings, Inc.	34,000	154,314
ORIX Corp.	13,600	168,307
Sompo Holdings, Inc.	4,700	161,748
Sumitomo Mitsui Financial Group, Inc.	7,300	201,970
Tokio Marine Holdings, Inc.	4,700	205,026
		2,347,251
Health Care (3.2%):
Astellas Pharma, Inc.	13,100	194,668
Chugai Pharmaceutical Co. Ltd.	4,500	201,209
Daiichi Sankyo Co. Ltd.	5,700	174,540
Eisai Co. Ltd.	1,900	172,685
Hoya Corp.	2,000	224,941
Kyowa Kirin Co. Ltd.	7,900	223,702
M3, Inc.	2,800	172,594
Olympus Corp.	7,200	148,984
Ono Pharmaceutical Co. Ltd.	7,900	247,526
Otsuka Holdings Co. Ltd.	4,600	194,033
Shionogi & Co. Ltd.	3,600	192,171
Sysmex Corp.	2,300	218,767
Takeda Pharmaceutical Co. Ltd.	5,800	205,929
Terumo Corp.	4,800	190,270
		2,762,019
Industrials (3.5%):
Central Japan Railway Co.	1,300	186,031
Daikin Industries Ltd.	1,200	219,630
FANUC Corp.	900	171,721
ITOCHU Corp. (b)	9,600	244,438
Komatsu Ltd.	8,300	181,821
Kubota Corp.	11,400	202,973
Mitsubishi Corp.	11,100	264,474
Mitsubishi Electric Corp.	16,100	217,033
Mitsui & Co. Ltd.	11,900	203,468
Nidec Corp.	2,100	195,263
Recruit Holdings Co. Ltd.	3,500	138,075
Secom Co. Ltd.	2,800	255,067
SG Holdings Co. Ltd.	4,000	206,733
SMC Corp.	400	221,755
Sumitomo Corp.	16,200	193,340
		3,101,822
Information Technology (3.2%):
Canon, Inc.	10,600	175,561
FUJIFILM Holdings Corp.	3,900	191,764
Fujitsu Ltd.	1,500	203,983
Hitachi Ltd.	5,100	171,354
Keyence Corp.	600	278,691
Kyocera Corp.	3,900	221,795
Murata Manufacturing Co. Ltd.	3,800	244,072
NEC Corp.	3,400	197,971
Nomura Research Institute Ltd.	6,678	196,002
NTT Data Corp.	15,800	201,077
Obic Co. Ltd.	1,100	192,357

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Omron Corp.	2,700	$209,445
Oracle Corp.	1,700	182,494
Tokyo Electron Ltd.	600	155,505
		2,822,071
Materials (0.4%):
Nippon Paint Holdings Co. Ltd.	2,000	205,026
Shin-Etsu Chemical Co. Ltd.	1,400	181,688
		386,714
Real Estate (0.7%):
Daiwa House Industry Co. Ltd.	6,600	168,833
Mitsubishi Estate Co. Ltd.	10,600	159,528
Mitsui Fudosan Co. Ltd.	8,800	152,425
Sumitomo Realty & Development Co. Ltd.	4,700	138,259
		619,045
		17,924,569
Korea, Republic Of (4.8%):
Communication Services (0.8%):
NAVER Corp.	623	157,974
NCSoft Corp.	222	153,025
Netmarble Corp. (a)(c)	1,172	166,383
SK Telecom Co. Ltd.	1,172	238,550
		715,932
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd.	750	147,524
Hyundai Motor Co.	895	136,627
Kia Motors Corp.	4,026	161,481
LG Electronics, Inc.	2,396	187,901
		633,533
Consumer Staples (0.7%):
Amorepacific Corp.	1,114	156,244
KT&G Corp.	3,323	234,170
LG Household & Health Care Ltd.	147	182,037
		572,451
Financials (0.5%):
KB Financial Group, Inc.	4,479	143,835
Samsung Life Insurance Co. Ltd.	2,331	121,603
Shinhan Financial Group Co. Ltd.	6,077	143,441
		408,879
Health Care (0.4%):
Celltrion Healthcare Co. Ltd. (a)	1,441	108,078
Celltrion, Inc. (a)	519	114,293
Samsung Biologics Co. Ltd. (a)(c)	217	128,051
		350,422
Industrials (0.3%):
LG Corp.	2,150	136,248
Samsung C&T Corp.	1,706	153,195
		289,443
Information Technology (1.0%):
Samsung Electro-Mechanics Co. Ltd.	1,396	165,949
Samsung Electronics Co. Ltd.	4,499	223,930
Samsung SDI Co. Ltd.	318	117,894
Samsung SDS Co. Ltd.	1,453	210,625
SK Hynix, Inc.	2,662	191,232
		909,630

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Materials (0.4%):
LG Chem Ltd.	190	$106,269
POSCO	1,134	190,083
		296,352
		4,176,642
Luxembourg (0.3%):
Health Care (0.2%):
Eurofins Scientific	196	155,188

Real Estate (0.1%):
Aroundtown SA	24,241	121,912
		277,100
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	37,200	143,284

Netherlands (3.7%):
Communication Services (0.2%):
Koninklijke KPN NV	73,215	172,261

Consumer Staples (1.3%):
Davide Campari-Milano NV	16,371	178,849
Heineken Holding NV	2,675	208,382
Heineken NV	2,498	222,208
Koninklijke Ahold Delhaize NV	8,523	252,287
Unilever NV	4,170	251,758
		1,113,484
Financials (0.6%):
ABN AMRO Bank NV (a)(c)	11,508	96,487
Euronext NV (c)	1,416	177,452
ING Groep NV (a)	13,617	96,690
NN Group NV	3,850	144,654
		515,283
Health Care (0.2%):
Koninklijke Philips NV	4,390	206,886

Industrials (0.5%):
Randstad NV	2,806	146,481
Wolters Kluwer NV	2,936	250,707
		397,188
Information Technology (0.4%):
Adyen NV (a)(c)	111	204,623
ASML Holding NV	435	160,482
		365,105
Materials (0.5%):
Akzo Nobel NV	1,954	197,961
Koninklijke DSM NV	1,489	245,426
		443,387
		3,213,594
New Zealand (0.5%):
Consumer Staples (0.2%):
a2 Milk Co. Ltd. (a)	16,934	171,785

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	6,802	$149,654

Information Technology (0.2%):
Xero Ltd. (a)	2,089	150,715
		472,154
Norway (1.5%):
Communication Services (0.5%):
Schibsted ASA, Class A (a)	4,007	177,736
Telenor ASA	14,995	251,654
		429,390
Consumer Staples (0.4%):
Mowi ASA	9,327	165,935
Orkla ASA, Class A	22,552	228,322
		394,257
Financials (0.4%):
DNB ASA (a)	9,767	135,469
Gjensidige Forsikring ASA	10,349	210,262
		345,731
Materials (0.2%):
Yara International ASA	4,823	185,994
		1,355,372
Portugal (0.5%):
Consumer Staples (0.3%):
Jeronimo Martins SGPS SA	13,675	219,709

Utilities (0.2%):
Energias de Portugal SA	36,176	177,907
		397,616
Russian Federation (0.1%):
Materials (0.1%):
Polymetal International PLC	5,629	122,692

Singapore (1.5%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	151,200	234,882

Consumer Staples (0.2%):
Wilmar International Ltd.	54,300	175,072

Financials (0.8%):
DBS Group Holdings Ltd.	15,000	218,839
Oversea-Chinese Banking Corp. Ltd.	39,700	244,943
United Overseas Bank Ltd.	16,900	235,662
		699,444
Real Estate (0.2%):
CapitaLand Ltd.	101,700	201,954
		1,311,352
Spain (1.8%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	6,274	175,050

Financials (0.2%):
CaixaBank SA	62,626	133,105

Health Care (0.2%):
Grifols SA	7,016	202,250

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
Aena SME SA (c)	834	$116,640

Information Technology (0.2%):
Amadeus IT Group SA	2,175	121,343

Utilities (0.9%):
Endesa SA	7,165	191,762
Iberdrola SA	15,868	195,509
Naturgy Energy Group SA	9,298	186,610
Red Electrica Corp. SA	11,673	219,154
		793,035
		1,541,423
Sweden (5.5%):
Communication Services (0.5%):
Tele2 AB, B Shares (b)	14,953	211,798
Telia Co. AB	55,967	230,380
		442,178
Consumer Discretionary (0.3%):
Evolution Gaming Group AB (c)	1,654	109,896
Hennes & Mauritz AB, Class B (b)	8,336	144,100
		253,996
Consumer Staples (0.7%):
Essity AB, Class B (a)	7,097	240,052
ICA Gruppen AB (b)	4,029	204,913
Swedish Match AB	2,818	230,676
		675,641
Financials (1.5%):
EQT AB	5,568	108,348
Industrivarden AB, Class C	6,877	183,523
Investor AB, Class B	3,165	207,533
Kinnevik AB, Class B	4,279	174,298
L E Lundbergforetagen AB, Class B	4,163	206,566
Skandinaviska Enskilda Banken AB, Class A (a)	16,628	147,927
Svenska Handelsbanken AB, Class A (a)	16,346	137,530
Swedbank AB, Class A (a)	9,820	154,385
		1,320,110
Industrials (1.7%):
Alfa Laval AB	6,565	145,789
Assa Abloy AB, Class B	8,075	189,515
Atlas Copco AB, Class A	3,809	182,449
Epiroc AB, Class A	11,981	174,186
Nibe Industrier AB, Class B (a)	5,732	147,973
Sandvik AB (a)	7,887	154,972
Skanska AB, Class B (a)	8,553	181,338
SKF AB, Class B	7,666	159,021
Volvo AB, Class B	8,318	160,792
		1,496,035
Information Technology (0.4%):
Hexagon AB, Class B	2,320	175,657
Telefonaktiebolaget LM Ericsson, Class B	14,504	159,231
		334,888

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Materials (0.4%):
Boliden AB	4,892	$145,742
Svenska Cellulosa AB SCA, Class B (a)	14,316	196,779
		342,521
		4,865,369
Switzerland (7.5%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	457	242,496

Consumer Discretionary (0.4%):
Cie Financiere Richemont SA, Registered Shares	2,771	185,676
The Swatch Group AG, B Shares	829	193,476
		379,152
Consumer Staples (1.1%):
Barry Callebaut AG, Registered Shares	145	322,502
Chocoladefabriken Lindt & Spruengli AG	27	227,981
Coca-Cola HBC AG	5,481	135,199
Nestle SA, Registered Shares	2,477	294,131
		979,813
Financials (1.3%):
Banque Cantonale Vaudoise, Registered Shares	2,479	251,992
Credit Suisse Group AG, Registered Shares	11,804	118,501
Julius Baer Group Ltd.	2,952	125,896
Partners Group Holding AG	176	162,009
Swiss Life Holding AG	388	146,848
UBS Group AG, Registered Shares	12,693	141,983
Zurich Insurance Group AG	449	156,380
		1,103,609
Health Care (1.4%):
Lonza Group AG, Registered Shares	338	208,717
Novartis AG, Registered Shares	2,980	258,614
Roche Holding AG	709	242,660
Sonova Holding AG (a)	802	203,461
Straumann Holding AG, Class R	162	163,619
Vifor Pharma AG	1,104	150,349
		1,227,420
Industrials (1.5%):
ABB Ltd., Registered Shares	7,039	179,262
Adecco Group AG	2,884	152,468
Geberit AG, Registered Shares	389	230,578
Kuehne + Nagel International AG	1,159	225,683
Schindler Holding AG	1,059	289,247
SGS SA, Registered Shares	93	249,367
		1,326,605
Information Technology (0.5%):
Logitech International SA, Class R	2,655	206,679
Stmicroelectronics NV	4,115	126,631
Temenos AG	972	130,948
		464,258
Materials (1.0%):
EMS-Chemie Holding AG	292	262,096
Givaudan SA, Registered Shares	61	263,000
LafargeHolcim Ltd.	3,659	166,856
Sika AG, Registered Shares	782	192,188
		884,140
		6,607,493

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
United Kingdom (8.5%):
Communication Services (0.3%):
BT Group PLC	105,554	$133,970
Informa PLC (a)	22,041	107,058
		241,028
Consumer Discretionary (0.5%):
Compass Group PLC	8,358	126,050
JD Sports Fashion PLC	10,113	105,601
Next PLC	1,568	120,362
Persimmon PLC	3,341	106,592
		458,605
Consumer Staples (1.4%):
Associated British Foods PLC	5,671	136,630
British American Tobacco PLC	5,952	213,276
Diageo PLC	5,747	196,478
Imperial Brands PLC	11,343	200,116
Tesco PLC	89,217	244,586
Unilever PLC	3,934	242,395
		1,233,481
Financials (1.8%):
3i Group PLC	10,647	136,891
Admiral Group PLC	6,395	215,413
Aviva PLC	36,905	136,026
Barclays PLC	76,185	95,938
Hargreaves Lansdown PLC	5,909	119,075
Legal & General Group PLC	35,682	86,704
Lloyds Banking Group PLC (a)	355,501	120,873
London Stock Exchange Group PLC	1,615	184,933
Natwest Group PLC	84,937	116,207
Phoenix Group Holdings PLC	15,791	140,201
Schroders PLC	3,905	135,770
Standard Chartered PLC	27,426	125,997
		1,614,028
Health Care (0.7%):
AstraZeneca PLC	1,957	213,517
GlaxoSmithKline PLC	12,282	230,071
Smith & Nephew PLC	7,788	152,368
		595,956
Industrials (1.6%):
Ashtead Group PLC	3,150	113,787
BAE Systems PLC	26,487	164,705
Bunzl PLC	5,512	178,274
Ferguson PLC	1,492	150,368
Intertek Group PLC	2,329	190,315
RELX PLC	9,359	208,399
Rentokil Initial PLC (a)	22,423	154,939
Spirax-Sarco Engineering PLC	1,517	216,552
		1,377,339
Information Technology (0.6%):
AVEVA Group PLC	1,926	118,920
Halma PLC	6,588	199,306
The Sage Group PLC	21,207	197,206
		515,432

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Materials (1.2%):
Anglo American PLC	4,825	$116,764
Antofagasta PLC	9,707	128,174
BHP Group PLC	5,954	127,033
Croda International PLC	3,151	254,070
Fresnillo PLC	7,456	115,140
Mondi PLC	9,029	190,975
Rio Tinto PLC	2,577	154,777
		1,086,933
Utilities (0.4%):
National Grid PLC	17,621	202,278
SSE PLC	8,879	138,375
		340,653
		7,463,455
Total Common Stocks (Cost $82,367,333)		87,652,055

Collateral for Securities Loaned^ (3.1%)
United States (3.1%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (d)	59,888	59,888
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (d)	936,098	936,098
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (d)	416,459	416,459
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (d)	238,310	238,310
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (d)	1,071,488	1,071,488
Total Collateral for Securities Loaned (Cost $2,722,243)		2,722,243

Total Investments (Cost $85,089,576) — 102.8%		90,374,298
Liabilities in excess of other assets — (2.8)%		(2,433,784)
NET ASSETS - 100.00%		$87,940,514

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $2,894,311 and amounted to 3.3% of net assets.
(d)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)

Bermuda (0.2%):
Utilities (0.2%):
China Gas Holdings Ltd.	34,512	$97,972

Brazil (4.7%):
Communication Services (0.1%):
TIM Participacoes SA	28,000	65,120

Consumer Discretionary (0.3%):
Lojas Renner SA	7,162	50,570
Magazine Luiza SA	2,900	46,065
Petrobras Distribuidora SA	14,500	52,030
		148,665
Consumer Staples (1.1%):
Ambev SA	35,500	79,275
Atacadao SA	23,700	86,477
BRF SA (a)	15,700	51,387
Cia Brasileira de Distribuicao	6,500	80,725
M Dias Branco SA	10,500	63,873
Marfrig Global Foods SA (a)	14,537	39,478
Raia Drogasil SA	22,500	93,839
		495,054
Energy (0.2%):
Cosan SA	4,200	51,106
Ultrapar Participacoes SA	13,400	45,983
		97,089
Financials (0.6%):
B3 SA- Brasil Bolsa Balcao	5,758	56,406
Banco do Brasil SA	9,100	48,000
BB Seguridade Participacoes SA	17,146	74,104
Porto Seguro SA	9,509	81,704
		260,214
Health Care (0.4%):
Hapvida Participacoes E Investimentos SA (b)	4,900	54,222
Hypera SA	11,500	61,069
Notre Dame Intermedica Participacoes SA	4,000	46,343
		161,634
Industrials (0.7%):
CCR SA	21,632	48,807
Cia de Locacao das Americas	11,507	48,667
Cosan Logistica SA (a)	15,250	48,068
Localiza Rent a Car SA	5,218	52,659
Rumo SA (a)	14,100	47,858
WEG SA	5,220	61,073
		307,132
Information Technology (0.1%):
TOTVS SA	11,158	53,848

Materials (0.3%):
Duratex SA	16,988	54,242
Vale SA	5,700	59,999
		114,241
Utilities (0.9%):
Centrais Eletricas Brasileiras SA	7,089	38,276
Cia de Saneamento Basico do Estado de Sao Paulo	6,600	55,005
Energias do Brasil SA	25,100	77,819

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Eneva SA (a)	7,726	$66,178
Engie Brasil Energia SA	12,375	88,920
Equatorial Energia SA	18,900	71,285
		397,483
		2,100,480
Cayman Islands (2.0%):
Consumer Discretionary (0.1%):
Meituan Dianping, Class B (a)	2,061	64,305

Consumer Staples (0.8%):
China Feihe Ltd. (b)	34,901	80,972
Hengan International Group Co. Ltd.	14,382	104,388
Tingyi Cayman Islands Holding Corp.	51,323	90,463
Yihai International Holding Ltd. (c)	4,122	64,305
		340,128
Industrials (0.2%):
Airtac International Group	3,000	67,438

Information Technology (0.7%):
Kingdee International Software Group Co. Ltd.	24,675	63,679
Xiaomi Corp., Class B (a)(b)	24,230	63,938
Xinyi Solar Holdings Ltd.	59,574	94,398
Zhen Ding Technology Holding Ltd.	19,000	82,666
		304,681
Utilities (0.2%):
ENN Energy Holdings Ltd.	9,235	100,575
		877,127
Chile (1.5%):
Communication Services (0.2%):
Empresa Nacional de Telecomunicaciones SA	12,660	78,844

Consumer Discretionary (0.1%):
SACI Falabella	21,934	64,276

Consumer Staples (0.2%):
Cencosud SA	49,326	72,273

Financials (0.5%):
Banco de Chile	948,224	72,427
Banco de Credito e Inversiones SA	2,916	92,139
Banco Santander Chile	2,112,436	73,476
		238,042
Real Estate (0.1%):
Cencosud Shopping SA	43,868	62,878

Utilities (0.4%):
Colbun SA	530,045	85,699
Enel Americas SA	525,613	68,308
		154,007
		670,320
China (15.2%):
Communication Services (0.6%):
China Telecom Corp. Ltd., Class H	297,615	89,095
China Tower Corp. Ltd. (b)	498,799	86,246
Tencent Holdings Ltd.	1,547	102,105
		277,446

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (1.5%):
ANTA Sports Products Ltd.	7,195	$74,366
BYD Co. Ltd.	5,663	88,710
Fuyao Glass Industry Group Co. Ltd., Class H (b)	28,298	103,701
Great Wall Motor Co. Ltd., Class H	73,940	93,787
Guangzhou Automobile Group Co. Ltd.	85,064	70,797
Li Ning Co. Ltd.	15,926	73,981
Shenzhou International Group Holdings Ltd.	5,208	87,698
Zhongsheng Group Holdings Ltd.	15,431	96,272
		689,312
Consumer Staples (0.8%):
Anhui Gujing Distillery Co. Ltd., Class B	8,000	88,797
China Mengniu Dairy Co. Ltd.	21,549	100,935
Tsingtao Brewery Co. Ltd., Class H	8,000	65,086
Want Want China Holdings Ltd.	156,045	108,328
		363,146
Energy (0.5%):
China Petroleum & Chemical Corp., Class H	236,095	94,745
China Shenhua Energy Co. Ltd., Class H	70,446	126,352
		221,097
Financials (5.8%):
Agricultural Bank of China Ltd., Class H (d)	424,940	132,694
Bank of China Ltd., Class H (d)	485,451	150,337
Bank of Communications Co. Ltd., Class H	279,206	134,022
China CITIC Bank Corp. Ltd., Class H	303,834	117,224
China Construction Bank Corp., Class H (d)	224,784	145,606
China Everbright Bank Co. Ltd., Class H	264,091	83,148
China Galaxy Securities Co. Ltd., Class H	123,696	69,431
China International Capital Corp. Ltd., Class H (a)(b)	32,856	75,719
China Life Insurance Co. Ltd., Class H	33,889	75,826
China Merchants Bank Co. Ltd., Class H	22,069	104,083
China Merchants Securities Co. Ltd., Class H (a)(b)	49,685	58,982
China Minsheng Banking Corp. Ltd., Class H	270,952	141,948
China Pacific Insurance Group Co. Ltd., Class H	32,439	91,669
CITIC Securities Co. Ltd., Class H	31,317	69,586
CSC Financial Co. Ltd., Class H (b)(c)	41,063	57,437
GF Securities Co. Ltd., Class H	75,961	95,762
Guotai Junan Securities Co. Ltd. (b)	52,850	73,242
Haitong Securities Co. Ltd. (a)	85,416	72,302
Huatai Securities Co. Ltd., Class H (b)	51,119	83,508
Industrial & Commercial Bank of China Ltd., Class H	276,098	143,218
New China Life Insurance Co. Ltd., Class H	20,024	74,543
Orient Securities Co. Ltd., Class H (b)	132,457	87,851
People's Insurance Co. Group of China Ltd.	287,371	84,916
PICC Property & Casualty Co. Ltd., Class H	120,091	83,524
Ping An Insurance Group Co. of China Ltd.	15,399	157,968
Postal Savings Bank of China Co. Ltd., Class H (b)	273,038	114,503
		2,579,049
Health Care (0.7%):
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	32,847	65,441
Shanghai Fosun Pharmaceutical Group Co. Ltd.	17,968	74,540
Wuxi AppTec Co. Ltd., Class H (b)(c)	5,549	79,693
Wuxi Biologics Cayman, Inc. (a)(b)	3,212	78,168
		297,842

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Industrials (1.9%):
China Communications Construction Co. Ltd., Class H	204,744	$106,998
China Railway Construction Corp. Ltd.	130,364	89,659
China Railway Group Ltd., Class H	218,687	102,715
Country Garden Services Holdings Co. Ltd.	13,348	85,860
CRRC Corp. Ltd., Class H	236,082	93,826
Fosun International Ltd.	96,004	111,491
Shanghai Electric Group Co. Ltd. (a)	348,982	94,115
Weichai Power Co. Ltd.	43,136	86,386
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	85,275	81,866
		852,916
Information Technology (0.9%):
China Railway Signal & Communication Corp. Ltd., Class H (b)(c)	254,183	83,309
Semiconductor Manufacturing International Corp. (a)	14,892	34,819
Shanghai Baosight Software Co. Ltd., Class B	33,300	117,050
Silergy Corp.	1,000	58,874
Sunny Optical Technology Group Co. Ltd.	4,621	70,539
ZTE Corp., Class H	19,509	46,420
		411,011
Materials (0.8%):
Anhui Conch Cement Co. Ltd., Class H	14,384	98,927
China Molybdenum Co. Ltd.	163,240	57,715
China National Building Material Co. Ltd., Class H	49,283	62,194
Shandong Gold Mining Co. Ltd., Class H (b)	24,700	60,811
Zijin Mining Group Co. Ltd., Class H	102,650	64,903
		344,550
Real Estate (1.0%):
China Vanke Co. Ltd.	30,906	94,316
Country Garden Holdings Co. Ltd.	81,758	100,011
Logan Group Co. Ltd.	47,200	74,426
Longfor Group Holdings Ltd. (b)	19,514	109,533
Sunac China Holdings Ltd.	17,460	68,039
		446,325
Utilities (0.7%):
CGN Power Co. Ltd., Class H (b)	596,225	122,325
China Resources Gas Group Ltd.	22,596	100,883
Huaneng Power International, Inc., Class H	201,244	77,643
		300,851
		6,783,545
Colombia (0.3%):
Financials (0.1%):
Grupo de Inversiones Suramericana SA	10,867	58,578

Utilities (0.2%):
Interconexion Electrica SA ESP	13,945	74,296
		132,874
Czech Republic (0.5%):
Financials (0.2%):
Komercni Banka A/S	4,387	92,455

Utilities (0.3%):
CEZ A/S (d)	6,371	120,731
		213,186
Egypt (0.4%):
Consumer Staples (0.2%):
Eastern Co. SAE	116,440	89,199

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Financials (0.2%):
Commercial International Bank	24,227	$102,514
		191,713
Hong Kong (2.4%):
Communication Services (0.2%):
China Mobile Ltd.	15,913	101,538

Consumer Discretionary (0.1%):
Geely Automobile Holdings Ltd.	32,864	65,306

Consumer Staples (0.2%):
China Resources Beer Holdings Co. Ltd.	14,397	88,056

Energy (0.1%):
CNOOC Ltd.	67,785	65,163

Financials (0.3%):
BOC Hong Kong Holdings Ltd.	49,266	129,684

Health Care (0.2%):
CSPC Pharmaceutical Group Ltd.	39,826	77,084

Information Technology (0.4%):
BYD Electronic International Co. Ltd.	12,843	64,548
Lenovo Group Ltd.	147,816	97,466
		162,014
Materials (0.2%):
China Resources Cement Holdings Ltd.	75,945	103,680

Real Estate (0.4%):
China Overseas Land & Investment Ltd., Class H	38,483	96,334
China Resources Land Ltd.	20,540	92,499
		188,833
Utilities (0.3%):
Guangdong Investment Ltd.	69,864	110,523
		1,091,881
Hungary (0.5%):
Energy (0.2%):
MOL Hungarian Oil & Gas PLC (a)	15,309	83,583

Financials (0.1%):
OTP Bank Nyrt (a)	2,271	68,485

Health Care (0.2%):
Richter Gedeon Nyrt	4,636	98,042
		250,110
India (18.0%):
Communication Services (0.6%):
Bharti Infratel Ltd.	21,218	50,417
Info Edge India Ltd.	1,625	80,060
Sun TV Network Ltd.	12,589	79,459
Zee Entertainment Enterprises Ltd.	17,467	49,459
		259,395
Consumer Discretionary (3.1%):
Bajaj Auto Ltd.	2,297	89,704
Balkrishna Industries Ltd.	4,158	83,245
Bata India Ltd.	5,279	94,335
Bharat Forge Ltd.	9,006	54,634
Bosch Ltd.	438	81,515
Eicher Motors Ltd.	2,885	86,141
Exide Industries Ltd.	43,657	97,581
Hero MotoCorp Ltd.	1,922	81,994

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Jubilant Foodworks Ltd.	2,662	$84,590
Maruti Suzuki India Ltd.	779	71,205
Motherson Sumi Systems Ltd.	34,647	53,937
MRF Ltd.	133	107,396
Page Industries Ltd.	402	116,260
Titan Co. Ltd.	5,710	92,981
TVS Motor Co. Ltd.	14,207	90,181
Whirlpool of India Ltd.	2,895	86,203
		1,371,902
Consumer Staples (2.3%):
Britannia Industries Ltd.	1,874	96,479
Colgate-Palmolive India Ltd.	6,351	123,404
Dabur India Ltd.	17,366	120,179
Godrej Consumer Products Ltd.	10,126	99,503
Hindustan Unilever Ltd.	3,412	95,654
ITC Ltd.	33,509	77,987
Marico Ltd.	23,611	116,175
Nestle India Ltd.	491	105,945
Tata Consumer Products Ltd.	10,942	74,150
United Breweries Ltd.	7,958	103,155
		1,012,631
Energy (0.6%):
Bharat Petroleum Corp. Ltd.	12,307	58,895
Hindustan Petroleum Corp. Ltd.	26,748	65,497
Petronet LNG Ltd.	28,950	86,585
Reliance Industries Ltd.	2,623	79,440
		290,417
Financials (1.8%):
Axis Bank Ltd. (a)	8,120	46,739
Bajaj Finance Ltd.	1,186	52,706
Bajaj Finserv Ltd.	763	60,527
Bajaj Holdings & Investment Ltd.	1,869	61,155
HDFC Bank Ltd. (a)	5,583	81,624
Housing Development Finance Corp. Ltd.	2,921	68,894
ICICI Bank Ltd. (a)	12,408	59,664
IndusInd Bank Ltd. (a)	4,567	32,648
Kotak Mahindra Bank Ltd. (a)	4,050	69,620
Muthoot Finance Ltd.	3,910	60,000
Power Finance Corp. Ltd.	55,355	64,678
REC Ltd.	55,057	73,957
State Bank of India (a)	26,095	65,578
		797,790
Health Care (2.6%):
Apollo Hospitals Enterprise Ltd.	3,530	102,780
Aurobindo Pharma Ltd.	5,007	54,057
Biocon Ltd. (a)	19,083	115,804
Cadila Healthcare Ltd.	17,363	92,975
Cipla Ltd.	9,592	100,724
Divi's Laboratories Ltd.	2,369	97,873
Dr. Reddy's Laboratories Ltd.	1,802	126,715
Glenmark Pharmaceuticals Ltd.	9,165	59,959
Ipca Laboratories Ltd.	3,335	97,935
Natco Pharma Ltd.	8,887	114,426
Sun Pharmaceutical Industries Ltd.	13,231	89,752
Torrent Pharmaceuticals Ltd.	2,501	94,920
		1,147,920

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Industrials (1.8%):
Adani Enterprises Ltd.	16,824	$67,752
Adani Ports & Special Economic Zone Ltd.	17,057	79,014
Bharat Electronics Ltd.	46,574	60,447
Container Corp. of India Ltd.	13,208	65,337
Escorts Ltd.	4,195	74,970
Godrej Industries Ltd. (a)	15,810	88,174
Havells India Ltd.	11,667	107,197
Larsen & Toubro Ltd.	6,786	82,931
Siemens Ltd.	6,210	106,439
Voltas Ltd.	10,466	96,517
		828,778
Information Technology (1.6%):
HCL Technologies Ltd.	9,839	108,239
Infosys Ltd.	6,897	94,258
Mindtree Ltd.	4,787	86,850
Mphasis Ltd.	5,760	108,013
Tata Consultancy Services Ltd.	3,329	112,462
Tech Mahindra Ltd.	8,582	92,102
Wipro Ltd.	25,051	106,469
		708,393
Materials (2.5%):
ACC Ltd.	5,411	102,202
Ambuja Cements Ltd.	33,641	98,951
Asian Paints Ltd.	3,990	107,431
Berger Paints India Ltd.	12,956	102,506
Grasim Industries Ltd.	8,219	82,909
Hindalco Industries Ltd.	24,397	57,954
Jindal Steel & Power Ltd. (a)	17,931	45,414
JSW Steel Ltd.	18,779	70,700
Pidilite Industries Ltd.	5,442	105,797
Shree Cement Ltd.	340	93,356
The Ramco Cements Ltd.	9,570	97,743
UltraTech Cement Ltd.	1,683	92,381
UPL Ltd.	9,928	67,676
		1,125,020
Utilities (1.1%):
GAIL India Ltd.	58,671	69,030
Indraprastha Gas Ltd.	16,655	87,322
NTPC Ltd.	73,607	84,906
Power Grid Corp. of India Ltd.	42,718	94,064
Tata Power Co. Ltd.	94,182	68,043
Torrent Power Ltd.	23,520	99,898
		503,263
		8,045,509
Indonesia (3.0%):
Communication Services (0.4%):
PT Telekomunikasi Indonesia Persero Tbk	458,583	79,109
PT Tower Bersama Infrastructure Tbk	735,380	66,154
PT XL Axiata Tbk	353,932	48,415
		193,678

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (0.3%):
PT ACE Hardware Indonesia Tbk	711,209	$76,441
PT Astra International Tbk	210,789	63,350
		139,791
Consumer Staples (0.4%):
PT Charoen Pokphand Indonesia Tbk	146,893	56,174
PT Gudang Garam Tbk (a)	23,063	62,242
PT Indofood Sukses Makmur Tbk	145,224	69,970
		188,386
Energy (0.3%):
PT Adaro Energy Tbk	803,399	61,446
PT United Tractors Tbk	42,696	65,598
		127,044
Financials (0.6%):
PT Bank Central Asia Tbk	43,316	79,101
PT Bank Mandiri Persero Tbk	168,522	56,326
PT Bank Negara Indonesia Persero Tbk	187,099	55,978
PT Bank Rakyat Indonesia Persero Tbk	279,568	57,270
		248,675
Health Care (0.2%):
PT Kalbe Farma Tbk	715,959	74,780

Industrials (0.1%):
PT Jasa Marga Persero Tbk	247,855	60,293

Materials (0.6%):
PT Barito Pacific Tbk (a)	838,810	44,654
PT Indah Kiat Pulp & Paper Corp. Tbk	83,337	50,401
PT Indocement Tunggal Prakarsa Tbk	73,894	51,785
PT Semen Indonesia Persero Tbk	82,721	51,143
PT Vale Indonesia Tbk (a)	235,438	56,480
		254,463
Utilities (0.1%):
PT Perusahaan Gas Negara Tbk	684,452	42,663
		1,329,773
Isle of Man (0.0%):(e)
Real Estate (0.0%):(e)
NEPI Rockcastle PLC	848	3,495

Luxembourg (0.2%):
Communication Services (0.2%):
PLAY Communications SA (b)	10,838	108,279

Malaysia (5.9%):
Communication Services (0.6%):
Axiata Group Bhd	165,500	117,560
Telekom Malaysia Bhd	131,400	130,672
		248,232
Consumer Staples (1.5%):
IOI Corp. Bhd	138,700	148,953
Kuala Lumpur Kepong Bhd	27,100	148,779
PPB Group Bhd	35,160	160,857
QL Resources Bhd (a)	52,300	123,666
Sime Darby Plantation Bhd	83,800	101,900
		684,155
Energy (0.3%):
Dialog Group Bhd	143,900	132,015

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Financials (1.4%):
CIMB Group Holdings Bhd	121,900	$90,405
Hong Leong Bank Bhd	38,400	139,065
Malayan Banking Bhd (d)	91,400	158,899
Public Bank Bhd	27,600	104,339
RHB Bank Bhd	102,200	112,462
		605,170
Health Care (0.3%):
Hartalega Holdings Bhd	16,500	64,363
Kossan Rubber Industries	16,100	53,034
Supermax Corp. Bhd (a)	7,800	15,814
Top Glove Corp. Bhd	9,400	18,786
		151,997
Industrials (0.8%):
Gamuda Bhd	99,900	83,951
Malaysia Airports Holdings Bhd	59,800	68,252
Sime Darby Bhd	222,100	133,164
Westports Holdings Bhd	84,000	78,074
		363,441
Materials (0.4%):
Petronas Chemicals Group Bhd	56,600	76,457
Press Metal Aluminium Holdings Bhd	69,400	85,894
		162,351
Utilities (0.6%):
Petronas Gas Bhd (d)	32,400	128,102
Tenaga Nasional Bhd	61,200	154,732
		282,834
		2,630,195
Mexico (4.0%):
Communication Services (0.3%):
America Movil SAB de CV, Class L	183,083	114,966

Consumer Discretionary (0.2%):
El Puerto de Liverpool SAB de CV	28,959	82,355

Consumer Staples (1.2%):
Arca Continental SAB de CV	31,431	136,182
Gruma SAB de CV, Class B	8,981	99,566
Grupo Bimbo SAB de CV	42,906	80,303
Kimberly-Clark de Mexico SAB de CV, Class A	62,436	99,146
Wal-Mart de Mexico SAB de CV	53,695	128,869
		544,066
Financials (0.9%):
Grupo Elektra SAB de CV	4,967	269,407
Grupo Financiero Banorte SAB de CV, Class O (a)	21,583	74,814
Grupo Financiero Inbursa SAB de CV (a)	97,893	76,308
		420,529
Industrials (0.8%):
Alfa SAB de CV, Class A	86,596	53,711
Grupo Aeroportuario del Centro Norte SAB de CV (a)	13,989	64,268
Grupo Aeroportuario del Pacifico SAB de CV, Class B	7,824	62,825
Grupo Aeroportuario del Sureste SAB de CV (a)	6,982	81,113
Promotora y Operadora de Infraestructura SAB de CV (a)	13,893	98,284
		360,201

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Materials (0.4%):
Grupo Mexico SAB de CV, Class B	31,885	$81,141
Orbia Advance Corp. SAB de CV	42,732	74,893
		156,034
Utilities (0.2%):
Infraestructura Energetica Nova SAB de CV	31,614	95,297
		1,773,448
Morocco (0.3%):
Financials (0.3%):
Attijariwafa Bank (a)	3,321	128,594

Netherlands (0.2%):
Consumer Staples (0.2%):
X5 Retail Group NV, GDR	2,021	74,777

Philippines (2.6%):
Communication Services (0.4%):
Globe Telecom, Inc.	2,230	95,696
PLDT, Inc.	3,155	87,158
		182,854
Consumer Staples (0.4%):
Puregold Price Club, Inc.	78,700	79,561
Universal Robina Corp.	28,770	79,537
		159,098
Financials (0.8%):
Ayala Corp.	4,405	62,617
Bank of the Philippine Islands	54,466	71,917
BDO Unibank, Inc.	34,660	61,676
Metro Pacific Investments Co.	891,700	64,205
Metropolitan Bank & Trust Co.	121,952	96,113
		356,528
Industrials (0.5%):
International Container Terminal Services, Inc.	30,760	69,618
JG Summit Holdings, Inc.	53,770	66,783
SM Investments Corp.	5,062	91,903
		228,304
Real Estate (0.3%):
Ayala Land, Inc.	113,400	69,486
SM Prime Holdings, Inc.	131,300	79,641
		149,127
Utilities (0.2%):
Manila Electric Co.	14,490	81,015
		1,156,926
Poland (1.9%):
Communication Services (0.6%):
CD Projekt SA (a)	661	71,582
Cyfrowy Polsat SA	14,243	99,608
Orange Polska SA (a)	45,368	80,318
		251,508
Consumer Staples (0.2%):
Dino Polska SA (a)(b)	1,278	75,351

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Energy (0.3%):
Polski Koncern Naftowy ORLEN SA	6,235	$73,992
Polskie Gornictwo Naftowe i Gazownictwo SA	62,717	81,943
		155,935
Financials (0.7%):
Bank Pekao SA (a)	5,310	69,158
Powszechna Kasa Oszczednosci Bank Polski SA (a)	14,774	81,105
Powszechny Zaklad Ubezpieczen SA (a)	13,548	86,928
Santander Bank Polska SA (a)	1,572	58,020
		295,211
Materials (0.1%):
KGHM Polska Miedz SA (a)	1,908	58,273
		836,278
Russian Federation (3.0%):
Communication Services (0.8%):
Mobile TeleSystems PJSC	31,441	137,438
Rostelecom PJSC (d)	97,939	124,156
Sistema PJSFC	311,955	84,739
		346,333
Consumer Staples (0.2%):
Magnit PJSC	1,575	100,773

Energy (0.1%):
Tatneft PJSC	9,434	56,111

Financials (0.3%):
Moscow Exchange MICEX PJSC	65,678	124,225

Materials (1.0%):
Alrosa PJSC	112,826	107,151
MMC Norilsk Nickel PJSC	347	84,019
PhosAgro PJSC, GDR (d)	10,532	126,805
Severstal PJSC	11,582	147,793
		465,768
Utilities (0.6%):
Federal Grid Co. Unified Energy System PJSC	35,968,380	91,406
Inter RAO UES PJSC	1,307,737	94,448
RusHydro PJSC (a)	8,789,847	86,023
		271,877
		1,365,087
South Africa (4.4%):
Communication Services (0.8%):
MTN Group Ltd.	13,297	44,590
MultiChoice Group	18,289	105,826
Naspers Ltd., Class N (a)	539	95,300
Vodacom Group Ltd.	14,633	107,747
		353,463
Consumer Discretionary (0.4%):
Mr. Price Group Ltd.	10,669	84,129
Pepkor Holdings Ltd. (b)	132,341	88,063
		172,192
Consumer Staples (1.2%):
Bid Corp. Ltd.	5,138	79,265
Clicks Group Ltd.	7,047	93,587
Shoprite Holdings Ltd.	14,105	115,132
The SPAR Group Ltd.	11,653	132,009
Tiger Brands Ltd.	9,324	106,249
		526,242

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Energy (0.2%):
Exxaro Resources Ltd.	9,762	$72,586

Financials (0.9%):
Absa Group Ltd.	12,866	68,645
Capitec Bank Holdings Ltd.	923	57,194
Discovery Ltd.	8,395	64,146
FirstRand Ltd.	31,225	76,901
Sanlam Ltd.	22,928	71,203
Standard Bank Group Ltd.	10,549	68,078
		406,167
Health Care (0.1%):
Aspen Pharmacare Holdings Ltd. (a)	9,838	70,095

Industrials (0.2%):
The Bidvest Group Ltd.	10,403	85,822

Materials (0.6%):
African Rainbow Minerals Ltd.	4,972	57,468
Anglo American Platinum Ltd.	620	43,073
AngloGold Ashanti Ltd.	1,642	42,479
Gold Fields Ltd.	3,394	41,212
Impala Platinum Holdings Ltd.	4,325	37,581
Northam Platinum Ltd. (a)	4,636	47,143
		268,956
		1,955,523
Taiwan (19.7%):
Communication Services (1.8%):
Chunghwa Telecom Co. Ltd.	101,000	373,170
Far EasTone Telecommunications Co. Ltd.	101,000	212,741
Taiwan Mobile Co. Ltd.	69,000	230,159
		816,070
Consumer Discretionary (1.7%):
Cheng Shin Rubber Industry Co. Ltd.	95,000	121,046
Eclat Textile Co. Ltd.	6,000	74,378
Feng TAY Enterprise Co. Ltd.	15,920	95,377
Giant Manufacturing Co. Ltd.	7,373	69,376
Hotai Motor Co. Ltd.	3,000	66,609
Merida Industry Co. Ltd.	8,000	64,365
momo.com, Inc.	3,000	72,825
Nien Made Enterprise Co. Ltd.	6,215	73,717
Pou Chen Corp.	115,000	103,842
		741,535
Consumer Staples (0.8%):
President Chain Store Corp.	23,000	208,874
Uni-President Enterprises Corp.	74,000	159,703
		368,577
Financials (5.3%):
Cathay Financial Holding Co. Ltd.	138,000	183,936
Chailease Holding Co. Ltd.	20,960	94,812
Chang Hwa Commercial Bank Ltd.	260,306	155,950
China Development Financial Holding Corp.	516,000	151,628
China Life Insurance Co. Ltd.	147,000	100,758
CTBC Financial Holding Co. Ltd.	230,800	146,641
E.Sun Financial Holding Co. Ltd.	143,748	127,070

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
First Financial Holding Co. Ltd.	203,831	$144,638
Fubon Financial Holding Co. Ltd.	107,000	154,810
Hua Nan Financial Holdings Co. Ltd.	262,700	160,106
Mega Financial Holding Co. Ltd.	183,000	175,670
Shin Kong Financial Holding Co. Ltd.	439,000	121,877
Sinopac Financial Holdings Co. Ltd.	383,792	143,790
Taishin Financial Holding Co. Ltd.	317,008	140,114
Taiwan Cooperative Financial Holding Co. Ltd.	235,472	158,553
The Shanghai Commercial & Savings Bank Ltd.	81,078	108,767
Yuanta Financial Holding Co. Ltd.	190,800	117,274
		2,386,394
Industrials (1.1%):
Evergreen Marine Corp. Ltd. (a)	168,000	91,948
Far Eastern New Century Corp.	134,000	117,065
Hiwin Technologies Corp.	7,335	72,181
Taiwan High Speed Rail Corp.	129,000	140,982
Voltronic Power Technology Corp.	2,200	74,676
		496,852
Information Technology (7.5%):
Accton Technology Corp.	11,000	84,513
Acer, Inc.	131,000	112,182
Advantech Co. Ltd.	11,098	111,517
ASE Technology Holding Co. Ltd.	45,895	93,819
ASMedia Technology, Inc.	1,053	52,905
Asustek Computer, Inc.	16,000	140,055
Catcher Technology Co. Ltd.	16,000	100,276
Chroma ATE, Inc.	15,000	79,247
Compal Electronics, Inc. (d)	273,000	179,581
Delta Electronics, Inc.	19,000	123,999
Foxconn Technology Co. Ltd.	74,100	131,773
Hon Hai Precision Industry Co. Ltd.	50,400	134,702
Inventec Corp.	180,000	139,537
Largan Precision Co. Ltd.	1,000	116,022
Lite-On Technology Corp.	82,650	131,567
MediaTek, Inc.	4,000	83,840
Micro-Star International Co. Ltd.	23,000	105,628
Nan Ya Printed Circuit Board Corp.	14,000	57,044
Nanya Technology Corp.	45,000	89,347
Novatek Microelectronics Corp.	11,000	100,846
Pegatron Corp.	50,000	110,152
Quanta Computer, Inc. (d)	47,000	122,693
Realtek Semiconductor Corp.	6,000	76,347
Synnex Technology International Corp.	105,531	150,498
Taiwan Semiconductor Manufacturing Co. Ltd.	8,000	119,613
Unimicron Technology Corp.	25,000	64,227
United Microelectronics Corp.	146,698	144,621
Walsin Technology Corp.	14,000	74,689
Wistron Corp.	83,000	85,407
WPG Holdings Ltd. (d)	108,000	145,069
Yageo Corp.	6,198	75,228
		3,336,944
Materials (1.5%):
Asia Cement Corp.	95,000	136,136
Formosa Chemicals & Fibre	58,000	135,587
Formosa Plastics Corp.	51,004	138,429
Nan Ya Plastics Corp. (d)	57,000	117,110
Taiwan Cement Corp. (d)	98,424	140,703
		667,965
		8,814,337

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Thailand (5.9%):
Communication Services (1.0%):
Advanced Info Service PCL	22,900	$123,594
Intouch Holdings PCL	66,400	107,405
Total Access Communication PCL	66,200	67,383
True Corp. PCL	804,700	78,734
VGI PCL	283,200	56,758
		433,874
Consumer Discretionary (0.3%):
Home Product Center PCL	154,300	70,128
Siam Global House PCL	105,113	67,015
		137,143
Consumer Staples (1.1%):
Berli Jucker PCL	65,700	76,206
Carabao Group PCL	17,400	64,254
Charoen Pokphand Foods PCL	86,000	76,001
CP ALL PCL	71,000	135,014
Osotspa PCL	62,400	68,931
Thai Union Group PCL	197,400	87,225
		507,631
Energy (0.2%):
PTT Exploration & Production PCL	19,600	48,871
PTT PCL	59,900	60,498
		109,369
Financials (0.8%):
Bangkok Bank PCL	23,500	71,204
Kasikornbank PCL	25,900	62,944
Krung Thai Bank PCL	288,100	80,473
Muangthai Capital PCL	35,900	55,804
The Siam Commercial Bank PCL	33,000	67,700
		338,125
Health Care (0.4%):
Bangkok Dusit Medical Services PCL	152,100	93,131
Bumrungrad Hospital PCL	27,000	81,170
		174,301
Industrials (0.5%):
Airports of Thailand PCL	42,100	75,075
Bangkok Expressway & Metro PCL	303,800	81,982
BTS Group Holdings PCL	256,300	76,848
		233,905
Information Technology (0.2%):
Delta Electronics Thailand PCL	14,800	73,104

Materials (0.4%):
The Siam Cement PCL	8,850	89,942
TOA Paint Thailand PCL	72,000	85,786
		175,728
Real Estate (0.1%):
Central Pattana PCL	44,900	60,228

Utilities (0.9%):
B Grimm Power PCL	45,400	60,540
Electricity Generating PCL	11,900	70,235

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Energy Absolute PCL	54,200	$67,143
Global Power Synergy PCL	32,800	59,526
Gulf Energy Development PCL	75,000	72,198
Ratch Group PCL	50,729	80,456
		410,098
		2,653,506
Turkey (2.9%):
Communication Services (0.3%):
Turkcell Iletisim Hizmetleri A/S	58,626	115,539

Consumer Discretionary (0.4%):
Arcelik A/S	34,807	111,921
Ford Otomotiv Sanayi A/S	7,541	85,552
		197,473
Consumer Staples (0.2%):
BIM Birlesik Magazalar A/S	10,678	96,359

Financials (0.7%):
Akbank TAS (a)	154,872	103,413
Turkiye Garanti Bankasi A/S (a)	98,743	90,899
Turkiye Is Bankasi A/S (a)	151,645	105,190
		299,502
Industrials (1.0%):
Aselsan Elektronik Sanayi Ve Ticaret A/S	37,088	92,904
Enka Insaat ve Sanayi A/S	107,843	98,437
KOC Holding A/S	48,866	92,946
Turk Hava Yollari AO (a)	57,639	78,469
Turkiye Sise ve Cam Fabrikalari A/S	109,151	103,593
		466,349
Materials (0.3%):
Eregli Demir ve Celik Fabrikalari TAS	104,085	127,665
		1,302,887
Total Common Stocks (Cost $45,588,307)		44,587,822

Rights (0.0%)
Thailand (0.0%):
Materials (0.0%):
Siam Cement PCL Expires 10/03/20 (a)(f)(g)	1,528	—
Total Rights (Cost $–)		—

Collateral for Securities Loaned^ (0.5%)
United States (0.5%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (h)	5,014	5,014
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (h)	78,378	78,378
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (h)	34,869	34,869
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (h)	19,953	19,953
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (h)	89,713	89,713
Total Collateral for Securities Loaned (Cost $227,927)		227,927

Total Investments (Cost $45,816,234) — 100.2%		44,815,749
Liabilities in excess of other assets — (0.2)%		(109,447)
NET ASSETS - 100.00%		$44,706,302

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market Volatility Wtd ETF	September 30, 2020
(Unaudited)

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $1,745,853 and amounted to 3.9% of net assets.
(c)	All or a portion of this security is on loan.
(d)	All or a portion of this security has been segregated as collateral for derivative instruments.
(e)	Amount represents less than 0.05% of net assets.
(f)	Security was fair valued using significant unobservable inputs as of September 30, 2020.
(g)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were 0.0% of the Fund's net assets.
(h)	Rate disclosed is the daily yield on September 30, 2020.

GDR—Global Depositary Receipt

PCL—Public Company Limited

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	3	12/18/20	$162,107	$163,275	$1,168

	Total unrealized appreciation				$1,168
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$1,168

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Large Cap High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.9%)

Communication Services (6.7%):
AT&T, Inc.	82,833	$2,361,569
CenturyLink, Inc.	155,807	1,572,093
Omnicom Group, Inc.	36,004	1,782,199
The Interpublic Group of Cos., Inc.	88,541	1,475,978
Verizon Communications, Inc.	59,013	3,510,683
ViacomCBS, Inc., Class B(a)	42,923	1,202,273
		11,904,795
Consumer Discretionary (5.5%):
General Motors Co.	49,454	1,463,344
Genuine Parts Co.	17,998	1,712,870
Hasbro, Inc.	20,437	1,690,549
Las Vegas Sands Corp.(b)	30,122	1,405,493
Vail Resorts, Inc.	8,196	1,753,698
VF Corp.	23,499	1,650,805
		9,676,759
Consumer Staples (11.6%):
Archer-Daniels-Midland Co.	49,888	2,319,293
General Mills, Inc.	45,321	2,795,398
Kellogg Co.	39,452	2,548,205
PepsiCo, Inc.	16,810	2,329,866
Philip Morris International, Inc.	28,030	2,101,970
Sysco Corp.	21,552	1,340,965
The Coca-Cola Co.	52,188	2,576,522
The J.M. Smucker Co.	22,558	2,605,900
Walgreens Boots Alliance, Inc.	51,590	1,853,113
		20,471,232
Energy (4.7%):
ConocoPhillips	33,598	1,103,358
EOG Resources, Inc.	27,990	1,005,961
Exxon Mobil Corp.	44,833	1,539,116
Kinder Morgan, Inc.	114,296	1,409,270
ONEOK, Inc.	34,177	887,918
The Williams Cos., Inc.	65,080	1,278,822
Valero Energy Corp.	23,461	1,016,331
		8,240,776
Financials (23.1%):
Aflac, Inc.	41,766	1,518,194
Ally Financial, Inc.	50,165	1,257,637
Ares Management Corp., Class A	41,022	1,658,109
Cincinnati Financial Corp.	19,568	1,525,717
Citigroup, Inc.	25,599	1,103,573
Citizens Financial Group, Inc.	45,957	1,161,793
Discover Financial Services	19,639	1,134,741
Fidelity National Financial, Inc.	49,045	1,535,599
Fifth Third Bancorp	58,287	1,242,679
Franklin Resources, Inc.	81,447	1,657,446
Huntington Bancshares, Inc.	151,495	1,389,209
JPMorgan Chase & Co.	16,442	1,582,871
KeyCorp	96,994	1,157,138
Lincoln National Corp.	26,198	820,783
M&T Bank Corp.	14,934	1,375,272
MetLife, Inc.	38,566	1,433,498
Northern Trust Corp.	20,927	1,631,678

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Large Cap High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Principal Financial Group, Inc.	32,409	$1,305,110
Regions Financial Corp.	111,816	1,289,238
State Street Corp.	22,571	1,339,137
Synchrony Financial	47,121	1,233,157
The Bank of New York Mellon Corp.	50,684	1,740,490
The Blackstone Group, Inc., Class A	31,076	1,622,167
The Hartford Financial Services Group, Inc.	33,664	1,240,855
The PNC Financial Services Group, Inc.	13,920	1,529,947
The Travelers Cos., Inc.	15,703	1,698,908
Truist Financial Corp.	34,499	1,312,687
U.S. Bancorp	42,253	1,514,770
Wells Fargo & Co.	60,758	1,428,421
		40,440,824
Health Care (5.7%):
AbbVie, Inc.	27,802	2,435,177
CVS Health Corp.	37,911	2,214,002
Merck & Co., Inc.	32,539	2,699,110
Pfizer, Inc.	69,385	2,546,430
		9,894,719
Industrials (6.7%):
3M Co.	14,367	2,301,306
Caterpillar, Inc.	14,298	2,132,547
Eaton Corp. PLC	16,459	1,679,312
Emerson Electric Co.	23,675	1,552,370
General Dynamics Corp.	14,811	2,050,287
Snap-on, Inc.	12,393	1,823,382
		11,539,204
Information Technology (9.7%):
Broadcom, Inc.	4,908	1,788,083
Cisco Systems, Inc.	49,419	1,946,614
HP, Inc.	81,136	1,540,773
International Business Machines Corp.	17,892	2,176,919
Juniper Networks, Inc.	101,184	2,175,456
NetApp, Inc.	36,916	1,618,397
Paychex, Inc.	23,428	1,868,852
Seagate Technology PLC	42,938	2,115,555
The Western Union Co.	88,072	1,887,383
		17,118,032
Materials (6.9%):
CF Industries Holdings, Inc.	47,651	1,463,362
Eastman Chemical Co.	24,206	1,890,973
International Paper Co.	47,674	1,932,704
LyondellBasell Industries NV, Class A	19,649	1,385,058
Nucor Corp.	40,397	1,812,209
Packaging Corp. of America	19,343	2,109,354
Westrock Co.	44,466	1,544,749
		12,138,409
Utilities (18.3%):
American Electric Power Co., Inc.(b)	28,554	2,333,717
Consolidated Edison, Inc.(b)	29,599	2,302,803
Dominion Energy, Inc.	24,181	1,908,606
DTE Energy Co.	15,452	1,777,598
Duke Energy Corp.(b)	26,345	2,333,113
Edison International	36,978	1,879,962

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Large Cap High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Entergy Corp.	18,752	$1,847,635
Evergy, Inc.(b)	32,623	1,657,901
Exelon Corp.	47,928	1,713,905
FirstEnergy Corp.	57,670	1,655,706
Pinnacle West Capital Corp.	27,093	2,019,783
PPL Corp.	66,578	1,811,587
Public Service Enterprise Group, Inc.	41,380	2,272,176
Sempra Energy	15,001	1,775,518
The AES Corp.	83,325	1,509,016
The Southern Co.(b)	35,466	1,922,967
UGI Corp.	50,209	1,655,893
		32,377,886
Total Common Stocks (Cost $188,975,387)		173,802,636

Collateral for Securities Loaned^ (0.0%)(c)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(d)	37	37
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(d)	576	576
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(d)	256	256
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(d)	147	147
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(d)	659	659
Total Collateral for Securities Loaned (Cost $1,675)		1,675

Total Investments (Cost $188,977,062) — 98.9%		173,804,311
Other assets in excess of liabilities — 1.1%		1,904,954
NET ASSETS - 100.00%		$175,709,265

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	Amount represents less than 0.05% of net assets.
(d)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	9	12/18/20	$1,509,096	$1,508,400	$(696)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(696)
	Total net unrealized appreciation (depreciation)				$(696)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Small Cap High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.7%)

Communication Services (2.1%):
National CineMedia, Inc.	99,912	$271,261
Sinclair Broadcast Group, Inc., Class A(a)	24,281	466,924
Telephone & Data Systems, Inc.	30,407	560,705
		1,298,890
Consumer Discretionary (9.6%):
Big Lots, Inc.	8,502	379,189
Brinker International, Inc.	7,184	306,900
Dana, Inc.	31,167	383,977
Dave & Buster's Entertainment, Inc.	14,749	223,595
Franchise Group, Inc.	13,983	354,609
H&R Block, Inc.	44,247	720,784
Kontoor Brands, Inc.	23,289	563,593
MDC Holdings, Inc.	11,890	560,019
PetMed Express, Inc.(a)(b)	17,821	563,500
Rent-A-Center, Inc.	20,227	604,585
Steven Madden Ltd.	26,247	511,817
The Buckle, Inc.	31,740	647,179
		5,819,747
Consumer Staples (9.2%):
B&G Foods, Inc.(a)	20,005	555,539
Inter Parfums, Inc.	12,845	479,761
Medifast, Inc.	4,284	704,503
Nu Skin Enterprises, Inc., Class A	9,074	454,517
SpartanNash Co.	28,877	472,139
Universal Corp.	24,473	1,024,929
Vector Group Ltd.	84,426	818,088
Weis Markets, Inc.(b)	21,815	1,047,120
		5,556,596
Energy (2.6%):
Arch Resources, Inc.(c)	13,697	581,849
Brigham Minerals, Inc.	41,499	370,171
CVR Energy, Inc.	27,302	337,999
Murphy Oil Corp.	28,511	254,318
		1,544,337
Financials (22.9%):
Associated Bancorp	47,807	603,324
B. Riley Financial, Inc.	25,283	633,592
BGC Partners, Inc., Class A	212,860	510,864
Cathay General Bancorp	25,469	552,168
FBL Financial Group, Inc., Class A(a)	15,002	723,096
First Commonwealth Financial Corp.	82,608	639,386
First Financial Bancorp	40,942	491,509
First Hawaiian, Inc.	42,343	612,703
FNB Corp.	70,217	476,071
Fulton Financial Corp.	65,649	612,505
Hope Bancorp, Inc.	79,398	602,234
Investors Bancorp, Inc.	83,889	609,034
Mercury General Corp.	19,889	822,808
Navient Corp.	55,132	465,865
Northwest Bancshares, Inc.(b)	82,713	760,959
Provident Financial Services, Inc.	43,759	533,860
S&T Bancorp, Inc.	34,826	616,072
Safety Insurance Group, Inc.(b)	12,877	889,672

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Sandy Spring Bancorp, Inc.	26,921	$621,337
Waddell & Reed Financial, Inc., Class A	55,526	824,561
Webster Financial Corp.	19,180	506,544
WesBanco, Inc.	31,102	664,338
		13,772,502
Health Care (1.5%):
National Healthcare Corp.(b)	14,234	886,921

Industrials (19.9%):
ACCO Brands Corp.	96,858	561,776
Apogee Enterprises, Inc.	22,750	486,168
Ennis, Inc.(b)	49,314	860,036
GATX Corp.(a)	10,963	698,891
GrafTech International Ltd.	79,859	546,236
H&E Equipment Services, Inc.	26,181	514,718
Healthcare Services Group	30,569	658,151
HNI Corp.	18,943	594,431
Hyster-Yale Materials Handling, Inc.	15,204	564,829
KAR Auction Services, Inc.	33,235	478,584
Knoll, Inc.	43,398	523,380
Macquarie Infrastructure Corp.	16,318	438,791
McGrath RentCorp	10,790	642,976
National Presto Industries, Inc.	10,613	868,780
Steelcase, Inc., Class A	52,150	527,237
Systemax, Inc.	34,772	832,442
The Greenbrier Cos., Inc.	19,822	582,767
Trinity Industries, Inc.	38,489	750,535
Triton International Ltd.	21,078	857,242
		11,987,970
Information Technology (4.0%):
Benchmark Electronics, Inc.	30,487	614,313
Cass Information Systems, Inc.	19,606	788,945
MTS Systems Corp.	18,936	361,867
Vishay Intertechnology, Inc.	43,645	679,553
		2,444,678
Materials (15.1%):
Avient Corp.	19,873	525,840
Cabot Corp.	17,716	638,307
Carpenter Technology Corp.	23,537	427,432
Cleveland-Cliffs, Inc.(a)	75,587	485,269
Compass Minerals International, Inc.	13,126	779,028
Domtar Corp.	19,594	514,734
Greif, Inc., Class A	17,543	635,233
Kaiser Aluminum Corp.	10,355	554,924
Myers Industries, Inc.	32,989	436,444
Orion Engineered Carbons SA	41,798	522,893
Schnitzer Steel Industries, Inc.	31,611	607,880
Schweitzer-Mauduit International, Inc.	23,039	700,156
Sensient Technologies Corp.	17,026	983,081
Tredegar Corp.	36,099	536,792
W.R. Grace & Co.	17,833	718,492
		9,066,505
Real Estate (2.9%):
Kennedy-Wilson Holdings, Inc.	48,909	710,158
Newmark Group, Inc., Class A	70,925	306,396

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Small Cap High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
The RMR Group, Inc., Class A	25,733	$706,886
		1,723,440
Utilities (9.9%):
ALLETE, Inc.	14,013	725,033
Avista Corp.	20,266	691,476
New Jersey Resources Corp.	20,576	555,964
Northwest Natural Holding Co.	12,857	583,579
NorthWestern Corp.	14,375	699,200
Otter Tail Corp.(b)	17,273	624,764
South Jersey Industries, Inc.	33,316	641,999
Spire, Inc.	13,686	728,095
Unitil Corp.(b)	18,605	718,897
		5,969,007
Total Common Stocks (Cost $66,649,097)		60,070,593

Collateral for Securities Loaned^ (3.0%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(d)	40,318	40,318
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(d)	630,201	630,201
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(d)	280,369	280,369
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(d)	160,435	160,435
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(d)	721,348	721,348
Total Collateral for Securities Loaned (Cost $1,832,671)		1,832,671

Total Investments (Cost $68,481,768) — 102.7%		61,903,264
Liabilities in excess of other assets — (2.7)%		(1,646,808)
NET ASSETS - 100.00%		$60,256,456

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	Non-income producing security.
(d)	Rate disclosed is the daily yield on September 30, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	2	12/18/20	$152,101	$150,440	$(1,661)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(1,661)
	Total net unrealized appreciation (depreciation)				$(1,661)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares International High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)

Australia (6.0%):
Communication Services (1.3%):
Telstra Corp. Ltd.	384,288	$765,026

Financials (1.8%):
Insurance Australia Group Ltd.	178,398	559,550
National Australia Bank Ltd.	38,795	493,115
		1,052,665
Materials (2.9%):
BHP Group Ltd.	21,436	546,473
Fortescue Metals Group Ltd.	38,381	448,001
Rio Tinto Ltd.	10,863	733,716
		1,728,190
		3,545,881
Austria (1.2%):
Energy (0.6%):
OMV AG (a)	11,824	324,355

Financials (0.6%):
Erste Group Bank AG (a)	18,297	383,413
		707,768
Canada (10.6%):
Communication Services (3.2%):
BCE, Inc. (b)	15,396	638,551
Shaw Communications, Inc., Class B (b)	33,226	606,423
TELUS Corp. (b)(c)	35,470	624,202
		1,869,176
Energy (2.2%):
Canadian Natural Resources Ltd.	15,034	240,969
Enbridge, Inc.	14,954	436,917
Pembina Pipeline Corp.	11,140	236,455
TC Energy Corp.	9,897	415,534
		1,329,875
Financials (2.3%):
Great-West Lifeco, Inc.	23,123	451,900
Power Corp. of Canada (c)	19,828	388,548
The Bank of Nova Scotia	12,445	517,093
		1,357,541
Materials (0.9%):
Nutrien Ltd.	14,104	553,079

Utilities (2.0%):
Algonquin Power & Utilities Corp. (c)	37,508	544,843
Emera, Inc.	15,319	629,375
		1,174,218
		6,283,889
Cayman Islands (0.9%):
Consumer Staples (0.9%):
WH Group Ltd. (d)	694,500	562,784

Finland (3.9%):
Financials (1.0%):
Nordea Bank Abp (a)	73,394	560,041

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Information Technology (0.7%):
Nokia Oyj (a)	108,505	$426,123

Materials (1.2%):
UPM-Kymmene Oyj	23,987	730,841

Utilities (1.0%):
Fortum Oyj	28,494	577,049
		2,294,054
France (6.4%):
Communication Services (1.9%):
Orange SA	68,764	716,161
Publicis Groupe SA	13,372	432,346
		1,148,507
Consumer Discretionary (0.8%):
Sodexo SA	6,395	457,460

Financials (2.2%):
BNP Paribas SA	10,250	372,200
CNP Assurances	23,791	297,868
Credit Agricole SA	43,628	382,158
Natixis SA	101,675	229,151
		1,281,377
Industrials (1.5%):
Alstom SA (a)	10,739	535,301
Bouygues SA	11,104	385,572
		920,873
		3,808,217
Germany (5.2%):
Consumer Discretionary (0.9%):
Bayerische Motoren Werke AG	7,073	514,003

Materials (1.8%):
BASF SE	9,230	562,443
Evonik Industries AG	19,351	501,345
		1,063,788
Utilities (2.5%):
E.ON SE	65,683	725,961
Uniper SE	23,549	760,839
		1,486,800
		3,064,591
Hong Kong (7.6%):
Financials (1.4%):
Hang Seng Bank Ltd.	53,600	789,151

Industrials (1.1%):
CK Hutchison Holdings Ltd.	109,390	657,768

Real Estate (2.6%):
Henderson Land Development Co. Ltd.	223,000	821,524
Sino Land Co. Ltd.	634,000	736,277
		1,557,801
Utilities (2.5%):
CK Infrastructure Holdings Ltd.	133,479	622,631
Power Assets Holdings Ltd. (b)	163,377	855,907
		1,478,538
		4,483,258

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Italy (4.9%):
Energy (0.9%):
Snam SpA	110,857	$570,387

Financials (1.9%):
Assicurazioni Generali SpA	45,020	634,646
Poste Italiane SpA (d)	55,244	490,125
		1,124,771
Utilities (2.1%):
Enel SpA	68,964	599,722
Terna Rete Elettrica Nazionale SpA	90,725	635,379
		1,235,101
		2,930,259
Japan (13.9%):
Communication Services (1.7%):
Softbank Corp.	91,300	1,019,495

Consumer Discretionary (2.0%):
Sekisui House Ltd.	37,400	658,801
Subaru Corp.	27,700	533,773
		1,192,574
Consumer Staples (1.6%):
Japan Tobacco, Inc.	53,100	966,828

Financials (2.4%):
Japan Post Holdings Co. Ltd.	103,700	703,921
Sumitomo Mitsui Financial Group, Inc.	25,900	716,579
		1,420,500
Health Care (1.2%):
Takeda Pharmaceutical Co. Ltd.	20,500	727,852

Industrials (3.9%):
Mitsubishi Corp.	39,300	936,380
Mitsui & Co. Ltd.	41,800	714,702
Sumitomo Corp.	57,100	681,464
		2,332,546
Information Technology (1.1%):
Canon, Inc.	37,500	621,088
		8,280,883
Korea, Republic Of (4.2%):
Consumer Staples (1.4%):
KT&G Corp.	11,718	825,762

Financials (1.7%):
KB Financial Group, Inc.	15,765	506,265
Shinhan Financial Group Co. Ltd.	21,391	504,910
		1,011,175
Materials (1.1%):
POSCO	3,998	670,152
		2,507,089
Macau (0.8%):
Consumer Discretionary (0.8%):
Sands China Ltd.	131,415	506,173

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Netherlands (3.9%):
Communication Services (1.0%):
Koninklijke KPN NV	258,146	$607,370

Financials (2.0%):
ABN AMRO Bank NV (a)(d)	40,564	340,102
ING Groep NV (a)	48,013	340,924
NN Group NV	13,573	509,970
		1,190,996
Industrials (0.9%):
Randstad NV	9,894	516,494
		2,314,860
Norway (3.3%):
Communication Services (1.5%):
Telenor ASA	52,776	885,714

Consumer Staples (1.0%):
Mowi ASA	32,827	584,021

Financials (0.8%):
DNB ASA (a)	34,376	476,799
		1,946,534
Portugal (1.1%):
Utilities (1.1%):
Energias de Portugal SA	127,550	627,268

Singapore (1.4%):
Communication Services (1.4%):
Singapore Telecommunications Ltd.	532,000	826,438

Spain (4.2%):
Industrials (0.7%):
Aena SME SA (d)	2,937	410,757

Utilities (3.5%):
Endesa SA	25,218	674,928
Naturgy Energy Group SA	32,782	657,930
Red Electrica Corp. SA	41,153	772,626
		2,105,484
		2,516,241
Sweden (2.6%):
Communication Services (1.4%):
Telia Co. AB	197,330	812,280

Consumer Staples (1.2%):
ICA Gruppen AB	14,182	721,290
		1,533,570
Switzerland (4.3%):
Communication Services (1.5%):
Swisscom AG, Registered Shares	1,610	854,307

Financials (0.9%):
Zurich Insurance Group AG	1,580	550,289

Industrials (0.9%):
Adecco Group AG	10,169	537,605

Materials (1.0%):
LafargeHolcim Ltd.	12,900	588,262
		2,530,463

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares International High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
United Kingdom (12.8%):
Communication Services (0.8%):
BT Group PLC	372,008	$472,155

Consumer Staples (3.9%):
British American Tobacco PLC	20,974	751,555
Imperial Brands PLC	39,962	705,018
Tesco PLC	314,014	860,862
		2,317,435
Financials (2.0%):
Legal & General Group PLC	125,809	305,705
Natwest Group PLC	298,950	409,011
Phoenix Group Holdings PLC	55,581	493,476
		1,208,192
Health Care (1.4%):
GlaxoSmithKline PLC (b)	43,297	811,054

Industrials (1.0%):
BAE Systems PLC	93,226	579,708

Materials (1.7%):
BHP Group PLC	20,994	447,923
Rio Tinto PLC	9,088	545,834
		993,757
Utilities (2.0%):
National Grid PLC	62,129	713,202
SSE PLC	31,252	487,046
		1,200,248
		7,582,549
Total Common Stocks (Cost $63,680,835)		58,852,769

Collateral for Securities Loaned^ (1.3%)
United States (1.3%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (e)	17,026	17,026
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (e)	266,131	266,131
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (e)	118,398	118,398
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (e)	67,751	67,751
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (e)	304,621	304,621
Total Collateral for Securities Loaned (Cost $773,927)		773,927

Total Investments (Cost $64,454,762) — 100.5%		59,626,696
Liabilities in excess of other assets — (0.5)%		(269,879)
NET ASSETS - 100.00%		$59,356,817

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.

(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $1,803,768 and amounted to 3.0% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	1	12/18/20	$90,879	$92,660	$1,781

	Total unrealized appreciation				$1,781
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$1,781

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)

Brazil (3.2%):
Consumer Discretionary (0.6%):
Petrobras Distribuidora SA	31,300	$112,313

Financials (0.8%):
BB Seguridade Participacoes SA	36,947	159,684

Industrials (0.5%):
CCR SA	46,466	104,839

Utilities (1.3%):
Centrais Eletricas Brasileiras SA	15,100	81,530
Engie Brasil Energia SA	26,700	191,852
		273,382
		650,218
Chile (1.6%):
Utilities (1.6%):
Colbun SA	1,137,558	183,924
Enel Americas SA	1,128,045	146,598
		330,522
China (17.6%):
Energy (2.3%):
China Petroleum & Chemical Corp., Class H	508,000	203,861
China Shenhua Energy Co. Ltd., Class H	151,694	272,077
		475,938
Financials (11.2%):
Agricultural Bank of China Ltd., Class H (a)	911,000	284,475
Bank of China Ltd., Class H (a)	1,037,000	321,144
Bank of Communications Co. Ltd., Class H	600,000	288,007
China CITIC Bank Corp. Ltd., Class H	652,000	251,552
China Everbright Bank Co. Ltd., Class H	563,470	177,407
China Minsheng Banking Corp. Ltd., Class H	578,500	303,067
GF Securities Co. Ltd., Class H	162,600	204,986
Industrial & Commercial Bank of China Ltd., Class H	591,000	306,565
PICC Property & Casualty Co. Ltd., Class H	256,000	178,049
		2,315,252
Industrials (1.1%):
China Communications Construction Co. Ltd., Class H	441,566	230,760

Information Technology (0.9%):
China Railway Signal & Communication Corp. Ltd., Class H (b)	547,000	179,279

Utilities (2.1%):
CGN Power Co. Ltd., Class H (b)	1,279,000	262,408
Huaneng Power International, Inc., Class H	436,000	168,216
		430,624
		3,631,853
Czech Republic (2.2%):
Financials (1.0%):
Komercni Banka A/S	9,429	198,714

Utilities (1.2%):
CEZ A/S (a)	13,694	259,501
		458,215

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Egypt (0.9%):
Consumer Staples (0.9%):
Eastern Co. SAE	249,914	$191,447

Hong Kong (0.7%):
Energy (0.7%):
CNOOC Ltd.	148,000	142,275

Hungary (0.9%):
Energy (0.9%):
MOL Hungarian Oil & Gas PLC (c)	32,894	179,592

India (6.1%):
Communication Services (1.4%):
Bharti Infratel Ltd.	45,532	108,191
Sun TV Network Ltd.	27,015	170,512
		278,703
Consumer Discretionary (0.9%):
Bajaj Auto Ltd.	4,929	192,490

Consumer Staples (0.8%):
ITC Ltd.	71,911	167,362

Energy (0.7%):
Hindustan Petroleum Corp. Ltd.	57,402	140,558

Financials (0.7%):
Power Finance Corp. Ltd.	118,791	138,797

Industrials (0.6%):
Bharat Electronics Ltd.	99,944	129,714

Utilities (1.0%):
Torrent Power Ltd.	50,475	214,386
		1,262,010
Indonesia (2.8%):
Communication Services (0.8%):
PT Telekomunikasi Indonesia Persero Tbk	991,314	171,008

Consumer Staples (0.7%):
PT Gudang Garam Tbk (c)	49,357	133,204

Energy (1.3%):
PT Adaro Energy Tbk	1,716,500	131,282
PT United Tractors Tbk	91,300	140,273
		271,555
		575,767
Isle of Man (0.0%):(d)
Real Estate (0.0%):(d)
NEPI Rockcastle PLC	2,064	8,507

Luxembourg (1.1%):
Communication Services (1.1%):
PLAY Communications SA (b)	23,285	232,633

Malaysia (5.5%):
Financials (2.6%):
CIMB Group Holdings Bhd	260,500	193,195
Malayan Banking Bhd (a)	195,400	339,704
		532,899
Utilities (2.9%):
Petronas Gas Bhd (a)	69,600	275,182

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Tenaga Nasional Bhd	131,800	$333,229
		608,411
		1,141,310
Mexico (5.1%):
Consumer Staples (1.0%):
Kimberly-Clark de Mexico SAB de CV, Class A	134,172	213,059

Financials (0.8%):
Grupo Financiero Banorte SAB de CV, Class O (c)	46,278	160,416

Industrials (0.7%):
Grupo Aeroportuario del Pacifico SAB de CV, Class B	16,814	135,013

Materials (1.6%):
Grupo Mexico SAB de CV, Class B	68,558	174,466
Orbia Advance Corp. SAB de CV	91,817	160,922
		335,388

Utilities (1.0%):
Infraestructura Energetica Nova SAB de CV	67,958	204,853
		1,048,729
Netherlands (0.8%):
Consumer Staples (0.8%):
X5 Retail Group NV, GDR	4,339	160,543

Philippines (2.8%):
Communication Services (1.9%):
Globe Telecom, Inc.	4,825	207,056
PLDT, Inc.	6,755	186,609
		393,665
Utilities (0.9%):
Manila Electric Co.	31,230	174,610
		568,275
Poland (2.2%):
Financials (2.2%):
Bank Pekao SA (c)	11,409	148,592
Powszechny Zaklad Ubezpieczen SA (c)	29,111	186,785
Santander Bank Polska SA (c)	3,377	124,640
		460,017
Russian Federation (11.1%):
Communication Services (2.7%):
Mobile TeleSystems PJSC	67,620	295,588
Rostelecom PJSC (a)	210,600	266,974
		562,562
Consumer Staples (1.0%):
Magnit PJSC	3,388	216,774

Energy (0.6%):
Tatneft PJSC	20,283	120,638

Materials (4.9%):
Alrosa PJSC	242,631	230,427
MMC Norilsk Nickel PJSC	747	180,872
PhosAgro PJSC, GDR (a)	22,608	272,200
Severstal PJSC	24,907	317,827
		1,001,326

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Utilities (1.9%):
Federal Grid Co. Unified Energy System PJSC	77,360,000	$196,594
RusHydro PJSC (c)	18,902,000	184,988
		381,582
		2,282,882
South Africa (7.5%):
Communication Services (1.6%):
MTN Group Ltd.	28,611	95,944
Vodacom Group Ltd.	31,487	231,848
		327,792
Consumer Staples (1.4%):
The SPAR Group Ltd.	25,072	284,024

Energy (0.8%):
Exxaro Resources Ltd.	21,003	156,169

Financials (2.2%):
Absa Group Ltd.	27,683	147,698
FirstRand Ltd.	67,184	165,460
Standard Bank Group Ltd.	22,699	146,489
		459,647
Industrials (0.9%):
The Bidvest Group Ltd.	22,384	184,661

Materials (0.6%):
African Rainbow Minerals Ltd.	10,698	123,651
		1,535,944
Taiwan (20.1%):
Industrials (1.2%):
Far Eastern New Century Corp.	289,000	252,476

Information Technology (16.0%):
Asustek Computer, Inc.	34,000	297,617
Catcher Technology Co. Ltd.	33,000	206,820
Compal Electronics, Inc. (a)	586,000	385,473
Foxconn Technology Co. Ltd.	159,000	282,752
Inventec Corp.	387,000	300,005
Lite-On Technology Corp.	176,059	280,260
Novatek Microelectronics Corp.	24,000	220,028
Pegatron Corp.	107,000	235,725
Quanta Computer, Inc. (a)	100,000	261,050
Synnex Technology International Corp.	225,000	320,874
Wistron Corp.	178,000	183,163
WPG Holdings Ltd. (a)	231,000	310,286
		3,284,053
Materials (2.9%):
Asia Cement Corp.	204,000	292,334
Formosa Plastics Corp.	110,773	300,648
		592,982
		4,129,511
Thailand (5.4%):
Communication Services (1.8%):
Intouch Holdings PCL	142,600	230,663
Total Access Communication PCL	141,300	143,825
		374,488
Energy (1.2%):
PTT Exploration & Production PCL	42,200	105,221

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Emerging Market High Div Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
PTT PCL	129,900	$131,197
		236,418
Financials (1.5%):
Krung Thai Bank PCL	616,500	172,203
The Siam Commercial Bank PCL	70,700	145,043
		317,246
Utilities (0.9%):
Ratch Group PCL	109,200	173,190
		1,101,342
Turkey (1.9%):
Consumer Discretionary (0.9%):
Ford Otomotiv Sanayi A/S	16,212	183,924

Industrials (1.0%):
Enka Insaat ve Sanayi A/S	231,860	211,637
		395,561
Total Common Stocks (Cost $23,523,156)		20,487,153

Rights (0.0%)
Thailand (0.0%):
Materials (0.0%):
Siam Cement PCL Expires 10/03/20 (c)(e)(f)	3,705	—
Total Rights (Cost $–)		—

Total Investments (Cost $23,523,156) — 99.5%		20,487,153
Other assets in excess of liabilities — 0.5%		112,826
NET ASSETS - 100.00%		$20,599,979

(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $674,320 and amounted to 3.3% of net assets.
(c)	Non-income producing security.
(d)	Amount represents less than 0.05% of net assets.
(e)	Security was fair valued using significant unobservable inputs as of September 30, 2020.
(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were 0.0% of the Fund's net assets.

GDR—Global Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	2	12/18/20	$105,408	$108,850	$3,442

	Total unrealized appreciation				$3,442
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$3,442

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Dividend Accelerator ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)

Consumer Discretionary (16.4%):
Gentex Corp.	185,965	$4,788,599
Lowe's Cos., Inc.	18,557	3,077,864
McDonald's Corp.	39,347	8,636,273
NIKE, Inc., Class B	44,654	5,605,863
Pool Corp.	13,972	4,674,193
Ross Stores, Inc.	21,612	2,016,832
Target Corp.(a)	64,265	10,116,596
The TJX Cos., Inc.	49,308	2,743,990
VF Corp.	41,672	2,927,458
		44,587,668
Consumer Staples (18.9%):
Archer-Daniels-Midland Co.	101,041	4,697,396
Brown-Forman Corp., Class B	42,637	3,211,419
Colgate-Palmolive Co.	74,022	5,710,798
Costco Wholesale Corp.	13,677	4,855,335
Hormel Foods Corp.	43,777	2,140,258
Kimberly-Clark Corp.	24,628	3,636,570
Lancaster Colony Corp.	30,768	5,501,318
McCormick & Co., Inc.	11,109	2,156,257
PepsiCo, Inc.	19,592	2,715,451
Sysco Corp.	59,906	3,727,351
The Clorox Co.	13,924	2,926,407
The Coca-Cola Co.	49,862	2,461,687
The Procter & Gamble Co.	28,363	3,942,173
Walmart, Inc.	28,780	4,026,610
		51,709,030
Energy (0.5%):
Exxon Mobil Corp.	40,338	1,384,804

Financials (14.1%):
Aflac, Inc.	74,639	2,713,128
American Financial Group, Inc.	80,523	5,393,431
Brown & Brown, Inc.	49,660	2,248,108
Cincinnati Financial Corp.	15,973	1,245,415
CME Group, Inc.	23,544	3,939,147
Commerce Bancshares, Inc.	46,524	2,618,836
Old Republic International Corp.	47,122	694,578
RLI Corp.	34,768	2,911,125
S&P Global, Inc.	3,393	1,223,516
SEI Investments Co.	38,334	1,944,300
T. Rowe Price Group, Inc.	14,920	1,913,042
The Allstate Corp.	43,304	4,076,639
W.R. Berkley Corp.	120,434	7,364,539
		38,285,804
Health Care (9.8%):
Chemed Corp.	7,466	3,586,293
Humana, Inc.	13,478	5,578,410
Johnson & Johnson(a)	15,857	2,360,790
Medtronic PLC	41,849	4,348,948
Merck & Co., Inc.	48,299	4,006,402
UnitedHealth Group, Inc.	16,604	5,176,629
West Pharmaceutical Services, Inc.	7,158	1,967,734
		27,025,206

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Dividend Accelerator ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Industrials (18.5%):
3M Co.	38,223	$6,122,560
Carlisle Cos., Inc.	17,118	2,094,730
Cintas Corp.	5,498	1,829,899
CSX Corp.	41,351	3,211,732
Dover Corp.	35,924	3,892,006
Emerson Electric Co.	80,113	5,253,009
General Dynamics Corp.	12,942	1,791,561
IDEX Corp.	29,818	5,439,102
Illinois Tool Works, Inc.	17,128	3,309,301
L3Harris Technologies, Inc.	15,775	2,679,226
Nordson Corp.	6,298	1,208,082
Republic Services, Inc.(a)	49,695	4,639,028
Roper Technologies, Inc.	3,218	1,271,464
W.W. Grainger, Inc.	11,891	4,242,352
Waste Management, Inc.	29,764	3,368,392
		50,352,444
Information Technology (11.5%):
Automatic Data Processing, Inc.	24,126	3,365,336
Intuit, Inc.	17,910	5,842,421
Jack Henry & Associates, Inc.	21,271	3,458,452
Mastercard, Inc., Class A	14,451	4,886,894
Maxim Integrated Products, Inc.	41,065	2,776,405
Microsoft Corp.(a)	20,841	4,383,488
Texas Instruments, Inc.	28,784	4,110,067
Visa, Inc., Class A(b)	14,479	2,895,366
		31,718,429
Materials (5.1%):
Air Products & Chemicals, Inc.	12,473	3,715,208
Ecolab, Inc.	9,011	1,800,758
Nucor Corp.	20,556	922,142
PPG Industries, Inc.	19,597	2,392,402
Sonoco Products Co.	65,392	3,339,569
The Sherwin-Williams Co.	2,670	1,860,296
		14,030,375
Utilities (4.8%):
Consolidated Edison, Inc.(a)	66,604	5,181,791
Xcel Energy, Inc.(a)	114,902	7,929,387
		13,111,178
Total Common Stocks (Cost $247,168,908)		272,204,938

Collateral for Securities Loaned^ (0.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	7,625	7,625
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	119,191	119,191
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	53,026	53,026
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	30,343	30,343

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Dividend Accelerator ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	136,429	$136,429
Total Collateral for Securities Loaned (Cost $346,614)		346,614

Total Investments (Cost $247,515,522) — 99.7%		272,551,552
Other assets in excess of liabilities — 0.3%		867,565
NET ASSETS - 100.00%		$273,419,117

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security has been segregated as collateral for derivative instruments.
(b)	All or a portion of this security is on loan.
(c)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	6	12/18/20	$1,008,697	$1,005,600	$(3,097)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(3,097)
	Total net unrealized appreciation (depreciation)				$(3,097)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Multi-Factor Minimum Volatility ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)

Communication Services (3.2%):
AT&T, Inc.	165,421	$4,716,153

Consumer Discretionary (17.0%):
AutoZone, Inc.(a)	2,627	3,093,660
Best Buy Co., Inc.	5,377	598,406
Booking Holdings, Inc.(a)	247	422,538
BorgWarner, Inc.(b)	53,531	2,073,791
eBay, Inc.	105,885	5,516,608
Foot Locker, Inc.	13,891	458,820
Hanesbrands, Inc.	42,031	661,988
Lear Corp.	4,073	444,161
O'Reilly Automotive, Inc.(a)	1,018	469,379
Ross Stores, Inc.	36,732	3,427,831
Target Corp.(c)	41,996	6,611,010
Texas Roadhouse, Inc.	12,280	746,501
Williams-Sonoma, Inc.(b)	7,206	651,711
		25,176,404
Consumer Staples (17.5%):
Ingredion, Inc.	16,551	1,252,580
Kimberly-Clark Corp.	27,703	4,090,625
The Clorox Co.	18,249	3,835,392
The Kroger Co.	125,666	4,261,334
The Procter & Gamble Co.	46,878	6,515,574
Walgreens Boots Alliance, Inc.	11,395	409,308
Walmart, Inc.	39,033	5,461,107
		25,825,920
Energy (0.6%):
Chevron Corp.	6,940	499,680
Valero Energy Corp.	7,294	315,976
		815,656
Financials (10.0%):
Athene Holding Ltd., Class A(a)	13,327	454,184
Everest Re Group Ltd.	7,575	1,496,366
Fidelity National Financial, Inc.	65,185	2,040,942
First American Financial Corp.	16,216	825,557
OneMain Holdings, Inc.	18,444	576,375
Synchrony Financial	20,562	538,108
The Allstate Corp.	41,577	3,914,059
The Hanover Insurance Group, Inc.	5,122	477,268
The Hartford Financial Services Group, Inc.	9,387	346,005
The Travelers Cos., Inc.	38,175	4,130,153
		14,799,017
Health Care (16.2%):
Biogen, Inc.(a)	10,497	2,977,789
Cardinal Health, Inc.	36,001	1,690,247
Cerner Corp.	50,044	3,617,681
Johnson & Johnson(c)	42,275	6,293,902
Merck & Co., Inc.	60,764	5,040,374
Quest Diagnostics, Inc.	34,557	3,956,431
Universal Health Services, Inc., Class B	3,341	357,554
		23,933,978

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Multi-Factor Minimum Volatility ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Industrials (14.5%):
3M Co.	25,323	$4,056,238
C.H. Robinson Worldwide, Inc.	34,639	3,539,759
Fortune Brands Home & Security, Inc.	7,649	661,791
Lockheed Martin Corp.	12,245	4,693,264
Republic Services, Inc.(c)	49,807	4,649,483
Waste Management, Inc.	34,211	3,871,659
		21,472,194
Information Technology (19.0%):
Cisco Systems, Inc.	115,098	4,533,710
Citrix Systems, Inc.	26,526	3,652,895
F5 Networks, Inc.(a)	3,100	380,587
International Business Machines Corp.	29,014	3,530,133
Microsoft Corp.(c)	39,524	8,313,083
NetApp, Inc.	7,936	347,914
Oracle Corp.	69,634	4,157,150
QUALCOMM, Inc.	5,565	654,889
Science Applications International Corp.	4,434	347,714
Texas Instruments, Inc.	3,310	472,635
The Western Union Co.	80,034	1,715,129
		28,105,839
Real Estate (1.5%):
Brixmor Property Group, Inc.	40,548	474,006
Equity Commonwealth	33,522	892,691
VICI Properties, Inc.	36,005	841,437
		2,208,134
Total Common Stocks (Cost $138,083,364)		147,053,295

Collateral for Securities Loaned^ (0.4%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(d)	13,642	13,642
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(d)	213,240	213,240
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(d)	94,868	94,868
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(d)	54,286	54,286
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(d)	244,081	244,081
Total Collateral for Securities Loaned (Cost $620,117)		620,117

Total Investments (Cost $138,703,481) — 99.9%		147,673,412
Other assets in excess of liabilities — 0.1%		190,843
NET ASSETS - 100.00%		$147,864,255

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on September 30, 2020.

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	3	12/18/20	$508,065	$502,800	$(5,265)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(5,265)
	Total net unrealized appreciation (depreciation)				$(5,265)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.5%)

Communication Services (5.1%):
Activision Blizzard, Inc.	19,397	$1,570,187
Alphabet, Inc., Class A(a)	1,014	1,486,118
Altice USA, Inc., Class A(a)	47,359	1,231,334
ANGI Homeservices, Inc., Class A(a)(b)	67,367	747,437
AT&T, Inc.	56,722	1,617,144
Cable One, Inc.	731	1,378,249
CenturyLink, Inc.	106,694	1,076,542
Charter Communications, Inc., Class A(a)	2,979	1,859,908
Comcast Corp., Class A	36,110	1,670,449
Discovery, Inc., Class A(a)(b)	56,279	1,225,194
DISH Network Corp., Class A(a)	27,333	793,477
Electronic Arts, Inc.(a)	12,661	1,651,122
Facebook, Inc., Class A(a)	4,760	1,246,644
Fox Corp., Class A	45,973	1,279,429
Liberty Broadband Corp., Class C(a)	11,873	1,696,295
Netflix, Inc.(a)	2,672	1,336,080
Omnicom Group, Inc.	24,655	1,220,423
Sirius XM Holdings, Inc.(b)	245,749	1,317,215
Take-Two Interactive Software, Inc.(a)	8,838	1,460,214
The Interpublic Group of Cos., Inc.	60,632	1,010,735
The New York Times Co., Class A	35,811	1,532,353
T-Mobile U.S., Inc.(a)	12,735	1,456,375
Verizon Communications, Inc.	40,411	2,404,051
ViacomCBS, Inc., Class B	29,393	823,298
		33,090,273
Consumer Discretionary (9.6%):
Advance Auto Parts, Inc.	8,114	1,245,499
Amazon.com, Inc.(a)	505	1,590,109
Aptiv PLC	9,544	874,994
AutoZone, Inc.(a)	1,212	1,427,300
Best Buy Co., Inc.	10,667	1,187,130
Booking Holdings, Inc.(a)	664	1,135,892
BorgWarner, Inc.	30,353	1,175,875
Bright Horizons Family Solutions, Inc.(a)	7,152	1,087,390
CarMax, Inc.(a)	9,772	898,145
Chegg, Inc.(a)	13,751	982,371
Chipotle Mexican Grill, Inc.(a)	936	1,164,113
D.R. Horton, Inc.	14,776	1,117,509
Dollar General Corp.	9,796	2,053,438
Dollar Tree, Inc.(a)	13,555	1,238,114
Domino's Pizza, Inc.	3,403	1,447,228
eBay, Inc.	33,052	1,722,008
Etsy, Inc.(a)	7,782	946,525
Floor & Decor Holdings, Inc., Class A(a)	13,043	975,616
Garmin Ltd.	15,731	1,492,243
General Motors Co.	33,866	1,002,095
Gentex Corp.	57,682	1,485,312
Genuine Parts Co.	12,326	1,173,065
Hasbro, Inc.	13,995	1,157,666
Hilton Worldwide Holdings, Inc.	13,657	1,165,215
Las Vegas Sands Corp.(c)	20,628	962,502
Lear Corp.	9,149	997,698
Lennar Corp., Class A	12,003	980,405
LKQ Corp.(a)	28,742	797,016
Lowe's Cos., Inc.	7,352	1,219,403
Marriott International, Inc., Class A	8,971	830,535

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
McDonald's Corp.	6,813	$1,495,385
MGM Resorts International	27,876	606,303
Mohawk Industries, Inc.(a)	8,880	866,599
NIKE, Inc., Class B	13,152	1,651,102
NVR, Inc.(a)	236	963,616
O'Reilly Automotive, Inc.(a)	3,024	1,394,306
Pool Corp.	4,284	1,433,169
PulteGroup, Inc.	20,557	951,584
Ross Stores, Inc.	12,021	1,121,800
Service Corp. International	30,930	1,304,628
Starbucks Corp.	15,502	1,331,932
Target Corp.(c)	10,501	1,653,067
Tesla, Inc.(a)	1,468	629,787
The Home Depot, Inc.	4,771	1,324,954
The TJX Cos., Inc.	22,058	1,227,528
Tractor Supply Co.	10,877	1,559,108
Ulta Beauty, Inc.(a)	4,074	912,495
Vail Resorts, Inc.	5,613	1,201,014
VF Corp.	16,092	1,130,463
Whirlpool Corp.	5,399	992,822
Williams-Sonoma, Inc.	10,354	936,416
Yum! Brands, Inc.	13,983	1,276,648
		61,497,137
Consumer Staples (7.7%):
Archer-Daniels-Midland Co.	34,162	1,588,191
Brown-Forman Corp., Class B	21,128	1,591,361
Campbell Soup Co.	37,068	1,792,979
Casey's General Stores, Inc.	7,798	1,385,315
Church & Dwight Co., Inc.	19,617	1,838,309
Colgate-Palmolive Co.	23,599	1,820,663
Conagra Brands, Inc.	42,010	1,500,177
Costco Wholesale Corp.	6,084	2,159,819
General Mills, Inc.	31,035	1,914,239
Herbalife Nutrition Ltd.(a)	22,619	1,055,176
Hormel Foods Corp.(b)	39,775	1,944,600
Kellogg Co.	27,016	1,744,963
Kimberly-Clark Corp.	12,437	1,836,447
Lamb Weston Holdings, Inc.	16,895	1,119,632
McCormick & Co., Inc.	7,719	1,498,258
Mondelez International, Inc., Class A	29,952	1,720,742
Monster Beverage Corp.(a)	20,467	1,641,453
PepsiCo, Inc.	11,511	1,595,425
Philip Morris International, Inc.	19,195	1,439,433
Sysco Corp.	14,759	918,305
The Boston Beer Co., Inc., Class A(a)	1,272	1,123,634
The Clorox Co.	9,043	1,900,568
The Coca-Cola Co.	35,737	1,764,336
The Estee Lauder Cos., Inc., Class A	6,614	1,443,506
The Hershey Co.	10,635	1,524,421
The J.M. Smucker Co.	15,448	1,784,553
The Kroger Co.	55,347	1,876,817
The Procter & Gamble Co.	13,110	1,822,159
Tyson Foods, Inc., Class A	19,458	1,157,362
Walgreens Boots Alliance, Inc.	35,329	1,269,018
Walmart, Inc.	13,916	1,946,988
		49,718,849

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Energy (1.3%):
Cabot Oil & Gas Corp.	61,962	$1,075,661
Cheniere Energy, Inc.(a)	21,979	1,016,968
ConocoPhillips	23,007	755,550
EOG Resources, Inc.	19,167	688,862
Exxon Mobil Corp.	30,701	1,053,965
Kinder Morgan, Inc.	78,269	965,057
ONEOK, Inc.	23,404	608,036
Pioneer Natural Resources Co.	7,652	657,995
The Williams Cos., Inc.	44,566	875,722
Valero Energy Corp.	16,066	695,979
		8,393,795
Financials (13.0%):
Aflac, Inc.	28,600	1,039,610
Ally Financial, Inc.	34,353	861,230
American Express Co.	9,619	964,304
Ameriprise Financial, Inc.	5,446	839,283
Arch Capital Group Ltd.(a)	33,604	982,917
Ares Management Corp., Class A	28,092	1,135,479
Arthur J. Gallagher & Co.	13,854	1,462,705
Assurant, Inc.	9,969	1,209,339
Athene Holding Ltd., Class A(a)	19,754	673,216
Bank of America Corp.	40,727	981,113
Berkshire Hathaway, Inc., Class B(a)	7,882	1,678,393
BlackRock, Inc., Class A	2,107	1,187,400
Brown & Brown, Inc.	33,950	1,536,917
Cboe Global Markets, Inc.	15,229	1,336,192
Chubb Ltd.	10,184	1,182,566
Cincinnati Financial Corp.	13,400	1,044,798
Citigroup, Inc.	17,530	755,718
Citizens Financial Group, Inc.	31,470	795,562
CME Group, Inc.	7,200	1,204,632
Commerce Bancshares, Inc.	20,788	1,170,157
Credit Acceptance Corp.(a)	2,404	814,091
Discover Financial Services	13,449	777,083
Erie Indemnity Co., Class A	5,720	1,202,802
Everest Re Group Ltd.	5,644	1,114,916
FactSet Research Systems, Inc.	3,822	1,279,911
Fidelity National Financial, Inc.	33,585	1,051,546
Fifth Third Bancorp	39,914	850,966
First Republic Bank	11,232	1,224,962
Franklin Resources, Inc.	55,773	1,134,981
Globe Life, Inc.	13,735	1,097,427
Huntington Bancshares, Inc.	103,742	951,314
Interactive Brokers Group, Inc.	24,427	1,180,557
Intercontinental Exchange, Inc.	14,767	1,477,438
JPMorgan Chase & Co.	11,260	1,084,000
KeyCorp	66,420	792,391
KKR & Co., Inc.	30,908	1,061,381
Lincoln National Corp.	17,940	562,060
LPL Financial Holdings, Inc.	11,123	852,800
M&T Bank Corp.	10,227	941,804
Markel Corp.(a)	1,089	1,060,359
MarketAxess Holdings, Inc.	2,777	1,337,375
Marsh & McLennan Cos., Inc.	14,347	1,645,601
MetLife, Inc.	26,409	981,623
Moody's Corp.	4,009	1,162,009

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Morgan Stanley	20,144	$973,962
Morningstar, Inc.	11,993	1,926,195
MSCI, Inc.	3,127	1,115,651
Nasdaq, Inc.	10,560	1,295,818
Northern Trust Corp.	14,331	1,117,388
Principal Financial Group, Inc.	22,194	893,752
Raymond James Financial, Inc.	13,806	1,004,525
Regions Financial Corp.	76,570	882,852
RenaissanceRe Holdings Ltd.	7,611	1,291,891
S&P Global, Inc.	3,526	1,271,476
SEI Investments Co.	25,435	1,290,063
State Street Corp.	15,456	917,004
SVB Financial Group(a)	3,638	875,376
Synchrony Financial	32,268	844,454
T. Rowe Price Group, Inc.	9,083	1,164,622
The Allstate Corp.	14,785	1,391,860
The Bank of New York Mellon Corp.	34,708	1,191,873
The Blackstone Group, Inc., Class A	21,280	1,110,816
The Charles Schwab Corp.	32,425	1,174,758
The Goldman Sachs Group, Inc.	5,630	1,131,461
The Hartford Financial Services Group, Inc.	23,053	849,734
The PNC Financial Services Group, Inc.	9,533	1,047,772
The Progressive Corp.	17,505	1,657,197
The Travelers Cos., Inc.	10,753	1,163,367
Tradeweb Markets, Inc., Class A	25,513	1,479,754
Truist Financial Corp.	23,625	898,931
U.S. Bancorp	28,935	1,037,320
Voya Financial, Inc.	24,042	1,152,333
W.R. Berkley Corp.	20,324	1,242,813
Wells Fargo & Co.	41,606	978,157
		82,054,103
Health Care (17.2%):
Abbott Laboratories	14,161	1,541,142
AbbVie, Inc.	19,039	1,667,627
ABIOMED, Inc.(a)	4,576	1,267,827
Agilent Technologies, Inc.	16,604	1,676,008
Alexion Pharmaceuticals, Inc.(a)	14,273	1,633,259
Align Technology, Inc.(a)	3,234	1,058,682
Amedisys, Inc.(a)	5,063	1,197,045
AmerisourceBergen Corp.	14,819	1,436,257
Amgen, Inc.	6,400	1,626,624
Anthem, Inc.	3,988	1,071,137
Avantor, Inc.(a)	42,057	945,862
Baxter International, Inc.	18,606	1,496,295
Becton, Dickinson & Co.	6,867	1,597,814
Biogen, Inc.(a)	4,658	1,321,381
BioMarin Pharmaceutical, Inc.(a)	13,643	1,037,959
Bio-Rad Laboratories, Inc., Class A(a)	3,205	1,652,049
Bio-Techne Corp.	6,641	1,645,175
Boston Scientific Corp.(a)	34,078	1,302,120
Catalent, Inc.(a)	12,554	1,075,376
Centene Corp.(a)	18,704	1,091,004
Cerner Corp.	26,518	1,916,987
Charles River Laboratories International, Inc.(a)	5,544	1,255,439
Chemed Corp.	2,778	1,334,412
Cigna Corp.	6,674	1,130,642
CRISPR Therapeutics AG(a)(b)	11,317	946,554
CVS Health Corp.	25,961	1,516,123

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Danaher Corp.	8,989	$1,935,600
DaVita, Inc.(a)	17,352	1,486,199
DexCom, Inc.(a)	2,784	1,147,648
Edwards Lifesciences Corp.(a)	16,418	1,310,485
Eli Lilly & Co.	10,354	1,532,599
Encompass Health Corp.	21,844	1,419,423
Exelixis, Inc.(a)	52,044	1,272,476
HCA Healthcare, Inc.	7,300	910,164
Henry Schein, Inc.(a)	21,656	1,272,940
Hologic, Inc.(a)	22,641	1,504,947
Horizon Therapeutics PLC(a)	15,201	1,180,814
Humana, Inc.	2,854	1,181,242
IDEXX Laboratories, Inc.(a)	4,018	1,579,516
Illumina, Inc.(a)	4,045	1,250,229
Insulet Corp.(a)	6,163	1,458,104
Intuitive Surgical, Inc.(a)	1,860	1,319,744
Ionis Pharmaceuticals, Inc.(a)	27,648	1,311,898
IQVIA Holdings, Inc.(a)	7,433	1,171,664
Jazz Pharmaceuticals PLC(a)	10,122	1,443,297
Johnson & Johnson(c)	13,014	1,937,524
Laboratory Corp. of America Holdings(a)	6,533	1,229,968
LHC Group, Inc.(a)	5,842	1,241,776
Masimo Corp.(a)	7,645	1,804,679
McKesson Corp.	8,705	1,296,436
Medtronic PLC	13,887	1,443,137
Merck & Co., Inc.	22,283	1,848,375
Mettler-Toledo International, Inc.(a)	1,556	1,502,707
Molina Healthcare, Inc.(a)	6,363	1,164,684
Mylan NV(a)(b)	84,360	1,251,059
Neurocrine Biosciences, Inc.(a)	12,637	1,215,174
Novocure Ltd.(a)	13,238	1,473,522
Penumbra, Inc.(a)	6,448	1,253,362
PerkinElmer, Inc.	14,738	1,849,765
Perrigo Co. PLC	25,952	1,191,456
Pfizer, Inc.	47,515	1,743,801
PRA Health Sciences, Inc.(a)	10,863	1,101,943
Quest Diagnostics, Inc.	13,157	1,506,345
Quidel Corp.(a)	4,413	968,124
Regeneron Pharmaceuticals, Inc.(a)	2,392	1,338,994
Repligen Corp.(a)	8,541	1,260,139
ResMed, Inc.	6,764	1,159,553
Stryker Corp.	6,233	1,298,770
Syneos Health, Inc.(a)	14,954	794,955
Teleflex, Inc.	3,547	1,207,470
The Cooper Cos., Inc.	4,916	1,657,282
Thermo Fisher Scientific, Inc.	4,030	1,779,325
UnitedHealth Group, Inc.	4,024	1,254,562
Universal Health Services, Inc., Class B	8,320	890,406
Veeva Systems, Inc., Class A(a)	4,818	1,354,773
Vertex Pharmaceuticals, Inc.(a)	5,354	1,456,930
Waters Corp.(a)	7,045	1,378,566
West Pharmaceutical Services, Inc.	5,694	1,565,281
Zimmer Biomet Holdings, Inc.	8,750	1,191,225
Zoetis, Inc.	9,663	1,597,970
		109,339,827
Industrials (15.5%):
3M Co.	9,838	1,575,851

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Allegion PLC	13,086	$1,294,336
AMERCO, Inc.	3,784	1,347,028
AMETEK, Inc.	12,908	1,283,055
AO Smith Corp.	33,641	1,776,245
C.H. Robinson Worldwide, Inc.	20,511	2,096,019
Carlisle Cos., Inc.	9,973	1,220,396
Caterpillar, Inc.	9,790	1,460,179
Cintas Corp.	3,473	1,155,919
Copart, Inc.(a)	13,206	1,388,743
CoStar Group, Inc.(a)(c)	1,607	1,363,556
CSX Corp.	16,945	1,316,118
Cummins, Inc.	6,639	1,401,891
Deere & Co.	6,280	1,391,836
Dover Corp.	11,676	1,264,978
Eaton Corp. PLC	11,270	1,149,878
Emerson Electric Co.	16,212	1,063,021
Enphase Energy, Inc.(a)(b)	7,735	638,834
Equifax, Inc.	8,969	1,407,236
Expeditors International of Washington, Inc.	21,588	1,954,146
Fastenal Co.	32,880	1,482,559
FedEx Corp.	5,138	1,292,310
Fortive Corp.	18,029	1,373,990
Fortune Brands Home & Security, Inc.	12,395	1,072,415
Generac Holdings, Inc.(a)	6,284	1,216,834
General Dynamics Corp.	10,142	1,403,957
General Electric Co.	155,922	971,394
Graco, Inc.	24,916	1,528,597
HEICO Corp.	9,754	1,020,854
Honeywell International, Inc.	8,138	1,339,596
Howmet Aerospace, Inc.(a)	47,010	786,007
Hubbell, Inc.	9,048	1,238,128
IAA, Inc.(a)	20,825	1,084,358
IDEX Corp.	8,984	1,638,771
Illinois Tool Works, Inc.	7,141	1,379,713
J.B. Hunt Transport Services, Inc.	10,780	1,362,376
Jacobs Engineering Group, Inc.	15,987	1,483,114
Johnson Controls International PLC	35,146	1,435,714
Kansas City Southern	6,531	1,181,001
Knight-Swift Transportation Holdings, Inc.	34,434	1,401,464
L3Harris Technologies, Inc.	8,144	1,383,177
Lennox International, Inc.	5,569	1,518,165
Lockheed Martin Corp.	3,703	1,419,285
Masco Corp.	25,297	1,394,624
Nordson Corp.	6,342	1,216,522
Norfolk Southern Corp.	5,850	1,251,842
Northrop Grumman Corp.	4,430	1,397,621
Old Dominion Freight Line, Inc.	7,239	1,309,680
PACCAR, Inc.	19,738	1,683,257
Parker-Hannifin Corp.	4,906	992,680
Quanta Services, Inc.	24,311	1,285,079
Republic Services, Inc.(c)	18,535	1,730,241
Rockwell Automation, Inc.	5,310	1,171,811
Rollins, Inc.	31,594	1,712,079
Roper Technologies, Inc.	3,553	1,403,826
Snap-on, Inc.	8,486	1,248,545
Southwest Airlines Co.	26,022	975,825
Stanley Black & Decker, Inc.	5,825	944,815
Teledyne Technologies, Inc.(a)	3,770	1,169,492
Textron, Inc.	22,775	821,950

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
The Toro Co.	21,557	$1,809,710
Trane Technologies PLC	11,357	1,377,036
TransDigm Group, Inc.	1,669	792,975
TransUnion	15,418	1,297,116
Trex Co., Inc.(a)	12,927	925,573
Union Pacific Corp.	7,511	1,478,690
United Parcel Service, Inc., Class B	9,185	1,530,497
United Rentals, Inc.(a)	5,140	896,930
Verisk Analytics, Inc.	8,451	1,566,055
W.W. Grainger, Inc.	3,879	1,383,911
Waste Management, Inc.	15,152	1,714,752
Watsco, Inc.	6,828	1,590,173
Westinghouse Air Brake Technologies Corp.	17,135	1,060,314
XPO Logistics, Inc.(a)	9,678	819,339
Xylem, Inc.	16,168	1,360,052
		98,876,056
Information Technology (18.5%):
Accenture PLC, Class A	6,155	1,390,968
Adobe, Inc.(a)	2,541	1,246,183
Advanced Micro Devices, Inc.(a)	11,117	911,483
Akamai Technologies, Inc.(a)	14,389	1,590,560
Amphenol Corp., Class A	13,455	1,456,773
Analog Devices, Inc.	10,167	1,186,896
ANSYS, Inc.(a)	3,993	1,306,629
Apple, Inc.	10,856	1,257,234
Applied Materials, Inc.	16,783	997,749
Arista Networks, Inc.(a)	5,809	1,202,056
Aspen Technology, Inc.(a)	8,676	1,098,295
Autodesk, Inc.(a)	4,980	1,150,430
Automatic Data Processing, Inc.	9,647	1,345,660
Black Knight, Inc.(a)	21,500	1,871,575
Booz Allen Hamilton Holdings Corp.	19,636	1,629,395
Broadcom, Inc.	3,360	1,224,115
Broadridge Financial Solutions, Inc.	12,166	1,605,912
Cadence Design Systems, Inc.(a)	12,416	1,323,918
CDW Corp.	10,709	1,280,047
Ceridian HCM Holding, Inc.(a)	12,816	1,059,242
Ciena Corp.(a)	25,264	1,002,728
Cisco Systems, Inc.	33,841	1,332,997
Citrix Systems, Inc.	10,493	1,444,991
Cognex Corp.	15,313	996,876
Cognizant Technology Solutions Corp., Class A	18,336	1,272,885
Corning, Inc.	36,376	1,178,946
Datadog, Inc., Class A(a)(b)	11,620	1,187,099
Dell Technologies, Inc., Class C(a)	17,707	1,198,587
Dolby Laboratories, Inc., Class A	20,398	1,351,979
Dropbox, Inc., Class A(a)	55,271	1,064,519
Entegris, Inc.	17,381	1,292,104
EPAM Systems, Inc.(a)	3,460	1,118,549
F5 Networks, Inc.(a)	11,477	1,409,031
Fair Isaac Corp.(a)	2,471	1,051,114
Fidelity National Information Services, Inc.	9,032	1,329,601
First Solar, Inc.(a)	14,365	950,963
Fiserv, Inc.(a)	13,140	1,354,077
FleetCor Technologies, Inc.(a)	4,659	1,109,308
Fortinet, Inc.(a)	8,526	1,004,448
Gartner, Inc.(a)	9,784	1,222,511

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Genpact Ltd.	29,781	$1,159,970
Global Payments, Inc.	6,263	1,112,184
HP, Inc.	55,561	1,055,103
Intel Corp.	22,317	1,155,574
International Business Machines Corp.	12,253	1,490,823
Intuit, Inc.	3,767	1,228,833
IPG Photonics Corp.(a)	7,043	1,197,099
Jack Henry & Associates, Inc.	9,378	1,524,769
Juniper Networks, Inc.	69,290	1,489,736
Keysight Technologies, Inc.(a)	13,782	1,361,386
KLA Corp.	4,932	955,526
Lam Research Corp.	2,852	946,151
Leidos Holdings, Inc.	15,302	1,364,173
Marvell Technology Group Ltd.	30,437	1,208,349
Mastercard, Inc., Class A	3,551	1,200,842
Microchip Technology, Inc.	8,924	917,030
Micron Technology, Inc.(a)	23,289	1,093,651
Microsoft Corp.(c)	6,257	1,316,035
MKS Instruments, Inc.	8,322	909,012
Monolithic Power Systems, Inc.	3,817	1,067,271
Motorola Solutions, Inc.	8,875	1,391,689
NetApp, Inc.	25,280	1,108,275
NortonLifeLock, Inc.	46,933	978,084
Nuance Communications, Inc.(a)(b)	46,379	1,539,319
NVIDIA Corp.	2,053	1,111,125
Oracle Corp.	25,429	1,518,111
Paychex, Inc.	16,044	1,279,830
Paycom Software, Inc.(a)	3,124	972,501
Paylocity Holding Corp.(a)	7,089	1,144,306
PayPal Holdings, Inc.(a)	6,075	1,196,957
PTC, Inc.(a)	15,321	1,267,353
Qorvo, Inc.(a)	8,714	1,124,193
QUALCOMM, Inc.	10,126	1,191,628
salesforce.com, Inc.(a)	4,318	1,085,200
Seagate Technology PLC	29,404	1,448,735
ServiceNow, Inc.(a)(c)	2,598	1,260,030
Skyworks Solutions, Inc.	7,745	1,126,898
SolarWinds Corp.(a)	58,190	1,183,585
Square, Inc., Class A(a)	5,475	889,961
SS&C Technologies Holdings, Inc.	20,777	1,257,424
SYNNEX Corp.	8,211	1,150,033
Synopsys, Inc.(a)	6,780	1,450,784
Teradyne, Inc.	13,614	1,081,768
Texas Instruments, Inc.	9,814	1,401,340
The Trade Desk, Inc., Class A(a)	1,815	941,586
The Western Union Co.	60,310	1,292,443
Trimble, Inc.(a)	21,332	1,038,868
Tyler Technologies, Inc.(a)	5,091	1,774,519
Universal Display Corp.	6,467	1,168,846
VeriSign, Inc.(a)	7,120	1,458,532
Visa, Inc., Class A	6,686	1,336,999
VMware, Inc., Class A(a)(b)	9,622	1,382,393
WEX, Inc.(a)	4,918	683,454
Xilinx, Inc.	13,062	1,361,583
Zebra Technologies Corp.(a)	4,421	1,116,126
Zoom Video Communications, Inc., Class A(a)	2,854	1,341,694
		117,818,122

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Materials (5.4%):
Air Products & Chemicals, Inc.	4,865	$1,449,089
Albemarle Corp.	11,636	1,038,862
AptarGroup, Inc.	15,090	1,708,189
Avery Dennison Corp.	10,832	1,384,763
Ball Corp.	19,073	1,585,348
Berry Global Group, Inc.(a)	26,372	1,274,295
Celanese Corp.	11,116	1,194,414
CF Industries Holdings, Inc.	32,630	1,002,067
Corteva, Inc.	41,020	1,181,786
Crown Holdings, Inc.(a)	15,820	1,215,925
Eastman Chemical Co.	16,575	1,294,839
FMC Corp.	10,824	1,146,370
International Flavors & Fragrances, Inc.(b)	11,741	1,437,685
International Paper Co.	32,647	1,323,509
LyondellBasell Industries NV, Class A	13,456	948,513
Martin Marietta Materials, Inc.	5,449	1,282,477
Newmont Corp.	19,920	1,263,924
Nucor Corp.	27,663	1,240,962
Packaging Corp. of America	13,246	1,444,476
PPG Industries, Inc.	11,613	1,417,715
Reliance Steel & Aluminum Co.	12,465	1,271,928
Royal Gold, Inc.	7,880	946,940
RPM International, Inc.	15,953	1,321,547
The Scotts Miracle-Gro Co.	6,885	1,052,785
The Sherwin-Williams Co.	2,088	1,454,794
Vulcan Materials Co.	9,551	1,294,542
Westlake Chemical Corp.(b)	15,054	951,714
Westrock Co.	30,450	1,057,833
		35,187,291
Real Estate (0.2%):
CBRE Group, Inc., Class A(a)	21,288	999,897

Utilities (6.0%):
Alliant Energy Corp.	28,682	1,481,425
Ameren Corp.	17,212	1,361,125
American Electric Power Co., Inc.(c)	19,553	1,598,066
American Water Works Co., Inc.	9,754	1,413,159
Atmos Energy Corp.	14,665	1,401,828
CMS Energy Corp.	25,394	1,559,446
Consolidated Edison, Inc.(c)	20,269	1,576,928
Dominion Energy, Inc.	16,559	1,307,002
DTE Energy Co.	10,581	1,217,238
Duke Energy Corp.(c)	18,041	1,597,711
Edison International	25,321	1,287,320
Entergy Corp.	12,841	1,265,224
Essential Utilities, Inc.	28,815	1,159,804
Evergy, Inc.(c)	22,340	1,135,319
Eversource Energy(c)	15,272	1,275,976
Exelon Corp.	32,820	1,173,643
FirstEnergy Corp.	39,491	1,133,787
NextEra Energy, Inc.(c)	5,179	1,437,483
NRG Energy, Inc.	36,933	1,135,320
Pinnacle West Capital Corp.	18,553	1,383,126
PPL Corp.	45,592	1,240,558
Public Service Enterprise Group, Inc.	28,337	1,555,985
Sempra Energy	10,272	1,215,794

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US 500 Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
The AES Corp.	57,059	$1,033,338
The Southern Co.(c)	24,287	1,316,841
UGI Corp.	34,383	1,133,951
Vistra Corp.	61,979	1,168,925
WEC Energy Group, Inc.(c)	14,658	1,420,360
Xcel Energy, Inc.(c)	21,954	1,515,046
		38,501,728
Total Common Stocks (Cost $565,974,948)		635,477,078

Investment Companies (0.4%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.04%(d)	2,626,753	2,626,753
Total Investment Companies (Cost $2,626,753)		2,626,753

Collateral for Securities Loaned^ (1.1%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(d)	159,133	159,133
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(d)	2,487,375	2,487,375
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(d)	1,106,604	1,106,604
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(d)	633,231	633,231
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(d)	2,847,129	2,847,129
Total Collateral for Securities Loaned (Cost $7,233,472)		7,233,472

Total Investments (Cost $575,835,173) — 101.0%		645,337,303
Liabilities in excess of other assets — (1.0)%		(6,585,925)
NET ASSETS - 100.00%		$638,751,378

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	18	12/18/20	$3,043,345	$3,016,800	$(26,545)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(26,545)
	Total net unrealized appreciation (depreciation)				$(26,545)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (76.7%)

Communication Services (5.3%):
AT&T, Inc.	209,722	$5,979,174
CenturyLink, Inc.	392,233	3,957,631
Omnicom Group, Inc.	91,222	4,515,489
The Interpublic Group of Cos., Inc.	222,900	3,715,743
Verizon Communications, Inc.	149,533	8,895,718
ViacomCBS, Inc., Class B(a)	108,056	3,026,649
		30,090,404
Consumer Discretionary (4.2%):
General Motors Co.	124,499	3,683,925
Genuine Parts Co.	45,625	4,342,131
Hasbro, Inc.	51,727	4,278,857
Las Vegas Sands Corp.(b)	76,272	3,558,852
Vail Resorts, Inc.	20,634	4,415,057
VF Corp.	59,158	4,155,850
		24,434,672
Consumer Staples (9.0%):
Archer-Daniels-Midland Co.	126,457	5,878,986
General Mills, Inc.	114,880	7,085,798
Kellogg Co.	99,853	6,449,505
PepsiCo, Inc.	42,319	5,865,413
Philip Morris International, Inc.	70,930	5,319,041
Sysco Corp.	54,258	3,375,933
The Coca-Cola Co.	132,227	6,528,047
The J.M. Smucker Co.	57,140	6,600,813
Walgreens Boots Alliance, Inc.	130,516	4,688,134
		51,791,670
Energy (3.6%):
ConocoPhillips	85,068	2,793,633
EOG Resources, Inc.	70,463	2,532,440
Exxon Mobil Corp.	113,507	3,896,695
Kinder Morgan, Inc.	289,726	3,572,322
ONEOK, Inc.	86,569	2,249,063
The Williams Cos., Inc.	164,970	3,241,661
Valero Energy Corp.	59,432	2,574,594
		20,860,408
Financials (17.9%):
Aflac, Inc.	105,142	3,821,912
Ally Financial, Inc.	126,289	3,166,065
Ares Management Corp., Class A	103,970	4,202,467
Cincinnati Financial Corp.	49,260	3,840,802
Citigroup, Inc.	64,889	2,797,365
Citizens Financial Group, Inc.	116,493	2,944,943
Discover Financial Services	49,440	2,856,643
Fidelity National Financial, Inc.	124,320	3,892,459
Fifth Third Bancorp	147,747	3,149,966
Franklin Resources, Inc.	206,264	4,197,472
Huntington Bancshares, Inc.	384,012	3,521,390
JPMorgan Chase & Co.	41,394	3,985,000
KeyCorp	245,865	2,933,169
Lincoln National Corp.	65,952	2,066,276
M&T Bank Corp.	37,597	3,462,308
MetLife, Inc.	97,759	3,633,702
Northern Trust Corp.	52,684	4,107,771

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Principal Financial Group, Inc.	82,154	$3,308,342
Regions Financial Corp.	283,437	3,268,029
State Street Corp.	56,821	3,371,190
Synchrony Financial	118,627	3,104,469
The Bank of New York Mellon Corp.	127,594	4,381,579
The Blackstone Group, Inc., Class A	78,746	4,110,541
The Hartford Financial Services Group, Inc.	84,750	3,123,885
The PNC Financial Services Group, Inc.	35,287	3,878,394
The Travelers Cos., Inc.	39,531	4,276,859
Truist Financial Corp.	87,451	3,327,511
U.S. Bancorp	107,107	3,839,786
Wells Fargo & Co.	153,787	3,615,532
		102,185,827
Health Care (4.4%):
AbbVie, Inc.	70,284	6,156,176
CVS Health Corp.	95,944	5,603,130
Merck & Co., Inc.	82,427	6,837,319
Pfizer, Inc.	174,675	6,410,573
		25,007,198
Industrials (5.0%):
3M Co.	36,379	5,827,188
Caterpillar, Inc.	36,232	5,404,003
Eaton Corp. PLC	41,718	4,256,488
Emerson Electric Co.	60,010	3,934,856
General Dynamics Corp.	37,283	5,161,086
Snap-on, Inc.	31,198	4,590,162
		29,173,783
Information Technology (7.6%):
Broadcom, Inc.	12,438	4,531,412
Cisco Systems, Inc.	125,116	4,928,319
HP, Inc.	204,257	3,878,840
International Business Machines Corp.	45,306	5,512,381
Juniper Networks, Inc.	256,250	5,509,375
NetApp, Inc.	93,351	4,092,508
Paychex, Inc.	59,388	4,737,381
Seagate Technology PLC	108,663	5,353,826
The Western Union Co.	223,152	4,782,147
		43,326,189
Materials (5.4%):
CF Industries Holdings, Inc.	120,639	3,704,824
Eastman Chemical Co.	61,343	4,792,115
International Paper Co.	120,786	4,896,664
LyondellBasell Industries NV, Class A	49,809	3,511,036
Nucor Corp.	102,386	4,593,036
Packaging Corp. of America	49,033	5,347,049
Westrock Co.	112,616	3,912,280
		30,757,004
Utilities (14.3%):
American Electric Power Co., Inc.(b)	72,379	5,915,535
Consolidated Edison, Inc.(b)	75,027	5,837,100
Dominion Energy, Inc.	60,873	4,804,706
DTE Energy Co.	39,169	4,506,002
Duke Energy Corp.(b)	66,780	5,914,037
Edison International	93,523	4,754,709

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US EQ Income Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Entergy Corp.	47,533	$4,683,426
Evergy, Inc.(b)	82,126	4,173,643
Exelon Corp.	121,489	4,344,447
FirstEnergy Corp.	145,180	4,168,118
Pinnacle West Capital Corp.	68,676	5,119,796
PPL Corp.	168,765	4,592,096
Public Service Enterprise Group, Inc.	104,893	5,759,675
Sempra Energy	37,763	4,469,629
The AES Corp.	209,765	3,798,844
The Southern Co.(b)	89,902	4,874,486
UGI Corp.	126,399	4,168,639
		81,884,888
Total Common Stocks (Cost $416,414,827)		439,512,043

Investment Companies (23.1%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.04%(c)	132,254,126	132,254,126
Total Investment Companies (Cost $132,254,126)		132,254,126

Collateral for Securities Loaned^ (0.5%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(c)	64,325	64,325
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(c)	1,005,448	1,005,448
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(c)	447,312	447,312
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(c)	255,965	255,965
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(c)	1,150,867	1,150,867
Total Collateral for Securities Loaned (Cost $2,923,917)		2,923,917

Total Investments (Cost $551,592,870) — 100.3%		574,690,086
Liabilities in excess of other assets — (0.3)%		(1,466,817)
NET ASSETS - 100.00%		$573,223,269

^	Purchased with cash collateral from securities on loan.
(a)	All or a portion of this security is on loan.
(b)	All or a portion of this security has been segregated as collateral for derivative instruments.
(c)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	30	12/18/20	$5,036,756	$5,028,000	$(8,756)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(8,756)
	Total net unrealized appreciation (depreciation)				$(8,756)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (78.5%)

Communication Services (2.1%):
AMC Networks, Inc., Class A(a)	2,653	$65,556
Cargurus, Inc.(a)	2,466	53,340
Consolidated Communications Holdings, Inc.(a)	6,652	37,850
Gray Television, Inc.(a)	3,206	44,147
MSG Networks, Inc., Class A(a)	7,918	75,775
National CineMedia, Inc.	10,094	27,405
QuinStreet, Inc.(a)	4,653	73,703
Sciplay Corp., Class A(a)	5,330	86,453
Shenandoah Telecommunications Co.	1,384	61,498
Sinclair Broadcast Group, Inc., Class A(b)	2,453	47,171
TechTarget, Inc.(a)	2,267	99,657
TEGNA, Inc.	5,263	61,840
Telephone & Data Systems, Inc.	3,083	56,851
WideOpenWest, Inc.(a)	8,562	44,437
		835,683
Consumer Discretionary (9.6%):
1-800-Flowers.com, Inc., Class A(a)	2,201	54,893
Acushnet Holdings Corp.	2,747	92,327
Adtalem Global Education, Inc.(a)	2,664	65,375
American Public Education, Inc.(a)	2,084	58,748
America's Car-Mart, Inc.(a)	492	41,761
Asbury Automotive Group, Inc.(a)	530	51,649
Big Lots, Inc.	862	38,445
Boot Barn Holdings, Inc.(a)	1,546	43,504
Brinker International, Inc.	729	31,143
Cavco Industries, Inc.(a)	290	52,290
Century Communities, Inc.(a)	1,237	52,362
Cooper Tire & Rubber Co.	1,982	62,829
Core-Mark Holding Co., Inc.	2,301	66,568
Crocs, Inc.(a)	1,140	48,712
Dana, Inc.	3,149	38,796
Dave & Buster's Entertainment, Inc.	1,496	22,679
Denny's Corp.(a)	3,542	35,420
Dorman Products, Inc.(a)	973	87,940
El Pollo Loco Holdings, Inc.(a)	3,449	55,873
Franchise Group, Inc.	1,413	35,834
Gentherm, Inc.(a)	1,908	78,037
G-III Apparel Group Ltd.(a)	2,607	34,178
Graham Holdings Co., Class B	161	65,062
Green Brick Partners, Inc.(a)	4,458	71,773
Group 1 Automotive, Inc.	530	46,847
GrowGeneration Corp.(a)	2,416	38,608
H&R Block, Inc.	4,470	72,815
Hibbett Sports, Inc.(a)	1,430	56,085
Hilton Grand Vacations, Inc.(a)	2,270	47,625
Installed Building Products, Inc.(a)	549	55,861
iRobot Corp.(a)	925	70,208
Jack in the Box, Inc.	539	42,748
Johnson Outdoors, Inc., Class A	998	81,726
K12, Inc.(a)	1,579	41,591
Kontoor Brands, Inc.	2,359	57,088
La-Z-Boy, Inc.	2,025	64,051
LCI Industries	599	63,668
LGI Homes, Inc.(a)	445	51,696
Lumber Liquidators Holdings, Inc.(a)	1,667	36,757
M/I Homes, Inc.(a)	939	43,241

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Malibu Boats, Inc., Class A(a)	1,095	$54,268
MarineMax, Inc.(a)	1,745	44,794
MDC Holdings, Inc.	1,206	56,803
Monarch Casino & Resort, Inc.(a)	1,006	44,868
Monro, Inc.	1,552	62,965
Perdoceo Education Corp.(a)	4,959	60,698
PetMed Express, Inc.(c)	1,807	57,137
Rent-A-Center, Inc.	2,052	61,334
Revolve Group, Inc.(a)	2,437	40,040
Sally Beauty Holdings, Inc.(a)	4,859	42,225
Shoe Carnival, Inc.(b)	1,349	45,299
Shutterstock, Inc.	1,548	80,558
Skyline Champion Corp.(a)	1,924	51,505
Sleep Number Corp.(a)	974	47,638
Sportsman's Warehouse Holdings, Inc.(a)	3,763	53,849
Standard Motor Products, Inc.	1,945	86,844
Steven Madden Ltd.	2,660	51,870
Strategic Education, Inc.	668	61,102
Sturm Ruger & Co., Inc.(c)	1,486	90,884
The Buckle, Inc.	3,215	65,554
The Michaels Cos., Inc.(a)	2,454	23,693
TRI Pointe Group, Inc.(a)	2,932	53,186
Universal Electronics, Inc.(a)	1,809	68,272
W.W. International, Inc.(a)	1,929	36,400
Winmark Corp.	556	95,732
Winnebago Industries, Inc.	958	49,500
Wolverine World Wide, Inc.	2,295	59,303
XPEL, Inc.(a)	2,110	55,029
Zumiez, Inc.(a)	2,378	66,156
		3,824,319
Consumer Staples (5.7%):
B&G Foods, Inc.(b)	2,029	56,345
BellRing Brands, Inc., Class A(a)	3,955	82,026
Calavo Growers, Inc.	1,269	84,097
Cal-Maine Foods, Inc.(a)	2,543	97,575
Central Garden & Pet Co., Class A(a)	2,547	92,049
Coca-Cola Consolidated, Inc.	288	69,316
Edgewell Personal Care Co.(a)	1,951	54,394
elf Beauty, Inc.(a)	3,065	56,304
Fresh Del Monte Produce, Inc.	2,791	63,970
Hostess Brands, Inc.(a)	10,999	135,618
Ingles Markets, Inc., Class A	1,996	75,928
Inter Parfums, Inc.	1,303	48,667
J & J Snack Foods Corp.	537	70,019
John B Sanfilippo & Son, Inc.	1,306	98,446
Medifast, Inc.	435	71,536
MGP Ingredients, Inc.(b)	1,841	73,161
Nu Skin Enterprises, Inc., Class A	921	46,133
PriceSmart, Inc.	1,437	95,489
SpartanNash Co.	2,918	47,709
Sprouts Farmers Market, Inc.(a)	3,543	74,155
The Simply Good Foods Co.(a)	2,686	59,226
Tootsie Roll Industries, Inc.(b)	4,399	135,930
Turning Point Brands, Inc.	2,311	64,477
Universal Corp.	2,481	103,904
USANA Health Sciences, Inc.(a)	861	63,413
Vector Group Ltd.	8,550	82,850
WD-40 Co.(b)	506	95,790

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Weis Markets, Inc.(c)	2,213	$106,224
		2,204,751
Energy (1.3%):
Arch Resources, Inc.(a)	1,384	58,792
Brigham Minerals, Inc.	4,193	37,402
Cactus, Inc., Class A	1,977	37,939
Clean Energy Fuels Corp.(a)	14,846	36,818
CVR Energy, Inc.	2,769	34,280
Helix Energy Solutions Group, Inc.(a)	8,218	19,805
International Seaways, Inc.	3,388	49,499
Murphy Oil Corp.	2,880	25,690
ProPetro Holding Corp.(a)	4,774	19,382
Renewable Energy Group, Inc.(a)	1,294	69,125
SEACOR Holdings, Inc.(a)	1,946	56,590
Talos Energy, Inc.(a)	5,257	33,908
World Fuel Services Corp.(c)	2,101	44,520
		523,750
Financials (18.6%):
1st Source Corp.	2,071	63,870
American Equity Investment Life Holding Co.	1,801	39,604
American National Group, Inc.	1,195	80,698
Ameris Bancorp	2,230	50,799
AMERISAFE, Inc.	1,281	73,478
Associated Bancorp	4,850	61,207
Assured Guaranty Ltd.	2,577	55,354
Atlantic Union Bankshares Corp.	2,612	55,818
Axos Financial, Inc.(a)	2,298	53,566
B. Riley Financial, Inc.	2,565	64,279
BancFirst Corp.	1,210	49,416
BancorpSouth Bank	2,909	56,376
Bank of Hawaii Corp.	1,330	67,192
Bank OZK	2,649	56,477
BankUnited, Inc.	2,192	48,027
Banner Corp.	1,598	51,551
BGC Partners, Inc., Class A	21,505	51,612
Brighthouse Financial, Inc.(a)	1,464	39,396
Brightsphere Investment Group, Inc.	3,533	45,576
Brookline Bancorp, Inc.	7,641	66,056
Capitol Federal Financial, Inc.	9,967	92,344
Cathay General Bancorp	2,584	56,021
City Holding Co.	1,322	76,160
CNO Financial Group, Inc.	3,481	55,835
Cohen & Steers, Inc.	974	54,291
Columbia Banking System, Inc.	2,278	54,330
Columbia Financial, Inc.(a)(c)	10,067	111,744
CVB Financial Corp.	4,409	73,322
Eagle Bancorp, Inc.	2,301	61,644
Employers Holdings, Inc.	2,754	83,309
Encore Capital Group, Inc.(a)	855	32,994
Enterprise Financial Services Corp.	2,057	56,094
Evercore, Inc.	1,016	66,507
FB Financial Corp.	2,310	58,027
FBL Financial Group, Inc., Class A	1,516	73,071
Federal Agricultural Mortgage Corp., Class C	1,038	66,079
Federated Hermes, Inc.	2,435	52,377
First Bancorp, Inc.	9,056	47,272

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
First Busey Corp.	3,674	$58,380
First Commonwealth Financial Corp.	8,346	64,598
First Financial Bancorp	4,153	49,857
First Hawaiian, Inc.	4,278	61,903
First Interstate BancSystem, Inc., Class A	2,182	69,497
First Merchants Corp.	2,656	61,513
First Midwest Bancorp, Inc.	5,570	60,045
FirstCash, Inc.	1,364	78,034
Flagstar Bancorp, Inc.	1,952	57,838
FNB Corp.	7,094	48,097
Focus Financial Partners, Inc., Class A(a)	1,576	51,677
Fulton Financial Corp.	6,660	62,138
German American Bancorp, Inc.	2,888	78,379
Green Dot Corp., Class A(a)	917	46,409
Heartland Financial USA, Inc.	1,812	54,351
Heritage Financial Corp.	3,509	64,531
Hilltop Holdings, Inc.	3,026	62,275
Home BancShares, Inc.	3,568	54,091
Hope Bancorp, Inc.	8,054	61,090
Horace Mann Educators Corp.	2,031	67,835
Independent Bank Corp.	1,168	61,180
Independent Bank Group, Inc.	1,151	50,851
International Bancshares Corp.	1,807	47,090
Investors Bancorp, Inc.	8,510	61,783
Kearny Financial Corp.	10,613	76,520
Lakeland Financial Corp.	1,545	63,654
Live Oak Bancshares, Inc.	2,435	61,679
Mercury General Corp.	2,017	83,443
Moelis & Co., Class A	2,548	89,536
Mr. Cooper Group, Inc.(a)	2,487	55,510
National Bank Holdings Corp., Class A	2,709	71,111
National Western Life Group, Inc., Class A	274	50,079
Navient Corp.	5,593	47,261
NBT Bancorp, Inc.	2,683	71,958
Nelnet, Inc., Class A	1,382	83,266
NMI Holdings, Inc., Class A(a)	2,858	50,872
Northwest Bancshares, Inc.(c)	8,391	77,197
Oceanfirst Financial Corp.	4,401	60,250
Old National Bancorp	5,633	70,750
Pacific Premier Bancorp, Inc.	2,529	50,934
Palomar Holdings, Inc.(a)	570	59,417
Park National Corp.(b)	755	61,880
Piper Sandler Cos.	832	60,736
PJT Partners, Inc., Class A	1,150	69,702
PRA Group, Inc.(a)	1,260	50,337
Premier Financial Corp.	2,976	46,351
Provident Financial Services, Inc.	4,439	54,156
Radian Group, Inc.	2,851	41,653
Renasant Corp.	2,801	63,639
S&T Bancorp, Inc.	3,533	62,499
Safety Insurance Group, Inc.(c)	1,306	90,232
Sandy Spring Bancorp, Inc.	2,720	62,778
Seacoast Banking Corp. of Florida(a)	3,026	54,559
ServisFirst Bancshares, Inc.	1,821	61,969
Simmons First National Corp., Class A	3,865	61,280
SLM Corp.	9,139	73,935
Southside Bancshares, Inc.(c)	2,868	70,065
Sterling Bancorp	3,813	40,113
Stewart Information Services Corp.	1,650	72,155

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Stock Yards Bancorp, Inc.	1,668	$56,779
StoneX Group, Inc.(a)	1,116	57,095
Tompkins Financial Corp.(d)	1,076	61,128
Towne Bank	3,943	64,665
TriCo Bancshares	2,719	66,588
Triumph Bancorp, Inc.(a)	1,831	57,017
Trupanion, Inc.(a)	897	70,773
Trustmark Corp.	3,204	68,598
UMB Financial Corp.	1,325	64,938
United Community Banks, Inc.	3,330	56,377
Veritex Holdings, Inc.	3,079	52,435
Victory Capital Holdings, Inc., Class A(e)	4,294	72,526
Virtus Investment Partners, Inc.	423	58,649
Waddell & Reed Financial, Inc., Class A	5,610	83,308
Walker & Dunlop, Inc.	974	51,622
Washington Federal, Inc.	3,048	63,581
Webster Financial Corp.	1,938	51,183
WesBanco, Inc.	3,155	67,391
Westamerica Bancorp	1,466	79,676
White Mountains Insurance Group Ltd.	109	84,911
Wintrust Financial Corp.	1,166	46,698
WSFS Financial Corp.	2,058	55,504
		7,348,133
Health Care (7.9%):
Acadia Healthcare Co., Inc.(a)	1,536	45,281
Addus HomeCare Corp.(a)	623	58,880
AMN Healthcare Services, Inc.(a)	1,233	72,081
Amphastar Pharmaceuticals, Inc.(a)	4,599	86,231
Anika Therapeutics, Inc.(a)	1,755	62,109
Antares Pharma, Inc.(a)	21,075	56,903
Atrion Corp.	148	92,648
BioLife Solutions, Inc.(a)	2,559	74,057
BioSpecifics Technologies Corp.(a)	1,338	70,687
BioTelemetry, Inc.(a)	1,802	82,135
Brookdale Senior Living, Inc.(a)	13,030	33,096
Cantel Medical Corp.	843	37,041
Castle Biosciences, Inc.(a)	1,257	64,673
Coherus Biosciences, Inc.(a)	3,512	64,410
Corcept Therapeutics, Inc.(a)	6,894	119,990
CorVel Corp.(a)	806	68,857
Enanta Pharmaceuticals, Inc.(a)	1,508	69,036
Fulgent Genetics, Inc.(a)	1,149	46,006
Hanger, Inc.(a)	3,050	48,251
HealthStream, Inc.(a)	4,157	83,431
HMS Holdings Corp.(a)	3,926	94,027
Innoviva, Inc.(a)	6,780	70,851
Inogen, Inc.(a)	1,863	54,027
Integer Holdings Corp.(a)	943	55,646
Ironwood Pharmaceuticals, Inc.(a)	8,095	72,814
Lantheus Holdings, Inc.(a)	4,737	60,018
LeMaitre Vascular, Inc.(b)	2,056	66,882
Luminex Corp.	2,768	72,660
Magellan Health, Inc.(a)	844	63,958
Meridian Bioscience, Inc.(a)	3,774	64,083
National Healthcare Corp.(c)	1,444	89,976
National Research Corp.	1,110	54,623
Nextgen Healthcare, Inc.(a)	3,211	40,908

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Omnicell, Inc.(a)	1,242	$92,728
Phibro Animal Health Corp., Class A	3,082	53,627
Prestige Consumer Healthcare, Inc.(a)	2,648	96,440
R1 RCM, Inc.(a)	4,515	77,432
Select Medical Holdings Corp.(a)	2,508	52,217
SIGA Technologies, Inc.(a)	10,792	74,141
Simulations Plus, Inc.	1,191	89,754
STAAR Surgical Co.(a)	1,462	82,691
Supernus Pharmaceuticals, Inc.(a)	3,562	74,232
Surmodics, Inc.(a)	1,566	60,933
The Pennant Group, Inc.(a)	1,050	40,488
U.S. Physical Therapy, Inc.	624	54,213
Vanda Pharmaceuticals, Inc.(a)	7,045	68,055
Zynex, Inc.(a)(b)	3,203	55,892
		3,169,119
Industrials (15.1%):
AAON, Inc.	1,309	78,867
AAR Corp.	1,927	36,228
ACCO Brands Corp.	9,786	56,759
AeroVironment, Inc.(a)	983	58,990
Alamo Group, Inc.	703	75,945
Albany International Corp.	1,149	56,887
Ameresco, Inc., Class A(a)	1,791	59,819
American Woodmark Corp.(a)	495	38,877
Apogee Enterprises, Inc.	2,298	49,108
Applied Industrial Technologies, Inc.	1,065	58,682
ArcBest Corp.	1,974	61,312
Arcosa, Inc.	1,492	65,782
Astec Industries, Inc.	1,505	81,647
Atkore International Group, Inc.(a)	1,676	38,095
AZZ, Inc.	2,023	69,025
Barnes Group, Inc.	1,384	49,464
Brady Corp., Class A	1,753	70,155
Casella Waste Systems, Inc.(a)	1,455	81,262
CBIZ, Inc.(a)	3,757	85,923
Chart Industries, Inc.(a)	624	43,848
Cimpress PLC(a)	440	33,070
Columbus McKinnon Corp.	1,722	56,998
Comfort Systems USA, Inc.	1,250	64,388
Construction Partners, Inc., Class A(a)	3,389	61,680
CSW Industrials, Inc.	1,184	91,465
Dycom Industries, Inc.(a)	695	36,710
Echo Global Logistics, Inc.(a)	2,630	67,775
Encore Wire Corp.	1,619	75,154
Energy Recovery, Inc.(a)	8,171	67,002
Ennis, Inc.(c)	5,003	87,253
EnPro Industries, Inc.	1,038	58,554
ESCO Technologies, Inc.	905	72,907
Evoqua Water Technologies Corp.(a)	2,475	52,520
Federal Signal Corp.	2,767	80,936
Forrester Research, Inc.(a)	1,577	51,710
Forward Air Corp.	1,437	82,455
Foundation Building Materials, Inc.(a)	3,313	52,080
Franklin Electric Co., Inc.	1,259	74,067
GATX Corp.	1,112	70,890
Gibraltar Industries, Inc.(a)	1,160	75,562
GMS, Inc.(a)	1,967	47,405
GrafTech International Ltd.	8,093	55,356

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Great Lakes Dredge & Dock Corp.(a)	7,778	$73,969
Griffon Corp.	2,365	46,212
H&E Equipment Services, Inc.	2,655	52,197
Healthcare Services Group	3,096	66,657
Heartland Express, Inc.	5,347	99,455
Helios Technologies, Inc.	1,546	56,274
Herc Holdings, Inc.(a)	994	39,372
HNI Corp.	1,922	60,312
Hub Group, Inc., Class A(a)	1,679	84,278
Hyster-Yale Materials Handling, Inc.	1,541	57,248
ICF International, Inc.	1,134	69,775
Insperity, Inc.	755	49,445
JELD-WEN Holding, Inc.(a)	2,000	45,200
Kadant, Inc.	612	67,087
Kaman Corp.	1,358	52,921
KAR Auction Services, Inc.	3,371	48,542
Kforce, Inc.	2,097	67,460
Knoll, Inc.	4,402	53,088
Korn Ferry	2,308	66,932
Kratos Defense & Security Solutions, Inc.(a)	3,171	61,137
Lindsay Corp.	808	78,117
Macquarie Infrastructure Corp.	1,649	44,342
Marten Transport Ltd.	4,125	67,320
Matson, Inc.	1,528	61,258
McGrath RentCorp	1,095	65,251
Meritor, Inc.(a)	2,676	56,035
Moog, Inc., Class A	923	58,638
Mueller Industries, Inc.	2,026	54,824
Mueller Water Products, Inc., Class A	6,984	72,564
MYR Group, Inc.(a)	1,450	53,911
National Presto Industries, Inc.	1,077	88,163
NV5 Global, Inc.(a)	1,028	54,248
Patrick Industries, Inc.	773	44,463
PGT Innovations, Inc.(a)	3,035	53,173
Primoris Services Corp.	2,775	50,061
Raven Industries, Inc.	2,606	56,081
Rush Enterprises, Inc., Class A	1,652	83,492
SkyWest, Inc.	1,043	31,144
Spirit Airlines, Inc.(a)(b)	1,928	31,041
SPX Corp.(a)	1,609	74,625
Standex International Corp.	1,131	66,955
Steelcase, Inc., Class A	5,285	53,431
Systemax, Inc.	3,513	84,101
Tennant Co.	1,109	66,939
Terex Corp.	3,037	58,796
The Brink's Co.	1,163	47,788
The Gorman-Rupp Co.	2,260	66,580
The Greenbrier Cos., Inc.	2,011	59,123
TriMas Corp.(a)	3,308	75,422
Trinity Industries, Inc.	3,901	76,070
Triton International Ltd.	2,138	86,952
Valmont Industries, Inc.	680	84,442
Vectrus, Inc.(a)	1,692	64,296
Welbilt, Inc.(a)	5,721	35,241
WESCO International, Inc.(a)	1,078	47,454
		6,002,514

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Information Technology (9.2%):
A10 Networks, Inc.(a)	7,767	$49,476
ACM Research, Inc., Class A(a)	423	29,229
Advanced Energy Industries, Inc.(a)	802	50,478
Alarm.com Holdings, Inc.(a)	1,308	72,267
Amkor Technology, Inc.(a)	4,436	49,683
Axcelis Technologies, Inc.(a)	2,362	51,964
Badger Meter, Inc.	1,246	81,451
Benchmark Electronics, Inc.	3,080	62,062
Cass Information Systems, Inc.	1,989	80,037
CEVA, Inc.(a)	1,646	64,803
ChannelAdvisor Corp.(a)	2,809	40,646
CommVault Systems, Inc.(a)	1,945	79,356
CSG Systems International, Inc.	2,664	109,091
CTS Corp.	3,644	80,277
Digital Turbine, Inc.(a)	1,800	58,932
Diodes, Inc.(a)	1,558	87,949
Ebix, Inc.(b)	1,668	34,361
Endurance International Group Holdings, Inc.(a)	6,896	39,583
ePlus, Inc.(a)	939	68,735
EVERTEC, Inc.	2,255	78,271
ExlService Holdings, Inc.(a)	1,098	72,435
FormFactor, Inc.(a)	2,603	64,893
GreenSky, Inc., Class A(a)	11,022	48,938
Ichor Holdings Ltd.(a)	1,898	40,940
Insight Enterprises, Inc.(a)	1,222	69,141
InterDigital, Inc.	1,178	67,217
Knowles Corp.(a)	5,735	85,452
Methode Electronics, Inc.	2,861	81,539
MicroStrategy, Inc.(a)	654	98,466
Mitek Systems, Inc.(a)	6,707	85,447
MTS Systems Corp.	1,919	36,672
NCR Corp.(a)	2,290	50,701
NETGEAR, Inc.(a)	2,304	71,009
NetScout Systems, Inc.(a)	3,465	75,641
NIC, Inc.	4,962	97,751
OneSpan, Inc.(a)	2,524	52,903
OSI Systems, Inc.(a)	1,192	92,510
PC Connection, Inc.	1,629	66,887
Perficient, Inc.(a)	1,226	52,399
Photronics, Inc.(a)	7,104	70,756
Plexus Corp.(a)	949	67,028
Progress Software Corp.	2,806	102,924
Rogers Corp.(a)	597	58,542
Sanmina Corp.(a)	2,579	69,762
SPS Commerce, Inc.(a)	1,107	86,202
SunPower Corp.(a)	3,964	49,590
Super Micro Computer, Inc.(a)	2,450	64,680
Sykes Enterprises, Inc.(a)	2,371	81,112
Synaptics, Inc.(a)	760	61,119
Teradata Corp.(a)	3,428	77,816
TTEC Holdings, Inc.	1,342	73,206
Ultra Clean Holdings, Inc.(a)	2,166	46,482
Verra Mobility Corp.(a)	5,551	53,623
Virtusa Corp.(a)	1,318	64,793
Vishay Intertechnology, Inc.	4,425	68,897
		3,676,124

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Materials (5.3%):
Avient Corp.	2,016	$53,343
Boise Cascade Co.	1,388	55,409
Cabot Corp.	1,797	64,746
Carpenter Technology Corp.	2,385	43,312
Chase Corp.	567	54,092
Clearwater Paper Corp.(a)	1,315	49,891
Cleveland-Cliffs, Inc.(b)	7,637	49,030
Commercial Metals Co.	3,232	64,575
Compass Minerals International, Inc.	1,326	78,698
Domtar Corp.	1,980	52,015
Element Solutions, Inc.(a)	6,937	72,907
Forterra, Inc.(a)	2,894	34,207
Futurefuel Corp.	5,769	65,594
GCP Applied Technologies, Inc.(a)	2,467	51,684
Greif, Inc., Class A	1,780	64,453
H.B. Fuller Co.	1,550	70,959
Hawkins, Inc.	1,459	67,260
Ingevity Corp.(a)	1,050	51,912
Innospec, Inc.	946	59,901
Kaiser Aluminum Corp.	1,046	56,055
Koppers Holdings, Inc.(a)	1,605	33,561
Livent Corp.(a)	5,641	50,600
Materion Corp.	1,232	64,101
Minerals Technologies, Inc.	1,254	64,079
Myers Industries, Inc.	3,346	44,268
Orion Engineered Carbons SA	4,223	52,830
PQ Group Holdings, Inc.(a)	6,103	62,617
Schnitzer Steel Industries, Inc.	3,194	61,421
Schweitzer-Mauduit International, Inc.	2,337	71,021
Sensient Technologies Corp.	1,720	99,312
Stepan Co.	647	70,523
Summit Materials, Inc., Class A(a)	2,716	44,923
Tredegar Corp.	3,662	54,454
W.R. Grace & Co.	1,802	72,602
Warrior Met Coal, Inc.	3,330	56,876
Worthington Industries, Inc.	1,409	57,459
		2,120,690
Real Estate (1.0%):
Forestar Group, Inc.(a)	3,773	66,782
Kennedy-Wilson Holdings, Inc.	4,941	71,743
Marcus & Millichap, Inc.(a)	2,405	66,186
Newmark Group, Inc., Class A	7,166	30,957
The RMR Group, Inc., Class A	2,600	71,422
The St. Joe Co.(a)	3,898	80,416
		387,506
Utilities (2.7%):
ALLETE, Inc.	1,416	73,263
American States Water Co.	1,004	75,250
Avista Corp.	2,047	69,844
California Water Service Group	1,683	73,126
Chesapeake Utilities Corp.	973	82,023
MGE Energy, Inc.	1,066	66,796
Middlesex Water Co.	1,284	79,800
New Jersey Resources Corp.	2,079	56,175
Northwest Natural Holding Co.	1,299	58,962

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares US Discovery Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
NorthWestern Corp.	1,452	$70,625
Otter Tail Corp.(c)	1,752	63,370
SJW Group	1,115	67,859
South Jersey Industries, Inc.	3,366	64,863
Spire, Inc.	1,383	73,576
The York Water Co.	1,539	65,054
Unitil Corp.(c)	1,887	72,914
		1,113,500
Total Common Stocks (Cost $28,781,547)		31,206,089

Investment Companies (21.4%)
BlackRock Liquidity Funds T-Fund, Institutional Class, 0.04%(f)	8,534,456	8,534,456
Total Investment Companies (Cost $8,534,456)		8,534,456

Collateral for Securities Loaned^ (0.9%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(f)	8,284	8,284
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(f)	129,488	129,488
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(f)	57,608	57,608
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(f)	32,965	32,965
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(f)	148,216	148,216
Total Collateral for Securities Loaned (Cost $376,561)		376,561

Total Investments (Cost $37,692,564) — 100.8%		40,117,106
Liabilities in excess of other assets — (0.8)%		(309,192)
NET ASSETS - 100.00%		$39,807,914

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were 0.2% of the Fund's net assets.
(e)	Affiliated security.
(f)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	2	12/18/20	$152,063	$150,440	$(1,623)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(1,623)
	Total net unrealized appreciation (depreciation)				$(1,623)

Net Change
	Fair	Purchases	Proceeds	Realized	Capital	in Unrealized	Fair
Affiliated	Value	at	from	Gains	Gain	Appreciation/	Value	Dividend
Holdings	6/30/20	Cost	Sales	(Losses)	Distribution	Depreciation	9/30/20	Income
Victory Capital Holdings, Inc.	$50,212	$23,099	$-	$-	$-	$(785)	$72,526	$185

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)
Australia (4.1%):
Communication Services (0.4%):
REA Group Ltd.	816	$64,260
Telstra Corp. Ltd.	55,313	110,115
		174,375
Consumer Discretionary (0.1%):
Aristocrat Leisure Ltd.	2,826	60,650

Consumer Staples (0.7%):
Coles Group Ltd.	8,447	102,832
Wesfarmers Ltd.	2,761	87,825
Woolworths Group Ltd.	3,931	102,550
		293,207
Financials (1.4%):
ASX Ltd.	1,696	98,400
Australia & New Zealand Banking Group Ltd.	5,141	63,395
Commonwealth Bank of Australia	1,615	73,565
Insurance Australia Group Ltd.	25,715	80,656
Macquarie Group Ltd.	749	64,133
Magellan Financial Group Ltd.	1,331	53,985
National Australia Bank Ltd.	5,582	70,952
Suncorp Group Ltd.	10,817	65,454
Westpac Banking Corp.	5,667	68,339
		638,879
Health Care (0.6%):
CSL Ltd.	387	79,537
Ramsay Health Care Ltd.	1,608	76,091
Sonic Healthcare Ltd.	3,706	88,002
		243,630
Industrials (0.2%):
Brambles Ltd.	12,534	94,154

Materials (0.7%):
BHP Group Ltd.	3,084	78,621
Fortescue Metals Group Ltd.	5,523	64,467
Newcrest Mining Ltd.	3,097	69,283
Rio Tinto Ltd.	1,563	105,569
		317,940
		1,822,835
Austria (0.4%):
Energy (0.1%):
OMV AG (a)	1,701	46,662

Financials (0.1%):
Erste Group Bank AG (a)	2,637	55,258

Utilities (0.2%):
Verbund AG	1,231	67,364
		169,284
Belgium (1.3%):
Consumer Staples (0.2%):
Colruyt SA	1,271	82,486

Financials (0.7%):
Ageas SA/NV	1,565	63,956
Groupe Bruxelles Lambert SA	946	85,371
KBC Group NV	1,057	53,022

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Sofina SA	328	$89,593
		291,942
Health Care (0.3%):
Galapagos NV (a)	450	63,937
UCB SA	727	82,670
		146,607
Materials (0.1%):
Umicore SA	1,569	65,389
		586,424
Canada (8.0%):
Communication Services (0.8%):
BCE, Inc. (b)	2,215	91,868
Rogers Communications, Inc.	2,068	82,043
Shaw Communications, Inc., Class B	4,781	87,260
TELUS Corp. (b)	5,104	89,820
		350,991
Consumer Discretionary (0.4%):
Dollarama, Inc.	2,675	102,548
Restaurant Brands International, Inc.	1,148	65,945
		168,493
Consumer Staples (1.2%):
Alimentation Couche-Tard, Inc., Class B	2,694	93,826
George Weston Ltd. (b)	1,352	99,425
Loblaw Cos. Ltd.	1,994	104,433
Metro, Inc.	2,881	138,251
Saputo, Inc. (b)	3,988	100,044
		535,979
Energy (0.4%):
Canadian Natural Resources Ltd.	2,167	34,733
Enbridge, Inc.	2,152	62,876
Pembina Pipeline Corp.	1,603	34,025
TC Energy Corp.	1,427	59,914
		191,548
Financials (1.9%):
Bank of Montreal (b)	1,071	62,616
Brookfield Asset Management, Inc., Class A	1,936	64,068
Canadian Imperial Bank of Commerce (b)	942	70,420
Great-West Lifeco, Inc.	3,333	65,138
Intact Financial Corp.	889	95,203
Manulife Financial Corp.	4,183	58,186
National Bank of Canada (b)	1,176	58,420
Power Corp. of Canada (b)	2,858	56,005
Royal Bank of Canada	1,112	78,084
Sun Life Financial, Inc.	1,849	75,354
The Bank of Nova Scotia (b)	1,794	74,541
The Toronto-Dominion Bank	1,541	71,356
		829,391
Industrials (0.9%):
Canadian National Railway Co.	955	101,719
Canadian Pacific Railway Ltd.	280	85,184
Thomson Reuters Corp.	1,470	117,322
Waste Connections, Inc.	1,013	105,302
		409,527

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Information Technology (0.6%):
CGI, Inc. (a)	1,479	$100,400
Constellation Software, Inc.	90	100,020
Open Text Corp. (b)	2,018	85,303
		285,723
Materials (1.0%):
Aginco Eagle Mines Ltd.	793	63,189
Barrick Gold Corp.	2,333	65,536
Franco-Nevada Corp.	527	73,651
Kinross Gold Corp. (a)(b)	5,738	50,639
Kirkland Lake Gold Ltd.	1,018	49,699
Nutrien Ltd. (b)	2,033	79,723
Wheaton Precious Metals Corp.	1,396	68,500
		450,937
Utilities (0.8%):
Algonquin Power & Utilities Corp. (b)	5,407	78,542
Emera, Inc. (b)	2,208	90,715
Fortis, Inc. (b)	2,235	91,388
Hydro One Ltd. (c)	5,126	108,649
		369,294
		3,591,883
Cayman Islands (0.2%):
Consumer Staples (0.2%):
WH Group Ltd. (c)	100,148	81,154

Denmark (2.9%):
Consumer Staples (0.2%):
Carlsberg A/S, Class B	788	106,248

Financials (0.4%):
Danske Bank A/S (b)	5,411	73,385
Tryg A/S (b)	3,578	112,943
		186,328
Health Care (1.0%):
Coloplast A/S, Class B	702	110,962
Genmab A/S (a)	241	87,311
GN Store Nord A/S	1,159	87,775
Novo Nordisk A/S, Class B	2,038	141,038
		427,086
Industrials (0.6%):
AP Moller - Maersk A/S, Class B	46	73,037
DSV PANALPINA A/S	546	89,228
Vestas Wind Systems A/S	559	90,692
		252,957
Materials (0.5%):
Christian Hansen Holding A/S	948	105,393
Novozymes A/S, B Shares	1,965	123,776
		229,169
Utilities (0.2%):
Orsted A/S (b)(c)	765	105,485
		1,307,273
Finland (2.0%):
Communication Services (0.2%):
Elisa Oyj	1,765	104,035

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Consumer Staples (0.2%):
Kesko Oyj, Class B	3,926	$101,254

Energy (0.2%):
Neste Oyj	1,310	69,061

Financials (0.3%):
Nordea Bank Abp (a)	10,579	80,724
Sampo Oyj, Class A (b)	1,806	71,540
		152,264
Industrials (0.3%):
Kone Oyj, Class B	1,604	141,141

Information Technology (0.1%):
Nokia Oyj (a)	15,640	61,422

Materials (0.5%):
Stora Enso Oyj, Class R (b)	5,937	93,090
UPM-Kymmene Oyj	3,454	105,237
		198,327
Utilities (0.2%):
Fortum Oyj	4,100	83,032
		910,536
France (7.8%):
Communication Services (0.8%):
Iliad SA	416	76,590
Orange SA	9,896	103,064
Publicis Groupe SA	1,924	62,207
Vivendi SA	3,485	97,235
		339,096
Consumer Discretionary (1.2%):
Cie Generale des Etablissements Michelin SCA	745	80,105
Hermes International	129	111,334
Kering SA	134	89,164
LVMH Moet Hennessy Louis Vuitton SE	204	95,517
SEB SA	501	81,579
Sodexo SA	922	65,954
		523,653
Consumer Staples (1.2%):
Carrefour SA	5,975	95,717
Danone SA	1,854	120,018
L'Oreal SA	337	109,671
Pernod Ricard SA	744	118,749
Remy Cointreau SA	524	95,706
		539,861
Financials (0.7%):
Amundi SA (c)	996	70,291
AXA SA	3,602	66,616
BNP Paribas SA	1,475	53,560
CNP Assurances	3,423	42,857
Credit Agricole SA	6,289	55,088
Natixis SA	14,630	32,973
		321,385
Health Care (0.6%):
BioMerieux	500	78,427
Sanofi	1,305	130,543
Sartorius Stedim Biotech	213	73,562
		282,532

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Industrials (2.2%):
Alstom SA (a)	1,545	$77,013
Bollore SA	20,145	75,288
Bouygues SA	1,601	55,592
Bureau Veritas SA	4,003	90,382
Cie de Saint-Gobain	1,741	73,496
Edenred	1,586	71,396
Eiffage SA	755	61,797
Getlink SE	4,928	67,014
Legrand SA	1,043	83,365
Safran SA (a)	400	39,596
Schneider Electric SE	696	86,529
Teleperformance	248	76,637
Thales SA	973	73,184
Vinci SA	685	57,433
		988,722
Information Technology (0.5%):
Atos SE	976	78,719
Capgemini SE	552	71,020
Dassault Systemes SA	471	88,207
		237,946
Materials (0.4%):
Air Liquide SA	660	104,840
Arkema SA	671	71,283
		176,123
Utilities (0.2%):
Veolia Environnement SA	3,440	74,283
		3,483,601
Germany (7.5%):
Communication Services (0.7%):
Deutsche Telekom AG	6,322	105,908
Scout24 AG (b)(c)	1,365	119,214
United Internet AG, Registered Shares	2,128	81,501
		306,623
Consumer Discretionary (0.7%):
adidas AG (b)	269	87,068
Bayerische Motoren Werke AG	1,018	73,979
Puma SE (a)	837	75,417
Zalando SE (a)(c)	917	85,893
		322,357
Consumer Staples (0.3%):
Beiersdorf AG	1,125	127,928

Financials (0.8%):
Allianz SE	359	68,861
Deutsche Boerse AG	499	87,630
Hannover Rueck SE	476	73,770
Muenchener Rueckversicherungs-Gesellschaft AG, Class R	250	63,480
Talanx AG	1,906	61,491
		355,232
Health Care (0.9%):
Carl Zeiss Meditec AG	717	90,779
Fresenius Medical Care AG & Co. KGaA	1,526	128,839

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Fresenius SE & Co. KGaA	1,842	$83,849
Merck KGaA	797	116,370
		419,837
Industrials (0.8%):
Brenntag AG	1,364	86,827
Deutsche Post AG, Registered Shares	1,866	85,095
KION Group AG	849	72,835
MTU Aero Engines AG	267	44,447
Siemens AG, Registered Shares	607	76,766
		365,970
Information Technology (0.8%):
Bechtle AG	449	91,009
Infineon Technologies AG (b)	2,259	63,862
Nemetschek SE	896	65,649
SAP SE (b)	620	96,494
TeamViewer AG (a)(c)	1,248	61,623
		378,637
Materials (1.0%):
BASF SE	1,330	81,045
Covestro AG (c)	1,719	85,343
Evonik Industries AG (b)	2,784	72,128
HeidelbergCement AG	1,094	67,101
Symrise AG	867	119,934
		425,551
Real Estate (0.8%):
Deutsche Wohnen SE	2,529	126,566
LEG Immobilien AG	714	101,950
Vonovia SE (b)	1,583	108,710
		337,226
Utilities (0.7%):
E.ON SE	9,468	104,645
RWE AG	2,197	82,366
Siemens Energy AG (a)	304	8,183
Uniper SE	3,394	109,656
		304,850
		3,344,211
Hong Kong (4.5%):
Consumer Discretionary (0.3%):
Galaxy Entertainment Group Ltd.	10,126	67,879
Techtronic Industries Co. Ltd.	5,930	77,742
		145,621
Consumer Staples (0.2%):
Sun Art Retail Group Ltd.	66,126	72,954

Financials (0.7%):
AIA Group Ltd.	9,782	95,803
Hang Seng Bank Ltd.	7,700	113,367
Hong Kong Exchanges and Clearing Ltd.	2,190	102,240
		311,410
Health Care (0.2%):
Sino Biopharmaceutical Ltd.	74,044	80,638

Industrials (0.5%):
CK Hutchison Holdings Ltd.	16,008	96,257
MTR Corp. Ltd.	25,746	127,072
		223,329

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares		Value
Real Estate (1.5%):
CK Asset Holdings Ltd.	17,464		$85,069
Hang Lung Properties Ltd.	37,220		94,037
Henderson Land Development Co. Ltd.	31,678		116,701
New World Development Co. Ltd.	20,139		97,449
Shimao Group Holdings Ltd.	18,012		74,374
Sino Land Co. Ltd.	92,344		107,241
Sun Hung Kai Properties Ltd.	9,354		119,251
			694,122
Utilities (1.1%):
China Common Rich Renewable Energy INV Ltd. (a)(d)(e)	26,000		671
CK Infrastructure Holdings Ltd.	19,452		90,737
CLP Holdings Ltd.	16,000		148,649
Hong Kong and China Gas Co. Ltd.	94,154		134,856
Power Assets Holdings Ltd.	23,382		122,495
			497,408
			2,025,482
Ireland (1.3%):
Consumer Discretionary (0.2%):
Flutter Entertainment PLC	431		68,114

Consumer Staples (0.2%):
Kerry Group PLC	864		110,910

Industrials (0.6%):
DCC PLC	964		74,719
Experian PLC	2,244		84,534
Kingspan Group PLC (a)	953		86,807
			246,060
Materials (0.3%):
CRH PLC	1,906		68,976
Smurfit Kappa Group PLC	2,212		86,922
			155,898
			580,982
Israel (0.5%):
Financials (0.2%):
Bank Hapoalim BM	15,934		85,167
Isracard Ltd.	–	(f)	1
			85,168
Health Care (0.1%):
Teva Pharmaceutical Industries Ltd. (a)	6,085		55,095

Information Technology (0.2%):
Nice Ltd. (a)	402		90,866
			231,129
Italy (2.3%):
Communication Services (0.3%):
Infrastrutture Wireless Italiane SpA (c)	9,237		102,222
Telecom Italia SpA (b)	139,177		55,800
			158,022
Consumer Discretionary (0.2%):
Moncler SpA	2,016		82,671

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Energy (0.2%):
Snam SpA	15,951	$82,072

Financials (0.7%):
Assicurazioni Generali SpA	6,489	91,475
FinecoBank Banca Fineco SpA	4,930	67,938
Intesa Sanpaolo SpA (a)	35,647	66,988
Poste Italiane SpA (c)	7,951	70,541
		296,942
Health Care (0.4%):
DiaSorin SpA	415	83,630
Recordati Industria Chimica e Farmaceutica SpA	1,507	77,274
		160,904
Information Technology (0.1%):
Nexi SpA (a)(c)	3,530	70,847

Utilities (0.4%):
Enel SpA	9,941	86,448
Terna Rete Elettrica Nazionale SpA	13,077	91,583
		178,031
		1,029,489
Japan (20.3%):
Communication Services (1.8%):
KDDI Corp.	4,008	100,951
Nexon Co. Ltd.	3,300	82,054
Nintendo Co. Ltd.	200	113,153
Nippon Telegraph & Telephone Corp.	5,928	120,865
NTT DOCOMO, Inc.	4,792	176,547
Softbank Corp.	13,100	146,280
Z Holdings Corp.	10,630	70,464
		810,314
Consumer Discretionary (3.2%):
Bandai Namco Holdings, Inc.	1,700	123,957
Bridgestone Corp.	3,760	118,273
Fast Retailing Co. Ltd.	100	62,456
Honda Motor Co. Ltd.	3,200	75,061
Nitori Holdings Co. Ltd.	630	130,541
Oriental Land Co. Ltd.	708	98,966
Pan Pacific International Holdings Corp.	4,100	95,258
Panasonic Corp.	9,100	76,701
Sekisui House Ltd.	5,372	94,628
Shimano, Inc.	440	86,456
Sony Corp.	1,500	114,253
Subaru Corp.	4,000	77,079
Suzuki Motor Corp.	1,600	68,021
Toyota Industries Corp.	1,808	113,847
Toyota Motor Corp.	1,724	113,331
		1,448,828
Consumer Staples (1.5%):
Asahi Group Holdings Ltd.	2,760	95,690
Japan Tobacco, Inc.	7,644	139,180
Kao Corp.	1,618	121,016
Kirin Holdings Co. Ltd.	5,000	93,575
Seven & i Holdings Co. Ltd.	2,900	89,379
Unicharm Corp.	2,694	120,381
		659,221
Financials (2.7%):
Dai-ichi Life Holdings, Inc.	5,488	76,868

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Japan Exchange Group, Inc.	4,200	$117,019
Japan Post Bank Co. Ltd.	13,912	108,314
Japan Post Holdings Co. Ltd.	15,000	101,821
Mitsubishi UFJ Financial Group, Inc.	25,600	101,016
Mizuho Financial Group, Inc.	7,900	98,179
MS&AD Insurance Group Holdings, Inc.	5,000	133,902
Nomura Holdings, Inc.	17,200	78,065
ORIX Corp.	6,868	84,995
Sompo Holdings, Inc.	2,400	82,595
Sumitomo Mitsui Financial Group, Inc.	3,684	101,926
Tokio Marine Holdings, Inc.	2,400	104,694
		1,189,394
Health Care (3.1%):
Astellas Pharma, Inc.	6,652	98,850
Chugai Pharmaceutical Co. Ltd.	2,290	102,393
Daiichi Sankyo Co. Ltd.	3,000	91,863
Eisai Co. Ltd.	954	86,706
Hoya Corp.	1,018	114,495
Kyowa Kirin Co. Ltd.	4,000	113,267
M3, Inc.	1,400	86,297
Olympus Corp.	3,600	74,492
Ono Pharmaceutical Co. Ltd.	3,984	124,828
Otsuka Holdings Co. Ltd.	2,300	97,017
Shionogi & Co. Ltd.	1,828	97,580
Sysmex Corp.	1,174	111,666
Takeda Pharmaceutical Co. Ltd.	2,900	102,965
Terumo Corp.	2,400	95,135
		1,397,554
Industrials (3.6%):
Central Japan Railway Co.	654	93,588
Daikin Industries Ltd.	566	103,592
FANUC Corp.	530	101,125
ITOCHU Corp. (b)	4,900	124,765
Komatsu Ltd.	4,188	91,743
Kubota Corp.	5,804	103,338
Mitsubishi Corp.	5,692	135,620
Mitsubishi Electric Corp.	8,152	109,892
Mitsui & Co. Ltd.	5,986	102,349
Nidec Corp.	1,054	98,003
Recruit Holdings Co. Ltd.	1,820	71,799
Secom Co. Ltd.	1,410	128,444
SG Holdings Co. Ltd.	2,100	108,535
SMC Corp.	214	118,639
Sumitomo Corp.	8,198	97,840
		1,589,272
Information Technology (3.2%):
Canon, Inc.	5,414	89,669
FUJIFILM Holdings Corp.	1,960	96,374
Fujitsu Ltd.	700	95,192
Hitachi Ltd.	2,600	87,357
Keyence Corp.	328	152,351
Kyocera Corp.	2,000	113,741
Murata Manufacturing Co. Ltd.	1,902	122,164
NEC Corp.	1,700	98,985
Nomura Research Institute Ltd.	3,374	99,028
NTT Data Corp.	8,008	101,913

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Obic Co. Ltd.	600	$104,922
Omron Corp.	1,400	108,601
Oracle Corp.	900	96,615
Tokyo Electron Ltd.	326	84,491
		1,451,403
Materials (0.5%):
Nippon Paint Holdings Co. Ltd.	1,038	106,409
Shin-Etsu Chemical Co. Ltd.	770	99,928
		206,337
Real Estate (0.7%):
Daiwa House Industry Co. Ltd.	3,400	86,975
Mitsubishi Estate Co. Ltd.	5,352	80,547
Mitsui Fudosan Co. Ltd.	4,478	77,563
Sumitomo Realty & Development Co. Ltd.	2,400	70,600
		315,685
		9,068,008
Korea, Republic Of (4.7%):
Communication Services (0.8%):
NAVER Corp.	316	80,128
NCSoft Corp.	113	77,891
Netmarble Corp. (a)(c)	594	84,328
SK Telecom Co. Ltd.	594	120,903
		363,250
Consumer Discretionary (0.7%):
Hyundai Mobis Co. Ltd.	381	74,942
Hyundai Motor Co.	454	69,306
Kia Motors Corp.	2,043	81,944
LG Electronics, Inc.	1,216	95,362
		321,554
Consumer Staples (0.7%):
Amorepacific Corp.	565	79,244
KT&G Corp.	1,686	118,811
LG Household & Health Care Ltd.	74	91,638
		289,693
Financials (0.5%):
KB Financial Group, Inc.	2,272	72,961
Samsung Life Insurance Co. Ltd.	1,183	61,715
Shinhan Financial Group Co. Ltd.	3,083	72,771
		207,447
Health Care (0.4%):
Celltrion Healthcare Co. Ltd. (a)	731	54,826
Celltrion, Inc. (a)	263	57,917
Samsung Biologics Co. Ltd. (a)(c)	110	64,911
		177,654
Industrials (0.3%):
LG Corp.	1,091	69,138
Samsung C&T Corp.	866	77,765
		146,903
Information Technology (1.0%):
Samsung Electro-Mechanics Co. Ltd.	708	84,163
Samsung Electronics Co. Ltd.	2,283	113,633
Samsung SDI Co. Ltd.	161	59,688
Samsung SDS Co. Ltd.	737	106,835

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
SK Hynix, Inc.	1,350	$96,981
		461,300
Materials (0.3%):
LG Chem Ltd.	97	54,253
POSCO	575	96,382
		150,635
		2,118,436
Luxembourg (0.3%):
Health Care (0.2%):
Eurofins Scientific	100	79,178

Real Estate (0.1%):
Aroundtown SA	12,298	61,849
		141,027
Macau (0.2%):
Consumer Discretionary (0.2%):
Sands China Ltd.	18,722	72,112

Netherlands (3.7%):
Communication Services (0.2%):
Koninklijke KPN NV	37,145	87,395

Consumer Staples (1.3%):
Davide Campari-Milano NV (b)	8,306	90,741
Heineken Holding NV	1,357	105,710
Heineken NV	1,268	112,794
Koninklijke Ahold Delhaize NV	4,324	127,993
Unilever NV	2,116	127,751
		564,989
Financials (0.6%):
ABN AMRO Bank NV (a)(b)(c)	5,838	48,948
Euronext NV (c)	718	89,979
ING Groep NV (a)	6,909	49,058
NN Group NV	1,953	73,379
		261,364
Health Care (0.2%):
Koninklijke Philips NV	2,227	104,951

Industrials (0.5%):
Randstad NV	1,424	74,337
Wolters Kluwer NV	1,490	127,232
		201,569
Information Technology (0.4%):
Adyen NV (a)(c)	56	103,233
ASML Holding NV	221	81,533
		184,766
Materials (0.5%):
Akzo Nobel NV	992	100,500
Koninklijke DSM NV	755	124,444
		224,944
		1,629,978
New Zealand (0.5%):
Consumer Staples (0.2%):
a2 Milk Co. Ltd. (a)	8,591	87,150

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Health Care (0.1%):
Fisher & Paykel Healthcare Corp. Ltd.	3,451	$75,927

Information Technology (0.2%):
Xero Ltd. (a)	1,060	76,476
		239,553
Norway (1.5%):
Communication Services (0.5%):
Schibsted ASA, Class A (a)	2,033	90,177
Telenor ASA	7,607	127,664
		217,841
Consumer Staples (0.4%):
Mowi ASA	4,732	84,187
Orkla ASA, Class A	11,442	115,841
		200,028
Financials (0.4%):
DNB ASA (a)	4,955	68,726
Gjensidige Forsikring ASA	5,250	106,665
		175,391
Materials (0.2%):
Yara International ASA	2,447	94,366
		687,626
Portugal (0.5%):
Consumer Staples (0.3%):
Jeronimo Martins SGPS SA	6,938	111,469

Utilities (0.2%):
Energias de Portugal SA	18,353	90,257
		201,726
Russian Federation (0.1%):
Materials (0.1%):
Polymetal International PLC	2,856	62,250

Singapore (1.5%):
Communication Services (0.3%):
Singapore Telecommunications Ltd.	76,700	119,150

Consumer Staples (0.2%):
Wilmar International Ltd.	27,562	88,864

Financials (0.8%):
DBS Group Holdings Ltd.	7,578	110,558
Oversea-Chinese Banking Corp. Ltd.	20,138	124,248
United Overseas Bank Ltd.	8,592	119,811
		354,617
Real Estate (0.2%):
CapitaLand Ltd.	51,636	102,538
		665,169
Spain (1.8%):
Consumer Discretionary (0.2%):
Industria de Diseno Textil SA	3,183	88,809

Financials (0.2%):
CaixaBank SA	31,772	67,528

Health Care (0.2%):
Grifols SA	3,559	102,595

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Industrials (0.1%):
Aena SME SA (c)	423	$59,159

Information Technology (0.2%):
Amadeus IT Group SA	1,103	61,536

Utilities (0.9%):
Endesa SA	3,635	97,286
Iberdrola SA	8,050	99,184
Naturgy Energy Group SA	4,717	94,670
Red Electrica Corp. SA	5,922	111,182
		402,322
		781,949
Sweden (5.5%):
Communication Services (0.5%):
Tele2 AB, B Shares (b)	7,586	107,450
Telia Co. AB	28,394	116,880
		224,330
Consumer Discretionary (0.3%):
Evolution Gaming Group AB (c)	839	55,745
Hennes & Mauritz AB, Class B	4,229	73,104
		128,849
Consumer Staples (0.7%):
Essity AB, Class B (a)	3,600	121,768
ICA Gruppen AB (b)	2,044	103,957
Swedish Match AB	1,430	117,057
		342,782
Financials (1.5%):
EQT AB	2,825	54,972
Industrivarden AB, Class C	3,489	93,109
Investor AB, Class B	1,606	105,307
Kinnevik AB, Class B	2,171	88,432
L E Lundbergforetagen AB, Class B	2,112	104,797
Skandinaviska Enskilda Banken AB, Class A (a)	8,436	75,049
Svenska Handelsbanken AB, Class A (a)	8,293	69,775
Swedbank AB, Class A (a)	4,982	78,324
		669,765
Industrials (1.7%):
Alfa Laval AB	3,331	73,972
Assa Abloy AB, Class B	4,097	96,154
Atlas Copco AB, Class A	1,933	92,590
Epiroc AB, Class A	6,078	88,365
Nibe Industrier AB, Class B (a)	2,908	75,071
Sandvik AB (a)	4,002	78,635
Skanska AB, Class B (a)	4,339	91,994
SKF AB, Class B	3,889	80,672
Volvo AB, Class B	4,220	81,575
		759,028
Information Technology (0.4%):
Hexagon AB, Class B	1,177	89,116
Telefonaktiebolaget LM Ericsson, Class B	7,358	80,779
		169,895
Materials (0.4%):
Boliden AB	2,482	73,943

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Svenska Cellulosa AB SCA, Class B (a)	7,263	$99,833
		173,776
		2,468,425
Switzerland (7.5%):
Communication Services (0.3%):
Swisscom AG, Registered Shares	232	123,105

Consumer Discretionary (0.4%):
Cie Financiere Richemont SA, Registered Shares	1,406	94,212
The Swatch Group AG, B Shares (b)	420	98,021
		192,233
Consumer Staples (1.1%):
Barry Callebaut AG, Registered Shares	74	164,587
Chocoladefabriken Lindt & Spruengli AG	14	118,212
Coca-Cola HBC AG	2,781	68,599
Nestle SA, Registered Shares	1,257	149,262
		500,660
Financials (1.3%):
Banque Cantonale Vaudoise, Registered Shares	1,258	127,877
Credit Suisse Group AG, Registered Shares	5,989	60,124
Julius Baer Group Ltd.	1,498	63,886
Partners Group Holding AG	90	82,845
Swiss Life Holding AG	197	74,560
UBS Group AG, Registered Shares	6,440	72,037
Zurich Insurance Group AG	228	79,409
		560,738
Health Care (1.4%):
Lonza Group AG, Registered Shares	171	105,594
Novartis AG, Registered Shares	1,512	131,216
Roche Holding AG	359	122,870
Sonova Holding AG (a)	407	103,253
Straumann Holding AG, Class R	82	82,819
Vifor Pharma AG	560	76,264
		622,016
Industrials (1.5%):
ABB Ltd., Registered Shares	3,571	90,943
Adecco Group AG	1,463	77,345
Geberit AG, Registered Shares	198	117,364
Kuehne + Nagel International AG	588	114,496
Schindler Holding AG	537	146,672
SGS SA, Registered Shares	47	126,024
		672,844
Information Technology (0.5%):
Logitech International SA, Class R	1,347	104,858
Stmicroelectronics NV	2,088	64,254
Temenos AG	493	66,417
		235,529
Materials (1.0%):
EMS-Chemie Holding AG	148	132,843
Givaudan SA, Registered Shares	31	133,655
LafargeHolcim Ltd.	1,856	84,637
Sika AG, Registered Shares	397	97,569
		448,704
		3,355,829

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
United Kingdom (8.5%):
Communication Services (0.3%):
BT Group PLC	53,552	$67,968
Informa PLC (a)	11,182	54,314
		122,282
Consumer Discretionary (0.5%):
Compass Group PLC	4,240	63,945
JD Sports Fashion PLC	5,131	53,578
Next PLC	796	61,102
Persimmon PLC	1,695	54,078
		232,703
Consumer Staples (1.4%):
Associated British Foods PLC	2,877	69,315
British American Tobacco PLC	3,020	108,215
Diageo PLC	2,915	99,658
Imperial Brands PLC	5,755	101,531
Tesco PLC	45,263	124,087
Unilever PLC	1,996	122,984
		625,790
Financials (1.8%):
3i Group PLC	5,402	69,455
Admiral Group PLC	3,245	109,307
Aviva PLC	18,724	69,013
Barclays PLC	38,651	48,672
Hargreaves Lansdown PLC	2,998	60,414
Legal & General Group PLC	18,103	43,989
Lloyds Banking Group PLC (a)	180,359	61,323
London Stock Exchange Group PLC	819	93,783
Natwest Group PLC	43,092	58,957
Phoenix Group Holdings PLC	8,012	71,135
Schroders PLC	1,981	68,876
Standard Chartered PLC	13,914	63,922
		818,846
Health Care (0.7%):
AstraZeneca PLC	993	108,341
GlaxoSmithKline PLC	6,231	116,721
Smith & Nephew PLC	3,951	77,299
		302,361
Industrials (1.6%):
Ashtead Group PLC	1,598	57,725
BAE Systems PLC	13,438	83,562
Bunzl PLC	2,797	90,463
Ferguson PLC	757	76,293
Intertek Group PLC	1,182	96,587
RELX PLC	4,748	105,725
Rentokil Initial PLC (a)	11,376	78,606
Spirax-Sarco Engineering PLC	769	109,775
		698,736
Information Technology (0.6%):
AVEVA Group PLC	977	60,324
Halma PLC	3,342	101,106
The Sage Group PLC	10,759	100,049
		261,479
Materials (1.2%):
Anglo American PLC	2,448	59,241

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares Developed Enhanced Volatility Wtd ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Antofagasta PLC	4,925	$65,031
BHP Group PLC	3,021	64,455
Croda International PLC	1,599	128,930
Fresnillo PLC	3,783	58,419
Mondi PLC	4,581	96,894
Rio Tinto PLC	1,308	78,560
		551,530
Utilities (0.4%):
National Grid PLC	8,940	102,626
SSE PLC	4,505	70,208
		172,834
		3,786,561
Total Common Stocks (Cost $43,110,308)		44,442,932

Collateral for Securities Loaned^ (4.9%)
United States (4.9%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (g)	48,124	48,124
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (g)	752,214	752,214
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (g)	334,651	334,651
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (g)	191,497	191,497
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (g)	861,009	861,009
Total Collateral for Securities Loaned (Cost $2,187,495)		2,187,495

Total Investments (Cost $45,297,803) — 104.3%		46,630,427
Liabilities in excess of other assets — (4.3)%		(1,903,619)
NET ASSETS - 100.00%		$44,726,808

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $1,467,565 and amounted to 3.3% of net assets.
(d)	Security was fair valued using significant unobservable inputs as of September 30, 2020.
(e)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were less than 0.05% of the Fund's net assets.
(f)	Rounds to less than 1.
(g)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Victory Portfolios	Schedule of Portfolio Investments
VictoryShares Nasdaq Next 50 ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.6%)
Communication Services (7.3%):
Liberty Broadband Corp., Class C(a)	11,171	$1,596,000
ViacomCBS, Inc., Class B	41,153	1,152,696
Yandex NV, Class A(a)	22,947	1,497,292
		4,245,988
Consumer Discretionary (15.6%):
DraftKings, Inc., Class A(a)	25,957	1,527,310
Etsy, Inc.(a)	8,714	1,059,884
Garmin Ltd.	13,967	1,324,910
Peloton Interactive, Inc., Class A(a)	15,043	1,492,867
Pool Corp.	2,927	979,199
Roku, Inc.(a)	7,729	1,459,235
Tractor Supply Co.	8,479	1,215,380
		9,058,785
Electronic Equipment, Instruments & Components (4.6%):
Cognex Corp.	12,634	822,473
Trimble, Inc.(a)	18,271	889,798
Zebra Technologies Corp.(a)	3,894	983,079
		2,695,350
Health Care (15.3%):
ABIOMED, Inc.(a)	3,287	910,696
Alnylam Pharmaceuticals, Inc.(a)	8,465	1,232,504
Hologic, Inc.(a)	18,906	1,256,682
Horizon Therapeutics PLC(a)	15,930	1,237,442
Insulet Corp.(a)	4,788	1,132,793
Masimo Corp.(a)	4,017	948,253
Neurocrine Biosciences, Inc.(a)	6,804	654,273
Quidel Corp.(a)	3,065	672,400
Sarepta Therapeutics, Inc.(a)	5,733	805,085
		8,850,128
Industrials (10.4%):
C.H. Robinson Worldwide, Inc.	9,847	1,006,265
Expeditors International of Washington, Inc.	12,238	1,107,784
J.B. Hunt Transport Services, Inc.	7,707	974,011
Nikola Corp.(a)	27,823	569,815
Nordson Corp.	4,211	807,754
Old Dominion Freight Line, Inc.	8,561	1,548,856
		6,014,485
IT Services (10.4%):
Akamai Technologies, Inc.(a)	11,879	1,313,105
Jack Henry & Associates, Inc.	5,600	910,504
MongoDB, Inc.(a)	3,697	855,892
Okta, Inc.(a)	8,762	1,873,754
Wix.com Ltd.(a)	4,027	1,026,281
		5,979,536
Semiconductors & Semiconductor Equipment (8.5%):
Marvell Technology Group Ltd.	48,917	1,942,005
Monolithic Power Systems, Inc.	3,280	917,121
Qorvo, Inc.(a)	8,339	1,075,814
Teradyne, Inc.	12,126	963,532
		4,898,472

Victory Portfolios	Schedule of Portfolio Investments — continued
VictoryShares Nasdaq Next 50 ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Software (22.7%):
Atlassian Corp. PLC, Class A(a)	9,354	$1,700,464
Coupa Software, Inc.(a)	4,864	1,333,903
Crowdstrike Holdings, Inc., Class A(a)	11,031	1,514,777
Datadog, Inc., Class A(a)	13,846	1,414,507
Fortinet, Inc.(a)	11,810	1,391,336
NortonLifeLock, Inc.	43,136	898,954
Open Text Corp.	19,852	838,548
SS&C Technologies Holdings, Inc.	18,806	1,138,139
The Trade Desk, Inc., Class A(a)	3,052	1,583,317
Zscaler, Inc.(a)	9,525	1,340,072
		13,154,017
Technology Hardware, Storage & Peripherals (3.2%):
Logitech International SA, Class R	12,310	951,686
Seagate Technology PLC	18,728	922,729
		1,874,415
Utilities (1.6%):
Alliant Energy Corp.	18,219	941,011
Total Common Stocks (Cost $55,791,033)		57,712,187

Total Investments (Cost $55,791,033) — 99.6%		57,712,187
Other assets in excess of liabilities — 0.4%		255,489
NET ASSETS - 100.00%		$57,967,676

(a)	Non-income producing security.

PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
NASDAQ 100 E-Mini Futures	1	12/21/20	$219,859	$228,145	$8,286

	Total unrealized appreciation				$8,286
	Total unrealized depreciation				–
	Total net unrealized appreciation (depreciation)				$8,286

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (9.4%)
AmeriCredit Automobile Receivables Trust, Series 2017-4, Class C, 2.60%, 9/18/23, Callable 5/18/22 @ 100	$500,000	$510,886
AmeriCredit Automobile Receivables Trust, Series 2017-3, Class D, 3.18%, 7/18/23, Callable 3/18/22 @ 100	500,000	516,089
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D, 3.42%, 4/18/23, Callable 12/18/21 @ 100	820,000	843,532
Bank of The West Auto Trust, Series 2018-1, Class C, 3.98%, 5/15/24, Callable 2/15/22 @ 100(a)	400,000	417,219
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 1/15/22 @ 100(a)	500,000	513,096
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 3/19/22 @ 100(a)	500,000	518,808
CARS LP, Series 2020-1A, Class A1, 2.69%, 2/15/50(a)	633,717	649,309
CNH Equipment Trust, Series 2017-B, Class B, 2.47%, 12/16/24, Callable 11/15/21 @ 100	500,000	506,642
Credit Acceptance Auto Loan Trust, Series 2018-1A, Class B, 3.60%, 4/15/27, Callable 6/15/21 @ 100(a)	500,000	510,458
Drive Auto Receivables Trust, Series 2020-2, Class C, 2.28%, 8/17/26, Callable 2/15/25 @ 100	750,000	771,360
Drive Auto Receivables Trust, Series 2018-4, Class C, 3.66%, 11/15/24, Callable 9/15/22 @ 100	316,000	319,848
Evergreen Credit Card Trust, Series 2019-2, Class B, 2.27%, 9/15/24(a)	750,000	769,893
Exeter Automobile Receivables Trust, Series 2020-3A, Class C, 2.17%, 7/15/25, Callable 10/15/24 @ 100	472,000	472,996
Ford Credit Auto Owner Trust, Series 2018-B, Class A3, 3.24%, 4/15/23, Callable 7/15/22 @ 100	330,006	335,772
GM Financial Automobile Leasing Trust, Series 2020-3, Class A4, 0.51%, 10/21/24, Callable 3/20/23 @ 100	1,000,000	999,969
GM Financial Automobile Leasing Trust, Series 2020-1, Class B, 1.84%, 12/20/23, Callable 8/20/22 @ 100	489,000	498,141
GM Financial Consumer Automobile Receivables Trust, Series 2018-3, Class A3, 3.02%, 5/16/23, Callable 4/16/22 @ 100	358,320	364,314
GreatAmerica Leasing Receivables Funding LLC, Series 2018-1, Class A4, 2.83%, 6/17/24, Callable 11/15/21 @ 100(a)	500,000	508,929
Honda Auto Receivables Owner Trust, Series 2020-3, Class A3, 0.37%, 10/18/24, Callable 11/18/23 @ 100	1,000,000	999,763
InSite Issuer LLC, Series 2020-1A, Class A, 1.50%, 9/15/50, Callable 10/15/20 @ 100(a)	554,000	553,162
Kubota Credit Owner Trust, Series 2020-1A, Class A2, 1.92%, 12/15/22, Callable 10/15/23 @ 100(a)	1,000,000	1,011,609
Mercedes-Benz Auto Lease Trust, Series 2020-B, Class A3, 0.40%, 11/15/23, Callable 3/15/23 @ 100	1,000,000	1,000,069
MMAF Equipment Finance LLC, Series 2016-A, Class A4, 1.76%, 1/17/23, Callable 7/15/25 @ 100(a)	53,746	54,041
Nissan Auto Lease Trust 2020-B, Series 2020-B, Class A3, 0.43%, 10/16/23, Callable 5/15/23 @ 100	1,000,000	999,700
Nissan Auto Receivables Owner Trust, Series 2017-B, Class A4, 1.95%, 10/16/23, Callable 8/15/21 @ 100	800,000	807,066
OSCAR US Funding Trust LLC, Series 2017-1A, Class A4, 3.30%, 5/10/24(a)	343,435	348,719
PSNH Funding LLC, Series 2018-1, Class A1, 3.09%, 2/1/26	297,496	310,742

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Santander Drive Auto Receivables Trust, Series 2019-3, Class C, 2.49%, 10/15/25, Callable 3/15/23 @ 100	$750,000	$765,757
Santander Drive Auto Receivables Trust, Series 2018-5, Class B, 3.52%, 12/15/22, Callable 9/15/22 @ 100	24,660	24,687
SCF Equipment Leasing LLC, Series 2017-2A, Class A, 3.41%, 12/20/23, Callable 10/20/20 @ 100(a)	36,826	36,987
SCF Equipment Leasing LLC, Series 2017-1, Class A, 3.77%, 1/20/23, Callable 3/20/21 @ 100(a)	118,920	119,328
SCF Equipment Leasing LLC, Series 2019-2A, Class A2, 2.47%, 4/20/26, Callable 1/20/25 @ 100(a)	750,000	764,077
Synchrony Card Issuance Trust, Series 2018-A1, Class A, 3.38%, 9/15/24	370,000	380,625
Vantage Data Centers LLC, Series 2020-1A, Class A2, 1.65%, 9/15/45, Callable 9/15/23 @ 100(a)(b)	1,000,000	1,000,782
Westlake Automobile Receivables Trust, Series 2019-2A, Class C, 2.84%, 7/15/24, Callable 11/15/22 @ 100(a)	500,000	511,850
World Omni Select Auto Trust, Series 2020-A, Class A3, 0.55%, 7/15/25, Callable 5/15/24 @ 100	1,000,000	1,001,640
Total Asset-Backed Securities (Cost $20,462,321)		20,717,865

Collateralized Mortgage Obligations (2.6%)
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class B, 4.38%, 1/10/36(a)	500,000	534,315
FREMF Mortgage Trust, Series 2011-K12, Class B, 4.50%, 1/25/46(a)(c)	500,000	502,759
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2013-C10, Class A5, 3.14%, 12/15/47	981,542	1,025,894
Madison Park Funding Ltd., Series 2013-11A, Class AR, 1.42% (LIBOR03M+116bps), 7/23/29, Callable 10/23/20 @ 100(a)(d)	500,000	495,150
Oaktree EIF Ltd., Series 2016-IIIA, Class B, 2.27% (LIBOR03M+200bps), 10/20/27, Callable 10/20/20 @ 100(a)(d)	500,000	496,700
Palmer Square Loan Funding Ltd., Series 2020-1A, Class A1, 1.05% (LIBOR03M+80bps), 2/20/28, Callable 2/20/21 @ 100(a)(d)	477,536	475,169
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A1, 0.92% (LIBOR03M+65bps), 7/15/26, Callable 10/15/20 @ 100(a)(d)	213,726	211,396
Palmer Square Loan Funding Ltd., Series 2018-2A, Class A2, 1.33% (LIBOR03M+105bps), 7/15/26, Callable 10/15/20 @ 100(a)(d)	500,000	485,400
WFRBS Commercial Mortgage Trust, Series 2012-C9, Class ASB, 2.45%, 11/15/45, Callable 7/15/22 @ 100	261,010	265,428
WFRBS Commercial Mortgage Trust, Series 2012-C7, Class AS, 4.09%, 6/15/45(c)	225,017	232,925
WFRBS Commercial Mortgage Trust, Series 2011-C5, Class A4, 3.67%, 11/15/44, Callable 9/15/21 @ 100	971,928	989,026
Total Collateralized Mortgage Obligations (Cost $5,698,898)		5,714,162

Corporate Bonds (50.3%)
Communication Services (1.6%):
Pearson Funding Four PLC, 3.75%, 5/8/22 (a)	750,000	769,035
Sprint Spectrum, 3.36%, 3/20/23 (a)	950,000	961,657

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
The Interpublic Group Cos., Inc., 3.50%, 10/1/20	$2,000,000	$2,000,000
		3,730,692
Consumer Discretionary (4.6%):
Association of American Medical Colleges, 2.12%, 10/1/24	750,000	755,831
Carnival Corp., 3.95%, 10/15/20	500,000	499,225
Expedia Group, Inc., 6.25%, 5/1/25, Callable 2/1/25 @ 100 (a)	1,000,000	1,101,460
Howard University
2.64%, 10/1/21	500,000	497,230
2.74%, 10/1/22	500,000	517,705
International Game Technology PLC, 6.25%, 2/15/22, Callable 8/15/21 @ 100 (a)	431,000	440,404
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC, 5.00%, 6/1/24, Callable 10/9/20 @ 102.5 (a)	500,000	512,650
Lennar Corp., 2.95%, 11/29/20	770,000	770,000
Macys Retail Holdings, Inc., 3.45%, 1/15/21, Callable 12/15/20 @ 100 (e)	999,000	986,952
Marriott International, Inc., 0.85%(LIBOR03M+60bps), 12/1/20 (d)	425,000	424,210
Meritage Homes Corp., 7.00%, 4/1/22	733,000	781,553
Newell Brands, Inc., 3.65%, 4/1/21, Callable 3/1/21 @ 100 (f)	750,000	752,378
Nissan Motor Co. Ltd., 3.04%, 9/15/23 (a)	1,000,000	1,013,710
QVC, Inc., 4.38%, 3/15/23	500,000	519,390
Toll Brothers Finance Corp., 5.88%, 2/15/22, Callable 11/15/21 @ 100	544,000	566,255
		10,138,953
Consumer Staples (4.0%):
Alimentation Couche-Tard, Inc., 2.70%, 7/26/22, Callable 6/26/22 @ 100 (a)	500,000	515,775
Altria Group, Inc., 4.75%, 5/5/21	500,000	512,745
Avon International Capital PLC, 6.50%, 8/15/22, Callable 11/9/20 @ 101.97 (a)	500,000	501,510
Conagra Brands, Inc., 0.77%(LIBOR03M+50bps), 10/9/20 (d)	2,000,000	2,000,179
Kraft Heinz Foods Co., 3.50%, 7/15/22	2,000,000	2,096,103
Nestle Holdings, Inc., 2.38%, 11/17/22	1,000,000	1,040,008
Reckitt Benckiser Treasury Services PLC, 2.38%, 6/24/22, Callable 5/24/22 @ 100 (a)	400,000	411,764
Unilever Capital Corp., 2.60%, 5/5/24, Callable 3/5/24 @ 100	750,000	803,078
Walmart, Inc., 3.55%, 6/26/25, Callable 4/26/25 @ 100	750,000	848,460
		8,729,622
Energy (8.5%):
Aker BP ASA, 2.88%, 1/15/26, Callable 12/15/25 @ 100 (a)	437,000	432,779
Apache Corp., 3.63%, 2/1/21, Callable 11/3/20 @ 100	750,000	749,700
BG Energy Capital PLC, 4.00%, 10/15/21 (a)	650,000	672,678
Buckeye Partners LP, 4.88%, 2/1/21, Callable 11/2/20 @ 100	500,000	500,000
Energy Transfer Operating LP, 5.20%, 2/1/22, Callable 11/1/21 @ 100	1,000,000	1,035,590
Eni SpA, 4.15%, 10/1/20 (a)	300,000	300,000
EQM Midstream Partners LP
4.75%, 7/15/23, Callable 6/15/23 @ 100 (g)	400,000	399,176
4.00%, 8/1/24, Callable 5/1/24 @ 100	250,000	244,623
Exxon Mobil Corp., 2.99%, 3/19/25, Callable 2/19/25 @ 100 (g)	750,000	821,670
Gray Oak Pipeline LLC, 2.00%, 9/15/23 (a)	833,000	837,594
HollyFrontier Corp., 2.63%, 10/1/23	1,000,000	1,000,570
Marathon Petroleum Corp., 4.50%, 5/1/23, Callable 4/1/23 @ 100 (g)	1,000,000	1,079,279
Midwest Connector Capital Co. LLC, 3.63%, 4/1/22, Callable 3/1/22 @ 100 (a)	1,000,000	1,006,580
MPLX LP, 3.50%, 12/1/22, Callable 11/1/22 @ 100	271,000	283,043
Newfield Exploration Co., 5.75%, 1/30/22	1,000,000	999,568
Occidental Petroleum Corp., 2.70%, 8/15/22	750,000	700,358
Plains All American Pipeline LP/PAA Finance Corp., 5.00%, 2/1/21, Callable 11/3/20 @ 100	1,000,000	1,002,840
Suncor Energy Ventures Corp., 4.50%, 4/1/22 (a)	1,122,000	1,140,367

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Texas Eastern Transmission LP, 4.13%, 12/1/20 (a)(g)	$1,000,000	$1,000,000
TOTAL SE, 0.50%, 12/2/22	1,000,000	985,200
TransCanada PipeLines Ltd., 3.80%, 10/1/20	1,300,000	1,300,000
USX Corp., 8.13%, 7/15/23	400,000	452,484
Valero Energy Corp.
2.70%, 4/15/23 (g)	698,000	723,672
1.20%, 3/15/24	500,000	499,140
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	632,000	601,455
		18,768,366
Financials (12.8%):
Ares Capital Corp., 3.25%, 7/15/25, Callable 6/15/25 @ 100	750,000	744,030
Associated Bank NA, 3.50%, 8/13/21, Callable 7/13/21 @ 100	500,000	511,370
Assurant, Inc., 1.48%(LIBOR03M+125bps), 3/26/21, Callable 10/23/20 @ 100 (d)	66,000	65,442
Athene Global Funding, 2.80%, 5/26/23 (a)	750,000	782,145
Banco del Estado de Chile, 4.13%, 10/7/20 (a)	1,500,000	1,497,765
BAT International Finance PLC, 1.67%, 3/25/26, Callable 2/25/26 @ 100	1,000,000	1,003,399
BBVA Bancomer SA, 6.50%, 3/10/21 (a)	250,000	255,228
BNP Paribas SA, 6.25%, 12/31/99, Callable 10/17/20 @ 100	854,000	855,469
Cadence Bancorp, 4.75%(LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (d)	500,000	438,050
CIT Group, Inc., 4.13%, 3/9/21, Callable 2/9/21 @ 100	750,000	752,813
Citigroup, Inc., 3.14%(LIBOR03M+72bps), 1/24/23, Callable 1/24/22 @ 100 (d)	400,000	412,736
First Citizens Bancshare, Inc., 3.37%(SOFR+247bps), 3/15/30, Callable 3/15/25 @ 100 (d)	806,000	794,789
First Horizon National Corp., 3.55%, 5/26/23, Callable 4/26/23 @ 100	750,000	788,115
Flagstar Bancorp, Inc., 6.13%, 7/15/21, Callable 6/15/21 @ 100	500,000	498,810
FNB Corp., 2.20%, 2/24/23, Callable 1/24/23 @ 100	476,000	479,432
Ford Motor Credit Co. LLC, 3.20%, 1/15/21	1,750,000	1,748,950
Fulton Financial Corp., 3.25%(SOFR+230bps), 3/15/30, Callable 3/15/25 @ 100 (d)	1,000,000	1,002,059
Harley-Davidson Financial Services, Inc., 2.85%, 1/15/21, Callable 12/15/20 @ 100 (a)	1,000,000	1,003,631
HSBC Finance Corp., 6.68%, 1/15/21	1,480,000	1,498,530
Infinity Property & Casualty Corp., 5.00%, 9/19/22	500,000	532,675
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 5.88%, 8/1/21, Callable 11/9/20 @ 100 (a)	885,000	883,469
Main Street Capital Corp., 5.20%, 5/1/24	500,000	525,265
Ontario Teachers' Finance Trust, 0.38%, 9/29/23 (a)	1,000,000	998,110
Park Aerospace Holdings Ltd., 3.63%, 3/15/21, Callable 2/15/21 @ 100 (a)	725,000	722,296
Primerica, Inc., 4.75%, 7/15/22	400,000	426,436
Protective Life Global Funding, 3.10%, 4/15/24 (a)	500,000	539,485
Quicken Loans LLC, 5.75%, 5/1/25, Callable 10/14/20 @ 102.88 (a)	315,000	324,264
Reliance Standard Life Global Funding II, 2.75%, 5/7/25 (a)	750,000	789,908
Santander Holdings USA, Inc.
3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	261,860
3.45%, 6/2/25, Callable 5/2/25 @ 100	314,000	335,628
Santander UK Group Holdings PLC
2.88%, 10/16/20	718,000	718,725
3.37%(LIBOR03M+108bps), 1/5/24, Callable 1/5/23 @ 100 (d)	250,000	261,218
Silversea Cruise Finance Ltd., 7.25%, 2/1/25, Callable 10/19/20 @ 105.44 (a)(g)	750,000	759,915
Synovus Bank, 2.29%(SOFR+95bps), 2/10/23, Callable 2/10/22 @ 100 (d)	358,000	362,604
TCF National Bank, 5.50%(LIBOR03M+509bps), 5/6/30, Callable 5/6/25 @ 100 (d)	750,000	784,928

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
TIAA FSB Holdings, Inc., 6.00%(LIBOR03M+470bps), 3/15/26, Callable 3/15/21 @ 100 (d)	$750,000	$761,835
Truist Bank, 1.25%, 3/9/23, Callable 2/9/23 @ 100	1,000,000	1,017,769
UMB Financial Corp., 3.70%(H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (d)	750,000	740,700
US Bank NA, 2.85%, 1/23/23, Callable 12/23/22 @ 100	500,000	527,445
Zions Bancorp NA, 3.35%, 3/4/22, Callable 2/4/22 @ 100 (g)	500,000	514,555
		27,921,853
Health Care (3.2%):
AstraZeneca PLC, 2.38%, 11/16/20	583,000	584,463
Centene Corp.
4.75%, 5/15/22, Callable 10/26/20 @ 101.19	1,000,000	1,013,410
4.75%, 1/15/25, Callable 11/9/20 @ 103.56	70,000	71,903
Covidien International Finance SA, 3.20%, 6/15/22	1,000,000	1,040,208
Fresenius Medical Care U.S. Finance, Inc., 5.75%, 2/15/21 (a)	750,000	757,965
Gilead Sciences, Inc., 0.36%(LIBOR03M+15bps), 9/17/21 (d)	1,000,000	999,901
Hologic, Inc., 4.38%, 10/15/25, Callable 10/15/20 @ 102.19 (a)	1,000,000	1,021,880
SSM Health Care Corp., 3.69%, 6/1/23, Callable 3/1/23 @ 100	500,000	537,620
Teva Pharmaceutical Finance Co. LLC, 0.25%, 2/1/26, Callable 10/28/20 @ 100 (h)	1,000,000	982,040
		7,009,390
Industrials (6.7%):
AerCap Ireland Capital DAC/AerCap Global Aviation Trust
4.50%, 5/15/21	1,000,000	1,015,510
3.15%, 2/15/24, Callable 1/15/24 @ 100	1,000,000	990,530
Air Lease Corp.
2.50%, 3/1/21	263,000	264,694
3.50%, 1/15/22	500,000	512,974
2.25%, 1/15/23	250,000	250,773
Aircastle Ltd.
5.13%, 3/15/21	250,000	253,378
4.25%, 6/15/26, Callable 4/15/26 @ 100	500,000	462,540
Carrier Global Corp., 1.92%, 2/15/23, Callable 1/15/23 @ 100 (a)	750,000	771,465
CK Hutchison International Ltd., 2.75%, 3/29/23 (a)	750,000	780,892
Delta Air Lines Pass Through Trust, 2.00%, 12/10/29	1,000,000	968,860
Delta Air Lines, Inc./SkyMiles IP Ltd., 4.50%, 10/20/25 (a)	1,370,000	1,406,788
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	475,000	486,357
Howmet Aerospace, Inc., 6.88%, 5/1/25, Callable 4/1/25 @ 100 (g)	1,000,000	1,104,240
PACCAR Financial Corp., 2.65%, 4/6/23, MTN	750,000	791,137
Rolls-Royce PLC, 2.38%, 10/14/20	793,000	790,875
Ryder System, Inc., 2.25%, 9/1/21, MTN, Callable 8/1/21 @ 100	500,000	507,335
Smiths Group PLC, 3.63%, 10/12/22 (a)	500,000	521,920
Southwest Airlines Co.
2.65%, 11/5/20	500,000	500,000
4.75%, 5/4/23	500,000	533,450
5.25%, 5/4/25, Callable 4/4/25 @ 100	750,000	826,410
United Airlines Holdings, Inc., 6.00%, 12/1/20 (e)	500,000	501,105
Westinghouse Air Brake Technologies Corp., 3.20%, 6/15/25, Callable 5/15/25 @ 100	42,000	44,302
		14,285,535
Information Technology (2.1%):
Broadcom, Inc., 3.13%, 4/15/21	500,000	506,480
Leidos, Inc., 2.95%, 5/15/23, Callable 4/15/23 @ 100 (a)	698,000	734,373
Marble II Pte Ltd., 5.30%, 6/20/22, Callable 6/20/21 @ 100	200,000	201,158
Microchip Technology, Inc., 3.92%, 6/1/21	600,000	611,784
Oracle Corp., 2.50%, 4/1/25, Callable 3/1/25 @ 100	500,000	535,725
Qorvo, Inc., 5.50%, 7/15/26	1,000,000	1,060,560

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
TSMC Global Ltd., 0.75%, 9/28/25, Callable 8/28/25 @ 100 (a)	$1,000,000	$991,103
		4,641,183
Materials (0.9%):
Methanex Corp., 5.25%, 3/1/22	500,000	530,975
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	400,000	433,136
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer, 5.13%, 7/15/23, Callable 11/9/20 @ 101.28 (a)	1,000,000	1,012,480
		1,976,591
Real Estate (2.7%):
Boston Properties LP, 4.13%, 5/15/21, Callable 2/15/21 @ 100	750,000	759,810
Lexington Realty Trust, 4.25%, 6/15/23, Callable 3/15/23 @ 100	1,000,000	1,066,080
Office Properties Income Trust, 4.00%, 7/15/22, Callable 6/15/22 @ 100	1,000,000	1,011,862
SBA Tower Trust, 2.84%, 1/15/25 (a)	750,000	787,965
Scentre Group Trust 1/Scentre Group Trust 2, 2.38%, 4/28/21, Callable 3/29/21 @ 100 (a)	1,607,000	1,616,288
Senior Housing Properties Trust, 6.75%, 12/15/21, Callable 6/15/21 @ 100	500,000	509,290
VICI Properties LP/VICI Note Co., Inc., 3.50%, 2/15/25, Callable 2/15/22 @ 101.75 (a)	364,000	360,924
		6,112,219
Sovereign Bond (0.5%):
Province of Alberta Canada, 3.35%, 11/1/23	1,000,000	1,087,630

Utilities (2.7%):
Dominion Energy, Inc., 2.72%, 8/15/21 (i)	500,000	509,155
Electricite de France SA, 2.35%, 10/13/20 (a)	498,000	498,214
National Fuel Gas Co., 4.90%, 12/1/21, Callable 9/1/21 @ 100 (e)	500,000	517,650
Public Service Electric & Gas Co., 3.25%, 9/1/23, MTN, Callable 8/1/23 @ 100	500,000	538,875
Sempra Energy, 0.78%(LIBOR03M+50bps), 1/15/21, Callable 10/9/20 @ 100 (d)	925,000	925,084
Sierra Pacific Power Co., 3.38%, 8/15/23, Callable 5/15/23 @ 100	500,000	536,890
Southern Star Central Corp., 5.13%, 7/15/22, Callable 11/9/20 @ 100 (a)	1,000,000	1,001,240
WEC Energy Group, Inc., 3.38%, 6/15/21	1,500,000	1,531,745
		6,058,853

Total Corporate Bonds (Cost $109,251,468)		110,460,887

Municipal Bonds (9.3%)
California (1.1%):
City of Montebello Revenue (INS - Assured Guaranty Corp.), 1.94%, 6/1/21	1,000,000	1,005,210
County of Riverside Revenue, 2.17%, 2/15/21	1,000,000	1,004,790
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 2.63%, 8/1/22	250,000	260,190
		2,270,190
Colorado (1.3%):
City of Loveland Electric & Communications Enterprise Revenue, 2.85%, 12/1/23	600,000	641,988
Colorado Health Facilities Authority Revenue, Series B, 2.24%, 11/1/22	750,000	761,378
Denver City & County Housing Authority Revenue, 2.15%, 12/1/24	750,000	788,730
Park Creek Metropolitan District Revenue, Series B, 2.43%, 12/1/23	700,000	727,076
		2,919,172

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Illinois (0.1%):
Chicago O'Hare International Airport Revenue, Series D, 0.96%, /1/23(b)	$165,000	$164,840

Indiana (0.5%):
Indiana Finance Authority Revenue, 2.48%, 3/1/24(g)	1,000,000	1,055,029

Maryland (0.2%):
County of Howard, GO, Series C, 1.34%, 8/15/23	500,000	508,875

Michigan (1.0%):
Ecorse Public School District, GO, 2.00%, 5/1/24	750,000	786,338
Michigan Finance Authority Revenue
2.21%, 12/1/23	185,000	194,030
2.31%, 12/1/24	105,000	111,328
2.37%, 9/1/49, Callable 3/1/23 @ 100(f)	446,000	464,420
Ypsilanti School District, GO, 1.89%, 5/1/24	510,000	522,862
		2,078,978
Nebraska (0.3%):
Papio-Missouri River Natural Resource District Special Tax, 2.09%, 12/15/24, Continuously Callable @100	700,000	732,172

Nevada (0.7%):
State of Nevada Department of Business & Industry Revenue, Series A, 0.50%, 1/1/50, Callable 7/1/21 @ 100(a)(f)	1,500,000	1,500,000

New Jersey (0.3%):
New Jersey Educational Facilities Authority Revenue, 2.47%, 9/1/21	300,000	303,621
South Jersey Transportation Authority System Revenue, Series B, 3.02%, 11/1/25	425,000	446,259
		749,880
New York (0.4%):
Madison County Capital Resource Corp. Revenue, 2.18%, 7/1/23	500,000	513,995
New York State Dormitory Authority Revenue, Series B, 3.18%, 3/15/22	500,000	519,660
		1,033,655
Ohio (0.2%):
Hamilton County Health Care Facilities Revenue, 2.37%, 6/1/22	325,000	332,462

Pennsylvania (0.4%):
School District of Scranton, GO (INS - Build America Mutual Assurance Co.), 2.46%, 4/1/22	500,000	512,350
State Public School Building Authority Revenue, 2.75%, 4/1/25	500,000	515,260
		1,027,610
Rhode Island (0.2%):
Rhode Island Commerce Corp. Revenue, 2.86%, 5/1/24	500,000	533,205

Texas (2.4%):
Central Texas Turnpike System Revenue, Series B, 1.98%, 8/15/42(f)	1,000,000	1,013,050
City of Houston, GO
2.62%, 3/1/21	150,000	151,386
2.77%, 3/1/22	150,000	154,884
Dallas-Fort Worth International Airport Revenue, 2.04%, 11/1/24	750,000	778,560
Harris County Cultural Education Facilities Finance Corp. Revenue, Series B, 2.30%, 5/15/24	600,000	630,582
Lubbock Texas Water & Wastewater System Revenue, Series B, 1.93%, 2/15/24	750,000	783,330
Port of Port Arthur Navigation District Revenue, Series B, 0.17%, 4/1/40, Continuously Callable @100(f)	500,000	500,000
State of Texas, GO, 3.11%, 10/1/23	500,000	540,860
Texas A&M University Revenue, Series A, 2.95%, 5/15/23	500,000	533,715
		5,086,367

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Wisconsin (0.2%):
Public Finance Authority Revenue (LOC - Citizens Financial Group), 3.75%, 2/1/22, Continuously Callable @100	$500,000	$500,635
Total Municipal Bonds (Cost $19,861,000)		20,493,070

U.S. Treasury Obligations (0.2%)
U.S. Treasury Notes, 1.13%, 7/31/21 (g)	470,000	473,911
Total U.S. Treasury Obligations (Cost $463,678)		473,911

Commercial Papers (25.3%)
Alliant Energy, 0.16%, 10/1/20(j)	1,800,000	1,799,992
American Honda Finance, 0.22%, 11/4/20(j)	2,135,000	2,134,594
BP Capital Markets PLC, 0.15%, 10/2/20(j)	2,100,000	2,099,982
Canadian Pacific Railway, 0.18%, 10/20/20(j)	2,135,000	2,134,841
Caterpillar Financial Services Corp., 0.08%, 10/1/20(j)	1,700,000	1,699,996
Catholic Health Initiative, 0.10%, 10/22/20(j)	2,100,000	2,099,873
CenterPoint Energy Resources Corp., 0.11%, 10/1/20(j)	1,700,000	1,699,995
Chevron Corp., 0.10%, 11/5/20(j)	2,100,000	2,099,786
Duke Energy Corp., 0.19%, 11/2/20(j)	2,136,000	2,135,916
Enbridge Gas Distribution, 0.18%, 10/13/20(j)	300,000	299,981
Energy Transfer Part LP, 0.44%, 10/16/20(j)	1,136,000	1,135,892
Exxon Mobil Corp., 0.09%, 10/27/20(j)	1,300,000	1,299,911
Glencore Funding LLC, 0.42%, 10/27/20(j)	1,750,000	1,749,812
Hyundai Capital America, Inc., 0.25%, 10/13/20(j)	2,135,000	2,134,905
Intercontinental Exchange, Inc., 0.35%, 10/16/20(j)	2,100,000	2,099,749
Jabil, Inc., 0.44%, 11/5/20(j)	2,136,000	2,135,337
Kentucky Utilities Co., 0.16%, 10/8/20(j)	1,800,000	1,799,935
Keurig Dr Pepper, Inc., 0.17%, 10/13/20(j)	1,725,000	1,724,891
Magellan Midstream Partners LP, 0.18%, 10/19/20(j)	2,135,000	2,134,833
Merck & Co., Inc., 0.07%, 10/19/20(j)	2,100,000	2,099,919
National Rural Utilities Cooperative Finance Corp., 0.09%, 10/7/20(j)	2,100,000	2,099,963
Nissan Motor Acceptance Corp., 1.33%, 11/4/20(j)	500,000	499,355

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Short-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
Nutrien Ltd., 0.19%, 10/22/20(j)	2,135,000	2,134,764
Old Line Funding LLC, 0.14%, 10/26/20(j)	2,100,000	2,099,792
One Gas, Inc., 0.10%, 10/19/20(j)	2,100,000	2,099,895
Plains All American Pipeline, 0.16%, 10/1/20(j)	1,100,000	1,099,995
PPL Electric Utilities, 0.16%, 10/1/20(j)	2,100,000	2,099,991
Ridgefield Funding Co. LLC, 0.13%, 12/2/20(j)	2,000,000	1,999,559
Ryder System, Inc., 0.16%, 10/7/20(j)	1,000,000	999,969
Toyota Motor Credit Corp., 0.13%, 11/6/20(j)	1,000,000	999,872
Virginia Electric & Power Co., 0.16%, 11/2/20(j)	2,100,000	2,099,690
Walt Disney Co., 0.09%, 10/1/20(j)	750,000	749,998
Total Commercial Papers (Cost $55,500,370)		55,502,981

Collateral for Securities Loaned^ (0.7%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(j)	33,257	33,257
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(j)	519,842	519,842
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(j)	231,272	231,272
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(j)	132,340	132,340
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(j)	595,028	595,028
Total Collateral for Securities Loaned (Cost $1,511,739)		1,511,739

Total Investments (Cost $212,749,474) — 97.8%		214,874,615
Other assets in excess of liabilities — 2.2%		4,885,009
NET ASSETS - 100.00%		$219,759,624

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $45,913,189 and amounted to 20.9% of net assets.
(b)	Security purchased on a when-issued basis.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2020.
(d)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.
(e)	All or a portion of this security is on loan.
(f)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(g)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(h)	Continuously callable with 20 days' notice.
(i)	Stepped-coupon security converts to coupon form on 8/15/21 with a rate of 2.72%.
(j)	Rate disclosed is the daily yield on September 30, 2020.

bps—Basis points
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London InterBank Offered Rate
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LOC—Letter of Credit
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate

Credit Enhancements—Adds the financial strength of the provider of the enhancement to support the issuer’s ability to repay the principal and interest payments when due. The enhancement may be provided by a high-quality bank, insurance company or other corporation, or a collateral trust. The enhancements do not guarantee the market values of the securities.
INS	Principal and interest payments are insured by the name listed. Although bond insurance reduces the risk of loss due to default by an issuer, such bonds remain subject to the risk that value may fluctuate for other reasons, and there is no assurance that the insurance company will meet its obligations.
LOC	Principal and interest payments are guaranteed by a bank letter of credit or other bank credit agreement.

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Asset-Backed Securities (7.0%)
American Express Credit Account Master Trust, Series 2019-2, Class B, 2.86%, 11/15/24	$2,076,000	$2,135,332
AmeriCredit Automobile Receivables Trust, Series 2017-2, Class D, 3.42%, 4/18/23, Callable 12/18/21 @ 100	1,000,000	1,028,697
ARI Fleet Lease Trust, Series 2020-A, Class A3, 1.80%, 8/15/28, Callable 3/15/23 @ 100(a)	900,000	922,953
Avis Budget Rental Car Funding AESOP LLC, Series 2019-2A, Class B, 3.55%, 9/22/25(a)	500,000	515,279
Avis Budget Rental Car Funding AESOP LLC, Series 2016-2A, Class B, 3.36%, 11/20/22(a)	1,250,000	1,260,633
Bank of The West Auto Trust, Series 2017-1, Class C, 2.96%, 2/15/24, Callable 1/15/22 @ 100(a)	500,000	513,096
BCC Funding Corp. XVI LLC, Series 2019-1A, Class A2, 2.46%, 8/20/24, Callable 3/20/23 @ 100(a)	900,513	906,676
Canadian Pacer Auto Receivables Trust, Series 2020-1A, Class A4, 1.89%, 3/19/25, Callable 7/19/23 @ 100(a)	433,000	444,799
Canadian Pacer Auto Receivables Trust, Series 2018-2A, Class B, 3.63%, 1/19/24, Callable 3/19/22 @ 100(a)	500,000	518,808
CarMax Auto Owner Trust, Series 2020-1, Class B, 2.21%, 9/15/25, Callable 8/15/23 @ 100	1,275,000	1,319,853
Credit Acceptance Auto Loan Trust, Series 2020-1A, Class B, 2.39%, 4/16/29(a)	823,000	849,797
Dell Equipment Finance Trust, Series 2020-1, Class A3, 2.24%, 2/22/23, Callable 9/22/22 @ 100(a)	687,500	708,685
Enterprise Fleet Financing LLC, Series 2020-1, Class A3, 1.86%, 12/22/25(a)	820,000	847,062
Exeter Automobile Receivables Trust, Series 2017-3A, Class D, 5.28%, 10/15/24, Callable 4/15/22 @ 100(a)	500,000	518,854
Exeter Automobile Receivables Trust, Series 2019-1A, Class C, 3.82%, 12/16/24, Callable 1/15/23 @ 100(a)	1,000,000	1,022,511
Exeter Automobile Receivables Trust, Series 2020-1A, Class B, 2.26%, 4/15/24, Callable 12/15/23 @ 100(a)	513,000	521,150
ExteNet LLC, Series 2019-1A, Class A2, 3.20%, 7/26/49, Callable 1/25/23 @ 100(a)	500,000	508,961
Ford Credit Auto Owner Trust, Series 2020-1, Class B, 2.29%, 8/15/31, Callable 2/15/25 @ 100(a)	1,500,000	1,558,422
GM Financial Consumer Automobile Receivables Trust, Series 2020-2, Class A4, 1.74%, 8/18/25, Callable 5/16/23 @ 100	750,000	778,491
GM Financial Consumer Automobile Receivables Trust, Series 2020-1, Class A4, 1.90%, 3/17/25, Callable 2/16/23 @ 100	1,000,000	1,035,096
Hertz Vehicle Financing LP, Series 2019-3A, Class A, 2.67%, 12/26/25(a)	353,535	354,598
HPEFS Equipment Trust, Series 2020-1A, Class B, 1.89%, 2/20/30, Callable 2/20/23 @ 100(a)	385,000	392,198
HPEFS Equipment Trust, Series 2019-1A, Class C, 2.49%, 9/20/29, Callable 7/20/22 @ 100(a)	500,000	511,183
InSite Issuer LLC, Series 2016-1A, Class A, 2.88%, 11/15/46, Callable 11/15/22 @ 100(a)	1,000,000	1,025,548
John Deere Owner Trust, Series 2020-A, Class A4, 1.21%, 11/16/26, Callable 8/15/23 @ 100	2,000,000	2,035,726
Kubota Credit Owner Trust, Series 2020-1A, Class A4, 2.26%, 7/15/26, Callable 10/15/23 @ 100(a)	433,000	453,404

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
MMAF Equipment Finance LLC, Series 2017-B, Class A4, 2.41%, 11/15/24, Callable 9/15/26 @ 100(a)	$1,000,000	$1,025,291
Navient Student Loan Trust, Series 2018-2A, Class B, 1.30% (LIBOR01M+115bps), 3/25/67, Callable 3/25/33 @ 100(a)(b)	1,000,000	906,567
NP SPE LLC, Series 2019-1A, Class A2, 3.24%, 9/20/49(a)	500,000	495,330
OSCAR US Funding Trust LLC, Series 2018-1A, Class A3, 3.23%, 5/10/22(a)	196,604	198,005
PSNH Funding LLC, Series 2018-1, Class A3, 3.81%, 2/1/35	1,000,000	1,146,749
SCF Equipment Leasing LLC, Series 2019-1A, Class B, 3.49%, 1/20/26, Callable 10/20/20 @ 100(a)	500,000	518,679
SCF Equipment Leasing LLC, Series 2019-1A, Class A2, 3.23%, 10/20/24, Callable 10/20/20 @ 100(a)	550,000	559,193
SLM Student Loan Trust, Series 2007-1, Class B, 0.46% (LIBOR03M+22bps), 1/27/42, Callable 1/25/29 @ 100(b)	372,122	333,646
SLM Student Loan Trust, Series 2006-10, Class B, 0.46% (LIBOR03M+22bps), 3/25/44, Callable 1/25/32 @ 100(b)	236,131	209,788
Synchrony Credit Card Master Note Trust, Series 2018-2, Class A, 3.47%, 5/15/26	2,000,000	2,148,561
Transportation Finance Equipment Trust, Series 2019-1, Class A4, 1.88%, 3/25/24, Callable 7/23/23 @ 100(a)	1,280,000	1,316,689
VB-S1 Issuer LLC, Series 2018-1A, Class C, 3.41%, 2/15/48, Callable 2/15/22 @ 100(a)	500,000	513,800
Westlake Automobile Receivables Trust, Series 2018-2A, Class D, 4.00%, 1/16/24, Callable 12/15/21 @ 100(a)	507,000	520,625
Total Asset-Backed Securities (Cost $31,848,843)		32,580,735

Collateralized Mortgage Obligations (2.6%)
Benchmark Mortgage Trust, Series 2020-B17, Class ASB, 2.18%, 3/15/53, Callable 11/15/29 @ 100	1,000,000	1,057,711
BX Commercial Mortgage Trust, Series 2019-XL, Class B, 1.23% (LIBOR01M+108bps), 10/15/36(a)(b)	243,970	243,475
BX Trust, Series 2019-OC11, Class A, 3.20%, 12/9/41(a)	923,077	980,326
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class AS, 3.79%, 9/15/50(c)	500,000	561,413
Citigroup Commercial Mortgage Trust, Series 2020-GC46, Class AAB, 2.61%, 1/15/53	732,000	795,653
Citigroup Commercial Mortgage Trust, Series 2019-SMRT, Class C, 4.68%, 1/10/24(a)	500,000	524,337
Citigroup Commercial Mortgage Trust, Series 2020-555, Class A, 2.65%, 12/10/41(a)	2,000,000	2,132,484
COMM Mortgage Trust, Series 2014-277P, Class A, 3.73%, 8/10/49, Callable 8/10/24 @ 100(a)(c)	1,000,000	1,070,720
COMM Mortgage Trust, Series 2015-PC1, Class B, 4.58%, 7/10/50(c)	865,000	894,559
COMM Mortgage Trust, Series 2015-LC23, Class AM, 4.16%, 10/10/48(c)	250,000	273,830
DBJPM Mortgage Trust, Series 2016-SFC, Class A, 2.83%, 8/10/36(a)	250,000	244,229
FREMF Mortgage Trust, Series 2019-K99, Class B, 3.77%, 9/25/29(a)(c)	1,000,000	1,108,684
GS Mortgage Securities Trust, Series 2020-GC45, Class AAB, 2.84%, 2/13/53	357,000	392,957

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2010-C2, Class C, 5.84%, 11/15/43(a)(c)	$813,000	$685,823
Manhattan West, Series 2020-1MW, Class A, 2.13%, 9/10/40(a)	750,000	777,947
Wells Fargo Commercial Mortgage Trust, Series 2018-AUS, Class A, 4.19%, 7/17/36(a)(c)	250,000	273,888
Total Collateralized Mortgage Obligations (Cost $11,849,168)		12,018,036

Common Stocks (0.0%)(d)
Energy (0.0%):(d)
Whiting Petroleum Corp.(e)	7,782	134,551
Total Common Stocks (Cost $500,000)		134,551

Corporate Bonds (49.5%)
Communication Services (2.1%):
AT&T, Inc., 4.35%, 3/1/29, Callable 12/1/28 @ 100	1,000,000	1,176,310
British Telecommunications PLC, 3.25%, 11/8/29, Callable 8/8/29 @ 100 (a)	1,000,000	1,075,010
Charter Communications Operating LLC/Charter Communications Operating Capital
4.50%, 2/1/24, Callable 1/1/24 @ 100	500,000	554,190
3.75%, 2/15/28, Callable 11/15/27 @ 100	500,000	553,440
Comcast Corp., 3.55%, 5/1/28, Callable 2/1/28 @ 100	750,000	869,355
Fox Corp., 4.71%, 1/25/29, Callable 10/25/28 @ 100	1,000,000	1,198,710
Meredith Corp., 6.88%, 2/1/26, Callable 2/1/21 @ 103.44	500,000	416,975
The Walt Disney Co., 2.20%, 1/13/28	666,000	701,285
T-Mobile USA, Inc.
4.75%, 2/1/28, Callable 2/1/23 @ 102.38	643,000	687,753
3.88%, 4/15/30, Callable 1/15/30 @ 100 (a)(f)	1,039,000	1,179,628
Verizon Communications, Inc., 3.15%, 3/22/30, Callable 12/22/29 @ 100	200,000	225,890
ViacomCBS, Inc., 3.38%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,098,820
Vodafone Group PLC, 5.00%, 5/30/38	500,000	622,860
		10,360,226
Consumer Discretionary (2.5%):
AutoNation, Inc., 4.75%, 6/1/30, Callable 3/1/30 @ 100	600,000	708,768
AutoZone, Inc., 3.75%, 6/1/27, Callable 3/1/27 @ 100	500,000	570,955
D.R. Horton, Inc., 4.75%, 2/15/23, Callable 11/15/22 @ 100 (f)	500,000	541,425
Daimler Finance North America LLC
3.70%, 5/4/23 (a)	1,000,000	1,070,960
3.45%, 1/6/27 (a)	1,000,000	1,090,250
eBay, Inc., 1.90%, 3/11/25, Callable 2/11/25 @ 100	1,500,000	1,563,315
General Motors Co., 6.80%, 10/1/27, Callable 8/1/27 @ 100	750,000	912,180
Hasbro, Inc.
3.55%, 11/19/26, Callable 9/19/26 @ 100	600,000	637,626
3.90%, 11/19/29, Callable 8/19/29 @ 100 (f)	350,000	368,421
Murphy Oil USA, Inc., 4.75%, 9/15/29, Callable 9/15/24 @ 102.38	1,000,000	1,064,740
Newell Brands, Inc., 4.20%, 4/1/26, Callable 1/1/26 @ 100	500,000	532,455
Nissan Motor Co. Ltd., 4.81%, 9/17/30, Callable 6/17/30 @ 100 (a)	1,000,000	1,003,430
O'Reilly Automotive, Inc., 4.20%, 4/1/30, Callable 1/1/30 @ 100	500,000	598,975
VF Corp., 2.95%, 4/23/30, Callable 1/23/30 @ 100	500,000	544,655
Volkswagen Group of America Finance LLC, 3.20%, 9/26/26, Callable 7/26/26 @ 100 (a)	1,000,000	1,094,800
		12,302,955

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Consumer Staples (3.9%):
Alimentation Couche-Tard, Inc., 2.95%, 1/25/30, Callable 10/25/29 @ 100 (a)	$667,000	$719,073
Altria Group, Inc., 3.40%, 5/6/30, Callable 2/6/30 @ 100	435,000	473,815
Anheuser-Busch InBev Worldwide, Inc.
3.65%, 2/1/26, Callable 11/1/25 @ 100	1,000,000	1,120,240
4.38%, 4/15/38, Callable 10/15/37 @ 100	500,000	578,750
5.45%, 1/23/39, Callable 7/23/38 @ 100	500,000	646,705
Bacardi Ltd.
4.45%, 5/15/25, Callable 3/15/25 @ 100 (a)	1,500,000	1,672,680
2.75%, 7/15/26, Callable 4/15/26 @ 100 (a)	500,000	520,670
BAT Capital Corp.
2.73%, 3/25/31, Callable 12/25/30 @ 100	1,000,000	996,455
4.39%, 8/15/37, Callable 2/15/37 @ 100	250,000	270,368
Becle SAB de CV, 3.75%, 5/13/25 (a)	1,000,000	1,067,660
Bunge Ltd. Finance Corp.
4.35%, 3/15/24, Callable 2/15/24 @ 100	500,000	550,000
3.25%, 8/15/26, Callable 5/15/26 @ 100	502,000	540,820
Constellation Brands, Inc., 3.50%, 5/9/27, Callable 2/9/27 @ 100	750,000	839,280
General Mills, Inc., 4.55%, 4/17/38, Callable 10/17/37 @ 100	1,000,000	1,277,120
Imperial Brands Finance PLC, 3.88%, 7/26/29, Callable 4/26/29 @ 100 (a)	1,000,000	1,090,940
Kraft Heinz Foods Co., 3.75%, 4/1/30, Callable 1/1/30 @ 100 (a)	1,000,000	1,055,260
Mars, Inc., 3.88%, 4/1/39, Callable 10/1/38 @ 100 (a)	1,000,000	1,183,980
McCormick & Co., Inc., 2.50%, 4/15/30, Callable 1/15/30 @ 100	375,000	401,190
Mondelez International, Inc., 2.75%, 4/13/30, Callable 1/13/30 @ 100	375,000	408,225
PepsiCo, Inc., 2.75%, 3/19/30, Callable 12/19/29 @ 100	1,000,000	1,120,130
Smithfield Foods, Inc., 5.20%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	584,330
Sysco Corp., 5.95%, 4/1/30, Callable 1/1/30 @ 100	391,000	493,813
The Kroger Co., 3.50%, 2/1/26, Callable 11/1/25 @ 100	500,000	562,735
		18,174,239
Energy (6.9%):
Aker BP ASA
6.00%, 7/1/22 (a)	250,000	253,750
5.88%, 3/31/25, Callable 3/31/21 @ 102.94 (a)	500,000	520,235
4.00%, 1/15/31, Callable 10/15/30 @ 100 (a)	750,000	743,183
Boardwalk Pipelines LP
4.45%, 7/15/27, Callable 4/15/27 @ 100	1,500,000	1,614,555
4.80%, 5/3/29, Callable 2/3/29 @ 100 (f)	500,000	545,470
Buckeye Partners LP, 4.13%, 12/1/27, Callable 9/1/27 @ 100	1,000,000	947,860
Cameron LNG LLC, 3.30%, 1/15/35, Callable 9/15/34 @ 100 (a)	1,091,000	1,232,677
Chevron Phillips Chemical Co. LLC/Chevron Phillips Chemical Co. LP
3.30%, 5/1/23, Callable 4/1/23 @ 100 (a)	250,000	264,963
3.70%, 6/1/28, Callable 3/1/28 @ 100 (a)	250,000	277,815
Continental Resources, Inc., 4.50%, 4/15/23, Callable 1/15/23 @ 100 (f)	109,000	103,838
Enable Midstream Partners LP, 4.15%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	924,150
Energy Transfer Operating LP
3.75%, 5/15/30, Callable 2/15/30 @ 100	1,000,000	969,990
3.27%(LIBOR03M+302bps), 11/1/66, Callable 11/9/20 @ 100 (b)	500,000	249,680
EnLink Midstream Partners LP, 4.85%, 7/15/26, Callable 4/15/26 @ 100	500,000	432,210
Enterprise Products Operating LLC, 2.80%, 1/31/30, Callable 10/31/29 @ 100 (g)	1,000,000	1,063,280
EOG Resources, Inc., 4.38%, 4/15/30, Callable 1/15/30 @ 100	231,000	272,229
EQM Midstream Partners LP, 4.75%, 7/15/23, Callable 6/15/23 @ 100 (f)	500,000	498,970
EQT Corp., 8.75%, 2/1/30, Callable 11/1/29 @ 100 (h)	514,000	606,834
Exxon Mobil Corp., 2.61%, 10/15/30, Callable 7/15/30 @ 100	1,500,000	1,621,169
Florida Gas Transmission Co. LLC, 2.55%, 7/1/30, Callable 4/1/30 @ 100 (a)	750,000	786,023
Gray Oak Pipeline LLC, 3.45%, 10/15/27, Callable 8/15/27 @ 100 (a)	1,334,000	1,363,007

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
HollyFrontier Corp., 4.50%, 10/1/30, Callable 7/1/30 @ 100	$2,000,000	$1,940,283
Marathon Petroleum Corp., 4.70%, 5/1/25, Callable 4/1/25 @ 100	469,000	529,299
Midwest Connector Capital Co. LLC, 4.63%, 4/1/29, Callable 1/1/29 @ 100 (a)	500,000	505,055
MPLX LP
4.25%, 12/1/27, Callable 9/1/27 @ 100	500,000	554,575
4.00%, 3/15/28, Callable 12/15/27 @ 100	750,000	816,810
4.80%, 2/15/29, Callable 11/15/28 @ 100	250,000	285,240
Murphy Oil Corp., 5.75%, 8/15/25, Callable 11/9/20 @ 104.31	500,000	436,840
Newfield Exploration Co., 5.38%, 1/1/26, Callable 10/1/25 @ 100	500,000	469,315
NuStar Logistics LP, 6.00%, 6/1/26, Callable 3/1/26 @ 100	500,000	501,905
Occidental Petroleum Corp.
3.50%, 8/15/29, Callable 5/15/29 @ 100	1,000,000	766,260
4.40%, 8/15/49, Callable 2/15/49 @ 100	500,000	350,650
ONEOK, Inc., 4.55%, 7/15/28, Callable 4/15/28 @ 100	500,000	528,400
Petroleos Mexicanos, 6.50%, 3/13/27	2,000,000	1,873,779
Petronas Capital Ltd., 3.50%, 4/21/30, Callable 1/21/30 @ 100 (a)	50,000	55,919
Pioneer Natural Resources Co., 1.90%, 8/15/30, Callable 5/15/30 @ 100	750,000	705,038
Plains All American Pipeline LP/PAA Finance Corp., 3.55%, 12/15/29, Callable 9/15/29 @ 100	1,500,000	1,445,235
Rockies Express Pipeline LLC, 4.95%, 7/15/29, Callable 4/15/29 @ 100 (a)	2,000,000	1,944,219
Sabal Trail Transmission LLC, 4.25%, 5/1/28, Callable 2/1/28 @ 100 (a)	1,000,000	1,124,840
Southwestern Energy Co., 7.75%, 10/1/27, Callable 10/1/22 @ 103.88	500,000	485,580
Transocean Guardian Ltd., 5.88%, 1/15/24, Callable 7/15/21 @ 102.94 (a)	390,005	251,288
Valero Energy Corp., 2.15%, 9/15/27, Callable 7/15/27 @ 100	636,000	633,151
Western Midstream Operating LP, 3.10%, 2/1/25, Callable 1/1/25 @ 100	421,000	400,653
		31,896,222
Financials (15.3%):
ABN AMRO Bank NV, 4.80%, 4/18/26 (a)	500,000	570,360
Amcor Finance USA, Inc., 3.63%, 4/28/26, Callable 1/28/26 @ 100	1,250,000	1,389,950
American Equity Investment Life Holding Co., 5.00%, 6/15/27, Callable 3/15/27 @ 100	500,000	543,380
Ares Capital Corp., 4.25%, 3/1/25, Callable 1/1/25 @ 100	500,000	517,990
Athene Global Funding, 2.80%, 5/26/23 (a)	1,000,000	1,042,860
AXA Equitable Holdings, Inc., 4.35%, 4/20/28, Callable 1/20/28 @ 100	1,000,000	1,138,710
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand, 5.38%, 4/17/25 (a)	357,000	396,081
Banco Santander SA, 4.38%, 4/12/28	600,000	681,270
Bank of America Corp., 3.71%(LIBOR03M+151bps), 4/24/28, Callable 4/24/27 @ 100 (b)	1,000,000	1,129,050
Bank of Montreal, 3.80%(USSW5+143bps), 12/15/32, Callable 12/15/27 @ 100 (b)	500,000	556,560
Barclays PLC
4.61%(LIBOR03M+140bps), 2/15/23, Callable 2/15/22 @ 100 (b)	1,000,000	1,046,090
3.93%(LIBOR03M+161bps), 5/7/25, Callable 5/7/24 @ 100 (b)	500,000	536,215
BB&T Corp., 4.25%, 9/30/24	750,000	839,400
Belrose Funding Trust, 2.33%, 8/15/30, Callable 5/15/30 @ 100 (a)	1,000,000	993,880
BMW US Capital LLC, 3.75%, 4/12/28, Callable 1/12/28 @ 100 (a)	1,000,000	1,144,000
BNP Paribas SA, 4.71%(LIBOR03M+224bps), 1/10/25, Callable 1/10/24 @ 100 (a)(b)	1,000,000	1,107,900
BPCE SA
4.00%, 9/12/23 (a)	500,000	543,350
3.25%, 1/11/28 (a)	1,000,000	1,106,530
Cadence Bancorp, 4.75%(LIBOR03M+303bps), 6/30/29, Callable 6/30/24 @ 100 (b)	500,000	438,050
Capital One Financial Corp., 3.75%, 7/28/26, Callable 6/28/26 @ 100	1,000,000	1,089,220
CEMEX Finance LLC, 6.00%, 4/1/24, Callable 10/9/20 @ 102 (a)	250,000	255,118

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
CIT Group, Inc., 5.25%, 3/7/25, Callable 12/7/24 @ 100	$500,000	$529,050
Citizens Financial Group, Inc., 2.50%, 2/6/30, Callable 11/6/29 @ 100	2,000,000	2,117,119
CNO Financial Group, Inc., 5.25%, 5/30/29, Callable 2/28/29 @ 100	500,000	578,235
Co-operatieve Rabobank UA, 4.00%(USSW5+189bps), 4/10/29, MTN, Callable 4/10/24 @ 100 (b)	600,000	639,936
Credit Acceptance Corp., 6.63%, 3/15/26, Callable 3/15/22 @ 103.31	500,000	516,010
Credit Agricole SA, 3.25%, 10/4/24 (a)	1,250,000	1,349,763
Credit Suisse Group Funding Guernsey Ltd., 3.75%, 3/26/25	500,000	553,455
Diageo Capital PLC, 2.13%, 4/29/32, Callable 1/29/32 @ 100	500,000	521,980
Fairfax Financial Holdings Ltd., 4.85%, 4/17/28, Callable 1/17/28 @ 100	500,000	549,460
Fifth Third Bancorp, 3.95%, 3/14/28, Callable 2/14/28 @ 100	500,000	581,845
First Horizon Bank, 5.75%, 5/1/30, Callable 2/1/30 @ 100	500,000	564,030
Ford Motor Credit Co. LLC
4.54%, 8/1/26, Callable 6/1/26 @ 100	1,400,000	1,395,799
5.11%, 5/3/29, Callable 2/3/29 @ 100	500,000	512,920
FS KKR Capital Corp., 4.63%, 7/15/24, Callable 6/15/24 @ 100	1,000,000	1,010,910
Glencore Funding LLC
4.00%, 3/27/27, Callable 12/27/26 @ 100 (a)	500,000	545,820
2.50%, 9/1/30, Callable 6/1/30 @ 100 (a)	500,000	486,135
Global Atlantic Financial Co., 4.40%, 10/15/29, Callable 7/15/29 @ 100 (a)	1,714,000	1,791,489
HSBC Holdings PLC
3.80%(LIBOR03M+121bps), 3/11/25, Callable 3/11/24 @ 100 (b)	500,000	538,165
4.29%(LIBOR03M+135bps), 9/12/26, Callable 9/12/25 @ 100 (b)	500,000	558,010
Hyundai Capital America
3.40%, 6/20/24 (a)	500,000	530,320
3.50%, 11/2/26, Callable 9/2/26 @ 100 (a)	500,000	535,995
ILFC E-Capital Trust I, 2.98%, 12/21/65, Callable 11/9/20 @ 100 (a)	500,000	251,160
JPMorgan Chase & Co., 2.52%(SOFR+204bps), 4/22/31, Callable 4/22/30 @ 100 (b)	750,000	797,408
KeyBank NA
3.40%, 5/20/26, MTN	500,000	560,660
3.90%, 4/13/29	1,000,000	1,137,859
KeyCorp, 2.25%, 4/6/27, MTN	500,000	529,690
KKR Group Finance Co. LLC, 3.75%, 7/1/29, Callable 4/1/29 @ 100 (a)	500,000	576,505
Lincoln National Corp., 3.80%, 3/1/28, Callable 12/1/27 @ 100	500,000	575,665
Lloyds Banking Group PLC
2.91%(LIBOR03M+81bps), 11/7/23, Callable 11/7/22 @ 100 (b)	250,000	259,408
3.57%(LIBOR03M+121bps), 11/7/28, Callable 11/7/27 @ 100 (b)	250,000	273,993
Main Street Capital Corp., 4.50%, 12/1/22	500,000	518,335
Mercury General Corp., 4.40%, 3/15/27, Callable 12/15/26 @ 100	1,000,000	1,085,050
National Australia Bank Ltd., 3.93%(H15T5Y+188bps), 8/2/34, Callable 8/2/29 @ 100 (a)(b)	1,500,000	1,666,485
Nationwide Building Society
3.62%(LIBOR03M+118bps), 4/26/23, Callable 4/26/22 @ 100 (a)(b)	1,000,000	1,038,790
4.36%(LIBOR03M+139bps), 8/1/24, Callable 8/1/23 @ 100 (a)(b)	750,000	814,530
4.30%(LIBOR03M+145bps), 3/8/29, Callable 3/8/28 @ 100 (a)(b)	250,000	282,733
3.96%(LIBOR03M+186bps), 7/18/30, Callable 7/18/29 @ 100 (a)(b)	500,000	564,825
New York Community Bancorp, Inc., 5.90%(LIBOR03M+278bps), 11/6/28, Callable 11/6/23 @ 100 (b)	500,000	507,675
Old Republic International Corp., 3.88%, 8/26/26, Callable 7/26/26 @ 100	500,000	567,860
Pine Street Trust I, 4.57%, 2/15/29, Callable 11/15/28 @ 100 (a)	500,000	573,705
PPL Capital Funding, Inc., 4.13%, 4/15/30, Callable 1/15/30 @ 100	1,000,000	1,179,920
Prudential Financial, Inc., 4.35%, 2/25/50, Callable 8/25/49 @ 100	500,000	599,635
Regions Financial Corp., 2.25%, 5/18/25, Callable 4/18/25 @ 100	750,000	791,603
Royal Bank of Canada, 1.60%, 4/17/23, MTN	1,500,000	1,540,019

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Royal Bank of Scotland Group PLC
6.13%, 12/15/22	$500,000	$545,840
4.27%(LIBOR03M+176bps), 3/22/25, Callable 3/22/24 @ 100 (b)	1,000,000	1,086,309
5.08%(LIBOR03M+191bps), 1/27/30, Callable 1/27/29 @ 100 (b)	500,000	596,445
4.44%(LIBOR03M+187bps), 5/8/30, Callable 5/8/29 @ 100 (b)	1,000,000	1,150,699
Santander Holdings USA, Inc.
4.45%, 12/3/21, Callable 11/3/21 @ 100	250,000	259,153
3.40%, 1/18/23, Callable 12/18/22 @ 100	250,000	261,860
4.40%, 7/13/27, Callable 4/14/27 @ 100	750,000	822,953
Societe Generale SA, 3.88%, 3/28/24 (a)	1,000,000	1,074,650
Standard Chartered PLC, 4.87%(LIBOR03M+197bps), 3/15/33, Callable 3/15/28 @ 100 (a)(b)	500,000	543,260
Starwood Property Trust, Inc., 3.63%, 2/1/21, Callable 11/9/20 @ 100	1,000,000	998,980
Synchrony Financial
4.50%, 7/23/25, Callable 4/23/25 @ 100	500,000	552,160
3.95%, 12/1/27, Callable 9/1/27 @ 100	500,000	537,875
5.15%, 3/19/29, Callable 12/19/28 @ 100	500,000	581,390
Synovus Financial Corp., 5.90%(USSW5+338bps), 2/7/29, Callable 2/7/24 @ 100 (b)	500,000	516,645
TCF National Bank, 4.12%(LIBOR03M+238bps), 7/2/29, Callable 7/2/24 @ 100 (b)	1,000,000	974,100
Texas Capital Bank NA, 5.25%, 1/31/26	250,000	259,490
The Goldman Sachs Group, Inc., 1.01%(LIBOR03M+75bps), 2/23/23 (b)	500,000	502,065
The PNC Financial Services Group, Inc., 2.55%, 1/22/30, Callable 10/24/29 @ 100	1,500,000	1,628,099
The Progressive Corp., 3.20%, 3/26/30, Callable 12/26/29 @ 100	400,000	459,376
Torchmark Corp., 4.55%, 9/15/28, Callable 6/15/28 @ 100	500,000	597,010
Toyota Motor Credit Corp., 3.38%, 4/1/30, MTN	536,000	619,091
Truist Bank, 2.25%, 3/11/30, Callable 12/11/29 @ 100	1,050,000	1,083,138
UMB Financial Corp., 3.70%(H15T5Y+344bps), 9/17/30, Callable 9/17/25 @ 100 (b)	375,000	370,350
Wells Fargo & Co.
2.19%(SOFR+200bps), 4/30/26, Callable 4/30/25 @ 100 (b)	750,000	781,860
3.00%, 10/23/26	1,000,000	1,093,040
Westpac Banking Corp., 4.32%(USISDA05+224bps), 11/23/31, Callable 11/23/26 @ 100 (b)	1,000,000	1,128,450
Zions Bancorp NA, 3.25%, 10/29/29, Callable 7/29/29 @ 100	1,000,000	996,030
		70,186,241
Health Care (3.4%):
AbbVie, Inc., 3.20%, 11/21/29, Callable 8/21/29 @ 100 (a)(f)	1,000,000	1,101,260
Anthem, Inc., 2.88%, 9/15/29, Callable 6/15/29 @ 100	323,000	349,205
Biogen, Inc., 2.25%, 5/1/30, Callable 2/1/30 @ 100	500,000	511,300
Boston Medical Center Corp., 3.91%, 7/1/28	500,000	563,930
Bristol Myers Squibb Co., 3.90%, 2/20/28, Callable 11/20/27 @ 100	500,000	591,945
CVS Health Corp.
4.30%, 3/25/28, Callable 12/25/27 @ 100	500,000	584,775
3.25%, 8/15/29, Callable 5/15/29 @ 100 (f)	500,000	550,705
DENTSPLY SIRONA, Inc., 3.25%, 6/1/30, Callable 3/1/30 @ 100	750,000	815,663
Duke University Health System, Inc., 2.60%, 6/1/30	500,000	532,835
Eastern Maine Healthcare Systems, 3.71%, 7/1/26	435,000	447,605
Fresenius Medical Care US Finance III, Inc., 2.38%, 2/16/31, Callable 11/16/30 @ 100 (a)	1,000,000	988,529
Gilead Sciences, Inc., 1.20%, 10/1/27, Callable 8/1/27 @ 100	1,000,000	1,003,012
HCA, Inc., 4.50%, 2/15/27, Callable 8/15/26 @ 100	500,000	560,975
Mercy Health, 4.30%, 7/1/28	250,000	286,270
Mylan NV, 3.95%, 6/15/26, Callable 3/15/26 @ 100	1,000,000	1,124,320
Orlando Health Obligated Group
3.78%, 10/1/28, Callable 7/1/28 @ 100	500,000	564,235
2.89%, 10/1/35 (i)	1,000,000	1,000,000
Premier Health Partners, 2.91%, 11/15/26, Callable 5/15/26 @ 100	750,000	731,603

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Quest Diagnostics, Inc., 3.45%, 6/1/26, Callable 3/1/26 @ 100	$1,250,000	$1,413,437
Royalty Pharma PLC, 2.20%, 9/2/30, Callable 6/2/30 @ 100 (a)	1,000,000	998,530
Teva Pharmaceutical Finance IV BV, 3.65%, 11/10/21	500,000	497,830
Universal Health Services, Inc., 2.65%, 10/15/30, Callable 7/15/30 @ 100 (a)	333,000	331,072
Upjohn, Inc., 2.30%, 6/22/27, Callable 4/22/27 @ 100 (a)	250,000	258,848
		15,807,884
Industrials (5.6%):
Air Canada Pass Through Trust, 5.38%, 11/15/22 (a)	158,952	142,848
Aircastle Ltd., 4.40%, 9/25/23, Callable 8/25/23 @ 100	500,000	494,760
American Airlines Pass Through Trust
3.70%, 4/1/28	350,786	286,154
3.85%, 8/15/29	469,965	306,962
3.60%, 4/15/31	445,877	358,093
Aramark Services, Inc., 5.00%, 2/1/28, Callable 2/1/23 @ 102.5 (a)	500,000	503,560
Arconic, Inc.
5.13%, 10/1/24, Callable 7/1/24 @ 100	250,000	264,263
5.90%, 2/1/27	250,000	269,373
Ashtead Capital, Inc., 4.25%, 11/1/29, Callable 11/1/24 @ 102.13 (a)(g)	1,179,000	1,237,596
BAE Systems PLC, 3.40%, 4/15/30, Callable 1/15/30 @ 100 (a)	750,000	840,487
British Airways Pass Through Trust
3.35%, 12/15/30 (a)	489,316	403,343
3.80%, 3/20/33 (a)	664,482	630,334
Carlisle Cos., Inc., 2.75%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	1,065,830
Carrier Global Corp., 3.38%, 4/5/40, Callable 10/5/39 @ 100 (a)	1,000,000	1,047,220
Caterpillar, Inc., 2.60%, 4/9/30, Callable 1/9/30 @ 100	500,000	547,755
CK Hutchison International Ltd.
3.50%, 4/5/27 (a)	750,000	830,235
2.75%, 9/6/29, Callable 6/6/29 @ 100 (a)	1,500,000	1,605,630
CNH Industrial Capital LLC, 1.88%, 1/15/26, Callable 12/15/25 @ 100 (i)	1,000,000	998,639
CoStar Group, Inc., 2.80%, 7/15/30, Callable 4/15/30 @ 100 (a)	224,000	232,064
FedEx Corp., 3.90%, 2/1/35	1,250,000	1,452,050
Ferguson Finance PLC, 3.25%, 6/2/30, Callable 3/2/30 @ 100 (a)	450,000	488,529
Georgia-Pacific LLC, 2.10%, 4/30/27, Callable 2/28/27 @ 100 (a)	500,000	524,740
Hawaiian Airlines Pass Through Certificates
4.95%, 7/15/23	588,767	519,498
3.90%, 7/15/27	108,031	88,268
Heathrow Funding Ltd., 4.88%, 7/15/21 (a)	568,000	581,581
Hillenbrand, Inc., 4.50%, 9/15/26, Callable 7/15/26 @ 100	1,000,000	1,088,370
Hubbell, Inc., 3.50%, 2/15/28, Callable 11/15/27 @ 100	1,000,000	1,088,180
IDEX Corp., 3.00%, 5/1/30, Callable 2/1/30 @ 100	500,000	550,265
Ingersoll-Rand Global Holding Co. Ltd., 3.75%, 8/21/28, Callable 5/21/28 @ 100	500,000	576,680
JetBlue Pass Through Trust, 2.95%, 11/15/29	241,025	211,591
Latam Airlines Pass Through Trust, 4.20%, 8/15/29	765,170	644,051
Northrop Grumman Corp., 3.25%, 1/15/28, Callable 10/15/27 @ 100	500,000	562,215
Otis Worldwide Corp., 3.11%, 2/15/40, Callable 8/15/39 @ 100	1,000,000	1,069,240
Penske Truck Leasing Co. LP/PTL Finance Corp.
3.95%, 3/10/25, Callable 1/10/25 @ 100 (a)	500,000	556,355
4.45%, 1/29/26, Callable 11/29/25 @ 100 (a)	1,000,000	1,144,990
Rolls-Royce PLC, 3.63%, 10/14/25, Callable 7/14/25 @ 100 (a)	275,000	254,205
Ryder System, Inc., 3.40%, 3/1/23, MTN, Callable 2/1/23 @ 100	1,000,000	1,059,900
Southwest Airlines Co., 5.13%, 6/15/27, Callable 4/15/27 @ 100	800,000	872,457
The Boeing Co., 5.71%, 5/1/40, Callable 11/1/39 @ 100	1,000,000	1,177,079
Union Pacific Corp., 4.30%, 3/1/49, Callable 9/1/48 @ 100	500,000	644,905
United Airlines Pass Through Trust, 3.70%, 9/1/31	454,122	365,441
		27,585,736

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Information Technology (1.7%):
Amphenol Corp., 4.35%, 6/1/29, Callable 3/1/29 @ 100	$500,000	$606,650
Analog Devices, Inc., 2.95%, 4/1/25, Callable 3/1/25 @ 100	250,000	272,140
Broadcom, Inc., 4.30%, 11/15/32, Callable 8/15/32 @ 100	750,000	857,565
Hewlett Packard Enterprise Co., 4.65%, 10/1/24, Callable 9/1/24 @ 100	500,000	564,360
HP, Inc., 3.40%, 6/17/30, Callable 3/17/30 @ 100	743,000	796,808
Jabil, Inc., 3.00%, 1/15/31, Callable 10/15/30 @ 100	974,000	995,340
Micron Technology, Inc., 4.66%, 2/15/30, Callable 11/15/29 @ 100	1,000,000	1,178,010
Motorola Solutions, Inc., 4.60%, 2/23/28, Callable 11/23/27 @ 100	750,000	875,618
Qorvo, Inc., 3.38%, 4/1/31, Callable 4/1/26 @ 101.69 (a)	500,000	508,080
Salesforce.com, Inc., 3.70%, 4/11/28, Callable 1/11/28 @ 100	1,000,000	1,179,730
		7,834,301
Materials (3.1%):
Anglo American Capital PLC, 4.00%, 9/11/27 (a)	1,000,000	1,104,600
Avery Dennison Corp., 2.65%, 4/30/30, Callable 2/1/30 @ 100	800,000	857,400
Braskem Netherlands Finance BV, 4.50%, 1/31/30 (a)	1,000,000	933,380
CCL Industries, Inc., 3.05%, 6/1/30, Callable 3/1/30 @ 100 (a)	750,000	800,138
Colonial Enterprises, Inc., 3.25%, 5/15/30, Callable 2/15/30 @ 100 (a)	375,000	420,004
Crown Americas LLC/Crown Americas Capital Corp., 4.25%, 9/30/26, Callable 3/31/26 @ 100	500,000	519,190
DuPont de Nemours, Inc., 4.73%, 11/15/28, Callable 8/15/28 @ 100	500,000	599,690
Kinross Gold Corp., 5.95%, 3/15/24, Callable 12/15/23 @ 100	500,000	570,910
LafargeHolcim Finance US LLC, 3.50%, 9/22/26, Callable 6/22/26 @ 100 (a)	1,000,000	1,083,510
LYB International Finance III LLC, 3.38%, 5/1/30, Callable 2/1/30 @ 100	750,000	819,960
Martin Marietta Materials, Inc., 3.50%, 12/15/27, Callable 9/15/27 @ 100	625,000	701,794
Nutrien Ltd., 4.20%, 4/1/29, Callable 1/1/29 @ 100	1,000,000	1,187,870
Packaging Corp. of America, 3.40%, 12/15/27, Callable 9/15/27 @ 100	500,000	558,675
Reliance Steel & Aluminum Co., 4.50%, 4/15/23, Callable 1/15/23 @ 100	500,000	541,420
Sonoco Products Co., 3.13%, 5/1/30, Callable 2/1/30 @ 100	686,000	746,320
The Mosaic Co., 4.05%, 11/15/27, Callable 8/15/27 @ 100	1,000,000	1,113,390
Vulcan Materials Co.
3.90%, 4/1/27, Callable 1/1/27 @ 100	500,000	566,265
3.50%, 6/1/30, Callable 3/1/30 @ 100	1,000,000	1,124,900
WRKCo, Inc., 3.00%, 6/15/33, Callable 3/15/33 @ 100	365,000	397,288
		14,646,704
Real Estate (1.5%):
AvalonBay Communities, Inc., 3.20%, 1/15/28, MTN, Callable 10/15/27 @ 100	750,000	836,558
Boston Properties LP, 3.25%, 1/30/31, Callable 10/30/30 @ 100	437,000	471,418
EPR Properties, 4.95%, 4/15/28, Callable 1/15/28 @ 100	500,000	485,810
Essex Portfolio LP, 2.65%, 3/15/32, Callable 12/15/31 @ 100	1,500,000	1,583,085
GLP Capital LP/GLP Financing II, Inc., 4.00%, 1/15/31, Callable 10/15/30 @ 100	250,000	260,230
Hospitality Properties Trust, 4.95%, 2/15/27, Callable 8/15/26 @ 100	500,000	445,445
Host Hotels & Resorts LP, 3.50%, 9/15/30, Callable 6/15/30 @ 100	311,000	297,655
Hudson Pacific Properties LP
3.95%, 11/1/27, Callable 8/1/27 @ 100	500,000	537,960
4.65%, 4/1/29, Callable 1/1/29 @ 100	500,000	570,745
Office Properties Income Trust, 4.50%, 2/1/25, Callable 11/1/24 @ 100	1,000,000	1,011,767
Vornado Realty LP, 3.50%, 1/15/25, Callable 11/15/24 @ 100	500,000	520,120
		7,020,793
Utilities (3.5%):
AEP Texas, Inc., 3.45%, 1/15/50, Callable 7/15/49 @ 100	1,500,000	1,642,424
Ameren Corp., 3.50%, 1/15/31, Callable 10/15/30 @ 100	250,000	285,715

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
American Water Capital Corp., 2.95%, 9/1/27, Callable 6/1/27 @ 100	$1,000,000	$1,105,360
Cleco Corporate Holdings LLC, 3.38%, 9/15/29, Callable 6/15/29 @ 100	1,000,000	1,017,170
Comision Federal de Electricidad, 4.88%, 5/26/21 (a)	750,000	766,868
Dominion Energy, Inc., 3.07%, 8/15/24 (j)	1,000,000	1,076,090
DTE Electric Co., 2.25%, 3/1/30, Callable 12/1/29 @ 100	1,000,000	1,065,500
Entergy Louisiana LLC, 4.00%, 3/15/33, Callable 12/15/32 @ 100	1,000,000	1,251,320
Exelon Generation Co. LLC, 3.25%, 6/1/25, Callable 5/1/25 @ 100	750,000	821,700
IPALCO Enterprises, Inc., 4.25%, 5/1/30, Callable 2/1/30 @ 100 (a)	525,000	597,324
ITC Holdings Corp., 2.95%, 5/14/30, Callable 2/14/30 @ 100 (a)	750,000	808,688
National Fuel Gas Co., 4.75%, 9/1/28, Callable 6/1/28 @ 100	1,000,000	1,051,850
Southern Co. Gas Capital Corp., 1.75%, 1/15/31, Callable 10/15/30 @ 100	1,000,000	990,810
Southern Star Central Corp., 5.13%, 7/15/22, Callable 11/9/20 @ 100 (a)	2,117,000	2,119,625
The Cleveland Electric Illuminating Co., 4.55%, 11/15/30, Callable 8/15/30 @ 100 (a)	500,000	587,975
The Narragansett Electric Co., 3.40%, 4/9/30, Callable 1/9/30 @ 100 (a)	500,000	570,460
Vistra Operations Co. LLC, 4.30%, 7/15/29, Callable 4/15/29 @ 100 (a)	500,000	545,465
		16,304,344

Total Corporate Bonds (Cost $217,123,638)		232,119,645

Municipal Bonds (3.6%)
California (0.1%):
San Jose Redevelopment Agency Successor Agency Tax Allocation, Series A-T, 3.13%, 8/1/28, Continuously Callable @100	500,000	554,515

Connecticut (0.1%):
State of Connecticut, GO, Series A, 3.43%, 4/15/28	500,000	572,030

Florida (0.2%):
Hillsborough County School Board Certificate of Participation, Series B, 1.92%, 7/1/25	750,000	766,163

Illinois (0.4%):
Illinois Finance Authority Revenue
3.55%, 8/15/29	500,000	563,705
3.51%, 5/15/41(k)	750,000	753,165
Metropolitan Pier & Exposition Authority Revenue, 4.30%, 12/15/28	500,000	499,495
		1,816,365
Kentucky (0.1%):
Kentucky Economic Development Finance Authority Revenue, 3.82%, 12/1/27	500,000	540,310

Louisiana (0.3%):
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue, 1.55%, 2/1/27	700,000	703,948
Louisiana Public Facilities Authority Revenue, 2.28%, 6/1/30	500,000	507,635
		1,211,583
Michigan (0.4%):
Michigan Finance Authority Revenue
2.47%, 12/1/25	1,000,000	1,071,930
3.08%, 12/1/34	1,000,000	1,091,810
		2,163,740
New Jersey (0.5%):
New Jersey Economic Development Authority Revenue, Series NNN, 3.47%, 6/15/27	1,000,000	1,029,040
New Jersey Transportation Trust Fund Authority Revenue, 4.08%, 6/15/39	385,000	366,104

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
Rutgers The State University of New Jersey Revenue, Series S, 2.01%, 5/1/32	$750,000	$733,905
		2,129,049
New York (0.4%):
New York City Industrial Development Agency Revenue, 2.73%, 3/1/34(k)	1,500,000	1,502,295
New York State Dormitory Authority Revenue, Series A, 2.46%, 7/1/32	750,000	769,455
		2,271,750
Oklahoma (0.1%):
Oklahoma Development Finance Authority Revenue, Series C, 5.45%, 8/15/28	500,000	583,845

Pennsylvania (0.4%):
Commonwealth Financing Authority Revenue, Series A, 3.63%, 6/1/29	500,000	568,355
State Public School Building Authority Revenue, 3.15%, 4/1/30	1,290,000	1,315,000
		1,883,355
Texas (0.6%):
City of Houston Airport System Revenue, Series C, 2.09%, 7/1/28(k)	750,000	752,400
City of San Antonio, GO, 1.76%, 2/1/31, Continuously Callable @100	630,000	643,318
Dallas Fort Worth International Airport Revenue, Series C, 1.75%, 11/1/27	750,000	755,693
Harris County Cultural Education Facilities Finance Corp. Revenue, Series D, 2.28%, 7/1/34	370,000	367,565
		2,518,976
Total Municipal Bonds (Cost $16,370,925)		17,011,681

U.S. Government Agency Mortgages (10.5%)
Federal Home Loan Mortgage Corp.
Series K028, Class A2, 3.11%, 2/25/23	1,000,000	1,052,730
Series K059, Class A2, 3.12%, 9/25/26 (c)	1,000,000	1,122,701
Series KIR3, Class A2, 3.28%, 8/25/27	1,500,000	1,717,605
Series K069, Class A2, 3.19%, 9/25/27 (c)	86,000	98,640
Series K071, Class A2, 3.29%, 11/25/27	500,000	576,011
Series K075, Class A2, 3.65%, 2/25/28 (c)	500,000	588,092
Series K087, Class A2, 3.77%, 12/25/28 (f)	500,000	595,895
Series K091, Class A2, 3.51%, 3/25/29	1,250,000	1,468,365
Series 4818, Class VD, 4.00%, 6/15/29 - 5/1/46	2,953,644	3,187,787
Series K095, Class A2, 2.79%, 6/25/29	1,000,000	1,125,176
Series K097, Class A2, 2.51%, 7/25/29	2,000,000	2,231,104
Series K096, Class A2, 2.52%, 7/25/29	1,000,000	1,109,395
Series KG02, Class A2, 2.41%, 8/25/29	909,000	999,174
Series K100, Class A2, 2.67%, 9/25/29	545,000	611,375
Series K159, Class A2, 3.95%, 11/25/30 (c)	500,000	598,962
3.00%, 3/1/31 - 2/1/33	512,213	541,262
3.50%, 5/1/33 - 11/1/47	3,344,649	3,544,192
Series K-1510, Class A3, 3.79%, 1/25/34	1,000,000	1,236,232
Series K-1512, Class A3, 3.06%, 4/25/34	1,000,000	1,182,400
4.50%, 12/1/45	154,669	173,643
		23,760,741
Federal National Mortgage Association
Series M4, Class A2, 3.15%, 3/25/28 (c)	500,000	568,176
Series 2019-M1, Class A2, 3.67%, 9/25/28 (c)	750,000	882,429
Series 2019-M12, Class A2, 2.89%, 5/25/29 (c)	1,000,000	1,127,033
2.50%, 11/1/34 (f)	759,266	792,227
4.00%, 12/1/41 - 2/1/50	11,805,206	12,595,479
3.50%, 9/1/45 - 2/1/50	7,459,048	7,901,239
4.50%, 8/1/47	32,914	35,742

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Principal Amount	Value
3.00%, 2/1/50	$1,650,684	$1,726,972
		25,629,297

Total U.S. Government Agency Mortgages (Cost $46,616,942)		49,390,038

U.S. Treasury Obligations (26.2%)
U.S. Treasury Bills
0.07%, 10/22/20 (l)	4,000,000	3,999,820
0.09%, 12/3/20 (l)	4,000,000	3,999,371
U.S. Treasury Bonds
4.38%, 2/15/38	750,000	1,155,000
3.50%, 2/15/39 (f)	2,770,000	3,891,417
4.38%, 11/15/39	1,000,000	1,564,219
1.13%, 5/15/40	1,000,000	986,406
3.13%, 11/15/41	1,000,000	1,353,125
2.75%, 8/15/47	500,000	650,313
2.75%, 11/15/47 (f)	500,000	651,094
3.00%, 2/15/48	3,500,000	4,766,016
3.38%, 11/15/48 (f)	2,012,000	2,933,748
2.88%, 5/15/49	3,000,000	4,025,625
1.25%, 5/15/50	2,000,000	1,900,625
1.38%, 8/15/50	2,000,000	1,962,500
U.S. Treasury Inflation Indexed Bonds, 0.88%, 1/15/29	512,980	597,699
U.S. Treasury Notes
2.75%, 11/30/20	250,000	251,064
2.25%, 2/15/21	195,000	196,546
2.38%, 3/15/21	2,000,000	2,020,547
2.38%, 4/15/21 (f)	3,850,000	3,896,771
1.63%, 6/30/21	1,000,000	1,011,172
1.75%, 7/31/21 (f)	10,000,000	10,135,156
2.75%, 8/15/21	1,700,000	1,738,781
2.88%, 11/15/21	3,630,000	3,741,311
2.50%, 1/15/22	712,000	733,694
1.88%, 1/31/22	1,000,000	1,023,242
1.50%, 1/31/22	7,000,000	7,127,148
2.50%, 2/15/22	2,000,000	2,065,000
1.88%, 2/28/22	1,700,000	1,741,836
2.25%, 4/15/22	2,000,000	2,065,078
1.50%, 8/15/22	1,000,000	1,025,742
0.13%, 9/30/22	1,000,000	999,961
2.00%, 10/31/22	400,000	415,531
0.13%, 9/15/23	1,000,000	999,141
2.00%, 4/30/24	24,550,000	26,138,078
2.75%, 2/28/25	850,000	943,832
3.00%, 9/30/25	300,000	340,500
0.25%, 9/30/25	1,000,000	998,906
1.50%, 8/15/26	2,000,000	2,132,344
2.00%, 11/15/26	2,700,000	2,964,516
0.50%, 6/30/27	2,500,000	2,509,766
2.25%, 8/15/27	1,000,000	1,122,031
2.25%, 11/15/27	1,700,000	1,911,969
2.75%, 2/15/28 (f)	2,000,000	2,327,500
2.88%, 8/15/28	630,000	744,188
3.13%, 11/15/28 (f)	1,000,000	1,205,156
2.63%, 2/15/29	1,000,000	1,168,750
0.63%, 5/15/30	2,500,000	2,492,969
Total U.S. Treasury Obligations (Cost $112,993,090)		122,625,204

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA Core Intermediate-Term Bond ETF	September 30, 2020
(Unaudited)

Security Description	Shares or Principal Amount	Value
Commercial Papers (1.0%)
Ameren Illinois Co., 0.16%, 10/1/20	$4,600,000	4,599,980
Total Commercial Papers (Cost $4,600,000)		4,599,980

Collateral for Securities Loaned^ (0.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(m)	27,484	$27,484
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(m)	429,596	429,596
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(m)	191,122	191,122
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(m)	109,366	109,366
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(m)	491,729	491,729
Total Collateral for Securities Loaned (Cost $1,249,297)		1,249,297

Total Investments (Cost $443,151,903) — 100.7%		471,729,167
Liabilities in excess of other assets — (0.7)%		(3,261,379)
NET ASSETS - 100.00%		$468,467,788

^	Purchased with cash collateral from securities on loan.
(a)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $97,516,671 and amounted to 20.8% of net assets.
(b)	Variable or Floating-Rate Security. Rate disclosed is as of September 30, 2020.
(c)	The rate for certain asset-backed and mortgage-backed securities may vary based on factors relating to the pool of assets underlying the security. The rate disclosed is the rate in effect at September 30, 2020.
(d)	Amount represents less than 0.05% of net assets.
(e)	Non-income producing security.
(f)	All or a portion of this security has been segregated as collateral for securities purchased on a when-issued basis.
(g)	All or a portion of this security is on loan.
(h)	Variable Rate Demand Notes that provide the rights to sell the security at face value on either that day or within the rate-reset period. The interest rate is reset on the put date at a stipulated daily, weekly, monthly, quarterly, or other specified time interval to reflect current market conditions. These securities do not indicate a reference rate and spread in their description.
(i)	Security purchased on a when-issued basis.
(j)	Stepped-coupon security converts to coupon form on 8/15/24 with a rate of 3.07%.
(k)	Security purchased on a when-issued basis.
(l)	Rate represents the effective yield at September 30, 2020.
(m)	Rate disclosed is the daily yield on September 30, 2020.

bps—Basis points
GO—General Obligation
H15T5Y—5 Year Treasury Constant Maturity Rate
LIBOR—London InterBank Offered Rate
LIBOR01M—1 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LIBOR03M—3 Month US Dollar LIBOR, rate disclosed as of September 30, 2020, based on the last reset date of the security
LLC—Limited Liability Company
LP—Limited Partnership
MTN—Medium Term Note
PLC—Public Limited Company
SOFR—Secured Overnight Financing Rate
USISDA05—5 Year ICE Swap Rate
USSW5—USD 5 Year Swap Rate

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI USA Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.4%)

Communication Services (5.1%):
Activision Blizzard, Inc.	39,891	$3,229,176
AT&T, Inc.	128,545	3,664,818
Cable One, Inc.	938	1,768,533
CenturyLink, Inc.	227,134	2,291,782
Charter Communications, Inc., Class A(a)	2,676	1,670,734
Discovery, Inc., Class A(a)(b)	111,319	2,423,415
Electronic Arts, Inc.(a)	25,632	3,342,670
IAC/InterActiveCorp.(a)	9,047	1,083,650
T-Mobile U.S., Inc.(a)	16,810	1,922,392
Verizon Communications, Inc.	41,521	2,470,084
		23,867,254
Consumer Discretionary (11.5%):
Amazon.com, Inc.(a)	1,203	3,787,922
Best Buy Co., Inc.	25,095	2,792,822
BorgWarner, Inc.(b)	32,081	1,242,818
Carnival Corp.(b)	56,492	857,549
D.R. Horton, Inc.	41,498	3,138,493
Dollar General Corp.	19,827	4,156,136
Domino's Pizza, Inc.	3,744	1,592,248
eBay, Inc.	63,497	3,308,194
Garmin Ltd.	19,081	1,810,024
General Motors Co.	86,127	2,548,498
Lear Corp.	22,209	2,421,891
Lennar Corp., Class A	33,048	2,699,361
LKQ Corp.(a)	35,382	981,143
Mohawk Industries, Inc.(a)	20,046	1,956,289
Newell Brands, Inc.	137,554	2,360,427
NVR, Inc.(a)	365	1,490,339
Peloton Interactive, Inc., Class A(a)	18,574	1,843,284
PulteGroup, Inc.	53,320	2,468,183
Royal Caribbean Cruises Ltd.(b)	15,690	1,015,614
Target Corp.(c)	21,134	3,326,914
Tesla, Inc.(a)	6,661	2,857,636
Tractor Supply Co.	10,725	1,537,322
Whirlpool Corp.(b)	16,005	2,943,159
		53,136,266
Consumer Staples (7.9%):
Campbell Soup Co.	29,109	1,408,002
Conagra Brands, Inc.	78,658	2,808,877
General Mills, Inc.	64,320	3,967,259
Hormel Foods Corp.	45,442	2,221,659
Ingredion, Inc.	48,217	3,649,063
Molson Coors Beverage Co., Class B	78,832	2,645,602
The Clorox Co.	21,840	4,590,113
The J.M. Smucker Co.	34,272	3,959,101
The Kraft Heinz Co.	90,395	2,707,330
The Kroger Co.	85,231	2,890,183
Walgreens Boots Alliance, Inc.	83,194	2,988,329
Walmart, Inc.	16,443	2,300,540
		36,136,058
Energy (2.5%):
Baker Hughes Co.	140,016	1,860,813
Cabot Oil & Gas Corp.	146,209	2,538,188
Chevron Corp.	16,211	1,167,192
Concho Resources, Inc.	18,035	795,704
Diamondback Energy, Inc.	39,472	1,188,897
Kinder Morgan, Inc.	101,139	1,247,044

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Marathon Petroleum Corp.	54,880	$1,610,179
The Williams Cos., Inc.	68,318	1,342,449
		11,750,466
Financials (11.0%):
AGNC Investment Corp.	180,269	2,507,541
Ally Financial, Inc.	100,615	2,522,419
American International Group, Inc.	73,654	2,027,695
Annaly Capital Management, Inc.	159,214	1,133,604
Assurant, Inc.	16,184	1,963,281
Athene Holding Ltd., Class A(a)	53,778	1,832,754
Capital One Financial Corp.	32,168	2,311,592
Citigroup, Inc.	52,964	2,283,278
Citizens Financial Group, Inc.	102,744	2,597,368
Equitable Holdings, Inc.	144,339	2,632,744
Invesco Ltd.	113,957	1,300,249
KKR & Co., Inc.	40,055	1,375,489
Lincoln National Corp.	42,256	1,323,880
MarketAxess Holdings, Inc.	6,220	2,995,490
MetLife, Inc.	69,001	2,564,767
Morgan Stanley	28,966	1,400,506
MSCI, Inc.	10,049	3,585,282
Nasdaq, Inc.	15,203	1,865,560
Prudential Financial, Inc.	38,586	2,450,983
S&P Global, Inc.	11,246	4,055,308
State Street Corp.	20,554	1,219,469
The Goldman Sachs Group, Inc.	7,389	1,484,967
Tradeweb Markets, Inc., Class A	21,594	1,252,452
Voya Financial, Inc.	53,165	2,548,198
		51,234,876
Health Care (15.2%):
AbbVie, Inc.	16,424	1,438,578
Alexion Pharmaceuticals, Inc.(a)	13,703	1,568,034
AmerisourceBergen Corp.	32,495	3,149,414
Amgen, Inc.	7,733	1,965,419
Biogen, Inc.(a)	7,444	2,111,714
Bio-Rad Laboratories, Inc., Class A(a)	6,624	3,414,407
Bristol-Myers Squibb Co.	59,844	3,607,994
Cardinal Health, Inc.	54,389	2,553,564
Centene Corp.(a)	39,172	2,284,903
Cigna Corp.	15,479	2,622,297
CVS Health Corp.	46,344	2,706,490
Danaher Corp.	22,897	4,930,411
DaVita, Inc.(a)	31,407	2,690,010
DexCom, Inc.(a)	4,305	1,774,650
Eli Lilly & Co.	11,436	1,692,757
Gilead Sciences, Inc.(c)	48,753	3,080,703
Humana, Inc.	2,922	1,209,387
Insulet Corp.(a)	5,376	1,271,908
Laboratory Corp. of America Holdings(a)	7,686	1,447,043
Masimo Corp.(a)	5,961	1,407,154
McKesson Corp.	19,249	2,866,753
Moderna, Inc.(a)	22,179	1,569,164
Molina Healthcare, Inc.(a)	11,055	2,023,507
Mylan NV(a)(b)	143,822	2,132,880
Perrigo Co. PLC	24,359	1,118,322
Quest Diagnostics, Inc.	14,449	1,654,266
Regeneron Pharmaceuticals, Inc.(a)	4,712	2,637,683
Teladoc Health, Inc.(a)(b)	9,261	2,030,382
Thermo Fisher Scientific, Inc.	5,163	2,279,568
Veeva Systems, Inc., Class A(a)	5,486	1,542,608

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
West Pharmaceutical Services, Inc.	14,071	$3,868,118
		70,650,088
Industrials (14.3%):
AMERCO, Inc.	5,119	1,822,262
C.H. Robinson Worldwide, Inc.	21,291	2,175,727
Carrier Global Corp.	78,582	2,399,894
CoStar Group, Inc.(a)(c)	2,208	1,873,510
Cummins, Inc.	17,994	3,799,613
Eaton Corp. PLC	36,863	3,761,132
Fastenal Co.	36,495	1,645,560
FedEx Corp.	6,863	1,726,182
Fortune Brands Home & Security, Inc.	30,669	2,653,482
Howmet Aerospace, Inc.(a)	77,807	1,300,933
IHS Markit Ltd.	48,079	3,774,683
Ingersoll Rand, Inc.(a)(c)	37,566	1,337,350
J.B. Hunt Transport Services, Inc.	12,982	1,640,665
Kansas City Southern	20,830	3,766,688
Knight-Swift Transportation Holdings, Inc.	65,528	2,666,990
L3Harris Technologies, Inc.	8,732	1,483,043
Lockheed Martin Corp.	4,613	1,768,071
Masco Corp.	26,026	1,434,813
Northrop Grumman Corp.	5,648	1,781,887
Old Dominion Freight Line, Inc.	18,166	3,286,593
Owens Corning, Inc.	41,746	2,872,543
PACCAR, Inc.	43,669	3,724,092
Rollins, Inc.	37,629	2,039,116
Snap-on, Inc.	10,165	1,495,576
Teledyne Technologies, Inc.(a)	4,578	1,420,141
Trane Technologies PLC	13,716	1,663,065
United Parcel Service, Inc., Class B	10,516	1,752,281
United Rentals, Inc.(a)	13,796	2,407,402
Westinghouse Air Brake Technologies Corp.	37,727	2,334,547
XPO Logistics, Inc.(a)	11,761	995,686
		66,803,527
Information Technology (16.6%):
Akamai Technologies, Inc.(a)	15,591	1,723,429
Apple, Inc.	34,626	4,010,037
Applied Materials, Inc.	19,497	1,159,097
Arrow Electronics, Inc.(a)	41,818	3,289,404
Cadence Design Systems, Inc.(a)	16,717	1,782,534
Citrix Systems, Inc.	13,260	1,826,035
Datadog, Inc., Class A(a)	17,933	1,832,035
Dell Technologies, Inc., Class C(a)	51,123	3,460,516
DocuSign, Inc.(a)	17,343	3,732,907
Fidelity National Information Services, Inc.	13,488	1,985,569
Fiserv, Inc.(a)	16,970	1,748,759
Hewlett Packard Enterprise Co.	287,112	2,690,239
HP, Inc.	150,236	2,852,982
Intel Corp.	55,973	2,898,282
KLA Corp.	7,017	1,359,474
Lam Research Corp.	6,813	2,260,213
Leidos Holdings, Inc.	13,881	1,237,491
Micron Technology, Inc.(a)	46,207	2,169,881
Microsoft Corp.(c)	22,245	4,678,791
NortonLifeLock, Inc.	56,575	1,179,023
NVIDIA Corp.	5,306	2,871,713
NXP Semiconductors NV	13,152	1,641,501
PayPal Holdings, Inc.(a)	8,515	1,677,710
Qorvo, Inc.(a)	21,810	2,813,708
Seagate Technology PLC	55,601	2,739,461

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Skyworks Solutions, Inc.	21,410	$3,115,154
Synopsys, Inc.(a)	9,647	2,064,265
Teradyne, Inc.	31,042	2,466,597
Western Digital Corp.	49,201	1,798,297
Zoom Video Communications, Inc., Class A(a)	12,908	6,068,179
Zscaler, Inc.(a)	11,530	1,622,156
		76,755,439
Materials (4.7%):
Air Products & Chemicals, Inc.	7,378	2,197,611
Corteva, Inc.	108,543	3,127,123
Crown Holdings, Inc.(a)	20,288	1,559,336
Eastman Chemical Co.	18,965	1,481,546
Linde PLC	7,850	1,869,321
Newmont Corp.	42,136	2,673,529
Nucor Corp.	36,810	1,651,297
Steel Dynamics, Inc.	100,050	2,864,431
The Mosaic Co.	88,691	1,620,385
Westrock Co.	92,613	3,217,375
		22,261,954
Real Estate (7.5%):
American Tower Corp.	15,664	3,786,458
CBRE Group, Inc., Class A(a)	63,821	2,997,672
Crown Castle International Corp.	22,429	3,734,429
Digital Realty Trust, Inc.	25,347	3,719,926
Duke Realty Corp.	49,425	1,823,783
Equinix, Inc.	4,979	3,784,686
Equity LifeStyle Properties, Inc.	25,997	1,593,616
Host Hotels & Resorts, Inc.	255,497	2,756,813
Iron Mountain, Inc.(b)	53,383	1,430,131
Medical Properties Trust, Inc.	68,556	1,208,642
Mid-America Apartment Communities, Inc.	25,213	2,923,447
Prologis, Inc.	15,942	1,604,084
SBA Communications Corp.	5,388	1,715,970
VICI Properties, Inc.	61,636	1,440,433
		34,520,090
Utilities (3.1%):
American Water Works Co., Inc.	12,811	1,856,058
Evergy, Inc.(c)	26,248	1,333,923
Exelon Corp.	45,962	1,643,601
NextEra Energy, Inc.(c)	7,233	2,007,592
NRG Energy, Inc.	71,938	2,211,374
PG&E Corp.(a)	71,440	670,822
The Southern Co.(c)	29,002	1,572,488
Vistra Corp.	159,963	3,016,902
		14,312,760
Total Common Stocks (Cost $448,498,888)		461,428,778

Collateral for Securities Loaned^ (1.6%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(d)	165,897	165,897
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(d)	2,593,109	2,593,109
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(d)	1,153,644	1,153,644

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(d)	660,148	$660,148
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(d)	2,968,155	2,968,155
Total Collateral for Securities Loaned (Cost $7,540,953)		7,540,953

Total Investments (Cost $456,039,841) — 101.0%		468,969,731
Liabilities in excess of other assets — (1.0)%		(4,663,803)
NET ASSETS - 100.00%		$464,305,928

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rate disclosed is the daily yield on September 30, 2020.

PLC—Public Limited Company

Futures Contracts Purchased
	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini S&P 500 Futures	15	12/18/20	$2,531,285	$2,514,000	$(17,285)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(17,285)
	Total net unrealized appreciation (depreciation)				$(17,285)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (99.2%)

Communication Services (3.5%):
ANGI Homeservices, Inc., Class A(a)(b)	19,608	$217,551
Bandwidth, Inc., Class A(a)	1,998	348,791
Cardlytics, Inc.(a)(b)	7,600	536,332
Cincinnati Bell, Inc.(a)	29,176	437,640
Cogent Communications Holdings, Inc.(c)	12,896	774,405
Consolidated Communications Holdings, Inc.(a)	66,131	376,285
EverQuote, Inc., Class A(a)	13,423	518,665
GCI Liberty, Inc., Class A(a)	4,916	402,915
Gray Television, Inc.(a)	35,144	483,933
iHeartMedia, Inc., Class A(a)(b)	36,232	294,204
Liberty TripAdvisor Holdings, Inc., Class A(a)	143,891	248,931
Shenandoah Telecommunications Co.	14,834	659,149
TechTarget, Inc.(a)	20,981	922,324
Telephone & Data Systems, Inc.	36,878	680,030
The New York Times Co., Class A	10,088	431,666
United States Cellular Corp.(a)	10,618	313,550
Zynga, Inc., Class A(a)	104,210	950,395
		8,596,766
Consumer Discretionary (12.0%):
1-800-Flowers.com, Inc., Class A(a)	22,775	568,009
Abercrombie & Fitch Co.(b)	14,912	207,724
Acushnet Holdings Corp.(b)	14,555	489,194
American Outdoor Brands, Inc.(a)	8,780	114,403
American Public Education, Inc.(a)	18,531	522,389
Asbury Automotive Group, Inc.(a)	3,806	370,895
AutoNation, Inc.(a)	13,560	717,731
Big Lots, Inc.	12,419	553,887
Brunswick Corp.	4,650	273,932
Camping World Holdings, Inc., Class A	5,297	157,586
Century Communities, Inc.(a)	12,272	519,474
Chegg, Inc.(a)	8,570	612,241
Cooper Tire & Rubber Co.	22,171	702,820
Dana, Inc.	19,308	237,875
Deckers Outdoor Corp.(a)	1,611	354,436
Dick's Sporting Goods, Inc.	12,861	744,395
Dillard's, Inc., Class A(b)	7,830	285,952
El Pollo Loco Holdings, Inc.(a)	17,300	280,260
Etsy, Inc.(a)	1,788	217,474
Genesco, Inc.(a)	20,246	436,099
Gentex Corp.	16,632	428,274
G-III Apparel Group Ltd.(a)	34,917	457,762
Group 1 Automotive, Inc.	6,670	589,561
Groupon, Inc.(a)	6,411	130,784
Helen of Troy Ltd.(a)(b)	3,917	758,018
Hibbett Sports, Inc.(a)	21,133	828,836
Johnson Outdoors, Inc., Class A	4,427	362,527
K12, Inc.(a)	19,080	502,567
KB Home	13,970	536,308
Lithia Motors, Inc., Class A	3,364	766,790
M/I Homes, Inc.(a)	11,993	552,278
Macy's, Inc.(b)	43,733	249,278
Malibu Boats, Inc., Class A(a)	4,337	214,942
MarineMax, Inc.(a)	7,164	183,900
MDC Holdings, Inc.	15,484	729,296
Meritage Homes Corp.(a)	6,233	688,061
Murphy USA, Inc.(a)	6,095	781,806
Ollie's Bargain Outlet Holdings, Inc.(a)	3,233	282,403
Papa John's International, Inc.	7,978	656,430
PetMed Express, Inc.(b)(c)	16,932	535,390

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Pool Corp.	1,617	$540,951
Qurate Retail, Inc., Class A	57,044	409,576
Rent-A-Center, Inc.	17,876	534,314
Shoe Carnival, Inc.(b)	7,707	258,801
Signet Jewelers Ltd.(b)	30,449	569,396
Smith & Wesson Brands, Inc.	35,120	545,062
Sonic Automotive, Inc., Class A	13,368	536,859
Stamps.com, Inc.(a)	1,446	348,414
Strategic Education, Inc.	1,949	178,275
Sturm Ruger & Co., Inc.(c)	13,524	827,128
Taylor Morrison Home Corp.(a)	21,506	528,833
The Cato Corp., Class A	61,178	478,412
The ODP Corp.(a)	21,632	420,742
Thor Industries, Inc.	5,235	498,686
Toll Brothers, Inc.	15,629	760,507
TopBuild Corp.(a)	4,589	783,296
TRI Pointe Group, Inc.(a)	32,965	597,985
Universal Electronics, Inc.(a)	5,444	205,457
Vista Outdoor, Inc.(a)	33,567	677,382
Wingstop, Inc.	2,271	310,332
Winnebago Industries, Inc.	8,183	422,816
Zumiez, Inc.(a)	20,970	583,385
		29,618,596
Consumer Staples (3.2%):
B&G Foods, Inc.(b)	12,233	339,710
BJ's Wholesale Club Holdings, Inc.(a)	8,471	351,970
Central Garden & Pet Co., Class A(a)	9,865	356,521
Darling Ingredients, Inc.(a)	12,049	434,125
Edgewell Personal Care Co.(a)	12,292	342,701
Fresh Del Monte Produce, Inc.	26,419	605,523
Freshpet, Inc.(a)	7,992	892,308
Ingles Markets, Inc., Class A	16,944	644,550
Rite Aid Corp.(a)(b)	25,554	242,507
SpartanNash Co.	24,149	394,836
Sprouts Farmers Market, Inc.(a)	16,877	353,236
The Andersons, Inc.	48,650	932,621
The Boston Beer Co., Inc., Class A(a)	1,052	929,295
United Natural Foods, Inc.(a)	17,831	265,147
Universal Corp.	8,269	346,306
Weis Markets, Inc.(c)	17,953	861,744
		8,293,100
Energy (2.4%):
Antero Resources Corp.(a)	103,019	283,302
Bonanza Creek Energy, Inc.(a)	25,145	472,726
CNX Resources Corp.(a)	41,496	391,722
Diamond S Shipping, Inc.(a)	50,959	350,088
Dorian LPG Ltd.(a)	82,503	660,849
EQT Corp.	30,208	390,589
Gulfport Energy Corp.(a)(b)	356,762	188,049
Helix Energy Solutions Group, Inc.(a)	107,412	258,863
International Seaways, Inc.	27,948	408,320
Northern Oil & Gas, Inc.(a)	43,179	247,850
PDC Energy, Inc.(a)	16,156	200,254
Range Resources Corp.	58,004	383,986
Renewable Energy Group, Inc.(a)	15,372	821,173
Southwestern Energy Co.(a)	148,133	348,113
Talos Energy, Inc.(a)	28,236	182,122
Transocean Ltd.(a)(b)	227,976	183,954
		5,771,960

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Financials (12.5%):
American Equity Investment Life Holding Co.	20,107	$442,153
American National Group, Inc.	12,089	816,370
Arbor Realty Trust, Inc.	21,766	249,656
Ares Commercial Real Estate Corp.	41,660	380,772
Ares Management Corp., Class A	18,664	754,399
ARMOUR Residential REIT, Inc.	27,863	264,977
Assured Guaranty Ltd.	23,448	503,663
Brighthouse Financial, Inc.(a)	23,698	637,713
Brightsphere Investment Group, Inc.	22,168	285,967
Cadence Bancorp	27,446	235,761
Cannae Holdings, Inc.(a)	22,649	843,902
Chimera Investment Corp.	73,798	605,144
CIT Group, Inc.	13,707	242,751
CNO Financial Group, Inc.	43,732	701,461
Cowen, Inc., Class A(b)	35,599	579,196
Customers Bancorp, Inc., Class A(a)	57,192	640,550
Dynex Capital, Inc.(b)	22,255	338,499
eHealth, Inc.(a)(b)	1,532	121,028
Ellington Financial, Inc.	30,001	367,812
Encore Capital Group, Inc.(a)	10,360	399,792
Enstar Group Ltd.(a)	2,749	443,964
EZCORP, Inc., Class A(a)	133,427	671,138
Focus Financial Partners, Inc., Class A(a)	23,519	771,188
Genworth Financial, Inc.(a)	222,513	745,419
Goosehead Insurance, Inc., Class A	9,258	801,650
Granite Point Mortgage Trust, Inc.(b)	26,811	190,090
Hamilton Lane, Inc., Class A	4,978	321,529
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	8,589	363,057
Heritage Insurance Holdings, Inc.	51,192	518,063
Hilltop Holdings, Inc.	39,773	818,529
Houlihan Lokey, Inc.	7,387	436,202
Invesco Mortgage Capital, Inc.	58,403	158,272
Janus Henderson Group PLC	19,198	416,981
Jefferies Financial Group, Inc.	21,483	386,694
Kinsale Capital Group, Inc.	4,865	925,225
Meta Financial Group, Inc.	16,094	309,327
MFA Financial, Inc.	110,752	296,815
MGIC Investment Corp.	63,617	563,647
Mr. Cooper Group, Inc.(a)	26,888	600,140
National General Holdings Corp.	9,018	304,358
National Western Life Group, Inc., Class A	3,241	592,358
Navient Corp.	66,140	558,883
New Residential Investment Corp.	31,906	253,653
New York Community Bancorp, Inc.	41,148	340,294
New York Mortgage Trust, Inc.	83,450	212,798
OFG Bancorp	21,609	269,248
OneMain Holdings, Inc.	9,586	299,563
Palomar Holdings, Inc.(a)	8,549	891,148
Pennymac Financial Services	13,579	789,211
Pennymac Mortgage Investment Trust	21,103	339,125
Popular, Inc.	17,621	639,114
Radian Group, Inc.	35,566	519,619
Ready Capital Corp.(b)	62,646	701,635
Redwood Trust, Inc.	44,494	334,595
SLM Corp.	40,989	331,601
Sterling Bancorp	23,338	245,516
StoneX Group, Inc.(a)	16,811	860,050
Trupanion, Inc.(a)(b)	4,828	380,929
Two Harbors Investment Corp.	71,302	362,927
Unum Group	31,653	532,720
Victory Capital Holdings, Inc., Class A(h)	20,740	350,299

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Virtu Financial, Inc., Class A	24,559	$565,103
Virtus Investment Partners, Inc.	2,279	315,983
Walker & Dunlop, Inc.	5,487	290,811
White Mountains Insurance Group Ltd.	520	405,080
		30,836,117
Health Care (21.4%):
Acadia Healthcare Co., Inc.(a)	15,304	451,162
ACADIA Pharmaceuticals, Inc.(a)	3,231	133,279
Acceleron Pharma, Inc.(a)	4,521	508,748
Addus HomeCare Corp.(a)	7,953	751,638
Allakos, Inc.(a)(b)	5,843	475,912
Amedisys, Inc.(a)	3,657	864,625
AMN Healthcare Services, Inc.(a)	13,316	778,453
Amneal Pharmaceuticals, Inc.(a)	53,334	206,936
Anika Therapeutics, Inc.(a)	7,843	277,564
Applied Therapeutics, Inc.(a)	4,371	90,742
Arcus Biosciences, Inc.(a)	16,432	281,644
Arena Pharmaceuticals, Inc.(a)	8,916	666,828
Arrowhead Pharmaceuticals, Inc.(a)	8,623	371,306
Arvinas, Inc.(a)	4,596	108,512
AtriCure, Inc.(a)	15,017	599,178
Axsome Therapeutics, Inc.(a)	4,251	302,884
Bio-Techne Corp.	3,874	959,707
Bioxcel Therapeutics, Inc.(a)(b)	10,476	454,239
Cardiovascular Systems, Inc.(a)	9,323	366,860
Catalyst Pharmaceuticals, Inc.(a)	96,587	286,863
CEL-SCI Corp.(a)(b)	9,831	125,345
Charles River Laboratories International, Inc.(a)	3,992	903,988
Chemed Corp.	2,077	997,686
Chemocentryx, Inc.(a)	6,244	342,171
Collegium Pharmaceutical, Inc.(a)	18,790	391,208
Computer Programs & Systems, Inc.	26,362	727,855
Constellation Pharmaceuticals, Inc.(a)	5,557	112,585
Corcept Therapeutics, Inc.(a)	34,339	597,670
Cortexyme, Inc.(a)	3,691	184,550
Covetrus, Inc.(a)	11,422	278,697
CRISPR Therapeutics AG(a)(b)	2,205	184,426
CryoPort, Inc.(a)	7,976	378,062
Deciphera Pharmaceuticals, Inc.(a)	3,667	188,117
Dicerna Pharmaceuticals, Inc.(a)	11,271	202,765
Eagle Pharmaceuticals, Inc.(a)	4,741	201,398
Eidos Therapeutics, Inc.(a)	4,752	240,119
Emergent BioSolutions, Inc.(a)	5,425	560,565
Encompass Health Corp.	12,697	825,051
Endo International PLC(a)	100,323	331,066
Exelixis, Inc.(a)	23,099	564,771
GenMark Diagnostics, Inc.(a)	28,836	409,471
Globus Medical, Inc.(a)	7,731	382,839
Haemonetics Corp.(a)	3,487	304,241
Halozyme Therapeutics, Inc.(a)	26,735	702,596
Hill-Rom Holdings, Inc.	9,799	818,314
HMS Holdings Corp.(a)	11,448	274,180
Horizon Therapeutics PLC(a)	10,437	810,746
Immunomedics, Inc.(a)(b)	4,663	396,495
Innoviva, Inc.(a)	51,167	534,695
Inovalon Holdings, Inc., Class A(a)	30,756	813,496
Inovio Pharmaceuticals, Inc.(a)(b)	23,656	274,410
Integer Holdings Corp.(a)	8,027	473,673
Integra LifeSciences Holdings Corp.(a)	7,641	360,808
Iovance Biotherapeutics, Inc.(a)	4,388	144,453
iRhythm Technologies, Inc.(a)	2,133	507,889

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Karuna Therapeutics, Inc.(a)	3,144	$243,094
Karyopharm Therapeutics, Inc.(a)(b)	8,761	127,911
Kodiak Sciences, Inc.(a)(b)	9,066	536,798
Lannett Co., Inc.(a)(b)	51,834	316,706
LHC Group, Inc.(a)	4,616	981,176
Ligand Pharmaceuticals, Inc.(a)(b)	2,970	283,100
Livongo Health, Inc.(a)	1,904	266,655
Luminex Corp.	22,865	600,206
Magellan Health, Inc.(a)	8,332	631,399
MEDNAX, Inc.(a)	14,640	238,339
Medpace Holdings, Inc.(a)	5,383	601,550
Meridian Bioscience, Inc.(a)	16,219	275,399
Merit Medical Systems, Inc.(a)	14,842	645,627
Mersana Therapeutics, Inc.(a)	10,436	194,318
Molecular Templates, Inc.(a)	9,491	103,642
Momenta Pharmaceuticals, Inc.(a)(d)	9,938	521,546
Natera, Inc.(a)	8,474	612,162
National Healthcare Corp.(c)	8,276	515,678
Natus Medical, Inc.(a)	13,270	227,315
NeoGenomics, Inc.(a)	18,524	683,350
Neoleukin Therapeutics, Inc.(a)	12,378	148,536
Nevro Corp.(a)	3,862	537,977
Novavax, Inc.(a)	1,307	141,613
Novocure Ltd.(a)	3,434	382,239
NuVasive, Inc.(a)	4,363	211,911
Omnicell, Inc.(a)	5,459	407,569
Ontrak, Inc.(a)	14,030	841,800
OPKO Health, Inc.(a)(b)	37,916	139,910
Option Care Health, Inc.(a)	13,139	175,668
OraSure Technologies, Inc.(a)	36,207	440,639
Owens & Minor, Inc.	31,823	799,076
Pacira BioSciences, Inc.(a)(b)	12,037	723,663
Patterson Cos., Inc.(b)(c)	13,207	318,355
PDL BioPharma, Inc.(a)	203,847	642,118
Penumbra, Inc.(a)	1,500	291,570
PRA Health Sciences, Inc.(a)	3,582	363,358
Premier, Inc., Class A	23,568	773,737
Prestige Consumer Healthcare, Inc.(a)	18,795	684,514
Provention Bio, Inc.(a)	15,731	201,829
Quidel Corp.(a)	2,749	603,076
R1 RCM, Inc.(a)	48,486	831,535
RadNet, Inc.(a)	13,836	212,383
Reata Pharmaceuticals, Inc., Class A(a)	1,007	98,102
Repligen Corp.(a)	4,841	714,241
Select Medical Holdings Corp.(a)	28,633	596,139
Simulations Plus, Inc.	13,935	1,050,142
Sorrento Therapeutics, Inc.(a)(b)	17,381	193,798
STAAR Surgical Co.(a)	5,419	306,499
Surgery Partners, Inc.(a)	10,073	220,599
Syneos Health, Inc.(a)	8,188	435,274
Tandem Diabetes Care, Inc.(a)	3,656	414,956
Tenet Healthcare Corp.(a)	14,229	348,753
The Ensign Group, Inc.	13,768	785,602
The Pennant Group, Inc.(a)	8,877	342,297
The Providence Service Corp.(a)	4,866	452,100
Triple-S Management Corp., Class B(a)	24,192	432,311
Twist Bioscience Corp.(a)	3,967	301,373
United Therapeutics Corp.(a)	8,068	814,869
Vapotherm, Inc.(a)	8,688	251,952
Veracyte, Inc.(a)	15,878	515,876
Vocera Communications, Inc.(a)	11,705	340,381

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Zynex, Inc.(a)(b)	26,633	$464,746
		52,042,538
Industrials (15.5%):
ACCO Brands Corp.	83,508	484,346
ADT, Inc.	74,174	606,002
Advanced Drainage Systems, Inc.	13,122	819,338
AECOM(a)	19,438	813,286
Air Lease Corp.	19,592	576,397
Air Transport Services Group, Inc.(a)	16,069	402,689
Altra Industrial Motion Corp.	7,443	275,168
American Woodmark Corp.(a)	2,755	216,378
ArcBest Corp.	21,837	678,257
Arcosa, Inc.	15,908	701,384
Argan, Inc.	9,663	404,976
Astec Industries, Inc.	13,716	744,093
Atkore International Group, Inc.(a)	9,592	218,026
Atlas Air Worldwide Holdings, Inc.(a)	9,865	600,779
Beacon Roofing Supply, Inc.(a)	10,680	331,828
Bloom Energy Corp., Class A(a)	34,638	622,445
BMC Stock Holdings, Inc.(a)	24,920	1,067,323
Builders FirstSource, Inc.(a)	23,226	757,632
CAI International, Inc.	29,631	815,741
CBIZ, Inc.(a)	19,039	435,422
Colfax Corp.(a)	9,098	285,313
Construction Partners, Inc., Class A(a)	18,433	335,481
Cornerstone Building Brands, Inc.(a)	31,594	252,120
CSW Industrials, Inc.	7,101	548,552
Echo Global Logistics, Inc.(a)	12,956	333,876
Enphase Energy, Inc.(a)	4,800	396,432
Foundation Building Materials, Inc.(a)	38,297	602,029
FTI Consulting, Inc.(a)	8,390	889,087
Genco Shipping & Trading Ltd.	84,637	583,995
Generac Holdings, Inc.(a)	5,947	1,151,576
Gibraltar Industries, Inc.(a)	14,417	939,124
GMS, Inc.(a)	22,073	531,959
Great Lakes Dredge & Dock Corp.(a)	72,796	692,290
Heidrick & Struggles International, Inc.	30,024	589,972
Herc Holdings, Inc.(a)	8,293	328,486
Hub Group, Inc., Class A(a)	16,519	829,171
Kelly Services, Inc., Class A	44,615	760,240
Marten Transport Ltd.	45,512	742,756
Masonite International Corp.(a)	3,202	315,077
Maxar Technologies, Inc.(b)	12,706	316,888
Meritor, Inc.(a)	12,825	268,556
MYR Group, Inc.(a)	8,899	330,865
Oshkosh Corp.	5,344	392,784
Patrick Industries, Inc.	3,297	189,643
Plug Power, Inc.(a)(b)	16,280	218,315
Powell Industries, Inc.	12,666	305,631
Quanta Services, Inc.	20,181	1,066,767
Regal Beloit Corp.	4,931	462,873
Resideo Technologies, Inc.(a)	47,742	525,162
Rush Enterprises, Inc., Class A	7,924	400,479
Ryder System, Inc.	9,450	399,168
Saia, Inc.(a)	5,836	736,153
Schneider National, Inc., Class B	39,659	980,767
Simpson Manufacturing Co., Inc.	3,869	375,912
SiteOne Landscape Supply, Inc.(a)	2,735	333,533
SkyWest, Inc.	16,901	504,664
Sterling Construction Co., Inc.(a)	50,814	719,526
Sunrun, Inc.(a)	4,573	352,441

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
The Greenbrier Cos., Inc.	22,846	$671,672
The Shyft Group, Inc.	28,831	544,329
Trex Co., Inc.(a)	4,241	303,656
Triton International Ltd.	20,187	821,005
Tutor Perini Corp.(a)	48,081	535,142
UFP Industries, Inc.	12,895	728,696
UniFirst Corp.	2,369	448,618
Vectrus, Inc.(a)	13,062	496,356
Vicor Corp.(a)	7,045	547,608
Watsco, Inc.	2,385	555,443
Werner Enterprises, Inc.	22,622	949,898
WESCO International, Inc.(a)	6,430	283,049
		38,444,645
Information Technology (15.4%):
2U, Inc.(a)(b)	5,271	178,476
ACM Research, Inc., Class A(a)	7,266	502,081
Amkor Technology, Inc.(a)	50,780	568,736
Avaya Holdings Corp.(a)	38,259	581,537
Axcelis Technologies, Inc.(a)	11,645	256,190
Benchmark Electronics, Inc.	36,212	729,672
Blackline, Inc.(a)	5,006	448,688
CACI International, Inc., Class A(a)	1,846	393,493
Calix, Inc.(a)	12,639	224,721
ChannelAdvisor Corp.(a)	15,330	221,825
Ciena Corp.(a)	12,940	513,589
Cirrus Logic, Inc.(a)	10,907	735,677
Comtech Telecommunications Corp.	12,711	177,954
Conduent, Inc.(a)	154,728	492,035
CoreLogic, Inc.	4,904	331,854
CSG Systems International, Inc.	10,193	417,403
Digital Turbine, Inc.(a)	41,932	1,372,853
Diodes, Inc.(a)	14,643	826,598
DXC Technology Co.	28,459	507,993
EchoStar Corp., Class A(a)	14,705	366,007
Entegris, Inc.	11,128	827,257
Everbridge, Inc.(a)	1,898	238,636
Fabrinet(a)	9,871	622,169
Fastly, Inc., Class A(a)	4,061	380,434
Five9, Inc.(a)	5,713	740,862
FormFactor, Inc.(a)	19,825	494,237
Ichor Holdings Ltd.(a)	15,190	327,648
II-VI, Inc.(a)(b)	6,943	281,608
Inphi Corp.(a)	5,024	563,944
Inseego Corp.(a)(b)	15,696	161,983
Insight Enterprises, Inc.(a)	6,230	352,493
Itron, Inc.(a)	5,585	339,233
Jabil, Inc.	19,699	674,888
KBR, Inc.	12,702	284,017
Kulicke & Soffa Industries, Inc.	32,003	716,867
Lattice Semiconductor Corp.(a)	21,366	618,759
Limelight Networks, Inc.(a)	43,136	248,463
Lumentum Holdings, Inc.(a)	6,200	465,806
MACOM Technology Solutions Holdings, Inc.(a)	6,326	215,147
ManTech International Corp., Class A	5,045	347,500
Mesa Laboratories, Inc.	1,155	294,248
Methode Electronics, Inc.	25,409	724,157
MKS Instruments, Inc.	5,875	641,726
Model N, Inc.(a)	20,572	725,780
Monolithic Power Systems, Inc.	3,315	926,908
NeoPhotonics Corp.(a)	51,002	310,602
NetScout Systems, Inc.(a)	31,387	685,178

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
NIC, Inc.	15,144	$298,337
Nuance Communications, Inc.(a)	34,900	1,158,330
OneSpan, Inc.(a)	14,351	300,797
Onto Innovation, Inc.(a)	16,008	476,718
PC Connection, Inc.(b)	16,329	670,469
Perficient, Inc.(a)	10,403	444,624
Perspecta, Inc.	15,259	296,788
Photronics, Inc.(a)	49,907	497,074
Plexus Corp.(a)	10,894	769,443
Power Integrations, Inc.	6,533	361,928
Rambus, Inc.(a)	54,073	740,259
Sanmina Corp.(a)	24,614	665,809
ScanSource, Inc.(a)	14,216	281,903
SMART Global Holdings, Inc.(a)	19,460	532,036
SolarEdge Technologies, Inc.(a)	2,557	609,461
Super Micro Computer, Inc.(a)	23,116	610,262
Switch, Inc., Class A(b)	14,743	230,138
Sykes Enterprises, Inc.(a)	27,569	943,136
Synaptics, Inc.(a)	7,020	564,548
SYNNEX Corp.	5,524	773,690
TTEC Holdings, Inc.	8,343	455,111
TTM Technologies, Inc.(a)	56,675	646,662
Ultra Clean Holdings, Inc.(a)	18,022	386,752
VirnetX Holding Corp.	38,066	200,608
Vishay Intertechnology, Inc.	19,302	300,532
Xerox Holdings Corp.	34,996	656,875
Xperi Holding Corp.	56,448	648,588
		37,578,810
Materials (3.5%):
Boise Cascade Co.	16,570	661,475
Clearwater Paper Corp.(a)	13,693	519,512
Forterra, Inc.(a)	18,107	214,025
Hecla Mining Co.	107,943	548,350
Kraton Corp.(a)	15,266	272,040
P.H. Glatfelter Co.	41,977	578,023
Reliance Steel & Aluminum Co.	9,238	942,646
Royal Gold, Inc.	2,439	293,095
Schnitzer Steel Industries, Inc.	36,745	706,606
Schweitzer-Mauduit International, Inc.	11,803	358,693
Silgan Holdings, Inc.	35,912	1,320,484
Stepan Co.	5,017	546,853
The Scotts Miracle-Gro Co.	5,084	777,395
Verso Corp., Class A	33,013	260,473
Warrior Met Coal, Inc.	39,641	677,068
		8,676,738
Real Estate (8.6%):
Agree Realty Corp.	13,879	883,260
American Homes 4 Rent, Class A	16,834	479,432
Americold Realty Trust	17,740	634,205
Community Healthcare Trust, Inc.	17,348	811,192
CoreSite Realty Corp.	9,247	1,099,283
CyrusOne, Inc.	10,037	702,891
Easterly Government Properties, Inc.	55,517	1,244,136
EastGroup Properties, Inc.	3,716	480,590
Equity Commonwealth	65,765	1,751,323
eXp World Holdings, Inc.(a)	8,432	340,147
First Industrial Realty Trust, Inc.	25,109	999,338
Gaming and Leisure Properties, Inc.	8,616	318,189
Global Medical REIT, Inc.	27,152	366,552
Innovative Industrial Properties, Inc.	4,802	595,976

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI USA Small Cap Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Investors Real Estate Trust	5,624	$366,516
Lexington Realty Trust	103,288	1,079,360
Newmark Group, Inc., Class A	163,456	706,130
Office Properties Income Trust	11,474	237,741
PotlatchDeltic Corp.	9,220	388,162
QTS Realty Trust, Inc., Class A(b)	12,431	783,402
RE/MAX Holdings, Inc.	17,162	561,712
Realogy Holdings Corp.(a)	18,632	175,886
Redfin Corp.(a)	7,570	377,970
Rexford Industrial Realty, Inc.	21,169	968,693
Safehold, Inc.(b)	12,872	799,351
STAG Industrial, Inc.	16,300	496,987
Taubman Centers, Inc.	14,946	497,552
Terreno Realty Corp.	20,639	1,130,192
The RMR Group, Inc., Class A	21,489	590,303
The St. Joe Co.(a)	24,910	513,893
Uniti Group, Inc.	47,058	495,756
Universal Health Realty Income Trust	3,400	193,766
		21,069,886
Utilities (1.2%):
Clearway Energy, Inc., Class C	51,356	1,384,558
MDU Resources Group, Inc.	20,699	465,727
National Fuel Gas Co.	14,529	589,732
NorthWestern Corp.	8,356	406,436
		2,846,453
Total Common Stocks (Cost $226,785,463)		243,775,609

Rights (0.0%)(e)
Health Care (0.0%):(e)
Achillion Pharmaceuticals (a)(d)(f)	17,954	4,129
Total Rights (Cost $–)		4,129

Collateral for Securities Loaned^ (3.3%)
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13%(g)	177,799	177,799
Fidelity Investments Money Market Government Portfolio, Class I, 0.03%(g)	2,779,146	2,779,146
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09%(g)	1,236,410	1,236,410
JPMorgan Prime Money Market Fund, Capital Class, 0.19%(g)	707,509	707,509
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16%(g)	3,181,098	3,181,098
Total Collateral for Securities Loaned (Cost $8,081,962)		8,081,962

Total Investments (Cost $234,867,425) — 102.5%		251,861,700
Liabilities in excess of other assets — (2.5)%		(6,049,742)
NET ASSETS - 100.00%		$245,811,958

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Security was fair valued based using significant unobservable inputs as of September 30, 2020.
(e)	Amount represents less than 0.05% of net assets.

(f)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were less than 0.05% of the Fund's net assets.
(g)	Rate disclosed is the daily yield on September 30, 2020.
(h)	Affiliated security.

PLC—Public Limited Company
REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
Russell 2000 E-Mini Index Futures	21	12/18/20	$1,587,812	$1,579,620	$(8,192)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(8,192)
	Total net unrealized appreciation (depreciation)				$(8,192)

Net Change
	Fair	Purchases	Proceeds	Realized	Capital	in Unrealized	Fair
Affiliated	Value	at	from	Gains	Gain	Appreciation/	Value	Dividend
Holdings	6/30/20	Cost	Sales	(Losses)	Distribution	Depreciation	9/30/20	Income
Victory Capital Holdings, Inc.	$365,373	$5,299	$(14,842)	$1,215	$-	$(6,746)	$350,299	$1,241

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.2%)

Australia (2.6%):
Consumer Staples (0.7%):
Coles Group Ltd.	92,082	$1,121,993
Wesfarmers Ltd.	38,646	1,230,410
		2,352,403
Energy (0.2%):
Ampol Ltd.	43,995	755,224

Health Care (0.3%):
CSL Ltd.	5,084	1,045,813

Materials (1.1%):
BlueScope Steel Ltd.	100,235	912,409
Evolution Mining Ltd.	166,635	686,753
Fortescue Metals Group Ltd.	129,027	1,507,422
Northern Star Resources Ltd.	61,727	603,471
		3,710,055
Real Estate (0.3%):
Goodman Group	81,336	1,045,856
		8,909,351
Austria (0.7%):
Energy (0.3%):
OMV AG (a)	43,424	1,191,554

Financials (0.4%):
Raiffeisen Bank International AG (a)	81,294	1,245,954
		2,437,508
Belgium (1.9%):
Financials (0.7%):
Sofina SA	8,748	2,390,192

Health Care (0.7%):
Galapagos NV (a)	2,369	336,694
UCB SA	18,118	2,060,868
		2,397,562
Utilities (0.5%):
Elia Group SA	18,154	1,813,761
		6,601,515
Canada (11.7%):
Consumer Discretionary (0.4%):
Magna International, Inc.	31,138	1,420,354

Consumer Staples (2.5%):
Alimentation Couche-Tard, Inc., Class B	32,356	1,123,225
Empire Co. Ltd., Class A	33,211	960,962
Loblaw Cos. Ltd.	55,927	2,919,551
Metro, Inc.	74,954	3,585,110
		8,588,848
Energy (1.0%):
Cameco Corp.	138,313	1,392,708
TC Energy Corp.	47,957	2,006,960
		3,399,668
Financials (1.5%):
Intact Financial Corp.	25,165	2,686,151
TMX Group Ltd.	23,214	2,379,880
		5,066,031
Industrials (1.4%):
Ritchie Bros. Auctioneers, Inc.	20,194	1,193,876
Thomson Reuters Corp.	17,034	1,355,069

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
WSP Global, Inc. (b)	32,838	$2,149,620
		4,698,565
Information Technology (0.3%):
Shopify, Inc., Class A (a)	1,067	1,087,721

Materials (3.0%):
B2Gold Corp.	194,636	1,263,331
Barrick Gold Corp.	51,685	1,447,141
Franco-Nevada Corp.	5,515	768,240
Kinross Gold Corp. (a)	139,139	1,223,944
Kirkland Lake Gold Ltd. (c)	12,821	623,893
Pan American Silver Corp.	37,726	1,209,096
Teck Resources Ltd., Class B	106,243	1,474,636
Wheaton Precious Metals Corp.	30,567	1,494,997
Yamana Gold, Inc.	179,441	1,016,933
		10,522,211
Utilities (1.6%):
Algonquin Power & Utilities Corp. (b)	80,971	1,172,359
Emera, Inc.	33,674	1,378,976
Hydro One Ltd. (d)	150,745	3,184,746
		5,736,081
		40,519,479
Cayman Islands (0.1%):
Health Care (0.1%):
Microport Scientific Corp.	100,900	400,345

China (0.4%):
Industrials (0.4%):
Yangzijiang Shipbuilding Holdings Ltd.	1,989,600	1,442,901

Denmark (2.6%):
Consumer Discretionary (0.4%):
Pandora A/S	19,441	1,401,779

Health Care (0.3%):
Coloplast A/S, Class B	5,825	920,860

Industrials (1.2%):
AP Moller - Maersk A/S, Class A	549	807,359
DSV PANALPINA A/S	15,326	2,504,939
Vestas Wind Systems A/S	5,567	903,314
		4,215,612
Utilities (0.7%):
Orsted A/S (d)	17,000	2,344,421
		8,882,672
Finland (1.2%):
Communication Services (0.3%):
Elisa Oyj	16,105	949,563

Energy (0.5%):
Neste Oyj	31,456	1,658,802

Industrials (0.4%):
Kone Oyj, Class B	16,166	1,422,916
		4,031,281
France (8.5%):
Communication Services (0.6%):
Iliad SA	7,386	1,360,239
Publicis Groupe SA (b)	22,162	716,756
		2,076,995

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Consumer Discretionary (1.2%):
La Francaise des Jeux SAEM (d)	21,735	$800,818
Peugeot SA (a)	95,164	1,729,707
Renault SA (a)	57,584	1,498,736
		4,029,261
Consumer Staples (0.6%):
Carrefour SA	124,952	2,002,262

Financials (1.7%):
BNP Paribas SA	40,447	1,469,148
CNP Assurances	101,673	1,273,342
Credit Agricole SA	166,661	1,460,289
Natixis SA	195,826	441,474
Societe Generale SA	88,893	1,179,792
		5,824,045
Health Care (1.7%):
BioMerieux	11,721	1,839,030
Sanofi	22,919	2,293,325
Sartorius Stedim Biotech	5,627	1,943,917
		6,076,272
Industrials (1.9%):
Alstom SA (a)	20,062	1,000,312
Bouygues SA	49,516	1,719,882
Cie de Saint-Gobain	18,891	797,712
Schneider Electric SE	17,568	2,184,747
Teleperformance	3,187	985,135
		6,687,788
Information Technology (0.8%):
Atos SE	18,321	1,478,106
Ingenico Group SA	8,793	1,364,159
		2,842,265
		29,538,888
Germany (6.7%):
Communication Services (0.4%):
United Internet AG, Registered Shares	32,783	1,255,931

Consumer Discretionary (1.1%):
Bayerische Motoren Werke AG	29,255	2,126,620
Delivery Hero SE (a)(d)	13,374	1,538,817
		3,665,437
Financials (0.7%):
Commerzbank AG	255,516	1,256,351
Deutsche Bank AG, Registered Shares (a)	146,609	1,236,112
		2,492,463
Health Care (0.8%):
Bayer AG, Registered Shares	23,254	1,453,699
Merck KGaA	9,104	1,329,670
		2,783,369
Industrials (1.0%):
Brenntag AG	15,710	1,000,332
Deutsche Post AG, Registered Shares	24,187	1,103,315
GEA Group AG	21,417	753,690
KION Group AG	8,273	709,943
		3,567,280
Information Technology (0.2%):
TeamViewer AG (a)(b)(d)	13,096	646,837

Materials (0.5%):
HeidelbergCement AG	28,836	1,769,175

Real Estate (1.8%):
Deutsche Wohnen SE	49,863	2,496,161

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
LEG Immobilien AG	17,606	$2,514,642
Vonovia SE	18,377	1,262,386
		6,273,189
Utilities (0.2%):
RWE AG	21,042	789,103
		23,242,784
Hong Kong (3.6%):
Consumer Discretionary (0.5%):
Techtronic Industries Co. Ltd.	147,222	1,930,033

Consumer Staples (0.4%):
WH Group Ltd. (d)	1,621,736	1,314,129

Financials (0.3%):
Hong Kong Exchanges & Clearing Ltd.	21,990	1,026,579

Industrials (0.5%):
CK Hutchison Holdings Ltd.	321,482	1,933,040

Real Estate (1.9%):
CK Asset Holdings Ltd.	380,370	1,852,770
Hang Lung Properties Ltd.	433,420	1,095,015
Kerry Properties Ltd.	605,934	1,546,500
Sino Land Co. Ltd.	1,689,502	1,962,002
		6,456,287
		12,660,068
Ireland (0.8%):
Consumer Discretionary (0.4%):
Flutter Entertainment PLC	9,547	1,519,200

Industrials (0.4%):
Kingspan Group PLC (a)	12,933	1,178,388
		2,697,588
Isle of Man (0.2%):
Consumer Discretionary (0.2%):
GVC Holdings PLC (a)	52,649	662,954

Israel (0.2%):

Health Care (0.2%):
Teva Pharmaceutical Industries Ltd., ADR (a)	83,200	749,633

Italy (2.8%):
Communication Services (0.4%):
Telecom Italia SpA	3,443,882	1,381,155

Financials (0.4%):
UniCredit SpA	155,937	1,288,244

Health Care (0.5%):
DiaSorin SpA	8,826	1,779,131

Industrials (0.6%):
Leonardo SpA	170,789	1,001,378
Prysmian SpA	36,366	1,059,291
		2,060,669
Information Technology (0.3%):
Nexi SpA (a)(d)	58,963	1,183,727

Utilities (0.6%):
Enel SpA	241,624	2,101,817
		9,794,743

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Japan (28.1%):
Communication Services (1.8%):
KDDI Corp.	36,800	$926,190
Nexon Co. Ltd.	28,100	698,173
Nippon Telegraph & Telephone Corp.	55,700	1,134,796
NTT DOCOMO, Inc.	49,200	1,811,257
SoftBank Group Corp.	5,200	318,761
Square Enix Holdings Co. Ltd.	6,100	402,312
Z Holdings Corp.	138,400	916,721
		6,208,210
Consumer Discretionary (4.1%):
Casio Computer Co. Ltd. (b)	55,100	884,482
Honda Motor Co. Ltd.	36,000	843,798
Iida Group Holdings Co. Ltd.	56,800	1,142,674
Mercari, Inc. (a)	9,600	441,201
Nitori Holdings Co. Ltd.	5,500	1,138,776
Pan Pacific International Holdings Corp.	40,000	928,646
Rinnai Corp.	13,400	1,301,526
Sekisui House Ltd.	58,600	1,031,455
Shimano, Inc.	2,400	471,221
Sony Corp.	11,900	905,722
Subaru Corp.	19,700	379,327
Sumitomo Electric Industries Ltd.	39,800	444,653
The Yokohama Rubber Co. Ltd.	52,200	737,517
Toyoda Gosei Co. Ltd.	38,100	868,289
Toyota Industries Corp.	16,200	1,019,312
Toyota Motor Corp.	18,300	1,202,081
Yamada Holdings Co. Ltd.	99,200	492,569
		14,233,249
Consumer Staples (2.7%):
Ajinomoto Co., Inc.	28,900	591,255
Cosmos Pharmaceutical Corp.	5,400	938,975
Kobe Bussan Co. Ltd.	13,500	739,411
Lawson, Inc.	10,000	475,694
NH Foods Ltd.	19,200	853,293
Seven & i Holdings Co. Ltd.	36,300	1,117,928
Sundrug Co. Ltd.	32,000	1,202,312
Toyo Suisan Kaisha Ltd.	20,000	1,053,729
Tsuruha Holdings, Inc.	7,100	1,003,136
Welcia Holdings Co. Ltd.	19,200	841,467
Yamazaki Baking Co. Ltd.	22,900	399,063
		9,216,263
Energy (0.6%):
ENEOS Holdings, Inc. (b)	213,500	758,671
Idemitsu Kosan Co. Ltd.	32,444	689,277
Inpex Corp.	107,000	571,349
		2,019,297
Financials (4.6%):
ACOM Co. Ltd. (b)	103,100	444,523
Concordia Financial Group Ltd.	231,600	801,042
Fukuoka Financial Group, Inc.	44,900	750,532
Japan Exchange Group, Inc.	20,700	576,297
Japan Post Bank Co. Ltd.	70,000	544,584
Japan Post Holdings Co. Ltd.	80,500	546,024
Japan Post Insurance Co. Ltd.	32,200	503,764
Mebuki Financial Group, Inc.	365,100	823,404
Mitsubishi UFJ Financial Group, Inc.	235,900	930,143
Mitsubishi UFJ Lease & Finance Co. Ltd.	169,300	778,077
Mizuho Financial Group, Inc.	58,080	721,253
Nomura Holdings, Inc.	198,100	898,424

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
ORIX Corp.	64,800	$801,327
Resona Holdings, Inc. (b)	249,700	846,136
Shinsei Bank Ltd.	64,500	790,894
Sumitomo Mitsui Financial Group, Inc.	36,700	1,014,614
Sumitomo Mitsui Trust Holdings, Inc.	33,700	891,758
T&D Holdings, Inc.	39,900	390,190
The Bank of Kyoto Ltd.	19,300	927,234
The Chiba Bank Ltd.	161,900	888,279
The Shizuoka Bank Ltd.	132,100	908,790
Tokyo Century Corp.	6,600	357,112
		16,134,401
Health Care (1.5%):
Alfresa Holdings Corp.	20,500	446,404
Astellas Pharma, Inc.	30,400	451,405
Chugai Pharmaceutical Co. Ltd.	21,900	978,475
Kyowa Kirin Co. Ltd.	16,000	452,725
M3, Inc.	15,800	973,183
Medipal Holdings Corp.	53,300	1,063,172
Ono Pharmaceutical Co. Ltd.	30,500	954,913
		5,320,277
Industrials (5.8%):
Asahi Glass Co. Ltd.	31,500	916,374
Dai Nippon Printing Co. Ltd.	41,500	836,056
Daifuku Co. Ltd.	7,500	751,919
Daikin Industries Ltd.	2,900	530,370
ITOCHU Corp. (b)	46,600	1,185,644
JGC Holdings Corp.	29,400	303,110
Kajima Corp.	72,000	861,025
Kurita Water Industries Ltd.	13,400	439,344
LIXIL Group Corp.	23,300	465,868
Marubeni Corp.	188,300	1,060,782
Mitsubishi Corp.	51,600	1,228,513
Mitsui & Co. Ltd.	68,900	1,177,170
Miura Co. Ltd.	7,900	384,782
MonotaRO Co. Ltd.	9,600	474,860
Nagoya Railroad Co. Ltd.	20,100	548,926
NGK Insulators Ltd.	28,100	398,081
Nihon M&A Center, Inc.	6,300	356,998
Nippon Yusen KK	55,900	962,478
Obayashi Corp.	90,600	819,890
SG Holdings Co. Ltd.	21,700	1,120,677
Shimizu Corp.	112,300	839,616
SMC Corp.	700	387,776
Sumitomo Corp.	85,300	1,017,247
Sumitomo Heavy Industries Ltd.	14,900	344,791
Taisei Corp.	14,100	474,320
Tobu Railway Co. Ltd.	13,500	415,119
Toppan Printing Co. Ltd.	55,400	775,904
Toyota Tsusho Corp.	26,000	724,837
Yamato Holdings Co. Ltd.	15,600	408,146
		20,210,623
Information Technology (2.2%):
Advantest Corp.	5,000	241,164
Brother Industries Ltd.	45,300	715,150
FUJIFILM Holdings Corp.	21,700	1,066,185
Fujitsu Ltd.	8,300	1,127,850
Hitachi Ltd.	23,400	785,617
Kyocera Corp.	7,800	443,254
Lasertec Corp.	6,500	530,323
NEC Corp.	20,500	1,192,742
Ricoh Co. Ltd. (b)	114,500	766,010

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
SUMCO Corp. (c)	14,900	$208,258
TDK Corp.	3,600	389,235
		7,465,788
Materials (1.8%):
JFE Holdings, Inc. (a)	52,600	364,855
Mitsubishi Chemical Holdings Corp.	75,800	435,062
Mitsubishi Gas Chemical Co., Inc.	46,000	848,252
Mitsubishi Materials Corp.	17,700	347,190
Mitsui Chemicals, Inc.	21,800	523,877
Oji Holdings Corp.	167,600	765,500
Showa Denko KK	27,100	493,568
Sumitomo Chemical Co. Ltd.	124,300	408,719
Taiheiyo Cement Corp.	31,800	805,773
Teijin Ltd.	31,400	484,702
Tosoh Corp.	56,600	914,460
		6,391,958
Real Estate (1.7%):
Aeon Mall Co. Ltd.	64,400	900,733
Daito Trust Construction Co. Ltd.	6,300	556,392
Daiwa House Industry Co. Ltd.	16,900	431,988
Daiwa House REIT Investment Corp.	328	836,085
GLP J-REIT	473	729,692
Hulic Co. Ltd.	101,700	948,288
Mitsubishi Estate Co. Ltd.	26,900	404,532
Nippon Prologis REIT, Inc.	357	1,202,630
		6,010,340

Utilities (1.3%):
Chubu Electric Power Co., Inc.	86,400	1,048,786
Electric Power Development Co. Ltd. (b)	56,400	867,404
Osaka Gas Co. Ltd.	33,800	656,591
The Kansai Electric Power Co., Inc.	43,700	422,382
Tohoku Electric Power Co., Inc.	60,400	604,401
Tokyo Electric Power Co. Holdings (a)	277,900	761,045
		4,360,609
		97,571,015
Luxembourg (0.4%):
Materials (0.4%):
ArcelorMittal SA (a)	102,804	1,372,376

Netherlands (3.0%):
Consumer Staples (0.7%):
Koninklijke Ahold Delhaize NV	80,544	2,384,859

Energy (0.6%):
Koninklijke Vopak NV	40,886	2,304,233

Financials (1.2%):
Aegon NV	481,364	1,253,126
EXOR NV	12,860	700,931
NN Group NV	55,770	2,096,026
		4,050,083
Industrials (0.2%):
AerCap Holdings NV (a)	35,424	892,331

Information Technology (0.3%):
Adyen NV (a)(d)	522	962,563
		10,594,069
New Zealand (0.5%):
Health Care (0.5%):
Fisher & Paykel Healthcare Corp. Ltd.	84,551	1,859,400

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Norway (1.2%):
Communication Services (0.3%):
Adevinta ASA (a)	57,620	$987,162

Consumer Staples (0.9%):
Orkla ASA, Class A	301,387	3,040,090
		4,027,252
Portugal (0.3%):
Utilities (0.3%):
Energias de Portugal SA	220,775	1,086,050

Singapore (2.6%):
Consumer Staples (0.7%):
Wilmar International Ltd.	736,200	2,372,925

Financials (0.4%):
Singapore Exchange Ltd.	211,500	1,417,644

Real Estate (1.5%):
Ascendas Real Estate Investment Trust	955,654	2,268,199
Mapletree Commercial Trust	668,200	949,607
Mapletree Logistics Trust	1,366,500	2,042,092
		5,259,898
		9,050,467
Spain (1.9%):
Communication Services (0.5%):
Cellnex Telecom SA (d)	30,363	1,851,467

Energy (0.4%):
Repsol SA	193,173	1,296,171

Industrials (0.2%):
Siemens Gamesa Renewable Energy SA	25,812	698,898

Utilities (0.8%):
Iberdrola SA	214,582	2,644,625
		6,491,161
Sweden (4.6%):
Consumer Discretionary (0.3%):
Evolution Gaming Group AB (d)	16,932	1,125,269

Consumer Staples (1.2%):
Essity AB, Class B (a)	34,345	1,161,974
ICA Gruppen AB (b)	20,454	1,040,526
Swedish Match AB	25,518	2,089,339
		4,291,839
Financials (1.6%):
EQT AB	99,684	1,940,218
Kinnevik AB, Class B	23,610	961,943
L E Lundbergforetagen AB, Class B	50,423	2,502,558
		5,404,719
Industrials (1.5%):
Investment AB Latour, Class B	99,838	2,351,492
Nibe Industrier AB, Class B (a)	72,521	1,872,581
Skanska AB, Class B (a)	48,705	1,032,873
		5,256,946
		16,078,773
Switzerland (2.8%):
Financials (1.0%):
Banque Cantonale Vaudoise, Registered Shares	32,760	3,337,508

Health Care (1.0%):
Lonza Group AG, Registered Shares	1,616	1,000,117

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Roche Holding AG	7,178	$2,462,201
		3,462,318
Information Technology (0.4%):
Logitech International SA, Class R	11,528	899,404
STMicroelectronics NV	21,740	669,456
		1,568,860
Real Estate (0.4%):
Swiss Prime Site AG, Registered Shares	15,108	1,374,725
		9,743,411
United Kingdom (8.6%):
Communication Services (1.1%):
BT Group PLC	648,779	825,159
Vodafone Group PLC	1,173,460	1,557,716
WPP PLC	184,401	1,449,442
		3,832,317
Consumer Discretionary (2.1%):
Barratt Developments PLC	192,417	1,183,592
Berkeley Group Holdings PLC	30,608	1,673,031
Fiat Chrysler Automobiles NV	126,608	1,554,150
Kingfisher PLC	227,726	873,503
Persimmon PLC	41,363	1,322,422
Taylor Wimpey PLC	313,790	439,949
		7,046,647
Consumer Staples (2.8%):
British American Tobacco PLC	47,853	1,718,293
Imperial Brands PLC	96,343	1,703,263
J Sainsbury PLC	787,710	1,944,554
Tesco PLC	771,409	2,119,228
Wm Morrison Supermarkets PLC	1,046,029	2,300,964
		9,786,302
Financials (1.2%):
Barclays PLC	1,047,383	1,321,703
London Stock Exchange Group PLC	19,448	2,231,651
Natwest Group PLC	469,527	643,733
		4,197,087
Materials (0.6%):
Anglo American PLC	56,697	1,374,930
Evraz PLC (c)	159,197	709,226
		2,084,156
Real Estate (0.8%):
Segro PLC	235,030	2,833,085
		29,779,594
United States (0.2%):
Health Care (0.2%):
Bausch Health Cos., Inc. (a)	51,765	802,198
Total Common Stocks (Cost $342,150,702)		341,027,476

Preferred Stocks (1.1%)
Germany (1.1%):
Consumer Discretionary (0.8%):
Porsche Automobil Holding SE (a)	24,104	1,438,716
Volkswagen AG (a)	9,012	1,452,031
		2,890,747

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI International Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Health Care (0.3%):
Sartorius AG	1,980	$813,575
		3,704,322
Total Preferred Stocks (Cost $3,929,252)		3,704,322

Collateral for Securities Loaned^ (2.7%)
United States (2.7%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (e)	205,249	205,249
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (e)	3,208,206	3,208,206
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (e)	1,427,294	1,427,294
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (e)	816,738	816,738
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (e)	3,672,214	3,672,214
Total Collateral for Securities Loaned (Cost $9,329,701)		9,329,701

Total Investments (Cost $355,409,655) — 102.0%		354,061,499
Liabilities in excess of other assets — (2.0)%		(6,788,078)
NET ASSETS - 100.00%		$347,273,421

^	Purchased with cash collateral from securities on loan.
(a)	Non-income producing security.
(b)	All or a portion of this security is on loan.
(c)	All or a portion of this security has been segregated as collateral for derivative instruments.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $14,952,794 and amounted to 4.3% of net assets.
(e)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
PLC—Public Limited Company
REIT—Real Estate Investment Trust

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI EAFE Index Futures	11	12/18/20	$1,035,619	$1,019,260	$(16,359)

	Total unrealized appreciation				$–
	Total unrealized depreciation				(16,359)
	Total net unrealized appreciation (depreciation)				$(16,359)

Victory Portfolios II	Schedule of Portfolio Investments
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Common Stocks (98.4%)

Bermuda (0.0%):(a)
Real Estate (0.0%):(a)
Shanghai Industrial Urban Development Group Ltd.	183,552	$17,526

Brazil (4.0%):
Communication Services (0.3%):
TIM Participacoes SA	248,692	576,235

Consumer Discretionary (0.2%):
Magazine Luiza SA	20,284	321,006

Consumer Staples (0.7%):
JBS SA	198,152	726,663
Natura & Co. Holding SA (b)	58,124	527,261
		1,253,924
Energy (0.5%):
Cosan SA	73,100	886,182

Financials (0.6%):
B3 SA- Brasil Bolsa Balcao	45,400	443,090
Banco BTG Pactual SA	22,200	286,931
Sul America SA	56,900	400,065
		1,130,086
Industrials (0.7%):
WEG SA	113,500	1,322,987

Materials (0.3%):
Vale SA	47,085	493,785

Utilities (0.7%):
Centrais Eletricas Brasileiras SA	100,248	539,261
Cia de Saneamento Basico do Estado de Sao Paulo	38,976	323,622
Equatorial Energia SA	150,300	564,780
		1,427,663
		7,411,868
Cayman Islands (2.7%):
Communication Services (0.5%):
Bilibili, Inc., ADR (b)	9,774	406,598
JOYY, Inc., ADR	8,268	666,980
		1,073,578
Consumer Discretionary (1.0%):
GSX Techedu, Inc., ADR (b)(c)	4,530	408,198
Meituan Dianping, Class B (b)	13,380	417,456
NIO, Inc., ADR (b)	28,209	598,595
Vipshop Holdings Ltd., ADR (b)	28,226	441,455
		1,865,704
Consumer Staples (0.7%):
Hengan International Group Co. Ltd.	68,150	494,637
Vinda International Holdings Ltd.	139,570	457,430
Yihai International Holding Ltd.	22,440	350,064
		1,302,131
Information Technology (0.5%):
Kingdee International Software Group Co. Ltd.	127,300	328,516
Xinyi Solar Holdings Ltd.	352,550	558,621
		887,137
		5,128,550
Chile (0.5%):
Consumer Staples (0.5%):
Cencosud SA	626,476	914,482

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
China (26.4%):
Communication Services (0.6%):
China Telecom Corp. Ltd., Class H	3,910,502	$1,170,628

Consumer Discretionary (3.4%):
BAIC Motor Corp. Ltd., Class H (d)	1,491,584	606,257
Brilliance China Automotive Holdings Ltd.	658,710	617,912
China Yuhua Education Corp. Ltd. (d)	301,260	257,334
Dongfeng Motor Group Co. Ltd., Class H	1,275,122	791,398
Great Wall Motor Co. Ltd., Class H	866,160	1,098,626
Guangzhou Automobile Group Co. Ltd.	782,591	651,318
Koolearn Technology Holding Ltd. (b)(d)	76,170	325,320
Li Ning Co. Ltd.	97,250	451,742
Pinduoduo, Inc., ADR (b)	9,626	713,768
Zhongsheng Group Holdings Ltd.	137,754	859,407
		6,373,082
Energy (0.3%):
Yanzhou Coal Mining Co. Ltd., Class H	838,396	623,118

Financials (8.9%):
Agricultural Bank of China Ltd., Class H (e)	3,528,570	1,101,824
Bank of China Ltd., Class H (e)	4,356,504	1,349,111
Bank of Communications Co. Ltd., Class H	2,655,341	1,274,564
China Cinda Asset Management Co. Ltd., Class H	4,952,576	926,611
China CITIC Bank Corp. Ltd., Class H	2,901,359	1,119,363
China Construction Bank Corp., Class H (e)	1,752,475	1,135,151
China Everbright Bank Co. Ltd., Class H	3,033,013	954,910
China Galaxy Securities Co. Ltd., Class H	1,472,680	826,601
China Huarong Asset Management Co. Ltd., Class H (d)	7,424,094	785,517
China International Capital Corp. Ltd., Class H (b)(d)	166,640	384,025
China Minsheng Banking Corp. Ltd., Class H	2,285,098	1,197,096
Chongqing Rural Commercial Bank Co. Ltd., Class H	2,455,868	903,126
CITIC Securities Co. Ltd., Class H	186,500	414,391
GF Securities Co. Ltd., Class H	774,390	976,231
Huatai Securities Co. Ltd., Class H (d)	479,330	783,009
Industrial & Commercial Bank of China Ltd., Class H	2,200,948	1,141,653
Postal Savings Bank of China Co. Ltd., Class H (d)	2,250,938	943,942
Zhongan Online P&C Insurance Co. Ltd., Class H (b)(d)	96,070	474,772
		16,691,897
Health Care (2.5%):
AK Medical Holdings Ltd. (d)	261,080	666,344
China Medical System Holdings Ltd.	568,150	625,332
China Resources Pharmaceutical Group Ltd. (d)	1,554,867	798,499
Luye Pharma Group Ltd. (d)	1,337,109	776,386
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	409,158	815,148
Shanghai Pharmaceuticals Holding Co. Ltd.	646,273	1,080,735
		4,762,444
Industrials (6.5%):
A-Living Services Co. Ltd., Class H (d)	167,324	846,336
China Communications Construction Co. Ltd., Class H (c)	1,973,245	1,031,180
China Conch Venture Holdings Ltd.	270,519	1,253,114
China Lesso Group Holdings Ltd.	453,635	814,787
China Railway Construction Corp. Ltd.	1,184,590	814,692
China Railway Group Ltd., Class H	2,038,972	957,659
China State Construction International Holdings Ltd.	1,089,390	709,860
COSCO SHIPPING Energy Transportation Co. Ltd., Class H	1,560,360	644,278
Country Garden Services Holdings Co. Ltd.	165,349	1,063,567
Fosun International Ltd.	755,640	877,517
Sinopec Engineering Group Co. Ltd., Class H	2,063,878	761,637
Weichai Power Co. Ltd.	402,101	805,240
Zoomlion Heavy Industry Science and Technology Co. Ltd., Class H	837,884	804,369

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
ZTO Express Cayman, Inc., ADR	30,140	$901,789
		12,286,025
Information Technology (0.6%):
Legend Holdings Corp., Class H (d)	268,170	325,956
Semiconductor Manufacturing International Corp. (b)	200,610	469,039
Silergy Corp.	6,000	353,222
		1,148,217
Materials (0.8%):
Anhui Conch Cement Co. Ltd., Class H	59,041	406,050
China Hongqiao Group Ltd.	767,380	478,251
China National Building Material Co. Ltd., Class H	471,687	595,238
		1,479,539
Real Estate (2.0%):
China Vanke Co. Ltd.	271,295	827,887
Kaisa Group Holdings Ltd.	637,832	325,089
Logan Group Co. Ltd.	207,738	327,556
Longfor Group Holdings Ltd. (d)	169,520	951,499
Seazen Group Ltd.	528,927	449,076
SOHO China Ltd. (b)	968,830	261,272
Sunac China Holdings Ltd.	129,054	502,894
		3,645,273
Utilities (0.8%):
China Longyuan Power Group Corp. Ltd., Class H	737,830	460,787
China Power International Development Ltd.	6,013,455	1,109,579
		1,570,366
		49,750,589
Greece (0.0%):(a)
Consumer Discretionary (0.0%):(a)
FF Group (b)(f)(g)	14,913	4,197

Hong Kong (7.6%):
Communication Services (0.6%):
China Unicom Hong Kong Ltd.	1,605,175	1,045,953

Consumer Staples (0.2%):
Sun Art Retail Group Ltd.	278,010	306,708

Financials (0.4%):
China Everbright Ltd.	626,087	835,321

Health Care (0.4%):
China Traditional Chinese Medicine Holdings Co. Ltd.	1,744,542	729,331

Industrials (1.5%):
CITIC Ltd.	1,519,793	1,115,822
Shanghai Industrial Holdings Ltd.	917,759	1,219,731
Sinotruk Hong Kong Ltd.	199,909	512,283
		2,847,836
Information Technology (0.5%):
Kingboard Holdings Ltd.	299,562	985,656

Materials (1.0%):
China Resources Cement Holdings Ltd.	613,370	837,349
Nine Dragons Paper Holdings Ltd.	783,701	982,913
		1,820,262
Real Estate (1.9%):
China Jinmao Holdings Group Ltd.	436,270	240,371
China Overseas Property Holdings Ltd.	680,640	555,051
China Resources Land Ltd.	235,024	1,058,366
Shimao Group Holdings Ltd.	165,336	682,677
Yuexiu Property Co. Ltd.	5,576,370	1,086,493
		3,622,958

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Utilities (1.1%):
Beijing Enterprises Holdings Ltd.	364,858	$1,094,574
China Resources Power Holdings Co. Ltd.	968,990	1,069,015
		2,163,589
		14,357,614
Hungary (0.7%):
Health Care (0.7%):
Richter Gedeon Nyrt	57,444	1,214,894

India (1.7%):
Communication Services (0.2%):
Bharti Airtel Ltd.	58,715	334,997

Energy (0.3%):
Reliance Industries Ltd.	19,051	576,940

Financials (0.4%):
REC Ltd.	630,115	846,359

Health Care (0.4%):
Dr. Reddy's Laboratories Ltd.	9,513	668,901

Materials (0.2%):
Hindalco Industries Ltd.	154,328	366,576

Utilities (0.2%):
Indraprastha Gas Ltd.	79,911	418,943
		3,212,716
Indonesia (0.9%):
Consumer Staples (0.6%):
PT Indofood Sukses Makmur Tbk	2,223,353	1,068,345

Materials (0.3%):
PT Indah Kiat Pulp & Paper Corp. Tbk	1,025,330	618,437
		1,686,782
Korea, Republic Of (24.3%):
Communication Services (2.7%):
Kakao Corp.	3,826	1,192,455
LG Uplus Corp.	94,448	928,732
NAVER Corp.	5,031	1,275,495
SK Telecom Co. Ltd.	8,104	1,649,211
		5,045,893
Consumer Discretionary (4.1%):
Hankook Tire & Technology Co. Ltd.	45,095	1,214,615
Hyundai Mobis Co. Ltd.	5,371	1,056,289
Hyundai Motor Co.	8,362	1,276,287
Kia Motors Corp.	32,679	1,310,513
LG Electronics, Inc.	16,415	1,287,093
Lotte Shopping Co. Ltd.	11,539	774,529
Shinsegae, Inc.	4,185	760,421
		7,679,747
Consumer Staples (2.8%):
CJ CheilJedang Corp.	3,559	1,202,057
E-MART, Inc.	10,313	1,247,789
GS Retail Co. Ltd.	31,466	901,335
KT&G Corp.	22,677	1,597,764
Orion Corp.	3,610	404,369
		5,353,314
Financials (5.8%):
BNK Financial Group, Inc.	262,141	1,134,188
DB Insurance Co. Ltd.	12,714	491,383
Hana Financial Group, Inc.	42,084	1,011,168

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Hyundai Marine & Fire Insurance Co. Ltd.	50,550	$966,047
Industrial Bank of Korea	171,746	1,176,302
KB Financial Group, Inc.	39,928	1,281,998
Korea Investment Holdings Co. Ltd.	9,097	563,944
Meritz Securities Co. Ltd.	164,831	457,355
Mirae Asset Daewoo Co. Ltd.	140,853	1,021,320
Samsung Securities Co. Ltd.	21,885	572,622
Shinhan Financial Group Co. Ltd.	44,603	1,052,623
Woori Financial Group, Inc.	160,599	1,178,230
		10,907,180
Health Care (0.1%):
Seegene, Inc.	1,205	268,304

Industrials (3.2%):
Daelim Industrial Co. Ltd.	13,971	924,631
GS Engineering & Construction Corp.	40,099	828,038
Hanwha Corp.	50,601	1,088,170
Hyundai Heavy Industries Holdings Co. Ltd.	4,363	813,283
LG Corp.	17,714	1,122,366
Lotte Corp.	14,942	365,405
Posco International Corp.	69,230	793,230
		5,935,123
Information Technology (1.6%):
KMW Co. Ltd. (b)	5,310	356,875
LG Innotek Co. Ltd.	3,310	438,692
Samsung Electronics Co. Ltd.	24,944	1,241,335
SK Hynix, Inc.	13,717	985,231
		3,022,133
Materials (2.9%):
Hanwha Chemical Corp.	43,222	1,421,023
Hyundai Steel Co.	40,138	844,288
Kumho Petrochemical Co. Ltd.	10,936	1,028,610
Lotte Chemical Corp.	6,240	1,048,448
POSCO	6,687	1,120,694
		5,463,063
Utilities (1.1%):
Korea Electric Power Corp. (b)	65,871	1,149,011
Korea Gas Corp.	46,685	983,998
		2,133,009
		45,807,766
Luxembourg (0.6%):
Financials (0.6%):
Reinet Investments SCA	67,238	1,171,021

Malaysia (2.7%):
Communication Services (0.2%):
Telekom Malaysia Bhd	398,300	395,856

Consumer Staples (0.7%):
PPB Group Bhd	284,551	1,301,039

Health Care (1.4%):
Hartalega Holdings Bhd	104,400	406,998
Kossan Rubber Industries	107,600	354,222
Supermax Corp. Bhd (b)	97,800	198,165
Top Glove Corp. Bhd	798,400	1,594,687
		2,554,072
Industrials (0.4%):
MISC Bhd	405,200	731,320
		4,982,287

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Mexico (0.3%):
Consumer Staples (0.3%):
Gruma SAB de CV, Class B	56,077	$622,478

Philippines (0.3%):
Communication Services (0.3%):
PLDT, Inc.	18,460	509,858

Poland (2.7%):
Communication Services (1.3%):
CD Projekt SA (b)	3,953	427,777
Cyfrowy Polsat SA	174,390	1,218,725
Orange Polska SA (b)	446,113	789,223
		2,435,725
Consumer Staples (0.6%):
Dino Polska SA (b)(d)	17,914	1,055,468

Energy (0.2%):
Polskie Gornictwo Naftowe i Gazownictwo SA	331,216	432,444

Materials (0.2%):
KGHM Polska Miedz SA (b)	12,488	381,130

Utilities (0.4%):
PGE Polska Grupa Energetyczna SA (b)	485,460	806,097
		5,110,864
Russian Federation (4.4%):
Energy (0.9%):
Gazprom PJSC	430,854	949,140
Surgutneftegas PJSC	1,650,230	736,425
		1,685,565
Financials (1.0%):
Moscow Exchange MICEX PJSC	752,800	1,425,252
Sberbank of Russia PJSC (b)	151,210	444,270
		1,869,522
Materials (1.9%):
Magnitogorsk Iron & Steel Works PJSC	1,293,701	643,589
MMC Norilsk Nickel PJSC	3,905	946,444
Polymetal International PLC	45,241	990,972
Polyus PJSC	5,032	1,053,720
		3,634,725
Utilities (0.6%):
Inter RAO UES PJSC	15,206,439	1,099,314
		8,289,126
South Africa (2.5%):
Health Care (0.4%):
Aspen Pharmacare Holdings Ltd. (b)	94,074	672,731

Materials (2.1%):
AngloGold Ashanti Ltd.	23,667	614,519
Gold Fields Ltd.	56,881	693,212
Harmony Gold Mining Co. Ltd. (b)	46,553	248,785
Impala Platinum Holdings Ltd.	56,870	495,976
Northam Platinum Ltd. (b)	81,885	835,737
Sasol Ltd. (b)	70,374	546,664
Sibanye Stillwater Ltd.	189,036	524,949
		3,959,842
		4,632,573

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Taiwan (10.9%):
Consumer Discretionary (0.2%):
Hotai Motor Co. Ltd.	21,000	$466,232

Financials (4.1%):
E.Sun Financial Holding Co. Ltd.	1,908,078	1,686,582
Shin Kong Financial Holding Co. Ltd.	4,337,000	1,203,974
Sinopac Financial Holdings Co. Ltd.	2,204,965	826,043
Taiwan Cooperative Financial Holding Co. Ltd.	3,361,199	2,263,082
Yuanta Financial Holding Co. Ltd.	2,756,656	1,694,237
		7,673,918
Information Technology (4.7%):
ASMedia Technology, Inc.	5,000	251,191
Compal Electronics, Inc. (e)	1,449,000	953,092
Foxconn Technology Co. Ltd.	809,000	1,438,558
MediaTek, Inc.	57,000	1,194,634
Pegatron Corp.	245,000	539,707
Powertech Technology, Inc. (e)	142,322	424,086
Realtek Semiconductor Corp.	36,000	458,049
Synnex Technology International Corp.	475,000	677,353
United Microelectronics Corp.	1,758,142	1,733,132
Wistron Corp.	1,143,000	1,176,072
		8,845,874
Materials (1.6%):
Asia Cement Corp.	932,500	1,336,190
Taiwan Cement Corp. (e)	1,111,069	1,588,228
		2,924,418
Real Estate (0.3%):
Ruentex Development Co. Ltd.	470,000	631,275
		20,541,717
Thailand (1.0%):
Consumer Staples (0.8%):
Charoen Pokphand Foods PCL	1,217,900	1,076,172
Osotspa PCL	454,800	502,343
		1,578,515
Utilities (0.2%):
Gulf Energy Development PCL	377,700	363,546
		1,942,061
Turkey (4.2%):
Communication Services (0.6%):
Turkcell Iletisim Hizmetleri A/S	530,049	1,045,767

Consumer Staples (0.6%):
Anadolu Efes Biracilik Ve Malt Sanayii A/S	184,960	496,482
BIM Birlesik Magazalar A/S	67,799	612,502
		1,108,984
Financials (1.9%):
Akbank TAS (b)	485,990	324,870
Haci Omer Sabanci Holding A/S	902,595	974,746
Turkiye Garanti Bankasi A/S (b)(c)	767,878	707,662
Turkiye Is Bankasi A/S (b)	1,239,341	860,637
Yapi ve Kredi Bankasi A/S (b)(c)	2,833,698	783,445
		3,651,360
Industrials (0.9%):
Aselsan Elektronik Sanayi Ve Ticaret A/S	364,610	914,347
Turk Hava Yollari AO (b)	512,161	698,025
		1,612,372

Victory Portfolios II	Schedule of Portfolio Investments — continued
VictoryShares USAA MSCI Emerging Markets Value Momentum ETF	September 30, 2020
(Unaudited)

Security Description	Shares	Value
Materials (0.2%):
Eregli Demir ve Celik Fabrikalari TAS	371,032	$455,594
		7,874,077
Total Common Stocks (Cost $197,970,440)		185,183,046

Preferred Stocks (0.8%)
Brazil (0.8%):
Communication Services (0.3%):
Telefonica Brasil SA	84,236	648,906

Utilities (0.5%):
Cia Paranaense de Energia	86,500	951,639
		1,600,545
Total Preferred Stocks (Cost $1,994,639)		1,600,545

Collateral for Securities Loaned^ (0.6%)
United States (0.6%):
BlackRock Liquidity Funds TempFund Portfolio, Institutional Class, 0.13% (h)	22,355	22,355
Fidelity Investments Money Market Government Portfolio, Class I, 0.03% (h)	349,425	349,425
Goldman Sachs Financial Square Prime Obligations Fund, Institutional Class, 0.09% (h)	155,455	155,455
JPMorgan Prime Money Market Fund, Capital Class, 0.19% (h)	88,956	88,956
Morgan Stanley Institutional Liquidity Prime Portfolio, Institutional Class, 0.16% (h)	399,963	399,963
Total Collateral for Securities Loaned (Cost $1,016,154)		1,016,154

Total Investments (Cost $200,981,233) — 99.8%		187,799,745
Other assets in excess of liabilities — 0.2%		431,545
NET ASSETS - 100.00%		$188,231,290

^	Purchased with cash collateral from securities on loan.
(a)	Amount represents less than 0.05% of net assets.
(b)	Non-income producing security.
(c)	All or a portion of this security is on loan.
(d)	Rule 144A security or other security that is restricted as to resale to institutional investors. The Fund's Adviser has deemed this security to be liquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, the fair value of these securities was $9,980,664 and amounted to 5.3% of net assets.
(e)	All or a portion of this security has been segregated as collateral for derivative instruments.
(f)	Security was fair valued based using significant unobservable inputs as of September 30, 2020.
(g)	The Fund's Adviser has deemed this security to be illiquid based upon procedures approved by the Board of Trustees. As of September 30, 2020, illiquid securities were less than 0.05% of the Fund's net assets.
(h)	Rate disclosed is the daily yield on September 30, 2020.

ADR—American Depositary Receipt
PCL—Public Company Limited
PLC—Public Limited Company

Futures Contracts Purchased

	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation (Depreciation)
E-Mini MSCI Emerging Markets Index Futures	20	12/18/20	$1,100,897	$1,088,500	$(12,397)
	Total unrealized appreciation				$–
	Total unrealized depreciation				(12,397)
	Total net unrealized appreciation (depreciation)				$(12,397)